UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04149

_Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_(650) 312-2000

Date of fiscal year end:_2/28

Date of reporting period:_8/31/10

Item 1. Reports to Stockholders.

FRANKLIN TAX-FREE TRUST

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

	Contents
Shareholder Letter	1	Semiannual Report		Franklin Federal Limited-Term		Franklin New Jersey
		Municipal Bond Market		Tax-Free Income Fund	23	Tax-Free Income Fund	54
		Overview	4	Franklin High Yield Tax-Free		Financial Highlights and
		Investment Strategy		Income Fund	29	Statements of Investments	62
		and Manager’s Discussion	6	Franklin Insured Tax-Free		Financial Statements	166
		Franklin Double Tax-Free		Income Fund	37	Notes to Financial
		Income Fund	7	Franklin Massachusetts		Statements	176
		Franklin Federal Intermediate-		Tax-Free Income Fund	45	Shareholder Information	192
		Term Tax-Free Income Fund	15

Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2010, the municipal bond market posted strong results with a +5.42% total return as measured by the Barclays Capital (BC) Municipal Bond Index.1 Coupon payments generated +2.39% of the total return, and +3.03% came from bond price appreciation. This was unusually strong performance for municipal bonds when compared with the 10-year average return of +2.97% for the same six-month period (February 28–August 31).1 Fixed income investments generally reported robust performance during the six-month period under review, and the Treasury bond market returned +6.60% according to the BC U.S. Treasury Bond Index.2

Despite municipal bonds’ strength, many tax-free bonds retained their pre-tax yield advantage over Treasuries. As of period-end, the 4.58% yield of the BC Municipal Bond Index: Long Component exceeded the 3.25% yield of the BC U.S. Treasury Index: Long Component.3 Investors continued to purchase municipal bond mutual fund shares even though budgetary pressures at state and local levels and concerns regarding some issuers’ abilities to repay debt were well publicized. Many municipal bonds were re-rated during the period due to a changing economic landscape and reconciliation between corporate and municipal rating scales. Moody’s Investors Service and Fitch recalibrated ratings for many state and local government issuers to bring them in line with corporate and sovereign ratings. In some cases, these changes resulted in as much as a three-notch rating increase. These positive rating actions coupled with a long-term default rate for investment-grade municipal bonds of less than 1% helped remind investors of the asset class’s historical underlying credit strength.4 Investor interest also increased for lower investment-grade

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch.

2. Source: © 2010 Morningstar. The BC U.S. Treasury Index is the U.S. Treasury component of the U.S. Government Index and covers public obligations of the U.S. Treasury with a remaining maturity of one year or more.

3. Source: © 2010 Morningstar. The BC Municipal Bond Index: Long Component is the long (22+ years) component of the BC Municipal Bond Index. The BC U.S. Treasury Index: Long Component is the long component of the BC U.S. Treasury Index and covers public obligations of the U.S. Treasury with remaining maturity of 10 years or more.

4. Source: Moody’s Investors Service, “Special Comment: U.S. Municipal Bond Defaults and Recoveries, 1970-2009,” February 2010.

4 | Semiannual Report

and speculative-grade issues during the reporting period, which contributed to the BC Baa Municipal Bond Index’s +7.02% return and the BC Municipal Bond High Yield Index’s +8.14% return, compared with the BC Aaa Municipal Bond Index’s +4.16% total return.5

The American Recovery and Reinvestment Act of February 2009 allowed municipalities to issue taxable bonds and receive a 35% federal government subsidy for all coupon payments distributed to investors for the life of the bonds. This subsidy enabled municipalities to borrow significantly below their after-tax cost in the traditional tax-exempt municipal bond market. In May 2010, the House of Representatives modified and approved certain provisions of the Act. If these modifications become law, municipalities would continue to receive a subsidy for their taxable borrowing at 32% starting in 2011 and 30% in 2012. Municipal bond new-issue supply rose 3.9% in the first half of 2010 compared with the first half of 2009.6 Notably, issuance of taxable municipals surged 157.8% while tax-free issuance fell 19.8% for the same period.6 This comparative shortage of tax-free supply, at a time when many observers believed taxes are likely to rise in the future, supported the municipal bond market’s performance. We continued to believe these new, subsidized, taxable municipal bonds, known as Build America Bonds, may suppress future supply of tax-exempt municipal bonds as long as the government permits their use.

Given the various ratings changes, the relatively steep yield curve, and the reduced tax-exempt supply during the reporting period, we looked for opportunities to keep the portfolios fully invested in longer term bonds.

The foregoing information reflects our analysis and opinions as of August 31, 2010, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

5. Source: © 2010 Morningstar. The BC Baa Municipal Bond Index is the Baa credit quality component of the BC Municipal Bond Index. The BC Municipal Bond High Yield Index consists of bonds that must be nonrated or rated Ba1 or below. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. The BC Aaa Municipal Bond Index is the Aaa credit quality component of the BC Municipal Bond Index.

6. Source: Thomson Reuters.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, each Fund’s portfolio becomes progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a positive sloping municipal yield curve favored the use of longer term bonds. Consequently, we sought to purchase bonds from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your continued participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin Double Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and state personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 The Fund focuses on municipal securities issued by U.S. territories such as Puerto Rico, Guam and the U.S. Virgin Islands.

Credit Quality Breakdown*
Franklin Double Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

AAA	15.8%
AA	5.3%
A	16.0%
BBB	59.0%
Not Rated by S&P	3.9%

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthi-ness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.
				BBB
Ratings	Moody’s	Fitch	Internal
AAA or Aaa	—	—	0.1%
A	0.5%	—	—	A
BBB or Baa	3.1%	0.2%	—
Total	3.6%	0.2%	0.1%	AA

				AAA

We are pleased to bring you Franklin Double Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 65.

Semiannual Report | 7

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Double Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.28 cents	3.73 cents	4.38 cents
April	4.28 cents	3.73 cents	4.38 cents
May	4.28 cents	3.73 cents	4.38 cents
June	4.28 cents	3.74 cents	4.37 cents
July	4.28 cents	3.74 cents	4.37 cents
August	4.28 cents	3.74 cents	4.37 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.56 on February 28, 2010, to $12.13 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 26.13 cents per share for the same period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.05% based on an annualization of the current 4.28 cent per share dividend and the maximum offering price of $12.67 on August 31, 2010. An investor in the 2010 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.23% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details. Franklin Double Tax-Free Income Fund was the first mutual fund of its kind to offer both state and federal income tax exemptions in all 50 states. We do this by investing principally in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam. This can be particularly appealing to residents of states such as Illinois, Iowa and Wisconsin, where income from their own municipal securities may be fully taxable.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

The Fund was well diversified with 115 different positions across 10 different sectors as of August 31, 2010. Issuers represented in the portfolio included Puerto Rico (78.8% of the Fund’s total long-term investments), the U.S. Virgin Islands (12.0%) and Guam (9.2%).

Many municipal bond funds purchase U.S. territory paper, mainly Puerto Rico’s, as an alternative for their specialty state funds when the supply within a particular state is running low. This strong demand for territory paper has also helped to keep bond values high relative to the states. Puerto Rico’s municipal bond market is widely traded and is very liquid because of its dual tax-exemption advantages.

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown

Franklin Double Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

General Obligation	18.4%
Utilities	17.3%
Tax-Supported	16.0%
Transportation	12.7%
Prerefunded	10.6%
Other Revenue	8.4%
Subject to Government Appropriations	8.2%
Housing	3.5%
Higher Education	3.2%
Hospital & Health Care	1.7%

*Does not include short-term investments and other net assets.

Semiannual Report | 9

Performance Summary as of 8/31/10

Franklin Double Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FPRTX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.57	$12.13	$11.56
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2613
Class C (Symbol: FPRIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.57	$12.18	$11.61
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2280
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.57	$12.14	$11.57
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2671

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returnsinclude maximum sales charges. Class A: 4.25% maximuminitial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	7.27%		+	14.17%	+	24.51%	+	67.23%
Average Annual Total Return[2]	+	2.74%		+	9.34%	+	3.57%	+	4.82%
Avg. Ann. Total Return (9/30/10)[3]				+	3.87%	+	3.82%	+	4.92%
Distribution Rate[4]			4.05%
Taxable Equivalent Distribution Rate[5]			6.23%
30-Day Standardized Yield[6]			3.65%
Taxable Equivalent Yield[5]			5.62%
Total Annual Operating Expenses[7]			0.69%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.94%		+	13.58%	+	21.15%	+	58.46%
Average Annual Total Return[2]	+	5.94%		+	12.58%	+	3.91%	+	4.71%
Avg. Ann. Total Return (9/30/10)[3]				+	6.94%	+	4.15%	+	4.81%
Distribution Rate[4]			3.67%
Taxable Equivalent Distribution Rate[5]			5.65%
30-Day Standardized Yield[6]			3.28%
Taxable Equivalent Yield[5]			5.05%
Total Annual Operating Expenses[7]			1.24%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	7.32%		+	14.37%	+	24.74%	+	67.54%
Average Annual Total Return[2]	+	7.32%		+	14.37%	+	4.52%	+	5.30%
Avg. Ann. Total Return (9/30/10)[3]				+	8.58%	+	4.77%	+	5.39%
Distribution Rate[4]			4.33%
Taxable Equivalent Distribution Rate[5]			6.66%
30-Day Standardized Yield[6]			3.93%
Taxable Equivalent Yield[5]			6.05%
Total Annual Operating Expenses[7]			0.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is classified as a nondiversified fund because it may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the 2010 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of the report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/14/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +18.45% and +16.19%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin Double Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,072.70	$3.50
Hypothetical (5% return before expenses)	$1,000	$1,021.83	$3.41
Class C
Actual	$1,000	$1,069.40	$6.36
Hypothetical (5% return before expenses)	$1,000	$1,019.06	$6.21
Advisor Class
Actual	$1,000	$1,073.20	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,022.33	$2.91

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.22%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Breakdown*
Franklin Federal Intermediate-Term Tax-Free Income Fund
8/31/10
% of Total
Ratings	Long-Term Investments**
AAA	32.4%
AA	26.3%
A	30.4%
BBB	7.1%
Below Investment Grade	0.3%
Not Rated by S&P	3.5%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	0.1%	0.2%
AA or Aa	1.6%	0.2%
A	0.1%	0.4%
BBB or Baa	0.8%	0.1%
Total	2.6%	0.9%

We are pleased to bring you Franklin Federal Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 72.

Semiannual Report | 15

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	3.58 cents	3.04 cents	3.67 cents
April	3.58 cents	3.04 cents	3.67 cents
May	3.58 cents	3.04 cents	3.67 cents
June	3.48 cents	2.95 cents	3.57 cents
July	3.48 cents	2.95 cents	3.57 cents
August	3.48 cents	2.95 cents	3.57 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.59 on February 28, 2010, to $12.07 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 21.52 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.38% based on an annualization of the current 3.48 cent per share dividend and the maximum offering price of $12.35 on August 31, 2010. An investor in the 2010 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.20% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. During the period under review, renewed investor interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

16 | Semiannual Report

Manager’s Discussion	Portfolio Breakdown
	Franklin Federal Intermediate-Term
We used various investment strategies during the six months under review	Tax-Free Income Fund
	8/31/10
as we sought to maximize tax-free income for shareholders. Please read the
discussion beginning on page 6 for details.	% of Total
	Long-Term Investments*

Thank you for your continued participation in Franklin Federal Intermediate-	Subject to Government Appropriations	23.9%
Term Tax-Free Income Fund. We intend to maintain our conservative,	Utilities	18.9%
buy-and-hold investment strategy as we attempt to provide shareholders with	General Obligation	17.8%
high, current, tax-free income.	Transportation	12.4%
	Hospital & Health Care	9.7%
	Other Revenue	7.5%
	Tax-Supported	3.7%
The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of
the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings	Higher Education	3.5%
may change depending on factors such as market and economic conditions. These opinions may not be relied	Prerefunded	1.9%
upon as investment advice or an offer for a particular security. The information is not a complete analysis of	Housing	0.5%
every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered
reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.	Corporate-Backed	0.2%
Although historical performance is no guarantee of future results, these insights may help you understand our
investment management philosophy.	*Does not include short-term investments and other
	net assets.

Semiannual Report | 17

Performance Summary as of 8/31/10

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKITX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.48	$12.07	$11.59
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2152
Class C (Symbol: FCITX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.49	$12.10	$11.61
Distributions (3/1/10–8/31/10)
Dividend Income	$0.1825
Advisor Class (Symbol: FITZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.49	$12.09	$11.60
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2207

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.07%		+	10.73%	+	25.82%	+	65.54%
Average Annual Total Return[2]	+	3.66%		+	8.24%	+	4.22%	+	4.93%
Avg. Ann. Total Return (9/30/10)[3]				+	3.64%	+	4.27%	+	4.88%
Distribution Rate[4]			3.38%
Taxable Equivalent Distribution Rate[5]			5.20%
30-Day Standardized Yield[6]			2.61%
Taxable Equivalent Yield[5]			4.02%
Total Annual Operating Expenses[7]			0.67%
Class C		6-Month			1-Year		5-Year		Inception (7/1/03)
Cumulative Total Return[1]	+	5.85%		+	10.19%	+	22.45%	+	30.05%
Average Annual Total Return[2]	+	4.85%		+	9.19%	+	4.13%	+	3.73%
Avg. Ann. Total Return (9/30/10)[3]				+	4.52%	+	4.18%	+	3.59%
Distribution Rate[4]			2.91%
Taxable Equivalent Distribution Rate[5]			4.48%
30-Day Standardized Yield[6]			2.14%
Taxable Equivalent Yield[5]			3.29%
Total Annual Operating Expenses[7]			1.22%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.20%		+	10.91%	+	26.22%	+	66.07%
Average Annual Total Return[2]	+	6.20%		+	10.91%	+	4.77%	+	5.20%
Avg. Ann. Total Return (9/30/10)[3]				+	6.21%	+	4.81%	+	5.16%
Distribution Rate[4]			3.55%
Taxable Equivalent Distribution Rate[5]			5.46%
30-Day Standardized Yield[6]			2.80%
Taxable Equivalent Yield[5]			4.31%
Total Annual Operating Expenses[7]			0.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the 2010 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +22.33% and +12.22%.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Federal Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,060.70	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
Class C
Actual	$1,000	$1,058.50	$6.23
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
Advisor Class
Actual	$1,000	$1,062.00	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Federal Limited-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

We are pleased to bring you Franklin Limited-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 86.

Semiannual Report | 23

Performance Overview

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

Franklin Federal Limited-Term Tax-Free Income Fund – Class A

Month	Dividend per Share
March	1.90 cents
April	1.90 cents
May	1.90 cents
June	1.90 cents
July	1.90 cents
August	1.90 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The Fund’s Class A share price, as measured by net asset value, increased from $10.35 on February 28, 2010, to $10.49 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 11.60 cents per share for the same period.2 The Performance Summary beginning on page 25 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.12%. An investor in the 2010 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 3.26% from a taxable investment to match the Fund’s Class A tax-free distribution rate.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to insulate investors against bond market volatility. As a result of our strategy, we believe the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

24 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Federal Limited-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FFTFX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.14	$10.49	$10.35
Distributions (3/1/10–8/31/10)
Dividend Income	$0.1160

Performance1

Cumulative total return excludes the sales charge. Average annual total returns include the maximum sales charge.

Class A: 2.25% maximum initial sales charge.

Class A		6-Month			1-Year		5-Year		Inception (9/2/03)
Cumulative Total Return[2]	+	2.49%		+	4.96%	+	20.47%	+	23.68%
Average Annual Total Return[3]	+	0.17%		+	2.55%	+	3.32%	+	2.75%
Avg. Ann. Total Return (9/30/10)[4]				+	1.36%	+	3.31%	+	2.70%
Distribution Rate[5]			2.12%
Taxable Equivalent Distribution Rate[6]			3.26%
30-Day Standardized Yield[7]			1.32%
Taxable Equivalent Yield[6]			2.03%
Total Annual Operating Expenses[8]
Without Waiver			0.92%
With Waiver			0.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for the Fund do not exceed 0.35% (other than certain nonroutine expenses), until 6/30/11.

Semiannual Report | 25

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s prospectus also includes a description of the main investment risks.

Class A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

1. If the manager and administrator had not waived fees, the Fund’s distribution rate and total return would have been lower and yield for the period would have been 0.99%.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the 1.90 cent per share current monthly dividend and the maximum offering price of $10.73 on 8/31/10.

6. Taxable equivalent distribution rate and yield assume the 2010 maximum federal income tax rate of 35.00%.

7. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26 | Semiannual Report

Your Fund’s Expenses

Franklin Federal Limited-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 27

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,024.90	$2.50
Hypothetical (5% return before expenses)	$1,000	$1,022.74	$2.50

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

28 | Semiannual Report

Franklin High Yield Tax-Free Income Fund

Your Fund’s Goals and Main Investments: Franklin High Yield Tax-Free Income Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Credit Quality Breakdown*
Franklin High Yield Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthi-ness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

We are pleased to bring you Franklin High Yield Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 98.

Semiannual Report | 29

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin High Yield Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March	4.31 cents	3.82 cents	3.81 cents	4.39 cents
April	4.31 cents	3.82 cents	3.81 cents	4.39 cents
May	4.31 cents	3.82 cents	3.81 cents	4.39 cents
June	4.31 cents	3.87 cents	3.84 cents	4.39 cents
July	4.31 cents	3.87 cents	3.84 cents	4.39 cents
August	4.31 cents	3.87 cents	3.84 cents	4.39 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $9.99 on February 28, 2010, to $10.39 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 26.43 cents per share for the same period.2 The Performance Summary beginning on page 32 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.77% based on an annualization of the current 4.31 cent per share dividend and the maximum offering price of $10.85 on August 31, 2010. An investor in the 2010 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 7.34% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

During the reporting period, the Fund continued to generate high, current, tax-free income for its shareholders. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

30 | Semiannual Report

Semiannual Report | 31

Performance Summary as of 8/31/10

Franklin High Yield Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRHIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.40	$10.39	$9.99
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2643
Class B (Symbol: FYIBX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.41	$10.47	$10.06
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2359
Class C (Symbol: FHYIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.41	$10.53	$10.12
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2347
Advisor Class (Symbol: FHYVX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.40	$10.42	$10.02
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2692

32 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returnsinclude maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.75%		+	15.86%	+	23.20%	+	69.39%
Average Annual Total Return[2]	+	2.24%		+	10.93%	+	3.35%	+	4.95%
Avg. Ann. Total Return (9/30/10)[3]				+	3.55%	+	3.70%	+	5.04%
Distribution Rate[4]			4.77%
Taxable Equivalent Distribution Rate[5]			7.34%
30-Day Standardized Yield[6]			4.33%
Taxable Equivalent Yield[5]			6.66%
Total Annual Operating Expenses[7]			0.63%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.50%		+	15.21%	+	19.82%	+	62.18%
Average Annual Total Return[2]	+	2.50%		+	11.21%	+	3.35%	+	4.95%
Avg. Ann. Total Return (9/30/10)[3]				+	3.50%	+	3.69%	+	5.02%
Distribution Rate[4]			4.41%
Taxable Equivalent Distribution Rate[5]			6.78%
30-Day Standardized Yield[6]			3.99%
Taxable Equivalent Yield[5]			6.14%
Total Annual Operating Expenses[7]			1.18%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.45%		+	15.22%	+	19.89%	+	60.33%
Average Annual Total Return[2]	+	5.45%		+	14.22%	+	3.70%	+	4.83%
Avg. Ann. Total Return (9/30/10)[3]				+	6.55%	+	4.03%	+	4.91%
Distribution Rate[4]			4.38%
Taxable Equivalent Distribution Rate[5]			6.74%
30-Day Standardized Yield[6]			4.00%
Taxable Equivalent Yield[5]			6.15%
Total Annual Operating Expenses[7]			1.18%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.78%		+	16.04%	+	23.76%	+	70.15%
Average Annual Total Return[2]	+	6.78%		+	16.04%	+	4.35%	+	5.46%
Avg. Ann. Total Return (9/30/10)[3]				+	8.24%	+	4.70%	+	5.54%
Distribution Rate[4]			5.06%
Taxable Equivalent Distribution Rate[5]			7.78%
30-Day Standardized Yield[6]			4.64%
Taxable Equivalent Yield[5]			7.14%
Total Annual Operating Expenses[7]			0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 33

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. In general, an investor is paid a higher yield to assume a greater degree of credit risk. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the 2010 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/2/06, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.12% and +4.75%.

34 | Semiannual Report

Your Fund’s Expenses

Franklin High Yield Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 35

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,067.50	$3.23
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class B
Actual	$1,000	$1,065.00	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Class C
Actual	$1,000	$1,064.50	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor Class
Actual	$1,000	$1,067.80	$2.71
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 reflect the one-half year period.

36 | Semiannual Report

Franklin Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund invests predominantly in insured municipal securities.2

Credit Quality Breakdown*
Franklin Insured Tax-Free Income Fund
8/31/10
% of Total
Ratings	Long-Term Investments**
AAA	47.3%
AA	9.7%
A	24.8%
BBB	2.3%
Below Investment Grade	0.3%
Not Rated by S&P	15.6%

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Fitch	Internal
AAA or Aaa	0.2%	—	0.6%
AA or Aa	5.8%	0.4%	0.4%
A	3.3%	—	1.3%
BBB or Baa	1.6%	—	2.0%
Total	10.9%	0.4%	4.3%

We are pleased to bring you Franklin Insured Tax-Free Income Fund’s semi-annual report for the period ended August 31, 2010.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 131.

Semiannual Report | 37

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Insured Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March	4.30 cents	3.75 cents	3.73 cents	4.40 cents
April	4.30 cents	3.75 cents	3.73 cents	4.40 cents
May	4.30 cents	3.75 cents	3.73 cents	4.40 cents
June	4.30 cents	3.78 cents	3.75 cents	4.43 cents
July	4.30 cents	3.78 cents	3.75 cents	4.43 cents
August	4.30 cents	3.78 cents	3.75 cents	4.43 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.88 on February 28, 2010, to $12.19 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 26.25 cents per share for the same period.3 The Performance Summary beginning on page 40 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.05% based on an annualization of the current 4.30 cent per share dividend and the maximum offering price of $12.73 on August 31, 2010. An investor in the 2010 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.23% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

38 | Semiannual Report

Semiannual Report | 39

Performance Summary as of 8/31/10

Franklin Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTFIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.31	$12.19	$11.88
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2625
Class B (Symbol: FBITX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.31	$12.25	$11.94
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2298
Class C (Symbol: FRITX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.32	$12.33	$12.01
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2283
Advisor Class (Symbol: FINZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.30	$12.18	$11.88
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2695

40 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.88%		+	9.00%	+	21.91%	+	64.02%
Average Annual Total Return[2]	+	0.40%		+	4.35%	+	3.15%	+	4.62%
Avg. Ann. Total Return (9/30/10)[3]				+	0.47%	+	3.30%	+	4.71%
Distribution Rate[4]			4.05%
Taxable Equivalent Distribution Rate[5]			6.23%
30-Day Standardized Yield[6]			3.46%
Taxable Equivalent Yield[5]			5.32%
Total Annual Operating Expenses[7]			0.63%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.57%		+	8.36%	+	18.62%	+	57.39%
Average Annual Total Return[2]	+	0.57%		+	4.36%	+	3.13%	+	4.64%
Avg. Ann. Total Return (9/30/10)[3]				+	0.35%	+	3.29%	+	4.72%
Distribution Rate[4]			3.67%
Taxable Equivalent Distribution Rate[5]			5.65%
30-Day Standardized Yield[6]			3.07%
Taxable Equivalent Yield[5]			4.72%
Total Annual Operating Expenses[7]			1.18%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.61%		+	8.39%	+	18.77%	+	55.49%
Average Annual Total Return[2]	+	3.61%		+	7.39%	+	3.50%	+	4.51%
Avg. Ann. Total Return (9/30/10)[3]				+	3.40%	+	3.66%	+	4.60%
Distribution Rate[4]			3.64%
Taxable Equivalent Distribution Rate[5]			5.60%
30-Day Standardized Yield[6]			3.09%
Taxable Equivalent Yield[5]			4.75%
Total Annual Operating Expenses[7]			1.18%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.85%		+	9.03%	+	22.08%	+	64.25%
Average Annual Total Return[2]	+	4.85%		+	9.03%	+	4.07%	+	5.09%
Avg. Ann. Total Return (9/30/10)[3]				+	4.97%	+	4.24%	+	5.18%
Distribution Rate[4]			4.33%
Taxable Equivalent Distribution Rate[5]			6.66%
30-Day Standardized Yield[6]			3.73%
Taxable Equivalent Yield[5]			5.74%
Total Annual Operating Expenses[7]			0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 41

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the 2010 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.42% and +5.98%.

42 | Semiannual Report

Your Fund’s Expenses

Franklin Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 43

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,048.80	$3.20
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class B
Actual	$1,000	$1,045.70	$6.03
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Class C
Actual	$1,000	$1,046.10	$6.03
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor Class
Actual	$1,000	$1,048.50	$2.68
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

44 | Semiannual Report

Franklin Massachusetts Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Massachusetts Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin Massachusetts Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Massachusetts Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 151.

Semiannual Report | 45

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Massachusetts Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.06 cents	3.49 cents	4.16 cents
April	4.06 cents	3.49 cents	4.16 cents
May	4.06 cents	3.49 cents	4.16 cents
June	3.98 cents	3.44 cents	4.07 cents
July	3.98 cents	3.44 cents	4.07 cents
August	3.98 cents	3.44 cents	4.07 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.60 on February 28, 2010, to $11.95 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 24.48 cents per share for the same period.2 The Performance Summary beginning on page 49 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.73% based on an annualization of the current 3.88 cent per share dividend and the maximum offering price of $12.48 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Massachusetts personal income tax bracket of 38.45% would need to earn a distribution rate of 6.06% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. During the period under review, renewed investor interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

46 | Semiannual Report

Commonwealth Update

Massachusetts’ diverse economy continued to decline but at a slower pace than during the height of the recession. The commonwealth’s primary employment sectors, higher education, technology and health care, helped moderate the declines by compensating for some job losses. Massachusetts’ unemployment rate, which had risen steadily since February 2008, reached a six-year high of 9.5% in January 2010 but eased during the review period to 8.8% in August 2010 as employment overall reversed course and recorded a modest gain in June 2010.3 However, slow population growth and high business and housing costs posed economic challenges for the commonwealth.

Massachusetts’ strong and conservative financial management practices helped restore budget balance that was compromised by the economic downturn. The $2.7 billion fiscal year 2010 budget gap was closed by spending cuts, sales tax increases, tax exemption eliminations, draws on federal aid and the commonwealth’s stabilization fund, and other one-time measures.4 The fiscal year 2011 budget, approved in June 2010, was balanced in much the same way with continued focus on expenditure restraints as collections recovered somewhat in a still-low revenue environment. A plan to redirect a portion of the highly volatile capital gains revenues to fund the commonwealth’s reserves and pension obligations could make up for fund drawdowns during the recession and lower cyclicality in revenue performance for future years.

Although Massachusetts is in a relatively better fiscal position than many states, its debt burden ranked among the highest in the country. Massachusetts’ net tax-supported debt was 9.2% of personal income and $4,606 per capita compared with the 2.5% and $936 national medians.5 Independent credit rating agency Moody’s Investors Service rated Massachusetts’ general obligation bonds Aa1 with a stable outlook.6 This rating and outlook reflected Moody’s assessment that the commonwealth would continue to react quickly to emerging budget gaps by raising revenues and cutting spending.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aa1 Rating to $358 Million of Massachusetts General Obligation Bonds,” 8/18/10.

5. Source: Moody’s Investors Service, “2010 State Debt Medians Report,” May 2010.

6. This does not indicate Moody’s rating of the Fund.

Portfolio Breakdown
Franklin Massachusetts
Tax-Free Income Fund
8/31/10

% of Total
Long-Term Investments*

*Does not include short-term investments and other net assets.

Semiannual Report | 47

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

48 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Massachusetts Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMISX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.35	$11.95	$11.60
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2448
Class C (Symbol: FMAIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.06	$11.70
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2110
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.34	$11.94	$11.60
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2506

Semiannual Report | 49

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.19%		+	9.27%	+	22.12%	+	65.34%
Average Annual Total Return[2]	+	0.76%		+	4.59%	+	3.17%	+	4.70%
Avg. Ann. Total Return (9/30/10)[3]				+	0.67%	+	3.34%	+	4.78%
Distribution Rate[4]			3.73%
Taxable Equivalent Distribution Rate[5]			6.06%
30-Day Standardized Yield[6]			2.95%
Taxable Equivalent Yield[5]			4.79%
Total Annual Operating Expenses[7]			0.67%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.93%		+	8.77%	+	18.92%	+	56.62%
Average Annual Total Return[2]	+	3.93%		+	7.77%	+	3.53%	+	4.59%
Avg. Ann. Total Return (9/30/10)[3]				+	3.48%	+	3.66%	+	4.66%
Distribution Rate[4]			3.31%
Taxable Equivalent Distribution Rate[5]			5.38%
30-Day Standardized Yield[6]			2.53%
Taxable Equivalent Yield[5]			4.11%
Total Annual Operating Expenses[7]			1.22%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.16%		+	9.38%	+	22.16%	+	65.39%
Average Annual Total Return[2]	+	5.16%		+	9.38%	+	4.08%	+	5.16%
Avg. Ann. Total Return (9/30/10)[3]				+	5.21%	+	4.25%	+	5.24%
Distribution Rate[4]			4.00%
Taxable Equivalent Distribution Rate[5]			6.50%
30-Day Standardized Yield[6]			3.18%
Taxable Equivalent Yield[5]			5.17%
Total Annual Operating Expenses[7]			0.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

50 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Massachusetts personal income tax rate of 38.45%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.24% and +11.24%.

Semiannual Report | 51

Your Fund’s Expenses

Franklin Massachusetts Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

52 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,051.90	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36
Class C
Actual	$1,000	$1,049.30	$6.25
Hypothetical (5% return before expenses)	$1,000	$1,019.11	$6.16
Advisor Class
Actual	$1,000	$1,051.60	$2.90
Hypothetical (5% return before expenses)	$1,000	$1,022.38	$2.85

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 53

Dividend Distributions*
Franklin New Jersey Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March	4.30 cents	3.74 cents	3.72 cents	4.41 cents
April	4.30 cents	3.74 cents	3.72 cents	4.41 cents
May	4.30 cents	3.74 cents	3.72 cents	4.41 cents
June	4.30 cents	3.78 cents	3.75 cents	4.40 cents
July	4.30 cents	3.78 cents	3.75 cents	4.40 cents
August	4.30 cents	3.78 cents	3.75 cents	4.40 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.99 on February 28, 2010, to $12.36 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 26.37 cents per share for the same period.2 The Performance Summary beginning on page 57 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.00% based on an annualization of the current 4.30 cent per share dividend and the maximum offering price of $12.91 on August 31, 2010. An investor in the 2010 maximum combined effective federal and New Jersey personal income tax bracket of 40.83% would need to earn a distribution rate of 6.76% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

New Jersey’s economy continued to struggle with the aftermath of a severe national recession, but some tentative signs of recovery surfaced in the six months under review. A prolonged slump in the state’s real estate market, much like that of the rest of the country, weighed on employment and income numbers. Job losses slowed during the reporting period, with education and health services recording the largest gains and construction the largest decline. New Jersey’s jobless rate was 9.6% in August 2010, the same as the national rate.3

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 55

	% of Total Long-Term Investments*
Prerefunded	18.2%
Hospital & Health Care	15.5%
Transportation	15.2%
Subject to Government Appropriations	14.6%
Higher Education	9.9%
Utilities	8.2%
Tax-Supported	6.3%
Other Revenue	5.6%
General Obligation	4.1%
Housing	2.3%
Corporate-Backed	0.1%

Similar to that of most states, New Jersey's fiscal management was put to the test with a drastic fall in tax revenues and higher expenditure pressures. For the state's 2010 budget, tax collections came in below estimates. Significant cuts in education, clean energy and pension funding as well as the use of federal aid and some revenue enhancements helped bridge the fiscal gap. Going into the 2011 fiscal year, New Jersey faced a $10.7 billion budget deficit, which was balanced by across-the-board spending cuts including a new suspension of property tax rebates.[4] Liquidity remained somewhat strained and the budget structurally imbalanced because most of the measures used to address the deficit, including the federal fiscal stimulus, were nonrecurring and temporary. Toward period-end, the state continued to project cash shortfalls for 2011.

New Jersey's net tax-supported debt was 7.2% of personal income and $3,669 per capita compared with the 2.5% and $936 national medians.[5] The state's debt burden is among the highest in the country and its pension funding level among the lowest. However, starting in 2012 a major pension reform would mandate the state to fund its pension obligations by at least one-seventh of the recommended contribution, which should improve the state's debt profile in the long run. Given these factors, independent credit rating agency Standard & Poor's assigned New Jersey's general obligation bonds a rating of AA with a stable outlook.[6]

Manager's Discussion

4. Source: Standard & Poor's, "New Jersey; General Obligation," *RatingsDirect*, 4/22/10.
5. Source: Moody's Investors Service, "2010 State Debt Medians Report," May 2010.
6. This does not indicate Standard & Poor's rating of the Fund.

56 | Semiannual Report

Performance Summary as of 8/31/10

Franklin New Jersey Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRNJX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.37	$12.36	$11.99
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2637
Class B (Symbol: FNJBX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.37	$12.44	$12.07
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2306
Class C (Symbol: FNIIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.37	$12.48	$12.11
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2291
Advisor Class (Symbol: FNJZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.37	$12.36	$11.99
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2701

Semiannual Report | 57

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returnsinclude maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.35%		+	9.39%	+	24.52%	+	69.17%
Average Annual Total Return[2]	+	0.89%		+	4.77%	+	3.57%	+	4.94%
Avg. Ann. Total Return (9/30/10)[3]				+	0.93%	+	3.76%	+	5.03%
Distribution Rate[4]			4.00%
Taxable Equivalent Distribution Rate[5]			6.76%
30-Day Standardized Yield[6]			3.15%
Taxable Equivalent Yield[5]			5.32%
Total Annual Operating Expenses[7]			0.63%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.03%		+	8.83%	+	21.22%	+	62.15%
Average Annual Total Return[2]	+	1.03%		+	4.83%	+	3.58%	+	4.95%
Avg. Ann. Total Return (9/30/10)[3]				+	0.79%	+	3.73%	+	5.03%
Distribution Rate[4]			3.62%
Taxable Equivalent Distribution Rate[5]			6.12%
30-Day Standardized Yield[6]			2.75%
Taxable Equivalent Yield[5]			4.65%
Total Annual Operating Expenses[7]			1.18%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.00%		+	8.79%	+	21.21%	+	60.30%
Average Annual Total Return[2]	+	4.00%		+	7.79%	+	3.92%	+	4.83%
Avg. Ann. Total Return (9/30/10)[3]				+	3.84%	+	4.11%	+	4.91%
Distribution Rate[4]			3.60%
Taxable Equivalent Distribution Rate[5]			6.08%
30-Day Standardized Yield[6]			2.76%
Taxable Equivalent Yield[5]			4.66%
Total Annual Operating Expenses[7]			1.18%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.40%		+	9.50%	+	24.79%	+	69.53%
Average Annual Total Return[2]	+	5.40%		+	9.50%	+	4.53%	+	5.42%
Avg. Ann. Total Return (9/30/10)[3]				+	5.49%	+	4.72%	+	5.51%
Distribution Rate[4]			4.27%
Taxable Equivalent Distribution Rate[5]			7.22%
30-Day Standardized Yield[6]			3.39%
Taxable Equivalent Yield[5]			5.73%
Total Annual Operating Expenses[7]			0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

58 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and New Jersey personal income tax rate of 40.83%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.47% and +6.86%.

Semiannual Report | 59

Your Fund’s Expenses

Franklin New Jersey Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

60 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,053.50	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class B
Actual	$1,000	$1,050.30	$6.05
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Class C
Actual	$1,000	$1,050.00	$6.05
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor Class
Actual	$1,000	$1,054.00	$2.69
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 61

Franklin Tax-Free Trust

Financial Highlights

Franklin Double Tax-Free Income Fund

Class A	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.56	$10.54	$11.10	$12.06	$11.98	$11.99
Income from investment operations[b]:						
Net investment income[c]	0.26	0.51	0.50	0.49	0.50	0.50
Net realized and unrealized gains (losses)	0.57	1.02	(0.57)	(0.96)	0.08	(0.01)
Total from investment operations	0.83	1.53	(0.07)	(0.47)	0.58	0.49
Less distributions from net investment income	(0.26)	(0.51)	(0.49)	(0.49)	(0.50)	(0.50)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.13	$11.56	$10.54	$11.10	$12.06	$11.98
Total return[f]	7.27%	14.78%	(0.62)%	(4.05)%	4.97%	4.13%
Ratios to average net assets[g]						
Expenses	0.67%	0.69%	0.68%	0.69%	0.70%	0.71%
Net investment income	4.33%	4.64%	4.58%	4.14%	4.16%	4.17%
Supplemental data						
Net assets, end of period (000's)	$573,812	$507,856	$468,062	$462,515	$428,458	$370,481
Portfolio turnover rate	4.80%	18.53%	14.45%	18.19%	10.88%	14.19%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Double Tax-Free Income Fund

Class C	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.61	$10.58	$11.14	$12.11	$12.01	$12.03
Income from investment operations[b]:						
Net investment income[c]	0.23	0.45	0.44	0.43	0.43	0.43
Net realized and unrealized gains (losses)	0.57	1.03	(0.57)	(0.97)	0.10	(0.02)
Total from investment operations	0.80	1.48	(0.13)	(0.54)	0.53	0.41
Less distributions from net investment income	(0.23)	(0.45)	(0.43)	(0.43)	(0.43)	(0.43)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.18	$11.61	$10.58	$11.14	$12.11	$12.01
Total return[f]	6.94%	14.21%	(1.17)%	(4.64)%	4.55%	3.47%
Ratios to average net assets[g]						
Expenses	1.22%	1.24%	1.23%	1.24%	1.24%	1.26%
Net investment income	3.78%	4.09%	4.03%	3.59%	3.62%	3.62%
Supplemental data						
Net assets, end of period (000's)	$109,367	$90,262	$72,413	$66,985	$58,803	$55,931
Portfolio turnover rate	4.80%	18.53%	14.45%	18.19%	10.88%	14.19%

[a] For the year ended February 29.
[b] The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c] Based on average daily shares outstanding.
[d] Effective September 1, 2008, the redemption fee was eliminated.
[e] Amount rounds to less than $0.01 per share.
[f] Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g] Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Double Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2010 (unaudited)	Period Ended February 28, 2010[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$11.57	$10.78
Income from investment operations[b]:		
Net investment income[c]	0.26	0.33
Net realized and unrealized gains (losses)	0.58	0.78
Total from investment operations	0.84	1.11
Less distributions from net investment income	(0.27)	(0.32)
Net asset value, end of period	$12.14	$11.57
Total return[d]	7.32%	10.38%
Ratios to average net assets[e]		
Expenses	0.57%	0.59%
Net investment income	4.43%	4.74%
Supplemental data		
Net assets, end of period (000's)	$3,576	$2,538
Portfolio turnover rate	4.80%	18.53%

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.1%
U.S. Territories 97.1%
Guam 8.9%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,563,074
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	5,195,000	5,687,486
5.625%, 12/01/29	3,850,000	4,150,146
5.75%, 12/01/34	9,250,000	9,842,277
Guam International Airport Authority Revenue,
Series A, NATL Insured, 5.25%, 10/01/20	1,725,000	1,784,271
Series A, NATL Insured, 5.25%, 10/01/22	700,000	721,399
Series B, NATL Insured, 5.25%, 10/01/22	1,000,000	1,030,570
Series B, NATL Insured, 5.25%, 10/01/23	1,000,000	1,029,110
Series C, NATL Insured, 5.25%, 10/01/21	5,000,000	5,005,050
Series C, NATL Insured, 5.00%, 10/01/23	5,000,000	5,038,050
Guam Power Authority Revenue, Refunding, Series A,
5.50%, 10/01/40	15,000,000	15,372,450
NATL Insured, 5.125%, 10/01/29	1,975,000	1,975,514
NATL Insured, 5.25%, 10/01/34	7,000,000	7,000,070
		61,199,467
Puerto Rico 76.5%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
5.50%, 5/15/39	5,000,000	4,417,600
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	3,100,000	3,361,175
Assured Guaranty, 5.125%, 7/01/47	26,000,000	26,818,220
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/18	2,395,000	2,687,262
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	10,000,000	10,478,200
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	3,000,000	3,170,910
Public Improvement, Refunding, Series B, 5.75%, 7/01/38	4,000,000	4,270,520
Public Improvement, Refunding, Series C, 6.00%, 7/01/39	11,250,000	12,202,875
Public Improvement, Series A, 5.375%, 7/01/28	1,300,000	1,310,634
Public Improvement, Series A, 6.00%, 7/01/38	3,000,000	3,232,380
Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31	3,315,000	3,327,962
Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31	1,685,000	1,752,299
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	3,500,000	3,823,610
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	1,195,000	1,303,841
Series A, 5.25%, 7/01/29	4,600,000	4,792,326
Series A, 5.25%, 7/01/30	8,575,000	8,913,112
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Refunding, Series AA-2, 5.30%, 7/01/35	5,750,000	5,954,527
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32	5,500,000	6,251,575
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	2,000,000	2,262,040
Series Y, Pre-Refunded, 5.50%, 7/01/36	11,850,000	14,679,424
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series H, 5.00%, 7/01/35	20,000	20,161
Refunding, Series H, 5.45%, 7/01/35	13,955,000	14,447,891
Refunding, Series M, 5.00%, 7/01/37	5,455,000	5,460,891
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	20,720,000	21,472,758

	Semiannual Report | 65

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
(continued)
Series D, Pre-Refunded, 5.375%, 7/01/36	$11,990,000	$13,036,008
Series H, Pre-Refunded, 5.00%, 7/01/35	80,000	90,337
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	11,296,355
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	6,984,269
Series B, 5.00%, 7/01/37	24,250,000	24,443,940
Series B, 5.00%, 7/01/41	7,920,000	7,966,649
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC
Insured, 5.00%, 7/01/31	20,000,000	19,921,800
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,160,866
Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26	6,500,000	6,852,885
Series CCC, 5.25%, 7/01/27	5,000,000	5,456,750
Series CCC, 5.25%, 7/01/28	3,000,000	3,253,830
Series NN, Pre-Refunded, 5.125%, 7/01/29	3,655,000	4,140,092
Series TT, 5.00%, 7/01/32	10,800,000	11,024,640
Series TT, 5.00%, 7/01/37	2,235,000	2,263,206
Series XX, 5.25%, 7/01/40	5,350,000	5,596,260
Puerto Rico HFAR,
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	9,054,795
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,542,614
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	10,130,000	10,183,588
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured,
5.00%, 7/01/33	6,000,000	6,000,900
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Hospital Revenue,
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25	2,500,000	2,508,875
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32	500,000	501,805
Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured, 6.25%,
7/01/24	8,445,000	8,480,131
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue,
Guaynabo Municipal Government, 5.625%, 7/01/15	4,025,000	4,035,183
Guaynabo Municipal Government, 5.625%, 7/01/22	3,160,000	3,164,708
Guaynabo Warehouse, Series A, 5.15%, 7/01/19	1,135,000	1,163,852
Guaynabo Warehouse, Series A, 5.20%, 7/01/24	4,120,000	4,216,449
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Ana G. Mendez University System Project, Refunding, 5.375%,
12/01/21	2,000,000	2,043,300
2/01/29	7,850,000	7,710,113
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	6,024,864
International American University of Puerto Rico Project, NATL Insured, 4.25%,
10/01/24	1,000,000	981,260

66 | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Double Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Puerto Rico (continued)
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
	(continued)
	International American University of Puerto Rico Project, NATL Insured, 4.375%,
	10/01/25	$1,000,000	$979,950
	International American University of Puerto Rico Project, NATL Insured, 4.50%,
	10/01/29	3,750,000	3,551,962
	Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
	5.75%, 8/01/12	7,500,000	7,564,800
	5.00%, 8/01/27	3,500,000	3,565,135
	5.00%, 8/01/30	3,500,000	3,640,280
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,888,850
	Refunding, Series N, 5.00%, 7/01/32	5,000,000	5,039,900
	Refunding, Series N, 5.00%, 7/01/37	10,000,000	10,068,300
	Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,616,900
	Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,667,550
	Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,407,295
	Series D, Pre-Refunded, 5.375%, 7/01/33	9,070,000	9,869,974
	Series I, 5.25%, 7/01/33	2,450,000	2,491,381
	Series I, 5.00%, 7/01/36	4,000,000	4,017,680
	Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	58,247
	Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,848,200
	Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
Pre	-Refunded, 5.50%, 8/01/29	9,000,000	9,627,930
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
	Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter,
	8/01/33	7,000,000	4,899,230
	first sub., Series A, 5.75%, 8/01/37	16,205,000	17,578,698
	first sub., Series A, 5.375%, 8/01/39	3,930,000	4,157,311
	first sub., Series A, 5.50%, 8/01/42	4,000,000	4,253,440
	first sub., Series A, 6.00%, 8/01/42	19,850,000	21,999,755
	first sub., Series C, 5.25%, 8/01/41	2,500,000	2,626,050
	Series A, 5.25%, 8/01/57	15,000,000	15,383,550
			525,314,885
	U.S. Virgin Islands 11.7%
	Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
	6.45%, 3/01/16	65,000	65,101
	6.50%, 3/01/25	230,000	230,359
	Virgin Islands PFAR,
	Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,142,650
	Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	9,220,000	9,300,767
	Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,533,925
	Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	4,115,750
	Matching Fund Loan, sub. lien, Series B, 5.00%, 10/01/25	4,165,000	4,311,608
	Matching Fund Loan, sub. lien, Series B, 5.25%, 10/01/29	3,525,000	3,656,130
	senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,030,870
	senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	2,000,000	2,005,720

		Semiannual Report | 67

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Double Tax-Free Income Fund

Principal Amount

Value

Municipal Bonds (continued)

U.	S. Territories (continued)
U.	S. Virgin Islands (continued)

Virgin Islands PFAR, (continued)
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	$7,100,000	$8,120,057
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,087,020
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	5,500,000	5,934,610
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured,
5.25%, 9/01/18	3,930,000	3,973,034
5.00%, 9/01/23	10,000,000	10,050,000
Virgin Islands Water and Power Authority Electric System Revenue,
Refunding, 5.30%, 7/01/21	1,000,000	1,001,200
Refunding, Series A, 5.00%, 7/01/18	1,750,000	1,942,203
Series A, 5.00%, 7/01/31	3,000,000	3,046,590
Series B, AGMC Insured, 5.00%, 7/01/22	4,250,000	4,779,847
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
5.25%, 7/01/12	2,700,000	2,707,479
5.50%, 7/01/17	4,000,000	4,006,880
		80,041,800
Total Municipal Bonds before Short Term Investments
(Cost $633,720,275)		666,556,152
Short Term Investments (Cost $5,100,000) 0.7%
Municipal Bonds 0.7%
U.S. Territories 0.7%
Puerto Rico 0.7%
[a]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
0.19%, 7/01/32	5,100,000	5,100,000

Total Investments (Cost $638,820,275) 97.8%		671,656,152
Other Assets, less Liabilities 2.2%		15,099,429
Net Assets 100.0%		$686,755,581

See Abbreviations on page 191.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

68 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Federal Intermediate-Term Tax-Free Income Fund

Class A	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.59	$10.99	$11.04	$11.47	$11.42	$11.51
Income from investment operations[b]:						
Net investment income[c]	0.21	0.43	0.43	0.42	0.42	0.42
Net realized and unrealized gains (losses)	0.49	0.61	(0.05)	(0.43)	0.05	(0.10)
Total from investment operations	0.70	1.04	0.38	(0.01)	0.47	0.32
Less distributions from net investment income	(0.22)	(0.44)	(0.43)	(0.42)	(0.42)	(0.41)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.07	$11.59	$10.99	$11.04	$11.47	$11.42
Total return[f]	6.07%	9.61%	3.48%	(0.11)%	4.22%	2.83%
Ratios to average net assets[g]						
Expenses	0.65%	0.67%	0.68%	0.71%	0.69%	0.69%
Net investment income	3.50%	3.76%	3.91%	3.67%	3.68%	3.64%
Supplemental data						
Net assets, end of period (000's)	$1,642,055	$1,390,805	$873,648	$699,833	$611,291	$540,348
Portfolio turnover rate	0.82%	3.68%	13.05%	17.10%	8.94%	12.62%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund

Class C	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.61	$11.01	$11.06	$11.49	$11.44	$11.53
Income from investment operations[b]:						
Net investment income[c]	0.17	0.36	0.37	0.35	0.36	0.35
Net realized and unrealized gains (losses)	0.50	0.61	(0.05)	(0.42)	0.05	(0.09)
Total from investment operations	0.67	0.97	0.32	(0.07)	0.41	0.26
Less distributions from net investment income	(0.18)	(0.37)	(0.37)	(0.36)	(0.36)	(0.35)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.10	$11.61	$11.01	$11.06	$11.49	$11.44
Total return[f]	5.85%	8.98%	2.90%	(0.66)%	3.65%	2.27%
Ratios to average net assets[g]						
Expenses	1.20%	1.22%	1.23%	1.26%	1.24%	1.24%
Net investment income	2.95%	3.21%	3.36%	3.12%	3.13%	3.09%
Supplemental data						
Net assets, end of period (000's)	$371,011	$257,249	$91,164	$34,763	$28,510	$30,178
Portfolio turnover rate	0.82%	3.68%	13.05%	17.10%	8.94%	12.62%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$11.60	$11.00	$10.58
Income from investment operations[b]:			
Net investment income[c]	0.21	0.44	0.11
Net realized and unrealized gains (losses)	0.50	0.61	0.42
Total from investment operations	0.71	1.05	0.53
Less distributions from net investment income	(0.22)	(0.45)	(0.11)
Net asset value, end of period	$12.09	$11.60	$11.00
Total return[d]	6.20%	9.70%	5.00%
Ratios to average net assets[e]			
Expenses	0.55%	0.57%	0.58%
Net investment income	3.60%	3.86%	4.01%
Supplemental data			
Net assets, end of period (000's)	$273,796	$144,745	$5,769
Portfolio turnover rate	0.82%	3.68%	13.05%

[a]For the period December 1, 2008 (effective date) to February 28, 2009.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.7%
Alabama 2.6%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding,
Series A, 5.00%, 5/01/19	$7,750,000	$9,404,857
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B,
AMBAC Insured, 4.625%, 8/15/13	5,900,000	6,062,073
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,369,700
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,538,825
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/13	1,925,000	1,967,697
Tax Anticipation Bond, Series A, NATL Insured, 4.625%, 9/01/14	2,010,000	2,051,607
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/15	2,100,000	2,131,584
Huntsville Health Care Authority Revenue, Series A, NATL Insured,
5.00%, 6/01/17	2,900,000	3,106,828
Pre-Refunded, 4.80%, 6/01/13	2,400,000	2,609,688
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	1,620,481
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	1,900,280
University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15	4,070,000	4,614,159
		60,377,779
Alaska 0.2%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	4,361,458
Arizona 7.5%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	608,905
7/01/21	500,000	602,625
Arizona Health Facilities Authority Revenue,
Banner Health, Series D, 5.50%, 1/01/22	5,000,000	5,545,700
Banner Health, Series D, 5.00%, 1/01/23	5,000,000	5,304,800
Series A, 5.00%, 1/01/22	8,000,000	8,475,040
Arizona School Facilities Board COP,
5.25%, 9/01/19	10,000,000	11,535,000
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,761,652
Arizona School Facilities Board Revenue, Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,378,400
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,556,655
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,510,200
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	46,708,992
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,972,052
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
9/01/16	2,505,000	2,774,388
Glendale IDAR, John C. Lincoln Health, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,773,823
Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A, NATL
RE, FGIC Insured, 4.75%, 7/01/12	4,000,000	4,277,000
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,363,960
Mesa GO, Refunding, Series A, NATL RE, FGIC Insured, 4.20%, 7/01/16	715,000	747,282
[a]Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	1,900,000	2,184,772
7/01/20	1,300,000	1,494,753
7/01/21	4,200,000	4,764,732

72 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	$ 4,000,000	$ 4,229,320
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,		
7/01/15	1,000,000	1,032,930
7/01/16	1,000,000	1,022,520
University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,267,860
		170,893,361
Arkansas 0.3%		
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,		
11/01/17	1,955,000	2,225,748
11/01/19	1,065,000	1,190,393
University of Arkansas University Revenues, Student Fee University of Arkansas at Fort Smith, AGMC Insured, Pre-Refunded, 4.75%, 12/01/15	2,295,000	2,422,946
		5,839,087
California 10.9%		
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series L, 5.125%, 7/01/22	10,000,000	10,493,400
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	604,490
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,479,400
California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded, 5.125%, 5/01/18	3,000,000	3,270,570
California State GO,		
5.50%, 4/01/21	20,000,000	23,377,200
Refunding, 5.00%, 2/01/17	3,000,000	3,270,150
Refunding, 5.00%, 8/01/21	20,000,000	22,034,600
Various Purpose, 5.25%, 11/01/17	10,000,000	11,150,000
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,321,970
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,344,580
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,243,100
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,096,505
Series I, 5.00%, 11/01/18	4,000,000	4,461,640
Series I, 5.25%, 11/01/20	5,000,000	5,543,950
California Statewide CDA Revenue, Enloe Medical Center, Series A, California Mortgage Insured,		
5.25%, 8/15/19	1,990,000	2,196,403
5.375%, 8/15/20	1,650,000	1,817,327
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,		
5.00%, 8/01/22	2,610,000	2,950,057
5.25%, 8/01/23	2,860,000	3,261,372
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%, 7/01/24	17,000,000	19,788,850
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, NATL Insured, 4.25%, 7/01/17	4,000,000	4,273,480
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,		
5.00%, 4/01/17	3,215,000	3,782,801
5.25%, 4/01/18	2,495,000	3,000,262
5.25%, 4/01/19	3,180,000	3,843,125

Semiannual Report | 73

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Los Angeles USD, GO,		
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	$ 6,700,000	$ 7,407,520
Series A, NATL Insured, 4.25%, 7/01/16	2,500,000	2,673,800
Series F, 5.00%, 7/01/22	5,675,000	6,501,904
Orange County Airport Revenue, 5.00%,		
7/01/20	3,465,000	4,057,446
7/01/21	7,545,000	8,770,912
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,		
5.00%, 4/01/25	4,000,000	4,391,440
5.25%, 4/01/26	2,500,000	2,768,950
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	3,000,000	3,083,490
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,		
8/01/21	10,000,000	10,952,000
8/01/22	10,000,000	10,817,800
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,191,210
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,058,960
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,169,920
		248,450,584
Colorado 2.0%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	16,723,580
Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16	3,000,000	3,070,650
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,849,999
E-470 Public Highway Authority Revenue, Series D1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,260,400
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	4,815,000	5,189,318
		45,093,947
Florida 8.0%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,583,395
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,		
5.00%, 6/01/16	40,415,000	43,520,893
5.25%, 6/01/17	3,250,000	3,507,790
6.00%, 6/01/17	5,000,000	5,601,350
Collier County Capital Improvement Revenue, NATL RE, FGIC Insured, 4.60%, 10/01/13	1,000,000	1,044,500
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,538,601
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,442,300
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,536,295
Marion County Public Improvement Revenue, Refunding, NATL Insured,		
4.20%, 12/01/12	1,400,000	1,467,284
4.30%, 12/01/13	1,800,000	1,885,500
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,536,295
4.50%, 10/01/19	4,805,000	5,269,836
5.00%, 10/01/21	5,000,000	5,538,050
5.00%, 10/01/22	5,890,000	6,456,324
5.25%, 10/01/23	4,875,000	5,423,243

74 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	$12,115,000	$ 13,503,500
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,657,172
8/01/19	5,985,000	6,477,027
Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,206,600
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,739,326
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,463,294
10/01/24	10,455,000	11,468,821
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/19	5,000,000	5,459,050
Tampa Bay Water Utility System Revenue,		
FGIC Insured, Pre-Refunded, 5.75%, 10/01/15	1,000,000	1,059,050
Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16	3,400,000	3,564,186
		181,949,682
Georgia 1.7%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	1,500,000	1,653,495
12/01/21	1,000,000	1,092,340
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	9,784,589
11/01/21	9,230,000	10,414,763
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,021,469
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	11,731,900
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,935,140
		38,633,696
Illinois 3.9%		
Chicago GO,		
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	25,028,221
Refunding, Series A, 5.00%, 1/01/22	10,935,000	12,558,629
Series A, 5.00%, 12/01/21	5,500,000	6,374,280
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/22	5,215,000	5,957,981
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,767,587
Illinois Finance Authority Revenue, Rush University Medical Certificates Billing Group, Series A, 6.75%, 11/01/24	5,000,000	5,698,650
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,418,760
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,481,761
		90,285,869
Kentucky 1.0%		
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	7,307,460

Semiannual Report | 75

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Kentucky (continued)		
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement,		
5.70%, 10/01/10	$ 1,000,000	$ 1,003,230
5.75%, 10/01/11	1,500,000	1,504,965
Kentucky State Property and Buildings Commission Revenue, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	12,105,390
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,169,270
		23,090,315
Louisiana 2.6%		
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	17,524,350
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	21,195,200
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,333,220
New Orleans GO, Radian Insured, 5.00%, 12/01/25	7,915,000	8,226,218
[a]Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,806,350
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	4,000,000	4,011,720
		59,097,058
Maryland 0.5%		
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%,		
6/01/19	1,445,000	1,513,190
6/01/20	1,000,000	1,040,950
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Peninsula Regional Medical Center, 5.00%, 7/01/18	1,600,000	1,757,296
Peninsula Regional Medical Center, 5.00%, 7/01/19	1,430,000	1,555,497
Peninsula Regional Medical Center, 5.00%, 7/01/20	1,000,000	1,076,770
Washington County Hospital, 5.25%, 1/01/22	1,000,000	1,054,610
Washington County Hospital, 5.25%, 1/01/23	1,250,000	1,312,662
Western Maryland Health, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,112,486
		12,423,461
Massachusetts 0.9%		
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,		
Contract Assistance, Series B, 5.00%, 1/01/20	5,000,000	6,071,200
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,771,500
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,824,800
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,823,871
		19,491,371
Michigan 5.6%		
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/19	6,775,000	7,638,880
Distribution State Aid, 5.00%, 11/01/20	6,000,000	6,709,260
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,602,050
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,772,205
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,621,661

76 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Michigan Municipal Bond Authority Revenue,		
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/17	$ 1,000,000	$ 1,029,910
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,026,400
School District City of Detroit, AGMC Insured, 5.00%, 6/01/17	10,000,000	10,799,700
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,461,700
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,602,300
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,925,500
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,619,150
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	7,000,000	7,981,960
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,460,800
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,107,040
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, 6.25%, 9/01/14	3,000,000	3,444,840
Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding, NATL Insured, 4.25%, 9/01/13	1,245,000	1,339,956
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,582,792
Wayne State University Revenues, Refunding, Series A, 5.00%,		
11/15/18	4,265,000	5,030,184
11/15/19	5,210,000	6,189,532
11/15/20	5,255,000	6,154,183
Wayne-Westland Community Schools GO, Refunding,		
4.50%, 5/01/12	1,035,000	1,095,403
4.625%, 5/01/13	1,095,000	1,196,846
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,146,146
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,504,626
		129,043,024
Minnesota 1.3%		
Minneapolis GO, Various Purpose, Pre-Refunded, 5.00%, 12/01/17	3,000,000	3,178,500
Minneapolis Special School District No. 001 COP, Refunding, Series B, NATL RE, FGIC Insured, 4.625%, 2/01/17	1,000,000	1,011,950
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty,		
5.00%, 2/15/21	4,165,000	4,649,723
5.00%, 2/15/22	5,570,000	6,156,967
5.25%, 2/15/23	5,000,000	5,579,400
Mounds View ISD No. 621 GO, NATL Insured, 5.00%,		
2/01/14	2,340,000	2,473,520
2/01/15	2,425,000	2,563,370
2/01/16	2,460,000	2,600,368
Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15	2,215,000	2,328,829
		30,542,627

Semiannual Report | 77

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Missouri 1.2%		
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	$ 1,675,000	$ 1,739,303
Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL Insured, 5.00%, 3/01/16	2,000,000	2,274,800
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,		
1/01/17	1,500,000	1,648,185
1/01/19	1,000,000	1,079,850
Southeast Missouri State University System Facilities Revenue, Refunding and Improvement, NATL Insured,		
4.375%, 4/01/12	335,000	341,710
4.50%, 4/01/14	545,000	555,159
4.60%, 4/01/15	1,360,000	1,381,529
4.70%, 4/01/16	1,165,000	1,182,487
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,656,229
		26,859,252
Nevada 1.9%		
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,		
7/01/22	5,000,000	5,521,150
7/01/23	15,000,000	16,444,500
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,689,400
Clark County Water Reclamation District GO,		
Series A, 5.25%, 7/01/21	3,435,000	3,947,021
Series A, 5.25%, 7/01/22	3,120,000	3,546,660
Series B, 5.25%, 7/01/21	3,430,000	3,941,276
Series B, 5.25%, 7/01/22	3,615,000	4,109,351
		43,199,358
New Jersey 9.4%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1, 5.90%, 1/01/15	735,000	724,482
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/18	20,000,000	23,441,600
New Jersey State COP, Equipment Lease Purchase, Series A,		
5.25%, 6/15/22	10,000,000	11,337,200
5.25%, 6/15/23	17,945,000	20,300,999
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,461,600
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,783,240
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,590,048
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,796,750
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	7,954,500
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	10,417,200
Series A, 5.375%, 6/01/24	15,000,000	16,129,950
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,917,800
Refunding, Series A, 5.50%, 12/15/22	25,000,000	30,206,500
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,852,701

78 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, (continued)		
Refunding, Series C, AGMC Insured, 4.50%, 12/15/10	$10,000,000	$ 10,119,100
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,336,396
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,		
1/01/20	10,000,000	11,721,000
1/01/21	20,000,000	22,911,600
		216,002,666
New York 9.3%		
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,		
5.00%, 5/01/22	14,840,000	17,027,416
AGMC Insured, 5.75%, 5/01/22	5,000,000	5,915,900
Liverpool Central School District GO, Refunding, AGMC Insured, 5.00%, 7/15/14	1,560,000	1,676,610
Long Island Power Authority Electric System Revenue, General,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,898,800
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,816,820
MTA Commuter Facilities Revenue, Service Contract, Series R, ETM, 5.50%, 7/01/11	2,215,000	2,223,306
MTA Revenue, Transportation,		
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,437,625
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,663,800
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,365,021
Series C, 5.00%, 11/15/16	1,150,000	1,326,985
Series C, 5.75%, 11/15/18	15,000,000	17,953,950
New York City GO,		
Refunding, Series C, NATL Insured, 5.875%, 8/01/16	5,000	5,069
Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,994,490
Refunding, Series H, 5.00%, 8/01/17	4,330,000	4,919,443
Series D, 5.00%, 12/01/21	5,000,000	5,741,250
Series F, 4.75%, 1/15/16	3,000,000	3,245,520
Series H, 5.00%, 8/01/16	3,000,000	3,413,310
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	11,284,000
Series O, 5.00%, 6/01/19	5,000,000	5,697,450
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,		
Series S-3, 5.00%, 1/15/23	5,000,000	5,711,050
Series S-4, 5.00%, 1/15/21	4,665,000	5,414,292
New York City Transitional Finance Authority Revenue, Future Tax, Series C, Pre-Refunded, 4.50%, 2/15/13	4,500,000	4,778,010
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	2,355,000	2,470,160
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,641,050
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	9,668,014
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.50%, 2/15/18	10,000,000	11,975,000

Semiannual Report | 79

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues, (continued)		
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.00%, 2/15/19	$ 3,245,000	$ 3,784,157
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D, NATL Insured, 5.00%, 8/15/17	190,000	190,103
New York State Energy Research and Development Authority PCR, New York State Electric and Gas Corp. Project, NATL Insured, 4.10%, 3/15/15	7,000,000	7,051,590
New York State Thruway Authority General Revenue, Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,341,700
New York State Urban Development Corp. Revenue, Service Contract, Refunding,		
Series A-1, 5.00%, 1/01/20	6,500,000	7,707,570
Series A-2, 5.00%, 1/01/19	10,000,000	11,802,800
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,340,625
		212,482,886
North Carolina 2.7%		
Asheville Water System Revenue, AGMC Insured, Pre-Refunded, 5.25%,		
8/01/15	915,000	956,953
8/01/17	1,020,000	1,066,767
8/01/19	1,030,000	1,077,225
Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16	4,000,000	4,171,880
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,938,600
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,332,800
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,896,800
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,		
Series A, 5.25%, 1/01/20	4,500,000	5,180,580
Series B, 5.00%, 1/01/20	8,000,000	9,257,840
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,919,934
Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14	6,400,000	6,797,504
		61,596,883
Ohio 4.2%		
Akron GO, Various Purpose, Refunding and Improvement, NATL Insured, 4.125%, 12/01/14	1,000,000	1,072,650
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,269,576
American Municipal Power Inc. Revenue, Refunding, 5.25%,		
2/15/20	6,000,000	6,679,080
2/15/21	11,500,000	12,730,040
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.375%, 6/01/24	4,475,000	3,947,263
Cleveland Municipal School District GO, AGMC Insured, 5.00%,		
12/01/14	1,915,000	2,169,350
12/01/15	1,510,000	1,693,495
12/01/16	1,400,000	1,558,788
Lake Local School District Wood County GO, NATL Insured,		
5.20%, 12/01/17	375,000	392,895
Pre-Refunded, 5.20%, 12/01/17	2,190,000	2,347,571

80 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	$ 2,900,000	$ 3,193,132
Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14	1,360,000	1,388,139
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,163,256
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,390,600
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,572,754
Ohio State Building Authority Revenue, Refunding,		
Series A, 5.00%, 10/01/21	8,155,000	9,697,029
Series C, 5.00%, 10/01/21	2,000,000	2,378,180
Series C, 5.00%, 10/01/22	5,780,000	6,800,806
University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,		
6/01/21	11,810,000	13,683,420
6/01/22	11,675,000	13,395,078
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,275,000	1,383,056
		96,906,158
Oregon 1.5%		
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, Refunding, 7.375%, 1/01/23	2,000,000	2,397,060
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,670,619
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 5.00%, 11/15/22	5,840,000	6,865,153
Portland Sewer System Revenue, second lien,		
Refunding, Series A, 4.00%, 3/01/23	8,000,000	8,760,560
Series B, NATL Insured, 5.00%, 6/15/18	3,135,000	3,644,281
Series B, NATL Insured, 5.00%, 6/15/19	3,290,000	3,803,075
Salem Water and Sewer Revenue,		
NATL Insured, 4.10%, 6/01/16	1,035,000	1,091,604
Refunding, AGMC Insured, 4.375%, 6/01/11	2,160,000	2,219,465
Refunding, AGMC Insured, 4.50%, 6/01/12	2,250,000	2,392,695
		33,844,512
Pennsylvania 6.2%		
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,		
Series A, 5.00%, 5/15/19	9,000,000	10,294,830
Series A, 5.00%, 5/15/20	7,500,000	8,584,125
Series B, 5.00%, 6/15/18	5,000,000	5,369,750
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,329,850
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	12,013,000
Series B, 5.00%, 12/01/19	32,230,000	38,519,362
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,773,800
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,706,926

Semiannual Report | 81

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Philadelphia Water and Wastewater Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	$10,000,000	$ 11,652,300
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,875,100
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,889,400
Series A, 5.00%, 1/01/20	1,210,000	1,372,793
Series A, 5.25%, 1/01/21	3,655,000	4,158,696
Series A, 5.25%, 1/01/22	2,330,000	2,627,611
		142,167,543
South Carolina 1.5%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-4, 5.00%, 1/01/20	17,000,000	19,259,470
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 4.00%, 1/01/14	2,000,000	2,162,280
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,675,000
South Carolina Jobs EDA Hospital Revenue, Improvement, Palmetto Health, Refunding, 5.375%, 8/01/22	6,000,000	6,418,020
		33,514,770
Texas 4.5%		
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 9/01/22	8,455,000	9,254,420
Dallas County Utility and Reclamation District GO, Refunding,		
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,203,354
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,498,154
Dallas ISD, GO, Refunding, PSF Guarantee, 4.25%, 2/15/21	16,000,000	18,416,160
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,506,800
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,		
11/01/23	1,500,000	1,651,590
11/01/24	1,000,000	1,095,200
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,380,289
Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B, AMBAC Insured, 5.00%, 9/01/11	6,000,000	6,201,060
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,025,280
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%, 11/01/10	2,500,000	2,507,075
Round Rock ISD, GO, Refunding, PSF Guarantee, 5.00%,		
8/01/19	2,090,000	2,585,936
8/01/20	5,000,000	6,205,300
Sabine River Authority PCR, Southwestern Electric Co., Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	15,845,250
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Refunding and Improvement, Series A, 5.25%,		
11/01/22	5,000,000	5,137,700
11/01/23	5,000,000	5,122,500
		102,636,068
Utah 0.1%		
Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	2,585,000	2,691,786

32 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Virginia 1.4%
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	$12,635,000	$15,426,198
8/01/20	13,450,000	16,451,502
		31,877,700
Washington 0.7%
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	8,289,851
2/01/20	7,000,000	8,544,690
		16,834,541
U.S. Territories 2.1%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,783,921
12/01/19	1,025,000	1,187,411
		2,971,332
Puerto Rico 2.0%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%,
7/01/18	8,455,000	9,517,370
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Transport, Series K, 5.00%, 7/01/19	5,000,000	5,277,950
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding,
Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	10,988,000
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,587,600
Series ZZ, 5.25%, 7/01/19	8,000,000	9,265,520
		45,636,440
Total U.S. Territories		48,607,772
Total Municipal Bonds before Short Term Investments
(Cost $2,034,094,190)		2,188,795,214

Short Term Investments 3.4%
Municipal Bonds 3.4%
Colorado 0.5%
[b]Colorado Educational and Cultural Facilities Authority Revenue,
National Jewish Federation Bond Program, Series A-3, Daily VRDN and Put, 0.26%,
2/01/35	2,300,000	2,300,000
National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.26%,
7/01/29	4,920,000	4,920,000
YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.25%, 10/01/38	2,000,000	2,000,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put,
0.26%, 4/01/16	1,400,000	1,400,000
		10,620,000
Connecticut 0.2%
[b]Connecticut State Health and Educational Facilities Authority Revenue, Greater Hartford
YMCA, Series B, Daily VRDN and Put, 0.24%, 7/01/38	4,500,000	4,500,000
Florida 0.4%
[b]Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
Southeastern University, Refunding, Series C, Daily VRDN and Put, 0.25%, 4/01/24	5,700,000	5,700,000
	Semiannual Report | 83

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)		
Municipal Bonds (continued)		
Florida (continued)		
[b]Florida State Municipal Power Agency Revenue, All Requirements Power Supply, Refunding, Series C, Daily VRDN and Put, 0.26%, 10/01/35	$ 3,600,000	$ 3,600,000
		9,300,000
Kentucky 0.4%		
[b]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.25%, 8/15/38	9,000,000	9,000,000
Louisiana 0.1%		
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.25%, 9/01/17	1,800,000	1,800,000
Maryland 0.7%		
[b]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,		
Series A, Daily VRDN and Put, 0.25%, 7/01/38	12,295,000	12,295,000
Series B, Daily VRDN and Put, 0.25%, 7/01/38	3,400,000	3,400,000
		15,695,000
Michigan 0.5%		
[b]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.27%, 3/01/49	10,600,000	10,600,000
[b]Michigan State Strategic Fund Limited Obligation Revenue, Detroit Symphony, Series A, Daily VRDN and Put, 0.26%, 6/01/31	1,700,000	1,700,000
		12,300,000
Missouri 0.3%		
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.25%, 12/01/37	7,700,000	7,700,000
North Carolina 0.1%		
[b]Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.23%, 1/15/26	2,700,000	2,700,000
Ohio 0.2%		
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-1, Daily VRDN and Put, 0.25%, 1/01/39	3,300,000	3,300,000
Pennsylvania 0.0%[†]		
[b]Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.25%, 5/15/35	800,000	800,000
Total Short Term Investments (Cost $77,715,000)		77,715,000
Total Investments (Cost $2,111,809,190) 99.1%		2,266,510,214
Other Assets, less Liabilities 0.9%		20,351,607
Net Assets 100.0%		$2,286,861,821

See Abbreviations on page 191.

[†]Rounds to less than 0.1% of net assets.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 85

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 84.6%		
Alabama 0.9%		
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,		
9/01/14	$ 665,000	$ 766,645
9/01/15	700,000	818,937
9/01/16	730,000	865,824
East Alabama Health Care Authority Health Care Facilities Revenue,		
Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33	1,000,000	1,052,470
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,036,970
		4,540,846
Arizona 2.7%		
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	13,769,933
California 15.7%		
Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12	480,000	505,032
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.00%, 8/15/12	1,000,000	1,074,830
California State Economic Recovery GO, Series A, 5.25%, 7/01/13	200,000	225,554
California State GO, Refunding, 5.00%, 4/01/15	500,000	571,655
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13	10,685,000	11,761,514
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28	1,500,000	1,613,250
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	1,000,000	1,077,140
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13	2,430,000	2,645,978
Fairfield-Suisun Sewer Revenue, Refunding, Assured Guaranty, 3.00%, 5/01/11	1,000,000	1,015,140
Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14	375,000	406,860
Fontana USD, GO,		
BAN, 4.00%, 12/01/12	9,000,000	9,545,940
Capital Appreciation, BAN, zero cpn., 12/01/12	5,000,000	4,812,500
Gilroy USD, GO,		
BAN, Measure P, 5.00%, 4/01/13	3,000,000	3,270,060
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13	2,000,000	1,876,400
Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14	1,430,000	1,392,834
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13	1,000,000	1,121,230
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15	1,000,000	1,146,810
Pacifica COP, AMBAC Insured, 4.50%, 1/01/13	1,050,000	1,119,783
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15	745,000	830,317
[a]Rocklin UHSD, GO, TRAN, 2.00%, 9/01/11	10,000,000	10,122,300
Roseville City School District GO, TRAN,		
3.00%, 9/08/10	9,000,000	9,003,960
[a]2.00%, 9/01/11	5,000,000	5,061,150
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15	3,000,000	3,382,680
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,		
2/01/14	1,000,000	1,088,070
2/01/15	1,025,000	1,130,022
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,061,490

86 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18	$ 810,000	$ 607,476
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14	780,000	857,797
		78,327,772
Colorado 0.3%		
Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,693,425
Florida 4.1%		
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,		
5.50%, 6/01/17	5,000,000	5,470,100
6.00%, 6/01/17	5,000,000	5,601,350
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,276,560
Miami-Dade County GO, 5.00%, 7/01/12	3,000,000	3,233,280
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,714,853
		20,296,143
Georgia 1.4%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	7,033,345
Illinois 4.1%		
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,650,136
5.50%, 1/01/17	1,000,000	1,190,000
Illinois State GO,		
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,912,510
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,808,430
		20,561,076
Indiana 0.1%		
Avon Community School Building Corp. Revenue, First Management, AMBAC Insured, 4.25%, 1/15/11	520,000	526,354
Kansas 0.3%		
Junction City COP, Radian Insured, 4.00%, 9/01/10	310,000	310,000
Junction City GO,		
Series DU, AGMC Insured, 3.00%, 9/01/10	765,000	765,000
Water and Sewer, Refunding, Series DV, AGMC Insured, 3.00%, 9/01/10	630,000	630,000
		1,705,000
Louisiana 0.1%		
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Projects, NATL Insured, 4.00%, 12/01/14	500,000	543,675
Massachusetts 0.5%		
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligation, Assured Guaranty, 4.00%,		
11/15/13	1,150,000	1,225,348
11/15/15	1,000,000	1,073,700
		2,299,048

Semiannual Report | 87

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan 6.4%		
Charlevoix Public School District GO, School Building and Site, AGMC Insured, 3.00%, 5/01/11	$ 800,000	$ 813,984
Detroit GO, Distribution State Aid, 5.00%,		
11/01/16	6,120,000	6,936,102
11/01/17	7,485,000	8,463,589
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,342,640
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,598,290
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,695,130
		31,849,735
Minnesota 2.2%		
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	497,060
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%, 11/15/12	1,000,000	1,076,800
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,498,044
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,		
1/01/12	2,000,000	2,112,900
1/01/15	5,000,000	5,717,000
		10,901,804
Mississippi 0.3%		
Mississippi Development Bank Special Obligation Revenue, Jackson Public School District GO Bond Project, AGMC Insured, 5.00%,		
4/01/11	1,000,000	1,023,390
4/01/12	500,000	532,040
		1,555,430
Nebraska 0.9%		
University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health Professions, 5.00%, 8/15/13	4,000,000	4,395,200
New Hampshire 0.6%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,225,777
New Jersey 3.5%		
Essex County Utilities Authority Solid Waste Revenue, Refunding, Assured Guaranty, 4.00%,		
4/01/12	2,045,000	2,143,753
4/01/13	3,335,000	3,571,318
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,615,300
		17,330,371
New York 9.7%		
Buffalo GO, General Improvement, Series A, Assured Guaranty, 5.00%, 2/01/11	1,110,000	1,127,838
Erie County Water Authority Water Revenue, Refunding, 4.00%, 12/01/10	1,000,000	1,009,200
Monroe County GO, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/11	2,135,000	2,202,210
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,190,500
New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn., 3/01/14	5,335,000	4,879,551

88 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City Trust for Cultural Resources Revenue, Museum of Modern Art, Refunding, Series 1A, ETM, 5.00%, 10/01/10	$ 500,000	$ 501,880
New York Local Government Assistance Corp. Revenue, senior lien, Refunding, Series A, 5.00%, 4/01/11	300,000	308,133
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Aids Long Term Health Care Facility, 5.00%, 11/01/11	695,000	700,094
Non-State Supported Debt, Aids Long Term Health Care Facility, Pre-Refunded, 5.00%, 11/01/11	305,000	307,342
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	646,936
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	840,000	879,144
Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	107,026
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,158,290
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 2.00%, 10/01/10	1,990,000	1,992,487
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,500,653
State Supported Debt, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,147,320
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	234,164
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,573,600
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	289,490
Scarsdale Union Free School District GO, Refunding, 3.25%, 12/01/10	500,000	503,735
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%, 10/01/16	6,000,000	6,980,400
Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library, AMBAC Insured, 3.25%, 6/15/12	300,000	313,260
Syracuse GO, Public Improvement, Series A, AGMC Insured, 3.25%, 6/15/12	725,000	749,701
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,097,400
Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A, AMBAC Insured, 3.375%, 11/01/10	300,000	300,984
		48,701,338
Ohio 6.0%		
Cleveland Airport System Revenue, Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,798,948
Ohio State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Solutions Corp., Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	8,000,000	8,021,120
Ohio State Department of Administrative Services COP, Administrative Knowledge System, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	7,076,306
Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG Insured, 4.50%, 12/01/11	210,000	220,488
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	3,052,850
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/11	570,000	584,706
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/12	1,315,000	1,366,653

Semiannual Report | 89

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Toledo GO, (continued)		
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	$ 1,210,000	$ 1,273,549
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,283,834
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,250,365
		29,928,819
Oregon 0.9%		
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,439,200
Pennsylvania 6.3%		
[a] Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,078,600
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	11,039,900
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series A, Assured Guaranty,		
4.00%, 7/01/11	1,000,000	1,020,810
5.00%, 7/01/12	1,000,000	1,058,190
5.00%, 7/01/13	1,130,000	1,217,541
5.00%, 7/01/14	1,250,000	1,367,188
4.00%, 7/01/15	1,235,000	1,304,308
5.00%, 7/01/16	1,325,000	1,464,920
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,812,100
		31,363,557
South Carolina 1.6%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,465,080
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,407,610
		7,872,690
Tennessee 5.6%		
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,500,240
Memphis GO, BAN, Refunding, 4.00%, 5/01/12	5,000,000	5,266,000
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B, 4.00%, 7/01/13	2,880,000	3,113,568
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	10,339,200
		28,219,008
Texas 4.0%		
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	410,564
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,708,345
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Productions North America, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	9,728,600
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/12	745,000	779,620
Harris County MTA Lease Revenue COP, Series A, Assured Guaranty, 5.00%, 11/01/11	2,200,000	2,307,074

90 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Lubbock Educational Facilities Authority Revenue, Lubbock Christian University, Refunding and Improvement, 4.50%, 11/01/10	$ 395,000	$ 397,070
San Antonio Water Revenue, System, Series A, AGMC Insured, 5.50%, 5/15/13	500,000	542,175
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	2,000,000	2,227,220
		20,100,668
Washington 2.7%		
Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%, 7/01/11	375,000	389,621
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Revenue and Special Tax, BAN, Series A, 5.25%, 12/01/11	7,000,000	7,080,360
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,451,193
Snohomish County School District No. 2 Everett GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	291,905
Washington State Health Care Facilities Authority Revenue,		
Kadlec Medical Center, Series A, Assured Guaranty, 5.00%, 12/01/10	1,000,000	1,005,800
MultiCare Health System, Series A, AGMC Insured, 4.00%, 8/15/13	250,000	267,145
MultiCare Health System, Series A, AGMC Insured, 4.00%, 8/15/14	310,000	335,888
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/13	250,000	267,145
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/14	600,000	650,106
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/15	625,000	677,175
		13,416,338
Wyoming 0.1%		
Sweetwater County Improvement Project Powers Board Lease Revenue, NATL Insured, 5.00%, 12/15/10	500,000	506,100
U.S. Territories 3.6%		
Guam 0.2%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	1,000,000	1,065,490
Puerto Rico 3.4%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,646,450
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	5,000,000	5,230,650
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series X, NATL Insured, 5.50%, 7/01/13	580,000	631,678
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,099,910
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11	545,000	550,575
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,000,000	3,025,920
Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35	750,000	825,533
		17,010,716
Total U.S. Territories		18,076,206
Total Municipal Bonds before Short Term Investments (Cost $407,665,437)		423,178,858

Semiannual Report | 91

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

92 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

See Abbreviations on page 191.

receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 93

94 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin High Yield Tax-Free Income Fund

Class B	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.06	$ 8.81	$10.05	$11.11	$10.90	$10.87
Income from investment operations[b]:						
Net investment income[c]	0.23	0.49	0.50	0.48	0.48	0.50
Net realized and unrealized gains (losses)	0.42	1.26	(1.25)	(1.07)	0.20	0.03
Total from investment operations	0.65	1.75	(0.75)	(0.59)	0.68	0.53
Less distributions from net investment income	(0.24)	(0.50)	(0.49)	(0.47)	(0.47)	(0.50)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.47	$10.06	$ 8.81	$10.05	$11.11	$10.90
Total return[f]	6.50%	20.29%	(7.66)%	(5.53)%	6.36%	4.93%
Ratios to average net assets[g]						
Expenses	1.17%	1.18%	1.18%	1.17%	1.17%	1.18%
Net investment income	4.52%	5.11%	5.22%	4.43%	4.42%	4.56%
Supplemental data						
Net assets, end of period (000's)	$53,220	$68,463	$87,208	$139,855	$215,121	$240,628
Portfolio turnover rate	4.61%	8.58%	19.10%	20.10%	10.90%	11.63%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin High Yield Tax-Free Income Fund

Class C	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.12	$ 8.86	$10.10	$11.16	$10.95	$10.91
Income from investment operations[b]:						
Net investment income[c]	0.23	0.49	0.50	0.48	0.49	0.50
Net realized and unrealized gains (losses)	0.41	1.27	(1.25)	(1.07)	0.19	0.03
Total from investment operations	0.64	1.76	(0.75)	(0.59)	0.68	0.53
Less distributions from net investment income	(0.23)	(0.50)	(0.49)	(0.47)	(0.47)	(0.49)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.53	$10.12	$ 8.86	$10.10	$11.16	$10.95
Total return[f]	6.45%	20.28%	(7.62)%	(5.51)%	6.34%	5.00%
Ratios to average net assets[g]						
Expenses	1.17%	1.18%	1.18%	1.17%	1.17%	1.18%
Net investment income	4.52%	5.11%	5.22%	4.43%	4.42%	4.56%
Supplemental data						
Net assets, end of period (000's)	$1,141,338	$1,002,985	$663,766	$697,697	$761,994	$695,270
Portfolio turnover rate	4.61%	8.58%	19.10%	20.10%	10.90%	11.63%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin High Yield Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006[b]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.02	$ 8.77	$10.00	$11.06	$10.85	$10.76
Income from investment operations[c]:						
Net investment income[d]	0.26	0.55	0.56	0.55	0.55	0.10
Net realized and unrealized gains (losses)	0.41	1.26	(1.24)	(1.07)	0.20	0.04
Total from investment operations	0.67	1.81	(0.68)	(0.52)	0.75	0.14
Less distributions from net investment income	(0.27)	(0.56)	(0.55)	(0.54)	(0.54)	(0.05)
Redemption fees[e]	—	—	—[f]	—[f]	—[f]	—[f]
Net asset value, end of period	$10.42	$10.02	$ 8.77	$10.00	$11.06	$10.85
Total return[g]	6.78%	21.14%	(6.99)%	(4.94)%	7.08%	1.34%
Ratios to average net assets[h]						
Expenses	0.52%	0.53%	0.53%	0.52%	0.52%	0.53%
Net investment income	5.17%	5.76%	5.87%	5.08%	5.07%	5.21%
Supplemental data						
Net assets, end of period (000's)	$916,904	$621,454	$170,562	$143,331	$53,127	$471
Portfolio turnover rate	4.61%	8.58%	19.10%	20.10%	10.90%	11.63%

[a]For the year ended February 29.
[b]For the period January 3, 2006 (effective date) to February 28, 2006.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.1%		
Alabama 0.5%		
Camden IDB Exempt Facilities Revenue, Weyerhaeuser,		
Series A, Pre-Refunded, 6.125%, 12/01/24	$ 3,000,000	$ 3,531,750
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	2,043,388
Courtland IDB Environmental Improvement Revenue, International Paper Co., Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,588,350
Cullman County Health Care Authority GO, Refunding, 7.00%, 2/01/36	7,500,000	7,968,825
Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board Project, Refunding, Series B, 6.10%, 5/15/30	5,800,000	5,860,784
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	7,128,330
Prattville Industrial Development Board PCR, Union Camp Corp. Project, Refunding, 5.30%, 9/01/28	10,250,000	10,575,232
Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34	3,000,000	3,193,710
		42,890,369
Alaska 0.1%		
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal Regional Power,		
5.70%, 1/01/12	740,000	742,390
5.80%, 1/01/18	1,495,000	1,495,314
5.875%, 1/01/32	5,730,000	5,465,160
		7,702,864
Arizona 4.7%		
Apache County IDA,		
IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26	16,500,000	16,554,945
PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28	53,150,000	53,326,989
PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33	33,800,000	33,941,284
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 6.375%, 12/01/37	2,500,000	2,834,525
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	26,695,000	30,726,479
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	14,123,435
Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32	21,125,000	21,216,049
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	10,000,000	9,846,700
Maricopa County IDA Health Facility Revenue,		
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	7,500,000	7,814,025
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16	4,305,000	4,312,103
Maricopa County PCC, PCR,		
El Paso Electric Co. Project, Series A, 7.25%, 4/01/40	20,000,000	23,395,800
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,096,200
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series D, 5.75%, 6/01/34	10,750,000	11,933,253
Phoenix Civic Improvement Corp. Airport Revenue,		
[a]junior lien, Series A, 5.00%, 7/01/40	24,000,000	24,371,040
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,409,650

98 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Pima County IDAR,		
Industrial Development, Tucson Electric Power Co., Series A, 6.375%, 9/01/29	$ 35,000,000	$ 35,983,500
Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25	10,140,000	10,184,413
Salt Verde Financial Corp. Senior Gas Revenue,		
5.25%, 12/01/24	5,450,000	5,620,912
5.25%, 12/01/25	6,000,000	6,164,640
5.00%, 12/01/37	5,000,000	4,770,750
University Medical Center Corp. Hospital Revenue,		
6.00%, 7/01/24	250,000	283,483
6.25%, 7/01/29	1,000,000	1,110,100
5.00%, 7/01/35	10,175,000	9,864,764
6.50%, 7/01/39	1,500,000	1,655,490
Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding, Series A, 6.375%, 12/01/37	15,500,000	14,889,610
		376,430,139
Arkansas 0.2%		
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.75%, 8/01/25	3,800,000	3,927,756
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,626,656
Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%, 11/01/26	10,000,000	10,047,800
Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12	3,150,000	3,209,346
		19,811,558
California 21.0%		
ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded, 6.375%, 9/02/32	9,735,000	10,528,889
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	4,860,388
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	24,000,000	24,313,440
Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,385,000	3,893,893
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,		
Series F, 5.00%, 4/01/31	35,200,000	37,358,464
Series F-1, 5.50%, 4/01/43	29,765,000	32,576,304
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,227,250
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,970,000	4,818,786
Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31	5,780,000	6,237,082
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda County, 5.875%, 6/01/35	3,700,000	3,264,399
California Educational Facilities Authority Revenue, Stanford University, Refunding, 5.25%, 4/01/40	30,000,000	37,624,500
California Health Facilities Financing Authority Revenue,		
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,735,550
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,804,720
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,368,715
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,234,763
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,062,549
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	17,115,600

Semiannual Report | 99

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Infrastructure and Economic Development Bank Revenue,		
Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	$ 67,115,000	$ 85,042,759
Department of Social Services Administration Building, AMBAC Insured, 5.00%, 12/01/30	10,300,000	11,327,116
Department of Social Services Administration Building, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,301,850
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,440,200
California State Economic Recovery GO, Refunding, Series A,		
5.25%, 7/01/21	25,000,000	29,911,500
5.00%, 7/01/22	10,620,000	11,837,689
California State GO,		
Refunding, 5.25%, 4/01/30	50,000	50,922
Refunding, 5.25%, 4/01/32	40,000	40,548
Various Purpose, 6.00%, 4/01/38	28,725,000	31,913,188
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	74,970,000
Various Purpose, Refunding, 5.00%, 6/01/31	22,000,000	22,397,980
Various Purpose, Refunding, 6.00%, 3/01/33	26,000,000	29,372,460
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	64,116,000
California State Public Works Board Lease Revenue, Trustees of California State University, Series J, 6.00%,		
11/01/29	7,365,000	8,227,441
11/01/34	17,560,000	19,092,286
California Statewide CDA Revenue,		
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,186,125
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,110,800
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	15,591,368
Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31	2,900,000	3,001,355
Monterey Institute International, 5.50%, 7/01/31	13,240,000	14,427,363
Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32	6,230,000	6,416,900
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,197,400
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,415,900
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	25,054,750
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	12,312,746
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	8,904,600
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,		
8/01/33	21,015,000	5,153,298
8/01/34	10,000,000	2,279,700
8/01/43	31,515,000	3,814,891
8/01/45	34,035,000	3,599,201
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	1,711,841
Chula Vista CFD Special Tax,		
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	3,050,000	2,982,870
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	2,450,000	1,844,532
No. 99-1, Otay Ranch SPA One, Pre-Refunded, 6.10%, 9/01/31	4,890,000	4,987,800
Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20	7,720,000	7,720,000

100 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
El Dorado County CFD Special Tax, Community Facilities District No. 2001-1, Promontory Specific Plan, 6.30%, 9/01/31	$ 3,500,000	$ 3,397,030
Emeryville RDA, MFHR, Emery Bay Apartments II,		
Series A, Pre-Refunded, 5.85%, 10/01/28	12,115,000	12,403,216
sub. lien, Series C, Pre-Refunded, 7.875%, 10/01/28	1,710,000	1,753,366
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	35,964,600
zero cpn., 1/15/22	49,115,000	23,659,678
zero cpn., 1/15/31	4,000,000	949,000
zero cpn., 1/15/34	4,500,000	857,925
zero cpn., 1/15/36	4,000,000	658,480
Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,514,245
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	10,000,000	7,490,800
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	11,977,100
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	29,667,907
Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	12,783,732
Jurupa Community Services District Special Tax, CFD No. 29, Series A, 8.625%, 9/01/39	1,100,000	1,133,000
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30	7,560,000	7,650,796
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	4,506,050
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,468,970
Los Angeles Department of Airports Airport Revenue, Senior, Los Angeles International Airport, Refunding, Series A, 5.00%,		
5/15/31	10,495,000	11,357,689
5/15/40	25,500,000	26,984,865
Los Angeles MFR, Refunding,		
Series J-1B, 7.125%, 1/01/24	90,000	85,721
Series J-1C, 7.125%, 1/01/24	335,000	319,071
Series J-2B, 8.50%, 1/01/24	460,000	435,454
[b]Series J-2C, 8.50%, 1/01/24	1,400,000	1,325,296
Los Angeles Regional Airports Improvement Corp. Lease Revenue, Facilities Sublease, Delta Air Lines Inc., Los Angeles International Airport, Refunding, 6.35%, 11/01/25	12,000,000	11,872,320
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	39,509,585
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	8,060,187
M-S-R Energy Authority Gas Revenue,		
Series B, 6.125%, 11/01/29	30,505,000	33,742,191
Series B, 7.00%, 11/01/34	20,000,000	24,412,600
Series C, 6.50%, 11/01/39	20,000,000	23,342,200
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	4,000,000	4,032,920
Poway USD Special Tax,		
CFD No. 10, Area A, 6.10%, 9/01/31	1,995,000	1,994,940
CFD No. 11, Area A, 5.375%, 9/01/28	2,965,000	2,922,986
CFD No. 11, Area A, 5.375%, 9/01/34	2,235,000	2,045,293
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,500,000	6,718,875
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,315,000	5,757,271

Semiannual Report | 101

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Romoland School District Special Tax, CFD No. 1,		
Improvement Area 1, 5.35%, 9/01/28	$ 7,015,000	$ 6,502,765
Improvement Area 1, 5.40%, 9/01/36	6,175,000	5,433,074
Improvement Area 2, 5.35%, 9/01/38	7,900,000	5,960,471
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,463,898
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,585,700
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,		
7/01/12	4,500,000	4,401,855
7/01/13	4,250,000	4,093,642
7/01/14	2,250,000	2,118,465
San Francisco Uptown Parking Corp. Parking Revenue, Union Square, NATL Insured, 6.00%, 7/01/31	8,920,000	9,260,476
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	23,341,275
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,556,600
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23	20,000,000	20,025,800
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24	20,000,000	19,980,000
junior lien, ETM, zero cpn., 1/01/12	30,100,000	29,849,568
junior lien, ETM, zero cpn., 1/01/24	52,700,000	35,576,716
junior lien, ETM, zero cpn., 1/01/25	45,200,000	29,006,648
junior lien, ETM, zero cpn., 1/01/26	131,900,000	80,713,567
junior lien, ETM, zero cpn., 1/01/27	139,100,000	80,214,797
senior lien, 5.00%, 1/01/33	26,930,000	22,340,589
San Mateo County Community College District GO, Election of 2005, Series B, 5.00%, 9/01/38	24,900,000	26,093,706
Santa Clara County GO, 5.00%, 8/01/34	25,000,000	27,427,250
Saugus USD Special Tax, 6.00%, 9/01/33	3,150,000	3,150,851
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,663,820
South Bayside Waste management Authority Solid Waste Enterprise Revenue, Shoreway Environmental, Series A, 6.00%, 9/01/36	7,740,000	8,341,630
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/25	1,000,000	1,031,660
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,029,160
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,		
6.75%, 9/01/29	15,905,000	16,917,989
7.00%, 9/01/38	12,175,000	13,020,554
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32	4,100,000	4,661,290
Sunnyvale School District GO, Election 2004, Series C, 5.00%, 9/01/34	21,500,000	23,146,685
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36	20,000,000	20,285,600
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%, 9/01/34	6,520,000	6,454,539
West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33	3,000,000	3,221,910
		1,692,408,580

102 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado 3.6%		
Colorado Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	$ 20,000,000	$ 20,934,200
Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13	370,000	405,479
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	27,365,000	22,933,786
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	15,000,000	13,865,550
12/01/35	15,000,000	13,309,500
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,869,920
E-470 Public Highway Authority Revenue, Capital Appreciation,		
Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	2,977,211
Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	3,551,800
Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	4,994,700
Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	5,231,700
Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	3,182,100
Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	5,142,944
Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	2,786,500
Eagle County Airport Terminal Corp. Revenue, Series A,		
7.00%, 5/01/21	585,000	586,006
7.125%, 5/01/31	1,215,000	1,183,495
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	41,795,752
Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29	2,605,000	2,708,914
McKay Landing Metropolitan District No. 002 GO,		
Limited Tax, Pre-Refunded, 7.50%, 12/01/19	2,545,000	2,597,478
Sub. Limited Tax, Series A, Pre-Refunded, 7.50%, 12/01/34	2,000,000	2,033,120
Public Authority for Colorado Energy Natural Gas Purchase Revenue,		
6.125%, 11/15/23	2,465,000	2,758,310
6.25%, 11/15/28	12,500,000	13,968,250
6.50%, 11/15/38	90,100,000	103,782,586
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,677,894
[b,c]Villages Castle Rock Metropolitan District No. 4 Revenue, Mandatory Put 12/01/10, Refunding, 8.50%, 6/01/31	3,000,000	2,975,670
		286,252,865
Connecticut 1.0%		
Connecticut State Development Authority PCR,		
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	53,825,000	54,811,074
Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,695,375
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	3,000,000	3,012,990
Connecticut State Health and Educational Facilities Authority Revenue,		
Sacred Heart University, Series C, 6.50%, 7/01/16	280,000	281,098
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,515,643
		76,316,180

Semiannual Report | 103

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
District of Columbia 1.9%		
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	$ 18,000,000	$ 18,066,960
District of Columbia Hospital Revenue, Children's Hospital Obligation Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,378,730
District of Columbia Revenue,		
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	27,105,000	17,504,951
Deed Tax, Series A, 5.00%, 6/01/40	10,000,000	10,076,000
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,415,695
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,586,838
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,140,000	4,237,207
The Catholic University America, Refunding, 5.00%, 10/01/34	3,750,000	3,832,350
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	22,075,240
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	6,930,000
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	2,517,240
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	46,616,400
		150,237,611
Florida 6.0%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,520,000	3,682,941
Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,		
6.00%, 5/01/16	16,350,000	16,975,060
6.20%, 5/01/22	23,590,000	24,522,984
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,387,770
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,285,000	1,296,642
Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31	2,165,000	2,186,304
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	2,040,000	1,845,874
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,		
5.25%, 6/01/17	28,500,000	30,760,620
6.00%, 6/01/17	25,000,000	28,006,750
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,743,276
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,247,260
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,505,627
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,504,400
Halifax Hospital Medical Center Hospital Revenue,		
Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	17,703,360
Series A, Pre-Refunded, 7.25%, 10/01/24	4,700,000	4,819,333
Series A, Pre-Refunded, 7.25%, 10/01/29	1,400,000	1,435,546
Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A, 5.30%, 5/01/39	1,370,000	978,550
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,536,295

104 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Hillsborough County IDAR, Refunding, Series B, 5.25%,		
10/01/28	$ 1,500,000	$ 1,519,890
10/01/34	7,250,000	7,279,870
Indian Trace CDD, GO, Water Management Special Benefit, sub. lien, Refunding, Series B, 8.25%, 5/01/11	2,440,000	2,459,032
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,690,000	2,364,349
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	865,000	847,337
[b]Series C, 7.00%, 5/01/30	4,460,000	4,370,934
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,585,000	1,587,061
Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,375,000	1,400,066
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,350,000	1,353,834
6.25%, 1/01/28	1,230,000	1,199,410
6.375%, 1/01/43	2,250,000	2,153,565
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	11,969,572
Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31	7,350,000	7,392,483
Mediterra South CDD Capital Improvement Revenue,		
6.85%, 5/01/31	2,210,000	2,220,365
Series B, 6.95%, 5/01/31	6,680,000	6,680,200
[b]Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37	1,480,000	814,000
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	22,262,170
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	12,419,732
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	31,265,278
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,740,445
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,365,600
Series B, 6.50%, 5/01/37	3,875,000	3,869,691
Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13	155,000	155,705
Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of Development No. 43,		
6.10%, 8/01/21	145,000	143,740
Pre-Refunded, 6.10%, 8/01/21	1,960,000	2,078,972
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	486,448
Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	10,000,000	11,178,700
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	735,528
Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32	2,585,000	2,595,495
Pelican Marsh CDD Special Assessment Revenue, Series A,		
7.10%, 5/01/20	2,645,000	2,678,406
7.20%, 5/01/31	6,135,000	6,203,712
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,369,950
Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31	9,810,000	9,808,528

Semiannual Report | 105

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Port St. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	$ 11,025,000	$ 11,440,753
[c,d]Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,800,000	1,418,760
[c,d]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,795,000	1,076,578
Reserve CDD Utility Revenue, Stormwater Management, Series A, Pre-Refunded, 6.625%, 12/01/22	3,295,000	3,410,457
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	940,000	918,878
5/01/30	1,590,000	1,504,744
Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14	360,000	366,016
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,700,000	4,523,596
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	11,401,053
5.00%, 5/01/36	12,500,000	12,802,750
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	15,470,100
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,350,000	2,392,699
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,930,000	1,944,610
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31	1,200,000	1,211,388
Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34	7,955,000	7,605,537
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,910,000	939,319
Verandah West CDD Revenue, Series A, 6.625%, 5/01/33	8,005,000	8,013,005
Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31	5,470,000	5,584,651
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	9,800,000	9,896,334
Village Center CDD Recreational Revenue,		
Sub Series B, 6.25%, 1/01/13	2,615,000	2,634,194
Sub Series B, 8.25%, 1/01/17	1,425,000	1,441,402
Sub Series C, 7.375%, 1/01/19	1,950,000	1,959,029
Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.70%, 5/01/32	2,680,000	2,811,588
Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31	1,065,000	1,075,501
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,700,000	1,314,491
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	1,110,000	1,112,964
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,920,000	1,873,363
		485,252,420
Georgia 2.9%		
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	938,517
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	30,000,000	34,121,100
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	32,444,400
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,294,614
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,		
Series C, 5.70%, 1/01/43	55,000,000	59,612,850
Series E, 7.00%, 1/01/23	25,000,000	30,002,500
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,638,567

106 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health Care System Project, ETM,		
6.25%, 10/01/18	$ 5,550,000	$ 6,574,364
6.375%, 10/01/28	8,000,000	10,675,120
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	3,749,400
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	4,670,835
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,348,900
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,		
9/15/25	5,000,000	5,289,100
9/15/28	10,000,000	10,253,700
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,223,526
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,695,660
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,348,484
		234,881,637
Hawaii 0.1%		
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39	7,500,000	8,326,575
Idaho 0.5%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,039,125
Nez Perce County PCR,		
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,272,550
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,505,625
		41,817,300
Illinois 4.2%		
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,218,000	2,661,543
Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,		
6.25%, 3/01/32	3,588,000	3,935,713
6.75%, 3/01/32	5,163,000	5,632,575
Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A, Pre-Refunded,		
6.625%, 3/01/31	4,265,000	4,445,836
7.00%, 3/01/31	4,717,000	4,957,190
Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, Pre-Refunded, 7.05%, 3/01/31	5,566,000	5,862,334
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,		
6.00%, 11/01/35	1,500,000	1,610,820
5.50%, 11/01/40	3,570,000	3,602,915
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,037,290
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	2,827,406
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	37,744,004

Semiannual Report | 107

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois (continued)		
Chicago O'Hare International Airport Revenue,		
5.00%, 1/01/40	$ 20,430,000	$ 20,794,471
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,301,050
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	12,835,981
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,019,585
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,359,612
Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%, 3/01/27	6,000,000	6,343,320
Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%, 3/01/36	7,785,000	6,491,055
Illinois Finance Authority Revenue,		
Institute Technology, 6.50%, 2/01/23	1,000,000	1,126,780
Institute Technology, 7.125%, 2/01/34	1,500,000	1,681,590
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,139,850
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	16,258,725
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,417,600
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,115,250
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/38	10,000,000	11,341,200
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	16,652,461
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,		
10/01/39	6,050,000	6,198,951
5/01/40	7,000,000	7,180,880
Illinois Health Facilities Authority Revenue,		
Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11	735,000	737,573
Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,596,289
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public Service Co., Mandatory Put 2/28/14, Refunding, Series A, 5.50%, 3/01/14	3,515,000	3,525,861
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,704,375
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,519,850
Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded, 7.75%, 3/01/30	4,632,000	4,846,415
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39	5,000,000	5,097,400
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,840,000	7,603,546
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29	2,425,000	2,409,553
University of Illinois University Revenues, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	12,430,000	12,925,708
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,		
6.00%, 3/01/33	4,451,000	4,057,932
6.625%, 3/01/33	5,213,000	5,126,308
Yorkville United City Special Service Area Special Tax,		
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	3,393,000	2,471,088
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,222,000	3,248,322
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,852,000	3,768,743
		339,214,950

108 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Indiana 1.6%		
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%, 8/01/36	$ 5,000,000	$ 4,684,200
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,		
8/15/19	3,000,000	2,766,690
8/15/28	5,000,000	4,209,250
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/37	8,000,000	8,016,000
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	11,752,680
Indiana Health Facility Financing Authority Hospital Revenue,		
6.25%, 3/01/25	5,900,000	6,208,570
6.00%, 3/01/34	12,000,000	12,422,880
Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31	11,740,000	11,985,131
Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31	36,760,000	39,082,865
Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17	1,500,000	1,501,890
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,424,320
Indiana State Development Financial Authority Environmental Revenue, Improvement, U.S. Steel Corp., Refunding, 6.00%, 12/01/26	5,000,000	5,333,400
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,		
5.60%, 11/01/16	10,000,000	11,113,300
5.85%, 4/01/19	5,000,000	5,677,550
		129,178,726
Iowa 0.1%		
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%, 9/01/39	11,000,000	11,367,290
Kansas 0.1%		
Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,992,625
Kentucky 1.4%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,427,130
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,239,654
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	6,242,178
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	7,048,429
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	17,500,000	18,942,000
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	6,835,000	6,426,472
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,444,550
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,		
5.625%, 5/01/29	5,555,000	5,745,370
6.125%, 5/01/39	5,000,000	5,240,400

Semiannual Report | 109

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Kentucky (continued)		
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	$ 11,500,000	$ 12,358,705
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,801,725
Owen County Waterworks System Revenue, American Water Co. Project, Series A,		
6.25%, 6/01/39	8,000,000	8,837,760
5.375%, 6/01/40	10,000,000	10,458,400
		110,212,773
Louisiana 3.6%		
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,076,738
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%, 10/01/12	2,665,000	2,675,793
East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,517,620
Louisiana Local Government Environmental Facilities and CDA Revenue,		
Westlake Chemical Corp., Series A, 6.50%, 8/01/29	9,000,000	9,469,260
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	38,250,000	40,236,705
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	11,107,600
Louisiana Public Facilities Authority Revenue,		
FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33	20,000,000	20,655,600
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	9,645,700
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	9,859,400
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/22	10,000,000	10,357,400
Louisiana State Gas and Fuels Tax Revenue, second lien, series B, 5.00%, 5/01/45	32,145,000	34,246,962
New Orleans GO,		
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,074,300
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	13,608,195
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13	2,425,000	2,434,724
Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11, 6.00%, 10/01/38	4,750,000	4,965,032
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	80,500,000	80,880,765
West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%, 9/01/28	11,245,000	11,288,968
		287,100,762
Maine 0.1%		
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,800,432
Maryland 0.4%		
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	1,365,000	1,365,996
Maryland State EDC, EDR, 5.75%, 6/01/35	10,000,000	10,469,900

110 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maryland (continued)		
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,		
Series A, 4.75%, 12/01/11	$ 650,000	$ 634,667
Series A, 5.00%, 12/01/16	3,000,000	2,589,210
Series A, 5.00%, 12/01/31	10,000,000	7,632,200
Series B, 5.00%, 12/01/16	700,000	604,149
Series B, 5.25%, 12/01/31	2,000,000	1,523,580
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,518,100
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	1,080,372
Washington County Hospital, 6.00%, 1/01/43	6,000,000	6,211,320
		35,629,494
Massachusetts 0.4%		
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21	2,000,000	2,534,600
Massachusetts State Development Finance Agency Revenue,		
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	950,000	954,341
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,611,479
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,949,360
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	1,390,000	1,390,806
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,379,670
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,042,324
Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23	5,575,000	5,312,752
Massachusetts State Port Authority Revenue, Series A, 5.00%,		
7/01/34	2,500,000	2,718,325
7/01/40	7,500,000	8,085,150
		31,978,807
Michigan 4.9%		
Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A, Pre-Refunded, 6.25%, 4/15/27	10,500,000	11,483,430
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	18,359,889
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	23,562,580
Detroit Sewer Disposal System Revenue, second lien,		
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,791,972
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,509,050
Detroit Water Supply System Revenue,		
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,779,557
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,032,340
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,		
5.625%, 9/01/10	340,000	340,000
5.75%, 9/01/17	530,000	529,952
5.00%, 8/15/38	5,250,000	3,723,300

Semiannual Report | 111

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital, Refunding, 6.50%,		
1/01/31	$ 1,000,000	$ 945,050
1/01/37	1,000,000	935,580
Michigan Finance Authority Revenue, State Aid Note, Series E, 4.75%, 8/22/11	10,000,000	10,083,300
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	6,000,000	6,780,060
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,824,413
Facilities Program, Refunding, Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	17,016,873
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,859,100
Michigan State Hospital Finance Authority Revenue,		
Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13	6,110,000	6,134,746
Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18	30,205,000	30,333,371
Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23	500,000	475,105
Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23	500,000	464,000
Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,482,274
Marquette, 5.00%, 5/15/34	6,000,000	5,371,140
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	1,000,000	1,013,290
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16	7,310,000	7,335,877
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/34	4,065,000	4,373,452
Sinai Hospital, Refunding, 6.625%, 1/01/16	2,210,000	2,219,591
Sinai Hospital, Refunding, 6.70%, 1/01/26	7,250,000	7,251,160
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co., Refunding, Series A, NATL Insured, 5.55%, 9/01/29	1,015,000	1,017,812
Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29	11,000,000	11,099,440
Detroit Edison Co. Pollution Control Project, Refunding, Series C, XLCA Insured, 5.65%, 9/01/29	10,000,000	10,040,800
Dow Chemical, Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,150,308
Dow Chemical, Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	22,774,595
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,		
Senior Series A, 6.00%, 6/01/34	13,675,000	11,080,306
Senior Series A, 6.00%, 6/01/48	10,000,000	7,609,300
Turbo, Series A, 6.875%, 6/01/42	17,500,000	15,586,200
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding,		
8.25%, 9/01/39	20,000,000	24,299,200
Series W, 6.00%, 8/01/39	33,120,000	34,343,122
Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A, ETM, 5.60%, 2/15/13	690,000	699,370
		390,710,905
Minnesota 0.8%		
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	9,000,000	9,310,500
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	4,524,100
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series C, NATL RE, FGIC Insured, 5.00%, 1/01/31	6,185,000	6,398,382

112 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Minneapolis Health Care Facility Revenue,		
Augustana Chapel View Homes, Series D, 5.875%, 6/01/35	$ 5,075,000	$ 4,010,367
Jones-Harrison Residence Project, 5.70%, 10/01/35	1,000,000	928,360
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	12,571,020
6.75%, 11/15/32	6,250,000	7,113,000
Minnesota Agricultural and Economic Development Board Revenue, Health Care System,		
Refunding, Series A, 6.375%, 11/15/29	175,000	177,308
Series A, Pre-Refunded, 6.375%, 11/15/29	6,325,000	6,465,605
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	295,000	295,242
Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29	2,950,000	2,983,689
St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35	10,000,000	9,820,600
		64,598,173
Mississippi 1.2%		
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26	33,300,000	33,308,991
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	21,419,350
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,		
5.50%, 9/01/31	20,000,000	20,847,600
6.50%, 9/01/32	10,000,000	11,117,700
5.80%, 5/01/34	7,000,000	7,451,990
		94,145,631
Missouri 0.4%		
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%, 12/01/20	8,350,000	7,298,735
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,935,770
St. Louis Airport Revenue, Lambert, St. Louis International Airport, Series A-1,		
6.25%, 7/01/29	7,000,000	7,581,420
6.625%, 7/01/34	3,000,000	3,288,150
West Plains IDA Hospital Revenue, Ozarks Medical Center,		
6.30%, 11/15/11	320,000	327,043
6.75%, 11/15/24	3,045,000	3,045,183
Refunding, 5.50%, 11/15/12	325,000	326,011
		33,802,312
Montana 0.1%		
Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31	10,220,000	10,367,066
Nevada 1.1%		
Clark County ID Special Assessment,		
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	997,603
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	743,254
Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21	3,565,000	3,547,710

Semiannual Report | 113

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Nevada (continued)		
Clark County ID Special Assessment, (continued)		
Local ID No. 142, Mountains Edge, 6.375%, 8/01/23	$ 3,990,000	$ 3,953,412
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	755,000	591,860
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,370,000	1,712,633
Clark County IDR,		
Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30	7,375,000	7,374,852
Nevada Power Co. Project, Series A, ACA Insured, 5.60%, 10/01/30	2,220,000	2,154,821
Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	7,285,991
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,303,590
Henderson Local ID Special Assessment,		
No. T-2, 9.50%, 8/01/11	85,000	86,058
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,025,000	3,046,629
No. T-12, Series A, 7.375%, 8/01/18	28,405,000	24,390,521
No. T-16, 4.90%, 3/01/16	1,355,000	722,351
No. T-16, 5.00%, 3/01/18	970,000	516,787
No. T-16, 5.00%, 3/01/19	965,000	514,065
No. T-16, 5.10%, 3/01/22	1,445,000	769,665
No. T-16, 5.125%, 3/01/25	1,530,000	815,046
No. T-17, 5.00%, 9/01/15	710,000	671,546
No. T-17, 5.00%, 9/01/16	725,000	669,001
No. T-17, 5.00%, 9/01/25	1,360,000	1,072,482
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24	4,825,000	4,561,024
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	1,685,000	1,724,227
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	9,009,750
		84,234,878
New Hampshire 0.2%		
New Hampshire Higher Educational and Health Facilities Authority Revenue,		
Hillcrest Terrace, 7.50%, 7/01/24	13,950,000	13,962,136
New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11	220,000	220,051
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/01/39	5,000,000	5,206,200
		19,388,387
New Jersey 4.7%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,		
Series 1, 6.00%, 1/01/19	2,180,000	1,969,870
Series 1, 6.00%, 1/01/29	5,000,000	4,112,550
Series 2, 6.125%, 1/01/19	2,125,000	1,936,343
Series 2, 6.125%, 1/01/29	5,105,000	4,260,378
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,972,374
New Jersey EDA Revenue,		
Cigarette Tax, 5.50%, 6/15/24	23,000,000	22,735,500
Cigarette Tax, 5.50%, 6/15/31	6,500,000	6,227,780
Cigarette Tax, 5.75%, 6/15/34	10,000,000	9,808,500

114 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey EDA Revenue, (continued)		
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	$ 1,500,000	$ 1,373,055
first mortgage, Presbyterian, Series A, 6.25%, 11/01/20	7,635,000	7,313,414
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,205,350
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,		
6.625%, 9/15/12	25,525,000	26,000,020
6.25%, 9/15/19	32,000,000	31,673,600
6.40%, 9/15/23	79,890,000	78,847,435
New Jersey Health Care Facilities Financing Authority Revenue,		
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	10,981,118
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	9,243,048
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/35	20,000,000	3,276,800
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	6,026,700
St. Joseph's Healthcare System, 6.625%, 7/01/38	25,000,000	26,360,750
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,		
6.00%, 12/15/38	55,000,000	64,121,200
AGMC Insured, 5.00%, 12/15/32	41,750,000	44,254,582
Tobacco Settlement FICO Revenue, Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41	40,000,000	1,782,000
		377,482,367
New Mexico 1.7%		
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,		
Series B, 5.90%, 6/01/40	58,000,000	60,616,380
Series C, 5.90%, 6/01/40	16,500,000	17,193,330
Series D, 5.90%, 6/01/40	50,700,000	52,987,077
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-Refunded,		
5.25%, 7/01/30	4,360,000	5,167,777
5.00%, 7/01/35	3,470,000	4,072,392
		140,036,956
New York 4.7%		
Chautauqua County IDA Exempt Facility Revenue, NRG-Dunkirk Power Project, 5.875%, 4/01/42	7,000,000	7,385,070
Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding, Series A, 5.75%, 2/01/22	2,000,000	2,062,220
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,482,625
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,		
7/15/21	428,010	289,827
1/15/22	649,658	428,735
MTA Revenue, Transportation, Series F, 5.00%, 11/15/30	7,000,000	7,352,100

Semiannual Report | 115

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City GO,		
Fiscal 2003, Series I, 5.00%, 3/01/25	$ 9,000,000	$ 9,579,060
Refunding, Series H, 6.25%, 8/01/15	20,000	20,081
Refunding, Series H, 6.125%, 8/01/25	10,000	10,039
Refunding, Series J, 6.00%, 8/01/21	5,000	5,019
Series B, 7.00%, 2/01/18	115,000	115,537
Series D, 7.625%, 2/01/14	5,000	5,025
Series F, 7.50%, 2/01/21	85,000	85,428
Series G, 7.50%, 2/01/22	10,000	10,050
New York City IDA Civic Facility Revenue,		
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,660,000	5,399,357
Series C, 6.80%, 6/01/28	5,000,000	5,275,600
Staten Island University Hospital Project, Series C, 6.45%, 7/01/32	1,440,000	1,462,694
New York City IDA Special Facility Revenue,		
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	20,000,000	20,915,200
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,806,250
American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	30,000,000	30,793,800
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,956,322
New York City IDAR,		
Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15	45,000,000	45,063,000
Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35	50,000,000	50,088,000
Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15	5,000,000	5,043,600
Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31	9,500,000	9,193,150
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	11,035,000	11,724,688
Series E, 5.00%, 6/15/34	10,000,000	10,620,600
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,782,790
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35	13,000,000	13,827,580
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,		
6.125%, 12/01/29	16,000,000	16,387,840
6.25%, 12/01/37	30,000,000	30,246,000
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia,		
9.00%, 12/01/10	2,355,000	2,368,282
9.125%, 12/01/15	23,390,000	23,524,025
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,250,000	1,274,175
6.85%, 12/01/31	2,000,000	2,021,660
		378,605,429
North Carolina 0.4%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	3,992,535

116 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Carolina (continued)		
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	$ 4,000,000	$ 4,428,680
Series A, 6.25%, 11/01/33	1,300,000	1,439,321
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, 5.50%, 1/01/26	4,500,000	5,051,745
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,		
3/01/16	710,000	748,383
9/01/17	525,000	525,053
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,		
5.75%, 10/01/23	3,625,000	3,260,760
6.00%, 10/01/23	2,500,000	2,297,750
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,		
5.25%, 10/01/24	920,000	917,240
5.50%, 10/01/32	1,600,000	1,521,488
North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35	8,250,000	6,935,032
		31,117,987
North Dakota 0.1%		
Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,		
7/01/25	1,750,000	1,752,047
7/01/29	2,500,000	2,387,900
		4,139,947
Ohio 0.7%		
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	6,868,800
Buckeye Tobacco Settlement Financing Authority Revenue,		
Asset-Backed, Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	10,014,600
Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,673,075
Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42	5,000,000	3,798,150
Capital Appreciation, Asset-Backed, First Sub Series B, zero cpn., 6/01/47	55,000,000	1,816,650
Franklin County Health Care Facilities Revenue,		
Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29	1,000,000	1,062,780
Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17	3,100,000	3,103,348
Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21	950,000	950,475
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,795,787
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,795,260
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	2,400,000	2,342,904
		59,221,829

Semiannual Report | 117

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Oklahoma 0.1%
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
Series B, 6.60%, 7/01/31	$5,000,000	$5,191,450
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,615,479
		10,806,929
Oregon 0.1%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,401,650
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Linfield
College Project, Series A, Pre-Refunded, 6.75%, 10/01/25	5,215,000	5,293,277
		10,694,927
Pennsylvania 4.9%
Allegheny County Hospital Development Authority Revenue,
Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30	10,000,000	10,324,700
Health System, Series B, Pre-Refunded, 9.25%, 11/15/15	18,725,000	19,433,928
Health System, Series B, Pre-Refunded, 9.25%, 11/15/22	24,000,000	24,906,000
West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28	8,360,000	6,646,116
West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40	70,000,000	53,308,500
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
6.10%, 7/01/13	23,345,000	23,426,241
6.20%, 7/01/19	17,525,000	17,572,493
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	991,560
6.50%, 7/01/40	3,000,000	3,002,910
New Morgan IDA Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc., Project,
6.50%, 4/01/19	3,160,000	3,171,976
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.50%, 8/15/40	15,000,000	15,279,750
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	60,000,000	68,091,000
Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36	29,510,000	30,633,446
Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36	65,000,000	67,547,350
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
6/01/33	5,000,000	4,110,200
Series B, 5.75%, 6/01/39	20,000,000	22,047,600
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple
University Health System, Refunding, Series B, 5.50%, 7/01/26	18,000,000	17,317,980
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
Refunding, Series A, 5.75%, 12/01/21	815,000	841,455
Series A, Pre-Refunded, 5.75%, 12/01/21	2,185,000	2,354,272
Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
6.05%, 4/01/14	5,025,000	5,042,638
		396,050,115

118 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Rhode Island 0.3%		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,		
Pre-Refunded, 6.50%, 8/15/32	$ 8,000,000	$ 8,910,320
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,770
Series A, 7.00%, 5/15/39	8,200,000	9,438,446
Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,619,100
		20,374,636
South Carolina 0.9%		
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%, 12/01/29	16,500,000	17,362,620
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	10,000,000	10,758,000
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,482,417
Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project, Radian Insured, 5.00%, 12/01/26	7,540,000	6,586,190
Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,003,040
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	10,644,400
South Carolina State Public Service Authority Revenue, Refunding, Series A, 5.00%, 1/01/32	6,000,000	6,563,340
		69,400,007
Tennessee 0.9%		
Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn.,		
7/01/27	19,365,000	6,942,159
7/01/28	19,400,000	6,431,294
7/01/29	19,365,000	5,935,954
7/01/30	19,370,000	5,386,603
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,		
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,265,150
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,111,155
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	2,861,303
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	2,738,070
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	20,475,000	20,445,516
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B,		
5.50%, 7/01/19	5,000,000	5,648,150
5.75%, 7/01/23	5,000,000	5,580,050
5.75%, 7/01/24	3,500,000	3,879,365
		69,224,769

Semiannual Report | 119

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas 5.5%		
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	$ 1,750,000	$ 1,783,127
Austin Convention Enterprises Inc. Convention Center Revenue, first tier,		
Refunding, Series B, 5.75%, 1/01/34	7,000,000	6,515,810
Series A, Pre-Refunded, 6.70%, 1/01/32	10,000,000	10,212,500
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,		
7/01/27	1,000,000	980,870
7/01/33	1,520,000	1,427,386
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligation Group, St. Joseph Regional, 5.50%, 1/01/38	5,250,000	5,319,510
Brazos River Authority PCR,		
Texas Utility Co. Project, Refunding, Series A, 7.70%, 4/01/33	21,740,000	10,870,000
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	45,000,000	22,950,000
TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32	6,800,000	3,400,000
TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33	17,000,000	8,505,440
TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38	5,285,000	4,087,789
TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32	9,000,000	3,968,730
TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38	1,555,000	777,500
Brazos River Harbor Navigation District Brazoria County Environmental Revenue,		
Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33	2,500,000	2,484,975
Mandatory Put 6/05/12, Refunding, 6.25%, 5/15/33	5,000,000	5,294,200
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 9/01/31	12,500,000	13,055,000
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	10,452,400
Central Texas Regional Mobility Authority Revenue,		
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	612,300
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	447,775
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	402,453
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	397,809
senior lien, Refunding, 5.75%, 1/01/25	2,500,000	2,649,700
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12	805,000	815,739
Dallas-Fort Worth International Airport Revenue, Joint,		
Series B, NATL Insured, 6.00%, 11/01/23	4,000,000	4,008,360
Series C, NATL Insured, 6.25%, 11/01/28	3,250,000	3,255,005
El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir Senior Health, Pre-Refunded,		
7.00%, 8/15/12	225,000	230,042
7.50%, 8/15/18	2,300,000	2,499,111
7.75%, 8/15/31	3,000,000	3,266,790
Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp. Project, 6.65%, 4/01/32	1,500,000	1,519,095
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	15,639,075

120 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%, 7/01/21	$ 24,995,000	$ 25,055,488
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas,		
5.50%, 2/15/32	1,000,000	962,230
5.50%, 2/15/37	2,500,000	2,376,450
Refunding, 6.25%, 2/15/37	5,000,000	5,124,950
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	11,215,300
Matagorda County Navigation District No. 1 Revenue,		
Centerpoint Energy Project, Refunding, 5.60%, 3/01/27	12,000,000	12,509,280
Houston Lighting, Refunding, AMBAC Insured, 5.125%, 11/01/28	7,000,000	7,044,870
North Texas Tollway Authority Revenue,		
Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	21,297,750
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,075,960
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,894,375
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	32,123,400
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,514,186
System, first tier, Refunding, Series K-2, 6.00%, 1/01/38	15,000,000	16,503,450
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	21,224,000
Port Houston Authority Harris County GO, Refunding, Series D-1, 5.00%, 10/01/35	25,000,000	27,251,000
Sabine River Authority PCR, TXU Electric Co. Project,		
Mandatory Put 11/01/11, Refunding, Series B, 5.75%, 5/01/30	15,645,000	15,026,709
Refunding, Series A, 5.80%, 7/01/22	1,000,000	511,390
Refunding, Series B, 6.15%, 8/01/22	13,115,000	6,688,650
Refunding, Series C, 5.20%, 5/01/28	29,945,000	13,552,209
Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,		
10/01/16	8,500,000	8,882,075
10/01/21	1,500,000	1,549,200
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	15,783,750
Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	13,294,170
Trinity River Authority PCR, Texas Electric Co. Project, Refunding, 6.25%, 5/01/28	445,000	222,500
Tyler Health Facilities Development Corp. Hospital Revenue,		
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	7,870,240
Mother Frances Hospital, Series B, 5.00%, 7/01/37	3,400,000	3,194,470
		444,576,543
Vermont 0.2%		
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health, Series A, AMBAC Insured, 6.00%, 12/01/23	15,000,000	15,190,200

Semiannual Report | 121

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Virginia 0.3%
	Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
	Series A, 6.60%, 5/01/24	$1,065,000	$1,079,654
	James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
	Landing, Series A, 5.35%, 9/01/26	750,000	707,670
	Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
	6.00%, 4/01/33	9,500,000	9,862,140
	Tobacco Settlement Financing Corp. Revenue,
Asset	-Backed, Pre-Refunded, 5.50%, 6/01/26	2,500,000	2,825,725
Asset	-Backed, Pre-Refunded, 5.625%, 6/01/37	3,000,000	3,613,470
	Capital Appreciation Bonds, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,692,500
	Senior Series B1, 5.00%, 6/01/47	6,250,000	4,210,500
	Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
	Westminster Canterbury Project, Refunding,
	5.00%, 11/01/22	1,000,000	959,350
	5.25%, 11/01/26	2,000,000	1,881,460
	5.375%, 11/01/32	1,000,000	882,630
			27,715,099
	Washington 2.3%
	Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE,
	FGIC Insured, 5.00%, 9/01/35	7,685,000	8,033,361
	FYI Properties Lease Revenue, Washington State District Project, 5.50%,
	6/01/34	11,935,000	12,968,810
	6/01/39	16,250,000	17,534,725
	Port of Seattle Revenue, Intermediate Lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	17,786,420
	Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
	12/01/32	2,000,000	2,026,960
	Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	9,999,200
	Washington State GO,
	Motor Vehicle Fuel, Series B, 5.00%, 8/01/34	10,000,000	10,963,000
	Series A, 5.00%, 7/01/31	37,965,000	41,419,435
	Washington State Health Care Facilities Authority Revenue,
	Central Washington Health Services, 7.00%, 7/01/39	8,500,000	9,288,120
	Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,860,300
	Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,105,360
	Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
	10/01/36	7,000,000	7,105,980
	Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
	10/01/36	305,000	370,938
	Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,153,800
	Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
	Refunding, 5.625%, 10/01/40	5,235,000	5,490,677
			186,107,086
	West Virginia 0.4%
	County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
	Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,104,330
	Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,131,460
			28,235,790

	122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin 1.0%
Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
5.00%, 12/01/30	$11,205,000	$11,595,606
Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
6.70%, 5/01/24	4,100,000	4,155,883
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	22,210,000	22,220,439
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,295,600
Wisconsin State Health and Educational Facilities Authority Revenue,
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,170,950
New Castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	2,269,675
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,687,817
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,328,750
		77,724,720
Wyoming 0.2%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A,
5.75%, 7/15/39	5,500,000	6,103,900
Wyoming Municipal Power Agency Power Supply Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,484,636
5.50%, 1/01/33	2,360,000	2,554,747
5.50%, 1/01/38	2,810,000	3,029,011
5.00%, 1/01/42	1,000,000	1,025,260
5.375%, 1/01/42	2,750,000	2,935,735
		17,133,289
U.S. Territories 4.6%
Guam 1.2%
[a]Guam Government Department of Education COP, John F Kennedy High School, Series A,
6.625%, 12/01/30	2,000,000	2,037,680
6.875%, 12/01/40	3,000,000	3,069,270
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,143,066
Refunding, Series A, 5.25%, 11/15/37	37,000,000	34,563,920
Series A, 6.00%, 11/15/19	8,000,000	9,036,800
Series A, 6.75%, 11/15/29	10,000,000	11,371,900
Series A, 7.00%, 11/15/39	15,000,000	16,941,150
Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
6.00%, 7/01/25	4,000,000	4,229,040
5.875%, 7/01/35	8,000,000	8,186,160
		96,578,986
Northern Mariana Islands 0.4%
Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33	25,000,000	20,651,250
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
3/15/28	7,235,000	7,125,318
		27,776,568

Semiannual Report | 123

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Puerto Rico 2.4%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,		
5.50%, 5/15/39	$ 11,500,000	$ 10,160,480
5.625%, 5/15/43	3,500,000	3,090,920
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%,		
7/01/38	4,000,000	4,337,000
7/01/44	5,200,000	5,599,256
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	7,254,310
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	20,500,000	21,443,615
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,377,544
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	45,219,070
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	25,545,985
first sub., Series A, 5.50%, 8/01/42	42,000,000	44,661,120
first sub., Series C, 5.50%, 8/01/40	25,000,000	26,753,000
		195,442,300
U.S. Virgin Islands 0.6%		
Virgin Islands PFAR,		
Matching Fund Loan, sub. lien, Series B, 5.25%, 10/01/29	5,750,000	5,963,900
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	591,225
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,565,565
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,181,128
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,841,800
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,308,118
		50,451,736
Total U.S. Territories		370,249,590
Total Municipal Bonds before Short Term Investments (Cost $7,514,985,257)		7,810,139,524
Short Term Investments 1.7%		
Municipal Bonds 1.7%		
Colorado 0.1%		
[f]Colorado Educational and Cultural Facilities Authority Revenue,		
National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.26%, 7/01/36	1,000,000	1,000,000
YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.25%, 10/01/38	7,100,000	7,100,000
		8,100,000
Florida 0.3%		
[f]Florida State Municipal Power Agency Revenue, All Requirements Power Supply, Refunding, Series C, Daily VRDN and Put, 0.26%, 10/01/35	21,795,000	21,795,000

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Semiannual Report | 125

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin High Yield Tax-Free Income Fund

See Abbreviations on page 191.

†Rounds to less than 0.1% of net assets.

[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2010, the aggregate value of these securities was $11,981,238, representing 0.15% of net assets.

[c]The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

[d]See Note 6 regarding defaulted securities.

Franklin Tax-Free Trust

Financial Highlights

Franklin Insured Tax-Free Income Fund

Class A	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.88	$11.20	$11.48	$12.32	$12.32	$12.41
Income from investment operations[b]:						
Net investment income[c]	0.26	0.52	0.52	0.52	0.53	0.54
Net realized and unrealized gains (losses)	0.31	0.68	(0.29)	(0.84)	0.01	(0.10)
Total from investment operations	0.57	1.20	0.23	(0.32)	0.54	0.44
Less distributions from:						
Net investment income	(0.26)	(0.52)	(0.51)	(0.52)	(0.53)	(0.53)
Net realized gains	—	—	—	(—)[d]	(0.01)	—
Total distributions	(0.26)	(0.52)	(0.51)	(0.52)	(0.54)	(0.53)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.19	$11.88	$11.20	$11.48	$12.32	$12.32
Total return[f]	4.88%	10.93%	2.04%	(2.70)%	4.51%	3.65%
Ratios to average net assets[g]						
Expenses	0.62%	0.63%	0.63%	0.64%	0.63%	0.63%
Net investment income	4.23%	4.46%	4.57%	4.28%	4.33%	4.37%
Supplemental data						
Net assets, end of period (000's)	$2,352,575	$2,134,949	$1,807,929	$1,909,094	$1,821,006	$1,697,516
Portfolio turnover rate	3.23%	5.21%	15.12%	15.60%	6.75%	4.94%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Insured Tax-Free Income Fund

Class B	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.94	$11.26	$11.53	$12.37	$12.37	$12.47
Income from investment operations[b]:						
Net investment income[c]	0.22	0.46	0.46	0.45	0.46	0.47
Net realized and unrealized gains (losses)	0.32	0.68	(0.28)	(0.83)	0.01	(0.10)
Total from investment operations	0.54	1.14	0.18	(0.38)	0.47	0.37
Less distributions from:						
Net investment income	(0.23)	(0.46)	(0.45)	(0.46)	(0.46)	(0.47)
Net realized gains	—	—	—	(—)[d]	(0.01)	—
Total distributions	(0.23)	(0.46)	(0.45)	(0.46)	(0.47)	(0.47)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.25	$11.94	$11.26	$11.53	$12.37	$12.37
Total return[f]	4.57%	10.27%	1.56%	(3.22)%	3.93%	3.07%
Ratios to average net assets[g]						
Expenses	1.17%	1.18%	1.18%	1.19%	1.18%	1.18%
Net investment income	3.68%	3.91%	4.02%	3.73%	3.78%	3.82%
Supplemental data						
Net assets, end of period (000's)	$33,927	$43,086	$56,475	$69,500	$83,644	$94,569
Portfolio turnover rate	3.23%	5.21%	15.12%	15.60%	6.75%	4.94%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Insured Tax-Free Income Fund

Class C	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.01	$11.31	$11.59	$12.43	$12.42	$12.51
Income from investment operations[b]:						
Net investment income[c]	0.22	0.46	0.47	0.46	0.47	0.48
Net realized and unrealized gains (losses)	0.33	0.70	(0.30)	(0.84)	0.01	(0.10)
Total from investment operations	0.55	1.16	0.17	(0.38)	0.48	0.38
Less distributions from:						
Net investment income	(0.23)	(0.46)	(0.45)	(0.46)	(0.46)	(0.47)
Net realized gains	—	—	—	(—)[d]	(0.01)	—
Total distributions	(0.23)	(0.46)	(0.45)	(0.46)	(0.47)	(0.47)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.33	$12.01	$11.31	$11.59	$12.43	$12.42
Total return[f]	4.61%	10.41%	1.46%	(3.21)%	3.99%	3.06%
Ratios to average net assets[g]						
Expenses	1.17%	1.18%	1.18%	1.19%	1.17%	1.18%
Net investment income	3.68%	3.91%	4.02%	3.73%	3.79%	3.82%
Supplemental data						
Net assets, end of period (000's)	$441,576	$339,444	$196,085	$148,054	$141,913	$147,979
Portfolio turnover rate	3.23%	5.21%	15.12%	15.60%	6.75%	4.94%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Insured Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	Year Ended February 28, 2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$11.88	$11.20	$11.86
Income from investment operations[b]:			
Net investment income[c]	0.26	0.53	0.36
Net realized and unrealized gains (losses)	0.31	0.69	(0.67)
Total from investment operations	0.57	1.22	(0.31)
Less distributions from net investment income	(0.27)	(0.54)	(0.35)
Net asset value, end of period	$12.18	$11.88	$11.20
Total return[d]	4.85%	11.04%	(2.58)%
Ratios to average net assets[e]			
Expenses	0.52%	0.53%	0.53%
Net investment income	4.33%	4.56%	4.67%
Supplemental data			
Net assets, end of period (000's)	$12,841	$9,408	$1,417
Portfolio turnover rate	3.23%	5.21%	15.12%

[a]For the period July 1, 2008 (effective date) to February 28, 2009.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.2%		
Alabama 3.3%		
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/21	$ 2,490,000	$ 2,593,036
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%, 6/01/18	5,000,000	5,004,100
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	2,000,000	1,747,600
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,431,300
Helena Utilities Board Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.25%,		
4/01/27	3,260,000	3,547,337
4/01/33	4,890,000	5,321,004
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,		
10/01/24	5,855,000	5,929,534
10/01/25	6,065,000	6,066,092
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,547,430
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	9,150,960
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	10,000,000	10,194,100
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35	3,665,000	3,806,066
Pell City GO, wts.,		
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,084,454
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,211,884
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,792,100
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	5,033,450
University of Alabama University Revenues, General, Birmingham, NATL RE, FGIC Insured, 5.25%, 10/01/27	5,975,000	6,132,441
		93,592,888
Alaska 0.5%		
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,018
Alaska Energy Authority Utilities Revenue, Refunding, AGMC Insured, 5.20%, 7/01/17	3,000,000	3,010,560
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,804,800
		14,820,378
Arizona 3.0%		
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,438,570
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,935,400
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,318,600
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,657,600
Downtown Phoenix Hotel Corp. Revenue,		
Senior Series A, FGIC Insured, 5.00%, 7/01/36	15,000,000	12,971,400
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,351,122

Semiannual Report | 131

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	$ 300,000	$ 371,826
Pima County Sewer Revenue, System, Assured Guaranty, 5.00%,		
7/01/24	10,000,000	11,246,700
7/01/25	7,000,000	7,823,270
Tucson Water Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,761,760
		85,876,248
Arkansas 1.0%		
Arkansas State University Student Fee Revenue, Arkansas State University-Beebe, Series B, AMBAC Insured, 5.00%,		
12/01/30	3,250,000	3,371,030
12/01/35	3,045,000	3,092,472
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	5,230,000	5,431,773
Little Rock School District GO, Series C, AGMC Insured, 5.25%, 2/01/33	7,790,000	7,835,182
Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25	1,000,000	1,013,180
University of Arkansas University Revenues, Various Facility, Fayetteville Campus,		
AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,412,524
NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,170,440
		28,326,601
California 7.7%		
California State GO,		
Refunding, AMBAC Insured, 5.00%, 2/01/33	7,000,000	7,052,430
Refunding, NATL Insured, 5.00%, 2/01/31	20,000,000	20,193,400
Refunding, NATL Insured, 5.00%, 10/01/32	1,910,000	1,923,408
Various Purpose, 6.00%, 4/01/38	30,000,000	33,329,700
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	20,440,611
California State Public Works Board Lease Revenue, Various Capital Projects, Series G-1, 5.25%, 10/01/24	5,000,000	5,568,350
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,552,400
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,000,000	10,666,400
Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20	13,100,000	13,100,000
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	25,097,576
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	34,214,092
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,344,550
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14	165,000	168,490
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	14,908,939
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,646,040
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,817,800

132 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	$ 1,680,000	$ 1,511,059
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	959,334
		219,494,579
Colorado 3.8%		
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%, 8/01/39	25,000,000	26,227,250
Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29	3,000,000	3,021,960
Colorado Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	20,811,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,499,700
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,584,600
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%, 11/15/25	8,000,000	9,153,217
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	13,309,500
University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,		
5.20%, 11/15/17	5,425,000	5,431,401
5.25%, 11/15/22	7,800,000	7,805,382
		106,844,810
Connecticut 0.2%		
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,745,750
District of Columbia 0.7%		
District of Columbia HFA, RMR, Series 1, FGIC Insured, 7.75%, 9/01/16	115,000	115,237
District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,790,000	20,899,032
		21,014,269
Florida 11.8%		
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20	1,000,000	1,026,610
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,		
8/01/32	12,440,000	11,912,420
8/01/37	13,000,000	11,937,900
Broward County HFAR,		
5.65%, 11/01/22	405,000	405,377
5.70%, 11/01/29	225,000	225,122
Broward County School Board COP,		
NATL Insured, 5.00%, 7/01/28	2,000,000	2,050,720
Series A, AGMC Insured, 5.00%, 7/01/22	2,000,000	2,038,000
Series A, AGMC Insured, 5.00%, 7/01/26	2,850,000	2,891,553
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,043,700
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	1,891,360
Celebration CDD, Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	180,000	180,677
Clearwater Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%,		
12/01/28	11,050,000	11,241,496
12/01/32	13,665,000	13,884,187

Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	$ 1,000,000	$ 1,164,680
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,891,077
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,331,990
Escambia County Utilities Authority Utility System Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,781,071
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/22	2,000,000	2,053,980
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,297,800
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,600,960
Florida HFC Revenue,		
Housing, Logan's Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,195,000	1,214,287
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,073,253
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured, 5.00%, 8/01/32	3,570,000	3,597,632
Florida State Board of Education Capital Outlay GO, Public Education,		
Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 6/01/24	5,000,000	5,159,000
Series B, NATL RE, FGIC Insured, 5.00%, 6/01/23	5,395,000	5,702,947
Florida State Board of Education GO,		
Series C, NATL Insured, 5.00%, 6/01/27	4,245,000	4,371,161
Series F, NATL Insured, 5.00%, 6/01/28	2,000,000	2,058,420
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,081,240
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured, 5.00%, 7/01/21	3,000,000	3,163,410
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, NATL RE, FGIC Insured, 5.25%, 10/01/28	2,500,000	2,503,825
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,177,991
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,765,090
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	960,000	963,974
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,081,280
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,021,320
Jacksonville Sales Tax Revenue,		
AMBAC Insured, 5.00%, 10/01/30	5,000,000	5,049,950
Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,549,125
Jacksonville Transportation Revenue, NATL Insured,		
5.00%, 10/01/26	2,000,000	2,018,520
5.25%, 10/01/29	11,000,000	11,107,360
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,126,509
Lee County Airport Revenue,		
Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,607,589
Series B, AGMC Insured, Pre-Refunded, 5.75%, 10/01/33	4,000,000	4,057,240
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,465,694
4/01/37	11,000,000	10,919,590

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	$ 8,935,000	$ 9,319,384
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,713,566
Marion County Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/31	1,500,000	1,536,645
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,030,960
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,591,314
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,527,800
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,563,105
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,075,340
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,656,089
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%,		
5/01/25	5,000,000	5,227,100
5/01/26	17,080,000	17,745,095
5/01/27	10,775,000	11,125,295
Ocala Utility System Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/31	2,000,000	2,084,480
Opa-Locka Capital Improvement Revenue, NATL RE, FGIC Insured, 6.125%, 1/01/24	1,000,000	1,004,070
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,160,160
Orange County School Board COP, Series A, NATL Insured, 5.00%, 8/01/27	10,000,000	10,163,500
Orlando-Orange County Expressway Authority Revenue,		
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/12	225,000	245,801
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,245,600
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, 5.70%, 12/01/17	480,000	480,518
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27	13,000,000	14,207,180
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	3,000,000	3,045,990
Palm Beach County IDR, South Florida Fair Project, NATL Insured, 5.50%, 6/01/31	2,000,000	2,000,960
Palm Beach County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24	2,000,000	2,108,440
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32	2,000,000	2,021,300
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,268,248
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,045,780
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,048,780
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	4,000,000	4,013,120
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,116,820
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,048,000
Polk County School Board COP, Series A, AGMC Insured, 5.00%, 1/01/26	1,000,000	1,020,490
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/30	1,000,000	1,034,210
10/01/34	2,000,000	2,064,620
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,839,222
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,563,140

Semiannual Report | 135

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
St. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	$ 2,240,000	$ 2,286,547
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	310,425
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22	2,000,000	2,286,920
Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29	2,000,000	2,118,100
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,001,380
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/27	1,000,000	1,006,640
10/01/30	1,485,000	1,426,743
Volusia County Educational Facility Authority Revenue, Educational Facilities, Embry-Riddle Aeronautical University Project, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19	3,500,000	3,504,200
		334,570,164
Georgia 4.6%		
Athens Housing Authority Student Housing Lease Revenue, University of Georgia, East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33	6,000,000	6,050,220
Atlanta Water and Wastewater Revenue,		
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,429,900
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	24,477,980
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,789,188
Brunswick Water and Sewer Revenue, Refunding and Improvement, NATL Insured, 6.10%, 10/01/14	1,535,000	1,778,727
Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,986,687
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,072
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/31	3,500,000	3,670,310
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	6,914,851
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	9,809,701
Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32	9,000,000	9,144,720
Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, NATL Insured, 5.50%, 8/01/19	15,000,000	15,150,000
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III, Series A, Assured Guaranty Insured, 5.00%, 6/15/38	9,250,000	9,641,922
[a]Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,646,550
		130,505,828
Hawaii 0.1%		
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%,		
5/01/12	1,000,000	1,085,480
5/01/13	1,000,000	1,130,660
		2,216,140

136 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Illinois 5.1%		
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	$12,575,000	$ 13,986,167
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/28	29,885,000	32,800,879
1/01/29	13,345,000	14,537,376
1/01/30	6,200,000	6,743,864
Chicago O'Hare International Airport Revenue, AGMC Insured, 5.25%, 1/01/35	26,635,000	28,287,435
Illinois Finance Authority Revenue,		
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,063,000
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	8,982,035
Illinois Health Facilities Authority Revenue, Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%, 11/15/28	5,000,000	4,875,450
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,763,500
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27	4,225,000	4,232,225
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	300,000	371,670
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,216,020
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,365,318
		144,224,939
Indiana 0.5%		
Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	3,898,275
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,783,150
		13,681,425
Kansas 0.6%		
Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	20,000,000	18,267,000
Kentucky 1.6%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	8,505,000	9,177,660
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,981,414
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	14,314,003
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,309,500
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue, Series A, NATL Insured, 5.50%, 5/15/34	5,000,000	5,284,100
		44,066,677
Louisiana 1.5%		
Louisiana Local Government Environmental Facilities and CDA Revenue,		
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,057,065
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	5,480,000	5,476,328
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,857,910
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27	10,000,000	10,312,900
		43,704,203

Semiannual Report | 137

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maine 1.2%		
Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured Guaranty, 5.875%, 12/01/39	$23,000,000	$ 25,793,580
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, AGMC Insured, 6.20%, 7/01/25	100,000	100,287
Portland Airport Revenue, General, AGMC Insured,		
5.25%, 1/01/35	3,000,000	3,190,830
5.00%, 1/01/40	6,000,000	6,193,800
		35,278,497
Maryland 1.2%		
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32	10,000,000	8,932,900
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,000,000	11,225,170
Maryland State Health and Higher Educational Facilities Authority Revenue,		
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,412,200
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	200,000	242,726
Western Maryland Health, Series A, NATL Insured, 5.00%, 7/01/34	4,860,000	4,923,374
		34,736,370
Massachusetts 3.0%		
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute, NATL Insured, 5.00%, 9/01/47	25,050,000	26,207,310
Massachusetts State GO, Consolidated Loan, Series D, NATL Insured,		
ETM, 5.00%, 8/01/27	3,535,000	3,832,223
Pre-Refunded, 5.00%, 8/01/27	855,000	926,888
Massachusetts State Health and Educational Facilities Authority Revenue,		
CareGroup Issue, Refunding, Series A, NATL Insured, 5.00%, 7/01/25	3,880,000	3,881,397
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	903,173
Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28	4,415,000	4,419,415
Emmanuel College, NATL Insured, 5.00%, 7/01/37	21,685,000	21,493,521
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,002,100
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,260,043
Massachusetts State Water Resources Authority Revenue, Refunding, Series J, AGMC Insured, 5.00%, 8/01/32	16,250,000	16,656,900
		85,582,970
Michigan 9.2%		
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%, 11/01/33	8,135,000	8,475,206
Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32	8,650,000	8,794,974
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	6,500,000	6,987,630
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	10,871,234
Detroit Sewer Disposal System Revenue,		
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	14,934,300
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,936,839
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31	6,000,000	6,238,620
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,387,560

138 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	$ 5,000,000	$ 5,850,300
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	7,146,093
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	10,185,000	10,574,474
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,229,068
senior lien, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	9,815,000	10,207,109
Grand Rapids Sanitation Sewer System Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/34	18,285,000	18,966,482
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A, AMBAC Insured, 5.25%, 6/01/17	500,000	500,190
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, NATL Insured, 5.00%, 10/01/23	5,095,000	5,319,639
Michigan State Building Authority Revenue, Refunding, Series IA,		
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,090,675
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,237,400
Michigan State Hospital Finance Authority Revenue,		
Hospital, Botsford Obligated Group, Refunding, Series A, NATL Insured, 5.25%, 2/15/22	2,000,000	2,000,400
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	12,867,920
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	10,000,000	10,000,200
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,615,000	1,678,437
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,881,250
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	315,305
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,138,600
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	15,000,000	15,858,150
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Series M, NATL Insured, 5.25%, 11/15/31	4,000,000	3,959,320
		260,447,375
Minnesota 1.1%		
Medford ISD No. 763 GO, Series A, AGMC Insured, 5.125%, 2/01/26	2,475,000	2,522,470
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	15,391,800
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,180
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	175,000	175,186
Sauk Rapids ISD No. 047 GO, Series A, NATL Insured, 5.75%, 2/01/26	11,850,000	12,107,619
		30,377,255
Mississippi 0.4%		
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities, Series A, FGIC Insured, ETM, 8.50%, 2/01/13	200,000	228,428
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	10,806,287
		11,034,715

Semiannual Report | 139

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Missouri 0.8%		
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39	$ 6,000,000	$ 6,289,740
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,018,050
		22,307,790
Nebraska 1.0%		
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,239,675
Lincoln Electric System Revenue, AGMC Insured, 4.75%, 9/01/35	23,500,000	24,377,020
		27,616,695
Nevada 1.1%		
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	312,228
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,		
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,167,250
Assured Guaranty, 5.25%, 7/01/39	20,000,000	20,669,000
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,162,300
		31,310,778
New Hampshire 0.2%		
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,270,420
New Jersey 1.9%		
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	2,250,000	2,258,415
Middlesex County COP, NATL Insured, 5.30%, 6/15/29	3,575,000	3,580,684
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured, 5.00%, 9/01/34	1,500,000	1,524,165
New Jersey EDA Revenue,		
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,563,574
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,455,062
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,148,560
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A, 6.00%, 12/15/38	15,000,000	17,487,600
New Jersey State Turnpike Authority Turnpike Revenue,		
2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16	50,000	57,884
2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	23,566
Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	230,000	271,007
		54,370,517
New York 3.2%		
MTA Revenue,		
Series B, NATL Insured, 5.00%, 11/15/28	20,000,000	20,949,200
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,200,800
MTA Service Contract Revenue, Series B, NATL Insured, 5.00%, 1/01/31	7,000,000	7,258,300

140 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Series A, NATL RE, FGIC Insured, 5.125%, 8/01/33	$14,590,000	$ 15,582,266
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	2,230,000	2,385,543
New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/15/31	5,935,000	6,216,972
New York State Dormitory Authority Revenues,		
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, 5.25%, 8/15/31	5,530,000	5,629,429
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/15/31	3,535,000	3,702,948
Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,015,040
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32	5,000,000	5,265,750
		92,206,248
North Carolina 0.5%		
North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17	5,000,000	5,016,100
Raleigh-Durham Airport Authority Airport Revenue, Series A, NATL RE, FGIC Insured,		
5.00%, 11/01/31	4,000,000	4,067,480
Pre-Refunded, 5.00%, 11/01/25	5,000,000	5,206,350
		14,289,930
North Dakota 1.1%		
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	32,505,817
Ohio 2.7%		
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,182,800
Cleveland Airport System Revenue, Series A, AGMC Insured, 5.00%, 1/01/31	13,780,000	13,816,241
Fairview Park City School District GO, School Improvement, NATL Insured, 5.00%,		
12/01/29	1,460,000	1,530,795
12/01/33	2,000,000	2,066,320
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/31	4,085,000	4,243,580
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28	3,465,000	3,510,461
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29	5,000,000	5,040,900
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	15,388,650
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	13,344,174
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,205,520
Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23	3,860,000	4,168,607
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,149,960
		76,648,008

Semiannual Report | 141

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oklahoma 0.0%†		
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	$ 300,000	$ 338,859
Oregon 0.5%		
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	5,119,026
Oregon Health and Science University Revenue,		
Refunding, Series B, NATL Insured, 5.25%, 7/01/15	460,000	461,523
Series A, NATL Insured, 5.00%, 7/01/32	8,000,000	8,020,320
		13,600,869
Pennsylvania 3.4%		
Allegheny County Hospital Development Authority Revenue, Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30	10,000,000	10,324,700
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,		
5.875%, 11/15/29	1,000,000	1,057,110
6.125%, 11/15/39	3,000,000	3,153,990
6.25%, 11/15/44	2,500,000	2,630,375
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/40	15,000,000	15,917,400
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	630,380
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,159,360
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,528,200
sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,542,600
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,071,320
Philadelphia Water and Wastewater Revenue,		
Series A, FGIC Insured, Pre-Refunded, 5.25%, 11/01/24	2,000,000	2,209,880
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,357,140
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales Tax, AMBAC Insured, 5.25%, 2/01/31	6,000,000	6,004,920
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	55,000	62,174
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	15,704,400
		97,353,949
Rhode Island 1.3%		
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,812,014
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,730,000	5,784,378
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	8,113,838
9/15/35	4,500,000	4,720,770
9/15/40	10,270,000	10,722,907

142 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Rhode Island (continued)		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	$ 100,000	$ 100,437
		37,254,344
South Carolina 1.9%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	248,888
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,735,000	2,116,613
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	18,723,642
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,464,000
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,195,300
Spartanburg Waterworks Revenue, System, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,480,060
		53,228,503
South Dakota 0.3%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	5,000,000	5,034,800
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	2,310,000	2,658,879
		7,693,679
Tennessee 0.4%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,567,745
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	2,780,000	2,802,212
		11,369,957
Texas 5.5%		
Austin Water and Wastewater System Revenue,		
AGMC Insured, Pre-Refunded, 5.125%, 5/15/27	9,800,000	10,133,200
AGMC Insured, Pre-Refunded, 5.25%, 5/15/31	4,930,000	5,101,909
Refunding, AGMC Insured, 5.125%, 5/15/27	1,325,000	1,348,095
Refunding, AGMC Insured, 5.25%, 5/15/31	70,000	71,065
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	8,325,000	9,336,404
Dallas-Fort Worth International Airport Revenue,		
Joint, Series A, NATL RE, FGIC Insured, 6.00%, 11/01/21	2,210,000	2,215,503
Refunding and Improvement, Joint, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/21	12,000,000	12,361,800
Greenville Electric Utility System Revenue, Greenville, AGMC Insured, 5.00%, 2/15/40	5,825,000	6,119,628
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,423,430
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	19,372,270
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,010,340

Semiannual Report | 143

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project, Refunding,		
Series A, NATL Insured, 5.25%, 11/01/29	$ 3,185,000	$ 3,001,257
Series B, NATL Insured, 5.15%, 11/01/29	2,750,000	2,750,275
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,840,400
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,270,100
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	13,678,374
Pflugerville GO, NATL RE, FGIC Insured,		
5.25%, 8/01/27	3,320,000	3,505,223
5.20%, 8/01/32	3,000,000	3,106,890
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,026,219
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,205,208
United ISD, GO, PSF Guarantee, 5.125%, 8/15/26	3,000,000	3,125,610
		155,003,200
Utah 0.0%[†]		
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	30,000	35,381
Virginia 0.4%		
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%, 4/01/35	5,000,000	5,166,650
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,713,159
Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project, NATL Insured,		
5.00%, 10/01/18	1,000,000	1,002,570
5.25%, 10/01/28	1,420,000	1,420,255
		11,302,634
Washington 2.2%		
King County Sewer Revenue, Refunding,		
Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,317,050
Series A, NATL RE, FGIC Insured, 5.00%, 1/01/35	6,420,000	6,645,278
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	4,250,000	5,066,127
Washington State GO, Various Purpose, Series C, AGMC Insured, Pre-Refunded, 5.25%, 1/01/26	6,000,000	6,097,980
Washington State Health Care Facilities Authority Revenue,		
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,652,610
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,330,560
Series B, NATL Insured, 5.00%, 2/15/27	6,105,000	6,057,563
Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28	13,000,000	13,097,630
		63,264,798

144 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
West Virginia 0.5%		
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	$ 7,445,000	$ 7,685,399
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,134,550
		12,819,949
Wisconsin 2.2%		
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,950,400
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	22,886,800
Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Medical Group Incorporate Project, AGMC Insured, 5.75%, 11/15/25	34,730,000	34,787,652
		61,624,852
U.S. Territories 2.0%		
Puerto Rico 1.1%		
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,		
Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,348,700
Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	21,153,800
		31,502,500
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	24,478,900
Total U.S. Territories		55,981,400
Total Municipal Bonds before Short Term Investments (Cost $2,600,416,446)		2,702,807,658
Short Term Investments 3.8%		
Municipal Bonds 3.8%		
California 0.0%[†]		
[b]California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.23%, 12/01/36	1,000,000	1,000,000
Colorado 0.2%		
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,		
Series A-10, Daily VRDN and Put, 0.25%, 9/01/37	4,100,000	4,100,000
Series A-4, Daily VRDN and Put, 0.26%, 2/01/34	2,500,000	2,500,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.26%, 4/01/16	200,000	200,000
		6,800,000
Florida 0.4%		
[b]Broward County Educational Facilities Authority Revenue,		
Educational Facilities, Nova Southeastern University, Refunding, Series C, Daily VRDN and Put, 0.25%, 4/01/24	4,735,000	4,735,000
Nova Southeastern University, Series A, Daily VRDN and Put, 0.25%, 4/01/38	2,300,000	2,300,000

Semiannual Report | 145

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)		
Municipal Bonds (continued)		
North Carolina 0.2%		
[b]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.26%, 7/01/34	$ 4,800,000	$ 4,800,000
Ohio 0.1%		
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily VRDN and Put, 0.24%, 10/01/31	3,700,000	3,700,000
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-1, Daily VRDN and Put, 0.25%, 1/01/39	400,000	400,000
		4,100,000
Oregon 0.9%		
[b]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN and Put, 0.26%, 8/15/37	26,200,000	26,200,000
Pennsylvania 0.1%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.25%, 5/15/35	3,800,000	3,800,000
Total Short Term Investments (Cost $108,855,000)		108,855,000
Total Investments (Cost $2,709,271,446) 99.0%		2,811,662,658
Other Assets, less Liabilities 1.0%		29,257,242
Net Assets 100.0%		$2,840,919,900

See Abbreviations on page 191.

[†]Rounds to less than 0.1% of net assets.

Franklin Tax-Free Trust

Financial Highlights

Franklin Massachusetts Tax-Free Income Fund

Class A	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.60	$10.94	$11.20	$11.96	$11.92	$11.98
Income from investment operations[b]:						
Net investment income[c]	0.24	0.49	0.49	0.49	0.49	0.50
Net realized and unrealized gains (losses)	0.35	0.66	(0.27)	(0.76)	0.04	(0.06)
Total from investment operations	0.59	1.15	0.22	(0.27)	0.53	0.44
Less distributions from:						
Net investment income	(0.24)	(0.49)	(0.48)	(0.49)	(0.49)	(0.50)
Net realized gains	—	—	—	(—)[d]	—	—
Total distributions	(0.24)	(0.49)	(0.48)	(0.49)	(0.49)	(0.50)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$11.95	$11.60	$10.94	$11.20	$11.96	$11.92
Total return[f]	5.19%	10.66%	2.00%	(2.34)%	4.59%	3.71%
Ratios to average net assets[g]						
Expenses	0.66%	0.67%	0.66%	0.66%	0.66%	0.67%
Net investment income	4.01%	4.27%	4.38%	4.16%	4.16%	4.21%
Supplemental data						
Net assets, end of period (000's)	$519,043	$494,372	$445,680	$450,957	$467,299	$450,425
Portfolio turnover rate	12.48%	6.61%	7.45%	22.03%	14.41%	17.65%

[a] For the year ended February 29.
[b] The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c] Based on average daily shares outstanding.
[d] Amount rounds to less than $0.01 per share.
[e] Effective September 1, 2008, the redemption fee was eliminated.
[f] Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g] Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Massachusetts Tax-Free Income Fund

Class C	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.70	$11.03	$11.29	$12.05	$12.00	$12.06
Income from investment operations[b]:						
Net investment income[c]	0.21	0.43	0.43	0.43	0.43	0.44
Net realized and unrealized gains (losses)	0.36	0.66	(0.27)	(0.76)	0.05	(0.07)
Total from investment operations	0.57	1.09	0.16	(0.33)	0.48	0.37
Less distributions from:						
Net investment income	(0.21)	(0.42)	(0.42)	(0.43)	(0.43)	(0.43)
Net realized gains	—	—	—	(—)[d]	—	—
Total distributions	(0.21)	(0.42)	(0.42)	(0.43)	(0.43)	(0.43)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.06	$11.70	$11.03	$11.29	$12.05	$12.00
Total return[f]	4.93%	10.06%	1.42%	(2.86)%	4.07%	3.13%
Ratios to average net assets[g]						
Expenses	1.21%	1.22%	1.20%	1.22%	1.20%	1.22%
Net investment income	3.46%	3.72%	3.84%	3.60%	3.62%	3.66%
Supplemental data						
Net assets, end of period (000's)	$94,470	$83,397	$68,027	$61,157	$59,247	$57,063
Portfolio turnover rate	12.48%	6.61%	7.45%	22.03%	14.41%	17.65%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Massachusetts Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2010 (unaudited)	Period Ended February 28, 2010[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$11.60	$11.08
Income from investment operations[b]:		
Net investment income[c]	0.24	0.33
Net realized and unrealized gains (losses)	0.35	0.52
Total from investment operations	0.59	0.85
Less distributions from net investment income	(0.25)	(0.33)
Net asset value, end of period	$11.94	$11.60
Total return[d]	5.16%	7.69%
Ratios to average net assets[e]		
Expenses	0.56%	0.57%
Net investment income	4.11%	4.37%
Supplemental data		
Net assets, end of period (000's)	$4,600	$4,012
Portfolio turnover rate	12.48%	6.61%

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%		
Massachusetts 97.4%		
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$ 1,465,000	$ 1,623,733
Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured, 5.00%, 5/01/27	3,970,000	4,076,753
Boston GO, Series A, NATL Insured, Pre-Refunded, 5.00%,		
2/01/21	3,000,000	3,197,070
2/01/22	2,940,000	3,133,129
Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16	1,750,000	1,751,995
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,751,892
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26	9,805,000	9,891,186
Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21	1,000,000	1,019,460
Lowell GO, State Qualified, AMBAC Insured, 5.00%,		
2/01/21	1,330,000	1,393,375
2/01/22	1,405,000	1,467,537
Martha's Vineyard Land Bank Revenue, AMBAC Insured,		
4.875%, 5/01/22	2,000,000	2,080,060
5.00%, 5/01/32	2,000,000	2,049,400
5.00%, 5/01/34	7,000,000	7,149,660
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,359,140
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior bond,		
Refunding, Series A, 5.25%, 7/01/29	10,000,000	12,429,300
Refunding, Series A, 5.25%, 7/01/33	10,000,000	12,147,600
Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,426,100
Massachusetts Educational Financing Authority Education Loan Revenue,		
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,288,540
Series I, 6.00%, 1/01/28	12,000,000	13,015,320
Massachusetts State College Building Authority Project Revenue,		
Refunding, Series A, XLCA Insured, 5.00%, 5/01/43	2,000,000	2,050,920
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,252,200
Series 1, NATL Insured, ETM, 5.375%, 5/01/23	5,000,000	5,041,200
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,776,900
Series B, 5.00%, 5/01/40	4,625,000	5,023,259
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35	27,000,000	29,192,670
Massachusetts State Development Finance Agency Revenue,		
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,733,668
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39	24,305,000	25,140,120
Brandeis University, Series K, NATL RE, FGIC Insured, 4.75%, 10/01/28	2,000,000	2,067,560
Brandeis University, Series N, 5.00%, 10/01/39	5,000,000	5,264,450
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,253,200
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37	5,060,000	5,240,085
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured, 5.125%, 2/01/34	22,400,000	22,536,640

Semiannual Report | 151

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Massachusetts (continued)		
Massachusetts State Development Finance Agency Revenue, (continued)		
NATL Insured, 5.20%, 7/01/32	$ 2,250,000	$ 2,110,320
Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42	4,000,000	4,306,960
Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41	2,090,000	2,349,453
Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,414,810
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,388,368
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,798,695
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,579,109
Massachusetts State GO,		
Consolidated Loan, Refunding, Series D, Assured Guaranty, 5.50%, 11/01/19	8,620,000	10,943,607
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,905,850
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,748,200
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	6,205,000	6,820,722
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27	3,430,000	3,718,394
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	965,000	1,046,137
NATL Insured, Pre-Refunded, 5.00%, 8/01/22	4,100,000	4,444,728
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	3,440,000	3,781,351
Massachusetts State Health and Educational Facilities Authority Revenue,		
Boston College, Series N, NATL Insured, 5.125%, 6/01/33	5,000,000	5,222,600
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	1,000,160
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,386,370
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,260,754
Children's Hospital, Series M, 5.25%, 12/01/39	7,000,000	7,474,880
Clark Art Institute, 5.00%, 7/01/30	3,500,000	3,911,635
Clark Art Institute, 5.00%, 7/01/40	10,000,000	10,805,500
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	9,911,700
Harvard University, Series FF, 5.125%, 7/15/37	1,650,000	1,705,836
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,139,140
New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%, 5/15/22	390,000	420,155
Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,553,169
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,585,965
Tufts University, Series I, 5.25%, 2/15/30	2,950,000	2,976,579
University of Massachusetts, Series C, NATL RE, FGIC Insured, 5.125%, 10/01/34	3,000,000	3,073,170
University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/31	3,500,000	3,678,080
University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%, 10/01/29	4,000,000	4,057,480
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31	1,500,000	1,651,365
Wheelock College, Series B, NATL Insured, Pre-Refunded, 5.625%, 10/01/30	1,770,000	1,863,226
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	596,384
Massachusetts State HFA Housing Revenue,		
Rental, Mortgage, Series A, AMBAC Insured, 5.95%, 7/01/30	2,000,000	2,005,200
Series C, 5.125%, 12/01/39	1,700,000	1,756,372
Series C, 5.35%, 12/01/49	4,500,000	4,710,690
Series D, 5.05%, 6/01/40	5,000,000	5,174,700

152 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Massachusetts (continued)		
Massachusetts State Industrial Finance Agency Revenue, Trustees of Deerfield Academy, 5.25%, 10/01/27	$ 2,800,000	$ 2,806,160
Massachusetts State Port Authority Revenue,		
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,751,886
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	8,084,099
Series A, AMBAC Insured, 5.00%, 7/01/35	14,915,000	15,516,671
US Airways Project, NATL Insured, 6.00%, 9/01/21	4,700,000	4,236,909
US Airways Project, Series A, NATL Insured, 5.875%, 9/01/23	4,500,000	3,933,315
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC Insured,		
4.75%, 8/15/32	15,000,000	15,862,950
4.50%, 8/15/35	8,700,000	8,876,784
Massachusetts State Special Obligation Dedicated Tax Revenue,		
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,730,950
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	19,377,807
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	8,400,000	10,083,864
Massachusetts State Water Pollution Abatement Trust Revenue, Pool Program Bonds,		
Series 6, 5.50%, 8/01/30	2,620,000	2,650,130
Series 7, 5.125%, 2/01/31	4,300,000	4,398,986
Series 7, Pre-Refunded, 5.125%, 2/01/31	1,700,000	1,771,213
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,835
Massachusetts State Water Resources Authority Revenue,		
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/31	5,000,000	6,113,050
Refunding, Series J, AGMC Insured, 5.00%, 8/01/32	9,000,000	9,225,360
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,428,784
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,823,707
New Bedford GO, Municipal Purpose Loan, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/21	3,685,000	3,837,080
Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%, 10/01/18	2,000,000	2,026,180
Salisbury GO, NATL Insured, Pre-Refunded, 5.30%, 3/15/27	2,795,000	3,035,090
Shrewsbury GO, Municipal Purpose Loan, Pre-Refunded, 5.00%, 8/15/20	2,075,000	2,188,959
Springfield GO,		
Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21	5,000,000	5,265,400
State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,091,680
Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/21	2,775,000	2,956,735
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%,		
11/01/23	2,155,000	2,475,621
11/01/28	5,035,000	5,784,107
11/01/29	3,000,000	3,557,460
Whitman Hanson Regional School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,960,000	2,015,370
Winthrop GO, AMBAC Insured, 5.00%, 11/01/20	1,230,000	1,274,575
Worcester GO, Assured Guaranty, 5.00%, 11/01/37	5,130,000	5,485,971
		602,019,624

Semiannual Report | 153

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories 0.7%		
Puerto Rico 0.7%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.00%, 7/01/28	$ 4,000,000	$ 4,280,240
Total Municipal Bonds before Short Term Investments (Cost $577,234,844)		606,299,864
Short Term Investments 0.9%		
Municipal Bonds 0.9%		
Massachusetts 0.9%		
[a]Massachusetts State Health and Educational Facilities Authority Revenue,		
Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.25%, 12/01/37	600,000	600,000
Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.26%, 12/01/37	500,000	500,000
Stonehill College, Series K, Daily VRDN and Put, 0.24%, 7/01/37	3,300,000	3,300,000
Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.23%, 8/15/40	700,000	700,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.20%, 7/01/39	300,000	300,000
		5,400,000
U.S. Territories 0.0%[†]		
Puerto Rico 0.0%[†]		
[a]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.19%, 7/01/32	100,000	100,000
Total Short Term Investments (Cost $5,500,000)		5,500,000
Total Investments (Cost $582,734,844) 99.0%		611,799,864
Other Assets, less Liabilities 1.0%		6,313,215
Net Assets 100.0%		$618,113,079

See Abbreviations on page 191.

[†]Rounds to less than 0.1% of net assets.

Franklin Tax-Free Trust

Financial Highlights

Franklin New Jersey Tax-Free Income Fund

Class A	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.99	$11.29	$11.45	$12.22	$12.15	$12.18
Income from investment operations[b]:						
Net investment income[c]	0.26	0.52	0.51	0.50	0.51	0.52
Net realized and unrealized gains (losses)	0.37	0.69	(0.18)	(0.77)	0.08	(0.02)
Total from investment operations	0.63	1.21	0.33	(0.27)	0.59	0.50
Less distributions from net investment income	(0.26)	(0.51)	(0.49)	(0.50)	(0.52)	(0.53)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.36	$11.99	$11.29	$11.45	$12.22	$12.15
Total return[f]	5.35%	10.87%	2.94%	(2.29)%	4.96%	4.17%
Ratios to average net assets[g]						
Expenses	0.62%	0.63%	0.63%	0.64%	0.64%	0.65%
Net investment income	4.18%	4.42%	4.41%	4.17%	4.23%	4.28%
Supplemental data						
Net assets, end of period (000's)	$1,329,858	$1,230,689	$1,100,142	$1,081,204	$1,006,797	$892,122
Portfolio turnover rate	4.76%	9.93%	10.97%	10.99%	3.65%	8.11%

[a]For the year ended February 29.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin New Jersey Tax-Free Income Fund

Class B	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.07	$11.36	$11.52	$12.28	$12.22	$12.24
Income from investment operations[b]:						
Net investment income[c]	0.22	0.46	0.44	0.44	0.45	0.46
Net realized and unrealized gains (losses)	0.38	0.69	(0.17)	(0.76)	0.06	(0.02)
Total from investment operations	0.60	1.15	0.27	(0.32)	0.51	0.44
Less distributions from net investment income	(0.23)	(0.44)	(0.43)	(0.44)	(0.45)	(0.46)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.44	$12.07	$11.36	$11.52	$12.28	$12.22
Total return[f]	5.03%	10.30%	2.36%	(2.73)%	4.28%	3.66%
Ratios to average net assets[g]						
Expenses	1.17%	1.18%	1.18%	1.19%	1.19%	1.20%
Net investment income	3.63%	3.87%	3.86%	3.62%	3.68%	3.73%
Supplemental data						
Net assets, end of period (000's)	$26,115	$34,899	$47,329	$60,396	$72,203	$78,327
Portfolio turnover rate	4.76%	9.93%	10.97%	10.99%	3.65%	8.11%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin New Jersey Tax-Free Income Fund

Class C	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009	2008[a]	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.11	$11.39	$11.55	$12.31	$12.24	$12.27
Income from investment operations[b]:						
Net investment income[c]	0.22	0.46	0.45	0.44	0.45	0.46
Net realized and unrealized gains (losses)	0.38	0.70	(0.18)	(0.76)	0.07	(0.03)
Total from investment operations	0.60	1.16	0.27	(0.32)	0.52	0.43
Less distributions from net investment income	(0.23)	(0.44)	(0.43)	(0.44)	(0.45)	(0.46)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.48	$12.11	$11.39	$11.55	$12.31	$12.24
Total return[f]	5.00%	10.35%	2.35%	(2.73)%	4.35%	3.57%
Ratios to average net assets[g]						
Expenses	1.17%	1.18%	1.18%	1.19%	1.19%	1.20%
Net investment income	3.63%	3.87%	3.86%	3.62%	3.68%	3.73%
Supplemental data						
Net assets, end of period (000's)	$329,854	$292,947	$207,945	$166,918	$158,706	$139,401
Portfolio turnover rate	4.76%	9.93%	10.97%	10.99%	3.65%	8.11%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin New Jersey Tax-Free Income Fund

Advisor Class	Six Months Ended August 31, 2010 (unaudited)	Year Ended February 28, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$11.99	$11.29	$11.78
Income from investment operations[b]:			
Net investment income[c]	0.26	0.53	0.35
Net realized and unrealized gains (losses)	0.38	0.69	(0.51)
Total from investment operations	0.64	1.22	(0.16)
Less distributions from net investment income	(0.27)	(0.52)	(0.33)
Redemption fees[d]	—	—	—[e]
Net asset value, end of period	$12.36	$11.99	$11.29
Total return[f]	5.40%	10.98%	(1.29)%
Ratios to average net assets[g]			
Expenses	0.52%	0.53%	0.53%
Net investment income	4.28%	4.52%	4.51%
Supplemental data			
Net assets, end of period (000's)	$18,391	$13,791	$770
Portfolio turnover rate	4.76%	9.93%	10.97%

[a]For the period July 1, 2008 (effective date) to February 28, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.6%		
Delaware 0.6%		
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$10,000,000	$ 10,307,200
New Jersey 67.1%		
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16	9,500,000	11,357,060
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32	3,400,000	3,646,602
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,175,110
Berhards Township School District GO, NATL Insured,		
5.00%, 7/15/30	1,680,000	1,791,031
Pre-Refunded, 5.00%, 7/15/30	8,358,000	9,885,341
Berkeley Township Board of Education GO, AGMC Insured, Pre-Refunded, 4.75%, 8/01/22	1,975,000	2,055,639
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,910,056
Cumberland County Improvement Authority Solid Waste System Revenue, Series A, 5.00%, 1/01/30	3,150,000	3,255,966
Egg Harbor Township School District GO,		
FGIC Insured, Pre-Refunded, 5.125%, 7/15/24	4,870,000	5,125,724
NATL Insured, Pre-Refunded, 5.00%, 4/01/29	3,195,000	3,776,426
NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,577,853
Freehold Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/30	1,500,000	1,532,295
Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,		
8/01/26	1,155,000	1,216,862
8/01/27	1,215,000	1,280,075
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19	1,150,000	1,162,754
Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23	4,315,000	4,375,237
Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%, 5/01/27	3,600,000	3,786,660
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32	3,895,000	4,242,668
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,175,640
Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project, Series A, 6.125%, 1/01/29	6,510,000	5,166,857
Middlesex County COP, NATL Insured,		
5.00%, 8/01/31	3,250,000	3,293,810
zero cpn., 6/15/24	1,000,000	539,330
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33	3,000,000	3,351,660
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,		
5.25%, 7/01/21	750,000	759,968
5.35%, 7/01/34	1,575,000	1,583,363
Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured, Pre-Refunded, 5.00%, 2/01/26	1,000,000	1,019,670
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,		
8/01/30	1,815,000	1,959,964
8/01/33	2,630,000	2,808,630

Semiannual Report | 159

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	$ 7,875,000	$ 9,177,604
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,003,700
New Jersey EDA Revenue,		
Cigarette Tax, 5.50%, 6/15/24	5,000,000	4,942,500
Cigarette Tax, 5.75%, 6/15/34	5,000,000	4,904,250
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	16,000,000	16,657,120
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,186,350
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,911,500
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,096,500
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,843,154
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,803,500
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	10,191,867
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	16,500,000	16,812,675
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	7,280,000	7,864,220
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	10,500,000	11,105,010
School Facilities Construction, Series O, 5.125%, 3/01/28	5,000,000	5,350,200
School Facilities Construction, Series U, AGMC Insured, 5.00%, 9/01/32	2,000,000	2,129,760
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,271,450
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,377,520
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,361,590
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,622,775
New Jersey EDA Water Facilities Revenue,		
American Water Co., Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,446,000
Hackensack Water Co. Project, Refunding, Series A, NATL Insured, 5.80%, 3/01/24	1,000,000	1,003,390
New Jersey American Water Co., Refunding, Series B, 5.00%, 10/01/39	8,750,000	9,119,162
New Jersey Health Care Facilities Financing Authority Revenue,		
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25	2,170,000	2,380,360
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25	2,830,000	2,911,730
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,395,520
Atlanticare Regional Medical Center, 5.00%, 7/01/25	4,605,000	4,852,196
Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	19,952,693
Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29	5,725,000	5,728,091
Englewood Hospital, NATL Insured, 5.00%, 8/01/31	9,275,000	9,470,795
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,311,700
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,276,250
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	4,579,800
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	2,008,340
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	4,465,000	4,494,067
Meridian Health System Obligated Group Issue, AGMC Insured, 5.25%, 7/01/29	20,000,000	20,014,800
Meridian Health System Obligated Group Issue, Refunding, AGMC Insured, 5.375%, 7/01/24	6,500,000	6,508,645
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,990,000	10,376,014

160 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey Health Care Facilities Financing Authority Revenue, (continued)		
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	$13,975,000	$ 14,514,994
Robert Wood Johnson University Hospital, 5.75%, 7/01/25	5,000,000	5,004,600
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	10,179,070
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	10,095,900
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	27,321,040
South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21	10,000,000	10,992,100
South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32	18,600,000	20,487,714
Southern Ocean County Hospital, AGMC Insured, 5.00%, 7/01/27	2,000,000	2,000,920
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	12,000,000	10,668,480
St. Mary's Hospital, ETM, 5.875%, 7/01/12	1,045,000	1,115,036
St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26	3,355,000	3,549,154
St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27	3,345,000	3,503,453
St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30	1,500,000	1,501,545
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,873,100
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A,		
5.75%, 10/01/31	10,000,000	11,247,900
5.25%, 10/01/38	15,000,000	15,630,450
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,094,850
New Jersey State Educational Facilities Authority Revenue,		
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,558,057
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,588,830
Kean University, Refunding, Series A, 5.50%, 9/01/36	6,500,000	7,137,780
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,295,336
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	11,201,800
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	9,695,000	10,040,045
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	15,000,000	15,598,050
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,630,600
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,115,500
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,420,400
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,541,400
Princeton University, Series B, 5.00%, 7/01/34	4,000,000	4,452,080
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,163,770
Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/25	1,000,000	1,037,460
Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	1,500,000	1,556,190
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	8,040,917
Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%, 7/01/34	2,000,000	2,315,200
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,370,580
Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,014,370
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,343,450
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,484,661
Rowan University, Refunding, Series C, NATL RE, FGIC Insured, 5.00%, 7/01/31	1,505,000	1,539,299
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,921,514
Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31	495,000	519,324
Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	1,000,000	1,082,340

Semiannual Report | 161

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	$5,000,000	$5,841,650
Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26	1,870,000	1,893,674
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,809,945
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	590,844
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	865,407
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	511,499
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	710,959
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,764,440
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,327,578
Refunding, Series 1A, 5.00%, 12/01/26	2,000,000	2,077,880
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,233,850
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,276,800
Series 2, 5.00%, 12/01/26	4,125,000	4,275,356
Series 2, 5.00%, 12/01/27	3,000,000	3,104,370
Series 2, 5.00%, 12/01/28	2,955,000	3,055,381
Series 2, 5.00%, 12/01/30	1,500,000	1,547,235
Series 2, 5.00%, 12/01/36	1,000,000	1,023,280
Series A, 5.625%, 6/01/30	14,500,000	15,559,080
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,820,800
New Jersey State Housing and Mortgage Finance Agency MFHR,
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,001,900
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	971,242
Series D, AGMC Insured, 5.50%, 5/01/22	700,000	710,409
Series E1, AGMC Insured, 5.70%, 5/01/20	2,595,000	2,598,815
Series E1, AGMC Insured, 5.75%, 5/01/25	1,165,000	1,166,526
Series I, 5.75%, 11/01/38	3,365,000	3,520,699
New Jersey State Housing and Mortgage Finance Agency Revenue,
Home Buyer, Series CC, NATL Insured, 5.875%, 10/01/31	850,000	850,757
Series AA, 6.50%, 10/01/38	7,285,000	7,576,181
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	1,914,800
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn.,
12/15/33	10,000,000	2,898,600
Transportation System, Series A, 6.00%, 12/15/38	25,000,000	29,146,000
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,851,400
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,567,600
Transportation System, Series A, zero cpn., 12/15/32	10,000,000	3,070,200
Transportation System, Series B, AMBAC Insured, Refunding, 5.25%, 12/15/23	15,000,000	17,594,100
Transportation System, Series B, NATL Insured, Pre-Refunded, 5.00%, 12/15/21	10,000,000	10,613,500
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15%
thereafter, 1/01/35	7,500,000	6,277,575
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,353,650
Series A, AMBAC Insured, 5.00%, 1/01/30	13,500,000	14,069,700
Series E, 5.25%, 1/01/40	21,920,000	23,714,152
Series H, 5.00%, 1/01/36	14,000,000	14,900,900

162 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured,
Pre-Refunded,
5.00%, 1/01/26	$3,245,000	$3,715,850
5.50%, 1/01/27	3,240,000	3,763,454
5.50%, 1/01/28	2,000,000	2,323,120
5.00%, 1/01/34	25,000,000	28,627,500
5.00%, 1/01/37	3,965,000	4,540,321
North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, NATL Insured, 5.00%,
8/01/22	1,000,000	1,020,810
8/01/31	1,000,000	1,009,990
Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
4/01/21	2,155,000	2,214,564
4/01/22	2,142,000	2,201,205
Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
Project, Series A, AGMC Insured, 5.00%, 4/15/35	1,375,000	1,447,779
Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured,
5.75%, 12/01/22	8,925,000	9,012,643
Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34	1,000,000	1,040,620
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	35,000,000	37,778,300
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,210,650
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%,
11/01/29	12,000,000	12,158,520
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation,
Series B, AGMC Insured, zero cpn.,
12/01/35	2,815,000	762,752
12/01/36	2,810,000	719,332
12/01/37	2,815,000	682,328
12/01/38	2,810,000	644,811
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37	13,000,000	14,271,400
Union County Utilities Authority Solid Waste Revenue, Ogden Martin, Refunding, Series A,
AMBAC Insured, 5.35%, 6/01/23	2,160,000	2,160,346
University of Medicine and Dentistry COP,
AMBAC Insured, 5.00%, 4/15/32	2,000,000	2,004,260
NATL Insured, 5.00%, 6/15/36	15,500,000	15,317,255
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,741,990
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
12/01/24	2,500,000	2,550,300
12/01/31	28,395,000	28,446,679
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,583,815
Woodbridge Township GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/15/24	1,220,000	1,270,020
		1,143,883,656
New York 7.6%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,503,661
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,777,400
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,335,050
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,455,900
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,933,600

	Semiannual Report | 163

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Port Authority of New York and New Jersey Revenue, Consolidated, (continued)
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	$40,000,000	$43,386,000
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,014,100
One Hundred Twenty-Fifth Series, AGMC Insured, 5.00%, 4/15/32	23,950,000	24,793,040
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
International Air Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	8,001,760
		129,200,511
Pennsylvania 1.2%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%,
7/01/35	5,000,000	5,216,900
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	14,701,820
		19,918,720
U.S. Territories 21.1%
Puerto Rico 20.8%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	4,100,000	4,414,798
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	12,000,000	12,489,600
Refunding, AGMC Insured, 5.125%, 7/01/30	8,350,000	8,412,374
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	7,000,000	7,398,790
Series A, 5.00%, 7/01/29	10,000,000	10,145,300
Series B, 5.00%, 7/01/35	1,825,000	1,844,163
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,844,131
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,655,100
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	10,520,400
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,436,200
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
5.00%, 7/01/46	6,450,000	6,454,709
Series B, 5.00%, 7/01/37	8,000,000	8,067,840
Puerto Rico Electric Power Authority Power Revenue,
Series II, Pre-Refunded, 5.25%, 7/01/31	13,000,000	14,296,230
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	35,672,700
Series TT, 5.00%, 7/01/32	22,000,000	22,457,600
Series TT, 5.00%, 7/01/37	17,925,000	18,151,213
Series WW, 5.50%, 7/01/38	16,620,000	17,705,286
Series XX, 5.25%, 7/01/40	17,000,000	17,782,510
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL
Insured, 5.00%, 7/01/33	1,000,000	1,000,150
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	6,830,000	6,920,088
Refunding, Series N, 5.00%, 7/01/32	20,000,000	20,159,600
Series D, Pre-Refunded, 5.375%, 7/01/33	18,170,000	19,772,594
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, NATL
Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,207,050

164 | Semiannual Report

See Abbreviations on page 191.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 165

166 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 167

168 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2010 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 169

170 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 171

172 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 173

174 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 175

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Funds file U.S. income tax returns as well as tax returns in certain other jurisdictions. The Funds recognize in their financial statements the effects including penalties and interest, if any, of a tax position taken on tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of August 31, 2010, and for all open tax years, the Funds have determined that no provision for income tax is required in the Funds’ financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

Semiannual Report | 177

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

178 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

Semiannual Report | 179

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin High Yield Tax-Free Income Fund	
	Shares	Amount
Class C Shares:		
Six Months ended August 31, 2010		
Shares sold	15,021,190	$ 153,748,943
Shares issued in reinvestment of distributions	1,552,024	15,922,690
Shares redeemed	(7,305,469)	(74,801,343)
Net increase (decrease)	9,267,745	$ 94,870,290
Year ended February 28, 2010		
Shares sold	33,253,253	$ 320,639,435
Shares issued in reinvestment of distributions	2,892,508	27,866,718
Shares redeemed	(11,950,765)	(115,657,941)
Net increase (decrease)	24,194,996	$ 232,848,212
Advisor Class Shares:		
Six Months ended August 31, 2010		
Shares sold	33,121,214	$ 334,664,330
Shares issued in reinvestment of distributions	1,368,073	13,893,985
Shares redeemed	(8,542,789)	(86,567,604)
Net increase (decrease)	25,946,498	$ 261,990,711
Year ended February 28, 2010		
Shares sold	59,264,698	$ 561,412,571
Shares issued in reinvestment of distributions	1,348,347	13,040,176
Shares redeemed	(18,016,271)	(175,555,148)
Net increase (decrease)	42,596,774	$ 398,897,599

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2010				
Shares sold	23,043,285	$ 275,634,035	2,819,118	$ 32,951,064
Shares issued in reinvestment of distributions	2,666,184	31,905,424	547,931	6,405,862
Shares redeemed	(12,338,634)	(147,510,761)	(2,541,397)	(29,709,936)
Net increase (decrease)	13,370,835	$ 160,028,698	825,652	$ 9,646,990
Year ended February 28, 2010				
Shares sold	37,711,031	$ 439,557,977	5,589,847	$ 63,681,155
Shares issued in reinvestment of distributions	4,815,932	56,252,801	1,050,740	11,958,727
Shares redeemed	(24,242,807)	(281,796,380)	(4,772,512)	(54,197,109)
Net increase (decrease)	18,284,156	$ 214,014,398	1,868,075	$ 21,442,773

Semiannual Report | 181

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class B Shares:				
Six Months ended August 31, 2010				
Shares sold	33,868	$ 408,293		
Shares issued in reinvestment of distributions	40,792	490,380		
Shares redeemed	(912,678)	(10,973,323)		
Net increase (decrease)	(838,018)	$ (10,074,650)		
Year ended February 28, 2010				
Shares sold	232,330	$ 2,716,768		
Shares issued in reinvestment of distributions	111,107	1,301,241		
Shares redeemed	(1,752,344)	(20,576,307)		
Net increase (decrease)	(1,408,907)	$ (16,558,298)		
Class C Shares:				
Six Months ended August 31, 2010				
Shares sold	9,273,450	$ 112,223,443	969,571	$ 11,423,406
Shares issued in reinvestment of distributions	405,844	4,913,468	97,651	1,152,315
Shares redeemed	(2,109,771)	(25,539,521)	(358,206)	(4,220,748)
Net increase (decrease)	7,569,523	$ 91,597,390	709,016	$ 8,354,973
Year ended February 28, 2010				
Shares sold	13,766,749	$ 162,844,477	1,820,204	$ 20,948,250
Shares issued in reinvestment of distributions	573,630	6,784,479	173,740	1,994,839
Shares redeemed	(3,416,036)	(40,291,295)	(1,034,991)	(11,823,881)
Net increase (decrease)	10,924,343	$ 129,337,661	958,953	$ 11,119,208
Advisor Class Shares:				
Six Months ended August 31, 2010				
Shares sold	399,774	$ 4,797,208	128,572	$ 1,502,162
Shares issued in reinvestment of distributions	6,558	78,523	111	1,294
Shares redeemed	(144,176)	(1,733,812)	(89,498)	(1,044,353)
Net increase (decrease)	262,156	$ 3,141,919	39,185	$ 459,103
Year ended February 28, 2010[a]				
Shares sold	1,327,740	$ 15,276,985	392,659	$ 4,478,842
Shares issued in reinvestment of distributions	6,463	75,797	21	243
Shares redeemed	(668,642)	(7,902,631)	(46,738)	(542,286)
Net increase (decrease)	665,561	$ 7,450,151	345,942	$ 3,936,799

aFor the period July 1, 2009 (effective date) to February 28, 2010 for the Franklin Massachusetts Tax-Free Income Fund.

182 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin New Jersey Tax-Free Income Fund	
	Shares	**Amount**
Class A Shares:		
Six Months ended August 31, 2010		
Shares sold	11,005,799	$ 133,134,952
Shares issued in reinvestment of distributions	1,503,201	18,216,387
Shares redeemed	(7,549,480)	(91,307,082)
Net increase (decrease)	4,959,520	$ 60,044,257
Year ended February 28, 2010		
Shares sold	20,715,015	$ 243,577,335
Shares issued in reinvestment of distributions	2,843,942	33,483,508
Shares redeemed	(18,345,754)	(215,074,211)
Net increase (decrease)	5,213,203	$ 61,986,632
Class B Shares:		
Six Months ended August 31, 2010		
Shares sold	6,173	$ 75,130
Shares issued in reinvestment of distributions	35,328	430,500
Shares redeemed	(834,211)	(10,174,333)
Net increase (decrease)	(792,710)	$ (9,668,703)
Year ended February 28, 2010		
Shares sold	27,392	$ 321,314
Shares issued in reinvestment of distributions	97,157	1,148,484
Shares redeemed	(1,398,263)	(16,519,753)
Net increase (decrease)	(1,273,714)	$ (15,049,955)
Class C Shares:		
Six Months ended August 31, 2010		
Shares sold	3,702,069	$ 45,259,642
Shares issued in reinvestment of distributions	327,921	4,011,990
Shares redeemed	(1,802,608)	(21,994,697)
Net increase (decrease)	2,227,382	$ 27,276,935
Year ended February 28, 2010		
Shares sold	8,406,224	$ 99,993,322
Shares issued in reinvestment of distributions	540,339	6,429,957
Shares redeemed	(2,996,420)	(35,449,626)
Net increase (decrease)	5,950,143	$ 70,973,653
Advisor Class Shares:		
Six Months ended August 31, 2010		
Shares sold	528,038	$ 6,404,317
Shares issued in reinvestment of distributions	1,939	23,508
Shares redeemed	(192,198)	(2,326,555)
Net increase (decrease)	337,779	$ 4,101,270
Year ended February 28, 2010		
Shares sold	1,243,557	$ 14,507,876
Shares issued in reinvestment of distributions	2,466	29,025
Shares redeemed	(164,268)	(1,958,126)
Net increase (decrease)	1,081,755	$ 12,578,775

Semiannual Report | 183

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Annualized Fee Rate	Net Assets
0.500%	Up to and including $100 million
0.450%	Over $100 million, up to and including $250 million
0.425%	Over $250 million, up to and including $500 million
0.400%	In excess of $500 million

b. Administrative Fees

FT Services provides administrative services to the Funds. The Franklin Federal Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of its respective average daily net assets. Under an agreement with Advisers, the administrative fee for the Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, are paid by Advisers based on each fund's average daily net assets, and is not an additional expense of the funds.

184 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

e. Transfer Agent Fees

For the period ended August 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

For the Franklin Federal Limited-Term Tax-Free Income Fund, Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees) do not exceed 0.35% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2011.

186 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2010, the capital loss carryforwards were as follows:

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At February 28, 2010, deferred losses were as follows:

Semiannual Report | 187

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of non-deductible expenses and bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures and bond discounts.

188 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2010, were as follows:

6. CREDIT RISK AND DEFAULTED SECURITIES

At August 31, 2010, the Franklin High Yield Tax-Free Income Fund had 23.41% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin High Yield Tax-Free Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2010, the aggregate value of these securities represents less than 0.05% of the fund’s net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

The Franklin Double Tax-Free Income Fund, the Franklin Massachusetts Tax-Free Income Fund and the Franklin New Jersey Tax-Free Income Fund invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Semiannual Report | 189

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended August 31, 2010, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securi- ties, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2010, all of the Funds’ investments in securities carried at fair value were in Level 2 inputs.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

190 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Abbreviations

Selected Portfolio

1915 Act	- Improvement Bond Act of 1915	ID
ABAG	- The Association of Bay Area Governments	IDA
ACA	- American Capital Access Holdings Inc.	IDAR
ACES	- Adjustable Convertible Exempt Security	IDB
AD	- Assessment District	IDBR
AGMC	- Assured Guaranty Municipal Corp.	IDR
AMBAC	- American Municipal Bond Assurance Corp.	ISD
BAN	-BondAnticipation Note	MAC
BHAC	- Berkshire Hathaway Assurance Corp.	MBS
CDA	- Community Development Authority/Agency	MFHR
CDD	- Community Development District	MFMR
CDR	- Community Development Revenue	MFR
CFD	- Community Facilities District	MTA
CIFG	- CDC IXIS Financial Guaranty	NATL
COP	- Certificate of Participation	NATL RE
CRDA	- Community Redevelopment Authority/Agency	PBA
EDA	- Economic Development Authority	PCC
EDC	- Economic Development Corp.	PCFA
EDR	- Economic Development Revenue	PCR
ETM	- Escrow to Maturity	PFA
FGIC	-FinancialGuaranty Insurance Co.	PFAR
FHA	- Federal Housing Authority/Agency	PSF
FICO	-FinancingCorp.	PUD
FNMA	- Federal National Mortgage Association	RDA
GARB	-GeneralAirport Revenue Bonds	RMR
GNMA	- Government National Mortgage Association	SF
GO	-GeneralObligation	SFMR
HDA	-HousingDevelopment Authority/Agency	SFR
HDC	-HousingDevelopment Corp.	TRAN
HFA	-HousingFinance Authority/Agency	UHSD
HFAR	-HousingFinance Authority Revenue	USD
HFC	-HousingFinance Corp.	XLCA
HMR	- Home Mortgage Revenue

  Improvement District
  IndustrialDevelopment Authority/Agency
  IndustrialDevelopment Authority Revenue
  IndustrialDevelopment Bond/Board
  IndustrialDevelopment Board Revenue
  IndustrialDevelopment Revenue
  IndependentSchool District
  MunicipalAssistance Corp.
  Mortgage-Backed Security
  Multi-FamilyHousing Revenue
  Multi-FamilyMortgage Revenue
  Multi-FamilyRevenue
  Metropolitan Transit Authority
  National Public Financial Guarantee Corp.
  National Public Financial Guarantee Corp. Reinsured
  PublicBuilding Authority
  Pollution Control Corp.
  Pollution Control Financing Authority
  Pollution Control Revenue
  PublicFinancing Authority
  PublicFinancing Authority Revenue
  Permanent School Fund
  PublicUtility District
  Redevelopment Agency/Authority
  Residential Mortgage Revenue
  SingleFamily
  SingleFamily Mortgage Revenue
  SingleFamily Revenue
  Tax and Revenue Anticipation Note
  Unified/UnionHigh School District
  Unified/UnionSchool District
  XL Capital Assurance

Semiannual Report | 191

Franklin Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

192 | Semiannual Report

Sign up for electronic delivery
on franklintempleton. com

Semiannual Report and Shareholder Letter

FRANKLIN TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

TF1 S 10/10

FRANKLIN TAX-FREE TRUST

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

	Contents
Shareholder Letter	1	Semiannual Report		Franklin Georgia		Franklin North Carolina
		Municipal Bond		Tax-Free Income Fund	23	Tax-Free Income Fund	60
		Market Overview	4	Franklin Kentucky		Franklin Virginia
		Investment Strategy and		Tax-Free Income Fund	30	Tax-Free Income Fund	68
		Manager’s Discussion	6	Franklin Louisiana		Financial Highlights and
		Franklin Alabama		Tax-Free Income Fund	37	Statements of Investments	76
		Tax-Free Income Fund	7	Franklin Maryland		Financial Statements	144
		Franklin Florida		Tax-Free Income Fund	44	Notes to Financial Statements	155
		Tax-Free Income Fund	15	Franklin Missouri		Shareholder Information	170
				Tax-Free Income Fund	52

Shareholder Letter

Dear Shareholder:

U.S. economic activity expanded through the six months ended August 31, 2010; however, growth weakened toward period-end. Earlier in the year many observers considered the U.S. recession over, yet most economists warned that growth would be sluggish as consumers and the financial system continued to climb out of debt. Europe’s fragile economic situation rattled many investors and economists in 2010’s first quarter and contributed to global equity market volatility. Growth toward the end of the period seemed hindered by weakness in the employment market and consumer spending, the expiration of a housing tax credit, and a wider trade gap. Growth in 2010’s second quarter was revised to an annualized 1.7% from 2.4%, following a 3.7% advance in the first quarter.

The federal funds target rate remained unchanged over the period at a historically low range of 0% to 0.25%. At the Federal Reserve Board (Fed) meeting in August, Chairman Bernanke announced a shift in the Fed’s quantitative easing strategy in regard to its balance sheet. The Fed decided to reinvest proceeds from maturing or called bonds in the Treasury market. This decision reflected the Fed’s concern that faster-than-anticipated mortgage prepayments would lead to more aggressive tightening than it had projected. As a result, the Fed intends to maintain the level of its balance sheet, which is a reversal from previous meetings that had signaled a reduction in the balance sheet. Globally, overall inflation remained tame during the six months under review.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Not part of the semiannual report | 1

Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2010, the municipal bond market posted strong results with a +5.42% total return as measured by the Barclays Capital (BC) Municipal Bond Index.1 Coupon payments generated +2.39% of the total return, and +3.03% came from bond price appreciation. This was unusually strong performance for municipal bonds when compared with the 10-year average return of +2.97% for the same six-month period (February 28–August 31).1 Fixed income investments generally reported robust performance during the six-month period under review, and the Treasury bond market returned +6.60% according to the BC U.S. Treasury Bond Index.2

Despite municipal bonds’ strength, many tax-free bonds retained their pre-tax yield advantage over Treasuries. As of period-end, the 4.58% yield of the BC Municipal Bond Index: Long Component exceeded the 3.25% yield of the BC U.S. Treasury Index: Long Component.3 Investors continued to purchase municipal bond mutual fund shares even though budgetary pressures at state and local levels and concerns regarding some issuers’ abilities to repay debt were well publicized. Many municipal bonds were re-rated during the period due to a changing economic landscape and reconciliation between corporate and municipal rating scales. Moody’s Investors Service and Fitch recalibrated ratings for many state and local government issuers to bring them in line with corporate and sovereign ratings. In some cases, these changes resulted in as much as a three-notch rating increase. These positive rating actions coupled with a long-term default rate for investment-grade municipal bonds of less than 1% helped remind investors of the asset class’s historical underlying credit strength.4 Investor interest also increased for lower investment-grade and speculative-grade issues during the reporting period, which contributed to the BC Baa Municipal Bond Index’s +7.02% return and the BC Municipal Bond

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch.

2. Source: © 2010 Morningstar. The BC U.S. Treasury Index is the U.S. Treasury component of the U.S. Government Index and covers public obligations of the U.S. Treasury with a remaining maturity of one year or more.

3. Source: © 2010 Morningstar. The BC Municipal Bond Index: Long Component is the long (22+ years) component of the BC Municipal Bond Index. The BC U.S. Treasury Index: Long Component is the long component of the BC U.S. Treasury Index and covers public obligations of the U.S. Treasury with remaining maturity of 10 years or more.

4. Source: Moody’s Investors Service, “Special Comment: U.S. Municipal Bond Defaults and Recoveries, 1970-2009,” February 2010.

4 | Semiannual Report

High Yield Index’s +8.14% return, compared with the BC Aaa Municipal Bond Index’s +4.16% total return.5

The American Recovery and Reinvestment Act of February 2009 allowed municipalities to issue taxable bonds and receive a 35% federal government subsidy for all coupon payments distributed to investors for the life of the bonds. This subsidy enabled municipalities to borrow significantly below their after-tax cost in the traditional tax-exempt municipal bond market. In May 2010, the House of Representatives modified and approved certain provisions of the Act. If these modifications become law, municipalities would continue to receive a subsidy for their taxable borrowing at 32% starting in 2011 and 30% in 2012. Municipal bond new-issue supply rose 3.9% in the first half of 2010 compared with the first half of 2009.6 Notably, issuance of taxable municipals surged 157.8% while tax-free issuance fell 19.8% for the same period.6 This comparative shortage of tax-free supply, at a time when many observers believed taxes are likely to rise in the future, supported the municipal bond market’s performance. We continued to believe these new, subsidized, taxable municipal bonds, known as Build America Bonds, may suppress future supply of tax-exempt municipal bonds as long as the government permits their use.

Given the various ratings changes, the relatively steep yield curve, and the reduced tax-exempt supply during the reporting period, we looked for opportunities to keep the portfolio fully invested in longer term bonds.

The foregoing information reflects our analysis and opinions as of August 31, 2010, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

5. Source: © 2010 Morningstar. The BC Baa Municipal Bond Index is the Baa credit quality component of the BC Municipal Bond Index. The BC Municipal Bond High Yield Index consists of bonds that must be nonrated or rated Ba1 or below. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. The BC Aaa Municipal Bond Index is the Aaa credit quality component of the BC Municipal Bond Index.

6. Source: Thomson Reuters.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, each Fund’s portfolio becomes progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a positive sloping municipal yield curve favored the use of longer term bonds. Consequently, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin Alabama Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Alabama Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Alabama personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin Alabama Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	—	0.3%
AA or Aa	5.7%	0.6%
A	3.5%	5.3%
BBB or Baa	0.7%	5.9%
Below Investment Grade	0.3%	0.5%
Total	10.2%	12.6%

We are pleased to bring you Franklin Alabama Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 78.

Semiannual Report | 7

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Alabama Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C
March	3.90 cents	3.36 cents
April	3.90 cents	3.36 cents
May	3.90 cents	3.36 cents
June	3.98 cents	3.47 cents
July	3.98 cents	3.47 cents
August	3.98 cents	3.47 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.17 on February 28, 2010, to $11.45 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 24.18 cents per share for the same period.2 The Performance Summary beginning on page 11 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.99% based on an annualization of the current 3.98 cent per share dividend and the maximum offering price of $11.96 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Alabama personal income tax bracket of 38.25% would need to earn a distribution rate of 6.46% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

State Update

During the reporting period, Alabama’s manufacturing-reliant economy showed signs of modest recovery despite the impact of the Gulf oil spill. The national recession hit the state’s automobile manufacturers hard and, consequently, the local unemployment rate was consistently higher than the nation’s

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

throughout the reporting period. However, Alabama’s unemployment rate gradually improved partly due to the construction of a ThyssenKrupp steel plant in Calvert and the consolidation of several functions from other military bases to Huntsville’s Redstone Arsenal facility. By period-end, the state’s unemployment rate was 9.2%, which was slightly lower than the national 9.6% rate.3 On April 20, 2010, a drilling rig leased by energy company BP exploded and sank in the Gulf of Mexico, causing an oil spill that threatened the state’s coastal fishing and tourism industries. The financial difficulties caused by the spill, however, so far have been manageable due to direct payments from BP to the state and spending by cleanup workers.

Governor Bob Riley signed Alabama’s $1.6 billion general fund budget for fiscal year 2011 on April 22, 2010.4 This budget anticipated that recurring revenues would recover as the economy improved. In addition, the state would address a $111 million budget gap and provide for general fund appropriations through the use of $78 million of unrealized gains of the Alabama Trust Fund’s investments and $33 million of expenditure reductions.4 Alabama’s net tax-supported debt was 2.4% of personal income and $796 per capita, compared with the national medians of 2.5% and $936.5

Independent credit rating agency Standard & Poor’s assigned Alabama’s general obligation debt a rating of AA with a stable outlook.6 This rating and outlook reflected the state’s large and diversifying economic base and its ability to make necessary budgetary adjustments. The Gulf oil spill did not affect Alabama’s credit rating, and does not appear to have had a material effect on the state’s overall economy.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aa1 Rating to State of Alabama’s $190 Million of General Obligation Bonds in Series 2010-C and 2010-D,” 5/6/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate Standard & Poor’s rating of the Fund.

Portfolio Breakdown

Franklin Alabama Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Utilities	23.7%
Hospital & Health Care	14.6%
Prerefunded	12.2%
General Obligation	11.0%
Higher Education	10.8%
Subject to Government Appropriations	9.2%
Tax-Supported	8.2%
Transportation	3.9%
Other Revenue	2.3%
Corporate-Backed	2.1%
Housing	2.0%

*Does not include short-term investments and other net assets.

Semiannual Report | 9

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Alabama Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRALX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.28	$11.45	$11.17
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2418
Class C (Symbol: FALEX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.28	$11.56	$11.28
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2096

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.73%		+	8.65%	+	21.85%	+	62.95%
Average Annual Total Return[2]	+	0.24%		+	4.01%	+	3.13%	+	4.55%
Avg. Ann. Total Return (9/30/10)[3]				+	0.35%	+	3.33%	+	4.67%
Distribution Rate[4]			3.99%
Taxable Equivalent Distribution Rate[5]			6.46%
30-Day Standardized Yield[6]			3.14%
Taxable Equivalent Yield[5]			5.09%
Total Annual Operating Expenses[7]			0.71%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.39%		+	8.06%	+	18.55%	+	54.35%
Average Annual Total Return[2]	+	3.39%		+	7.06%	+	3.46%	+	4.44%
Avg. Ann. Total Return (9/30/10)[3]				+	3.22%	+	3.65%	+	4.55%
Distribution Rate[4]			3.58%
Taxable Equivalent Distribution Rate[5]			5.80%
30-Day Standardized Yield[6]			2.72%
Taxable Equivalent Yield[5]			4.40%
Total Annual Operating Expenses[7]			1.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Alabama personal income tax rate of 38.25%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

Franklin Alabama Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,047.30	$3.61
Hypothetical (5% return before expenses)	$1,000	$1,021.68	$3.57
Class C
Actual	$1,000	$1,043.90	$6.44
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.70% and C: 1.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Florida Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Florida Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes and Florida income taxes, if any, as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin Florida Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Fitch	Internal
AAA or Aaa	0.3%	—	8.2%
AA or Aa	5.9%	1.0%	—
A	6.9%	0.7%	1.7%
BBB or Baa	2.7%	1.2%	1.5%
Total	15.8%	2.9%	11.4%

We are pleased to bring you Franklin Florida Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 84.

Semiannual Report | 15

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Florida Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C
March	4.47 cents	3.94 cents	3.92 cents
April	4.47 cents	3.94 cents	3.92 cents
May	4.47 cents	3.94 cents	3.92 cents
June	4.38 cents	3.87 cents	3.86 cents
July	4.38 cents	3.87 cents	3.86 cents
August	4.38 cents	3.87 cents	3.86 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.45 on February 28, 2010, to $11.69 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 27.12 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.30% based on an annualization of the current 4.38 cent per share dividend and the maximum offering price of $12.21 on August 31, 2010. An investor in the 2010 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.62% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B and C shares’ performance, please see the Performance Summary. During the period under review, renewed interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

State Update

Florida’s real estate-reliant economy showed signs of growth during the reporting period. The state’s high unemployment levels, largely caused by an ailing housing market and weak population growth, declined from 12.2% at the beginning of the period to 11.7% at period-end.3 This improvement was mainly due to temporary census employment and some gains from private

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

16 | Semiannual Report

employers. On April 20, 2010, a drilling rig leased by energy company BP exploded and sank in the Gulf of Mexico, causing an oil spill that threatened the tourism industry in the northern panhandle section of the state. This area, however, is not as large a contributor to Florida’s tourism industry as the south coast. BP also provided the state with mitigation payments to assist with recovery efforts and tourism promotion.

On June 30, 2010, Florida’s fiscal year 2010 ended with general revenue collections of $21.5 billion, $229 million over projections.4 The state’s $70.3 billion budget for fiscal year 2011 relied on stimulus funds, gambling revenue and a significant amount from reserves and trust fund sweeps.4 Florida’s net tax-supported debt was 2.9% of personal income and $1,123 per capita, compared with the national medians of 2.5% and $936.5

Independent credit rating agency Standard & Poor’s (S&P) assigned Florida’s general obligation bonds its highest rating of AAA with a negative outlook.6 The rating reflected the state’s swift response to declining revenues and strong reserve and income levels. The negative outlook reflected Florida’s continued economic and financial pressure. The Gulf oil spill did not affect Florida’s credit rating, as S&P felt it was too early to determine the spill’s long-term effects.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Standard & Poor’s, “Summary: Florida; General Obligation,” RatingsDirect, 8/19/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Florida Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Utilities	19.0%
Prerefunded	16.0%
Transportation	13.6%
Hospital & Health Care	11.1%
Subject to Government Appropriations	11.0%
Tax-Supported	9.3%
General Obligation	7.4%
Other Revenue	6.5%
Housing	4.0%
Higher Education	2.1%

*Does not include short-term investments and other net assets.

Semiannual Report | 17

Performance Summary as of 8/31/10

Franklin Florida Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRFLX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.24	$11.69	$11.45
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2712
Class B (Symbol: FRFBX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.24	$11.79	$11.55
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2393
Class C (Symbol: FRFIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.24	$11.87	$11.63
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2384

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.52%		+	8.63%	+	22.40%	+	66.63%
Average Annual Total Return[2]	+	0.07%		+	4.02%	+	3.22%	+	4.78%
Avg. Ann. Total Return (9/30/10)[3]				+	0.77%	+	3.40%	+	4.85%
Distribution Rate[4]			4.30%
Taxable Equivalent Distribution Rate[5]			6.62%
30-Day Standardized Yield[6]			3.42%
Taxable Equivalent Yield[5]			5.26%
Total Annual Operating Expenses[7]			0.62%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.20%		+	8.06%	+	19.14%	+	59.91%
Average Annual Total Return[2]	+	0.20%		+	4.06%	+	3.22%	+	4.81%
Avg. Ann. Total Return (9/30/10)[3]				+	0.67%	+	3.38%	+	4.87%
Distribution Rate[4]			3.93%
Taxable Equivalent Distribution Rate[5]			6.05%
30-Day Standardized Yield[6]			3.03%
Taxable Equivalent Yield[5]			4.66%
Total Annual Operating Expenses[7]			1.17%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.16%		+	8.00%	+	19.08%	+	57.86%
Average Annual Total Return[2]	+	3.16%		+	7.00%	+	3.55%	+	4.67%
Avg. Ann. Total Return (9/30/10)[3]				+	3.71%	+	3.72%	+	4.74%
Distribution Rate[4]			3.88%
Taxable Equivalent Distribution Rate[5]			5.97%
30-Day Standardized Yield[6]			3.04%
Taxable Equivalent Yield[5]			4.68%
Total Annual Operating Expenses[7]			1.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the 2010 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Florida Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,045.20	$3.20
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class B
Actual	$1,000	$1,042.00	$6.02
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Class C
Actual	$1,000	$1,041.60	$6.02
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; and C: 1.17%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Georgia Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Georgia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Georgia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Georgia Tax-Free Income Fund
8/31/10
% of Total
Ratings	Long-Term Investments**
AAA	26.3%
AA	28.3%
A	27.0%
BBB	2.4%
Below Investment Grade	0.8%
Not Rated by S&P	15.2%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	—	1.7%
AA or Aa	3.2%	0.9%
A	5.1%	0.9%
BBB or Baa	2.5%	0.9%
Total	10.8%	4.4%

We are pleased to bring you Franklin Georgia Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.92 on February 28, 2010, to $12.31 on August 31, 2010. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 93.

Semiannual Report | 23

Dividend Distributions*
Franklin Georgia Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C
March	4.12 cents	3.54 cents
April	4.12 cents	3.54 cents
May	4.12 cents	3.54 cents
June	4.12 cents	3.58 cents
July	4.12 cents	3.58 cents
August	4.12 cents	3.58 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 25.15 cents per share for the same period.2 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.84% based on an annualization of the current 4.12 cent per share dividend and the maximum offering price of $12.86 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Georgia personal income tax bracket of 38.90% would need to earn a distribution rate of 6.28% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

State Update

Georgia’s ailing economy made modest gains during the reporting period. The state’s unemployment rate slightly improved from 10.5% in February to 10.0% by period-end, which was slightly above the national rate of 9.6%.3 Most sectors continued to shed jobs, however, and construction and financial activities were hard hit. The education and health services sector and leisure and hospitality sector made small gains. Near period-end, Georgia had the ninth-highest foreclosure rate in the nation, largely due to tighter underwriting standards and the expiration of the federal government’s tax credit for first-time home buyers.4

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

4. Source: Atlanta Business Chronicle, “Georgia Ninth for July Foreclosure Rate,” 8/12/10.

24 | Semiannual Report

The national recession continued to impact Georgia’s finances during the reporting period. In May 2010, Governor Sonny Perdue was forced to cut the budget for fiscal year 2010 by $1.5 billion to reflect erosion of state tax revenues.5 Lawmakers reported that Georgia’s tax revenue fell 9.1% by June 30, the end of fiscal year 2010.6 In June 2010, Perdue signed a $17.9 billion state budget for fiscal year 2011 that further cut spending across government agencies and also authorized new sources of revenue, including a 1.45% tax on hospitals’ net revenue and the sale of a large portion of a state loan fund that supported local municipal projects.7 Georgia’s net tax-supported debt was 3.3% of personal income and $1,120 per capita, compared with the national medians of 2.5% and $936.8

Independent credit rating agency Standard & Poor’s (S&P) assigned Georgia’s general obligation debt its highest rating of AAA with a stable outlook.9 The rating and outlook reflected S&P’s assessment that the state was well positioned to recover in the medium term and that it would continue to closely monitor revenue and expenditure trends and take necessary action to ensure long-term structural balance.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

5. Source: Atlanta Business Chronicle, “Perdue Signs Amended 2010 Budget,” 5/6/10.

6. Source: Atlanta Business Chronicle, “GA Tax Revenue Down 9.1% in Fiscal ’10,” 7/12/10. 7. Source: Atlanta Business Chronicle, “Perdue Signs ’11 Budget,” 6/8/10.

8. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

9. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Georgia Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Utilities	29.6%**
Hospital & Health Care	15.8%
Subject to Government Appropriations	14.3%
General Obligation	11.8%
Higher Education	8.6%
Prerefunded	6.7%
Tax-Supported	5.5%
Transportation	4.1%
Housing	2.4%
Other Revenue	0.9%
Corporate-Backed	0.3%

*Does not include short-term investments and other net assets.

**The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

Semiannual Report | 25

Performance Summary as of 8/31/10

Franklin Georgia Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTGAX)		Change	8/31/10	2/28/10
Net Asset Value (NAV)		$0.39	$12.31	$11.92
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2515
Class C (Symbol: FGAIX)		Change	8/31/10	2/28/10
Net Asset Value (NAV)		$0.40	$12.45	$12.05
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2174

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.45%		+	9.85%	+	23.82%	+	66.74%
Average Annual Total Return[2]	+	0.96%		+	5.17%	+	3.47%	+	4.79%
Avg. Ann. Total Return (9/30/10)[3]				+	1.26%	+	3.68%	+	4.90%
Distribution Rate[4]			3.84%
Taxable Equivalent Distribution Rate[5]			6.28%
30-Day Standardized Yield[6]			3.27%
Taxable Equivalent Yield[5]			5.35%
Total Annual Operating Expenses[7]			0.68%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.18%		+	9.31%	+	20.49%	+	58.04%
Average Annual Total Return[2]	+	4.18%		+	8.31%	+	3.80%	+	4.68%
Avg. Ann. Total Return (9/30/10)[3]				+	4.20%	+	4.01%	+	4.79%
Distribution Rate[4]			3.43%
Taxable Equivalent Distribution Rate[5]			5.61%
30-Day Standardized Yield[6]			2.88%
Taxable Equivalent Yield[5]			4.71%
Total Annual Operating Expenses[7]			1.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

26 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Georgia personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 27

Your Fund’s Expenses

Franklin Georgia Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

28 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,054.50	$3.47
Hypothetical (5% return before expenses)	$1,000	$1,021.83	$3.41
Class C
Actual	$1,000	$1,051.80	$6.31
Hypothetical (5% return before expenses)	$1,000	$1,019.06	$6.21

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67% and C: 1.22%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 29

Franklin Kentucky Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Kentucky Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Kentucky personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin Kentucky Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Fitch	Internal
AAA or Aaa	—	—	0.5%
AA or Aa	14.7%	—	3.2%
A	2.2%	0.8%	0.6%
BBB or Baa	4.0%	—	—
Total	20.9%	0.8%	4.3%

We are pleased to bring you Franklin Kentucky Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 99.

30 | Semiannual Report

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.15 on February 28, 2010, to $11.43 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 23.14 cents per share for the same period.2 The Performance Summary beginning on page 33 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.77%. An investor in the 2010 maximum combined effective federal and Kentucky personal income tax bracket of 38.90% would need to earn a distribution rate of 6.17% from a taxable investment to match the Fund’s Class A tax-free distribution rate. During the period under review, renewed interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

Commonwealth Update

Kentucky’s economy showed some signs of stabilization during the reporting period. The commonwealth has historically lagged the nation in total employment, population and personal income growth. The local unemployment rate improved from 10.9% at the beginning of the reporting period to 10.0% by period-end, which was slightly higher than the national 9.6% rate.3 Ford and Toyota are major employers in the commonwealth, and consequently, recent weakness in automobile sales hurt Kentucky’s job figures. The professional and business services; mining and logging; and trade, transportation and utilities sectors, however, expanded during the reporting period.

In June 2010, Kentucky’s legislature issued a $17 billion budget revision for the 2011-2012 biennial budget to address a projected $1.5 billion shortfall.4 The enacted revision relied on federal stimulus funds, fund transfers, debt restructuring and spending cuts. The spending cuts included furloughs for most state workers. Kentucky’s net tax-supported debt was 5.4% of personal income and $1,685 per capita, compared with the national medians of 2.5% and $936.5

Independent credit rating agency Standard & Poor’s (S&P) assigned the commonwealth’s general obligation debt a rating of AA- with a stable outlook.6 The rating reflected S&P’s assessment of Kentucky’s economic base, good fiscal

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aa2 Rating and Negative Outlook to the Kentucky Asset/Liability Commission’s $468 Million Notes,” 8/13/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate S&P’s rating of the Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

Franklin Kentucky Tax-Free Income Fund Class A

Month March April May June July August	Dividend per Share 3.80 cents 3.80 cents 3.80 cents 3.75 cents 3.75 cents 3.75 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Semiannual Report | 31

Portfolio Breakdown

Franklin Kentucky Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Utilities	29.2%**
Subject to Government Appropriations	19.9%
Hospital & Health Care	9.7%
Prerefunded	9.1%
General Obligation	8.5%
Transportation	8.5%
Higher Education	6.4%
Housing	3.3%
Tax-Supported	2.7%
Other Revenue	2.7%

*Does not include short-term investments and other net assets.

**The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

management practices and adequate financial position. The outlook reflected the recession’s effects on the commonwealth’s budget and reserve levels.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

32 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Kentucky Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRKYX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.28	$11.43	$11.15
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2314

Performance

Cumulative total return excludes the sales charge. Average annual total returns include the maximum sales charge.

Class A: 4.25% maximum initial sales charge.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.64%		+	9.05%	+	22.44%	+	63.99%
Average Annual Total Return[2]	+	0.24%		+	4.46%	+	3.23%	+	4.61%
Avg. Ann. Total Return (9/30/10)[3]				+	0.91%	+	3.36%	+	4.71%
Distribution Rate[4]			3.77%
Taxable Equivalent Distribution Rate[5]			6.17%
30-Day Standardized Yield[6]			3.09%
Taxable Equivalent Yield[5]			5.06%
Total Annual Operating Expenses[7]			0.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 33

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the 3.75 cent per share current monthly dividend and the maximum offering price of $11.94 per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Kentucky personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

34 | Semiannual Report

Your Fund’s Expenses

Franklin Kentucky Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 35

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,046.40	$3.82
Hypothetical (5% return before expenses)	$1,000	$1,021.48	$3.77

*Expenses are calculated using the most recent six-month annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

36 | Semiannual Report

Franklin Louisiana Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Louisiana Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Louisiana personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Louisiana Tax-Free Income Fund
8/31/10
% of Total
Ratings	Long-Term Investments**
AAA	19.7%
AA	10.6%
A	35.6%
BBB	13.4%
Below Investment Grade	0.8%
Not Rated by S&P	19.9%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	3.0%	1.3%
A	5.9%	3.0%
BBB or Baa	3.5%	2.8%
Below Investment Grade	—	0.4%
Total	12.4%	7.5%

We are pleased to bring you Franklin Louisiana Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.28 on February 28, 2010, to $11.64 on August 31, 2010. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 105.

Semiannual Report | 37

Dividend Distributions*
Franklin Louisiana Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C
March	3.98 cents	3.43 cents
April	3.98 cents	3.43 cents
May	3.98 cents	3.43 cents
June	3.98 cents	3.47 cents
July	3.98 cents	3.47 cents
August	3.98 cents	3.47 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 24.41 cents per share for the same period.2 The Performance Summary beginning on page 40 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.93% based on an annualization of the current 3.98 cent per share dividend and the maximum offering price of $12.16 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Louisiana personal income tax bracket of 38.90% would need to earn a distribution rate of 6.43% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

State Update

On April 20, 2010, a drilling rig leased by energy company BP exploded and sank offshore in the Gulf of Mexico. The resulting oil spill threatened Louisiana’s oil extraction, fishing and tourism industries. The financial difficulties caused by the spill, however, so far have been relatively modest. The fishing and tourism industries account for less than 5% of gross state product.3 BP promised to pay for cleanup, commercial losses and personal injury and also provided $360 million for the construction of a barrier island to stop the flow of oil.3 Short-term employment for the cleanup effort somewhat offset job

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Standard & Poor’s, “Louisiana’s ‘AA-’ Rating is Unaffected by Gulf Oil Spill,” 5/17/10.

38 | Semiannual Report

losses in other industries. By period-end, Louisiana’s unemployment rate reached 7.6%, which was lower than the 9.6% national rate.4

Louisiana balanced its fiscal year 2010 budget by transferring $86.2 million from its rainy day fund and using $699 million in stimulus funds to offset reductions from its general fund.5 Near period-end, Governor Bobby Jindal signed the state’s $26 billion budget for fiscal year 2011.6 This budget was balanced using one-time revenues and federal stimulus funds and spending reductions of nearly 17%.5 Louisiana’s net tax-supported debt was 3.6% of personal income and $1,271 per capita, compared with the national medians of 2.5% and $936.7

Independent credit rating agency Standard & Poor’s (S&P) assigned the state’s general obligation bonds a rating of AA- with a stable outlook.8 The rating and outlook reflected S&P’s assessment of Louisiana’s economic activity and employment levels as well as its strong financial management and good revenue and budget performance. The Gulf oil spill did not affect Louisiana’s credit rating, and did not have an immediate effect on the state’s overall economy.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Bureau of Labor Statistics.

5. Source: Standard & Poor’s, “Summary: Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana Community and Technical College System; Appropriations,” RatingsDirect, 8/5/10. 6. Source: The Times-Picayune, “Legislature Sends Budget Bills to Gov. Bobby Jindal,” 6/21/10.

7. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

8. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Louisiana Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Tax-Supported	18.6%
Utilities	17.7%
General Obligation	10.6%
Subject to Government Appropriations	10.4%
Hospital & Health Care	9.8%
Higher Education	8.4%
Transportation	8.4%
Other Revenue	7.6%
Housing	3.6%
Prerefunded	2.9%
Corporate-Backed	2.0%

*Does not include short-term investments and other net assets.

Semiannual Report | 39

Performance Summary as of 8/31/10

Franklin Louisiana Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKLAX)		Change	8/31/10	2/28/10
Net Asset Value (NAV)		$0.36	$11.64	$11.28
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2441
Class C (Symbol: FLAIX)		Change	8/31/10	2/28/10
Net Asset Value (NAV)		$0.37	$11.78	$11.41
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2116

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.42%	+	10.61%	+	23.19%	+	66.75%
Average Annual Total Return[2]	+	0.95%	+	5.88%	+	3.36%	+	4.79%
Avg. Ann. Total Return (9/30/10)[3]			+	1.71%	+	3.64%	+	4.86%
Distribution Rate[4]				3.93%
Taxable Equivalent Distribution Rate[5]				6.43%
30-Day Standardized Yield[6]				3.45%
Taxable Equivalent Yield[5]				5.65%
Total Annual Operating Expenses[7]				0.69%
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.15%	+	9.96%	+	19.81%	+	57.89%
Average Annual Total Return[2]	+	4.15%	+	8.96%	+	3.68%	+	4.67%
Avg. Ann. Total Return (9/30/10)[3]			+	4.68%	+	3.98%	+	4.75%
Distribution Rate[4]				3.52%
Taxable Equivalent Distribution Rate[5]				5.76%
30-Day Standardized Yield[6]				3.09%
Taxable Equivalent Yield[5]				5.06%
Total Annual Operating Expenses[7]				1.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

40 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Louisiana personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 41

Your Fund’s Expenses

Franklin Louisiana Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

42 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,054.20	$3.47
Hypothetical (5% return before expenses)	$1,000	$1,021.83	$3.41
Class C
Actual	$1,000	$1,051.50	$6.31
Hypothetical (5% return before expenses)	$1,000	$1,019.06	$6.21

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67% and C: 1.22%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 43

Franklin Maryland Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Maryland Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Maryland personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin Maryland Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

AAA	31.8%
AA	12.9%
A	17.8%
BBB	15.5%
Below Investment Grade	3.7%
Not Rated by S&P	18.3%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	—	2.3%
AA or Aa	4.3%	—
A	3.6%	—
BBB or Baa	4.4%	3.7%
Total	12.3%	6.0%

We are pleased to bring you Franklin Maryland Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 113.

44 | Semiannual Report

Dividend Distributions*
Franklin Maryland Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.00 cents	3.45 cents	4.08 cents
April	4.00 cents	3.45 cents	4.08 cents
May	4.00 cents	3.45 cents	4.08 cents
June	4.00 cents	3.48 cents	4.09 cents
July	4.00 cents	3.48 cents	4.09 cents
August	4.00 cents	3.48 cents	4.09 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.30 on February 28, 2010, to $11.73 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 24.49 cents per share for the same period.2 The Performance Summary beginning on page 47 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.77% based on an annualization of the current 3.85 cent per share dividend and the maximum offering price of $12.25 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Maryland state and local personal income tax bracket of 41.14% would need to earn a distribution rate of 6.41% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Maryland’s economy continued to show relative strength compared with the national economy during the reporting period. The state’s mature infrastructure attracted a well-educated labor force and, consequently, the local unemployment rate, at 7.3% in August 2010, remained lower than the national rate.3

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 45

Portfolio Breakdown

Franklin Maryland Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

General Obligation	21.8%
Hospital & Health Care	19.1%
Utilities	13.1%
Higher Education	12.6%
Transportation	10.5%
Housing	6.5%
Prerefunded	5.7%
Tax-Supported	5.0%
Other Revenue	4.8%
Subject to Government Appropriations	0.7%
Corporate-Backed	0.2%

*Does not include short-term investments and other net assets.

The leisure and hospitality services sector and professional and business services sector had job gains during the reporting period, while the financial activities and other services sectors contracted.

Following the national trend, Maryland’s revenue collections were weak and caused budget gaps to reopen after fiscal year 2010 began. Lawmakers closed the gaps by issuing several rounds of spending cuts and layoffs and also by using $25 million from the state’s rainy day fund.4 The adopted budget for fiscal year 2011 contained a $2 billion budget shortfall, which lawmakers addressed through budget reductions and fund transfers.4 This budget also assumed the federal government would extend Medicaid stimulus funding. Maryland’s net tax-supported debt was 3.4% of personal income and $1,608 per capita, compared with the national medians of 2.5% and $936.5

Independent credit rating agency Standard & Poor’s (S&P) assigned Maryland’s general obligation bonds their highest rating of AAA with a stable outlook.6 This rating and outlook reflected S&P’s assessment of the state’s diverse economy, strong wealth levels and historically strong financial and debt management policies.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aaa Rating to $490 Million Maryland General Obligation Bonds,” 7/14/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate S&P’s rating of the Fund.

46 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Maryland Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMDTX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.43	$11.73	$11.30
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2449
Class C (Symbol: FMDIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.45	$11.91	$11.46
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2121
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.43	$11.73	$11.30
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2502

Semiannual Report | 47

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.05%	+	11.16%	+	22.55%	+	65.37%
Average Annual Total Return[2]	+	1.55%	+	6.42%	+	3.25%	+	4.71%
Avg. Ann. Total Return (9/30/10)[3]			+	1.71%	+	3.42%	+	4.75%
Distribution Rate[4]				3.77%
Taxable Equivalent Distribution Rate[5]				6.41%
30-Day Standardized Yield[6]				3.33%
Taxable Equivalent Yield[5]				5.66%
Total Annual Operating Expenses[7]				0.66%
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.84%	+	10.66%	+	19.31%	+	56.81%
Average Annual Total Return[2]	+	4.84%	+	9.66%	+	3.59%	+	4.60%
Avg. Ann. Total Return (9/30/10)[3]			+	4.72%	+	3.76%	+	4.65%
Distribution Rate[4]				3.34%
Taxable Equivalent Distribution Rate[5]				5.67%
30-Day Standardized Yield[6]				2.94%
Taxable Equivalent Yield[5]				5.00%
Total Annual Operating Expenses[7]				1.21%
Advisor Class[8]		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.09%	+	11.26%	+	22.67%	+	65.52%
Average Annual Total Return[2]	+	6.09%	+	11.26%	+	4.17%	+	5.17%
Avg. Ann. Total Return (9/30/10)[3]			+	6.32%	+	4.34%	+	5.22%
Distribution Rate[4]				4.04%
Taxable Equivalent Distribution Rate[5]				6.86%
30-Day Standardized Yield[6]				3.59%
Taxable Equivalent Yield[5]				6.10%
Total Annual Operating Expenses[7]				0.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

48 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Maryland state and local personal income tax rate of 41.14%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.46% and +13.11%.

Semiannual Report | 49

Your Fund’s Expenses

Franklin Maryland Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

50 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,060.50	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
Class C
Actual	$1,000	$1,058.40	$6.23
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
Advisor Class
Actual	$1,000	$1,060.90	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 51

Franklin Missouri Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Missouri Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Missouri personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

52 | Semiannual Report

Franklin Missouri Tax-Free Income Fund
8/31/10
% of Total
Ratings	Long-Term Investments**
AAA	26.2%
AA	25.4%
A	18.5%
BBB	12.3%
Below Investment Grade	0.7%
Not Rated by S&P	16.9%

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Fitch	Internal
AAA or Aaa	4.0%	—	1.0%
AA or Aa	1.2%	—	1.4%
A	5.4%	1.1%	—
BBB or Baa	0.9%	1.0%	0.8%
Below Investment Grade	—	0.1%	—
Total	11.5%	2.2%	3.2%

We are pleased to bring you Franklin Missouri Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.98 on February 28, 2010, to $12.33 on August 31, 2010. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 120.

Dividend Distributions*
Franklin Missouri Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.23 cents	3.64 cents	4.31 cents
April	4.23 cents	3.64 cents	4.31 cents
May	4.23 cents	3.64 cents	4.31 cents
June	4.23 cents	3.69 cents	4.34 cents
July	4.23 cents	3.69 cents	4.34 cents
August	4.23 cents	3.69 cents	4.34 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 25.94 cents per share for the same period.2 The Performance Summary beginning on page 55 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.94% based on an annualization of the current 4.23 cent per share dividend and the maximum offering price of $12.88 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Missouri personal income tax bracket of 38.90% would need to earn a distribution rate of 6.45% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

During the reporting period, Missouri’s economy continued to mirror national trends. The state’s unemployment rate remained slightly below the national rate throughout the period, and reached 9.3% by period-end, which was close to the 9.6% national rate.3 Employment trends reflected the national downturns in real estate and consumer spending, which caused the construction and mining and logging sectors to contract. The government, other services, and leisure and hospitality sectors had slight job gains during the period.

The national recession caused Missouri’s personal income, sales, and corporate and franchise tax collections to deteriorate in fiscal year 2010 and forced the

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 53

Portfolio Breakdown

Franklin Missouri Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Utilities	21.8%
Hospital & Health Care	14.9%
Tax-Supported	12.3%
Higher Education	11.5%
Subject to Government Appropriations	8.8%
Prerefunded	8.4%
Transportation	7.6%
Other Revenue	6.4%
General Obligation	5.8%
Corporate-Backed	1.6%
Housing	0.9%

*Does not include short-term investments and other net assets.

governor to implement over $900 million in spending restrictions.4 This downturn also prompted lawmakers to revise the budget for fiscal year 2011 downward by $500 million from fiscal year 2010 spending levels.4 Missouri’s net tax-supported debt was 2.2% of personal income and $780 per capita, compared with the national medians of 2.5% and $936.5

Independent credit rating agency Standard & Poor’s (S&P) assigned Missouri’s general obligation debt a rating of AAA with a stable outlook.6 The rating and outlook reflected S&P’s assessment that the state will continue to maintain its strong and diverse economic base, high reserve levels and strong financial management with the power to make midyear budgetary cuts as needed.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aaa Rating and Stable Outlook to $124.6 Million State of Missouri General Obligation Refunding Bonds, Series A 2010,” 6/30/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate S&P’s rating of the Fund.

54 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Missouri Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRMOX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.35	$12.33	$11.98
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2594
Class C (Symbol: FMOIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.35	$12.42	$12.07
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2248
Advisor Class (Symbol: FRMZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.34	$11.98
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2653

Semiannual Report | 55

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.15%	+	9.83%	+	22.66%	+	67.79%
Average Annual Total Return[2]	+	0.70%	+	5.16%	+	3.27%	+	4.86%
Avg. Ann. Total Return (9/30/10)[3]			+	1.35%	+	3.48%	+	4.93%
Distribution Rate[4]				3.94%
Taxable Equivalent Distribution Rate[5]				6.45%
30-Day Standardized Yield[6]				3.26%
Taxable Equivalent Yield[5]				5.34%
Total Annual Operating Expenses[7]				0.65%
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.82%	+	9.24%	+	19.38%	+	59.03%
Average Annual Total Return[2]	+	3.82%	+	8.24%	+	3.61%	+	4.75%
Avg. Ann. Total Return (9/30/10)[3]			+	4.32%	+	3.84%	+	4.83%
Distribution Rate[4]				3.55%
Taxable Equivalent Distribution Rate[5]				5.81%
30-Day Standardized Yield[6]				2.87%
Taxable Equivalent Yield[5]				4.70%
Total Annual Operating Expenses[7]				1.20%
Advisor Class[8]		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.29%	+	10.03%	+	22.87%	+	68.09%
Average Annual Total Return[2]	+	5.29%	+	10.03%	+	4.21%	+	5.33%
Avg. Ann. Total Return (9/30/10)[3]			+	6.05%	+	4.42%	+	5.41%
Distribution Rate[4]				4.21%
Taxable Equivalent Distribution Rate[5]				6.89%
30-Day Standardized Yield[6]				3.50%
Taxable Equivalent Yield[5]				5.73%
Total Annual Operating Expenses[7]				0.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

56 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Missouri personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.05% and +11.08%.

Semiannual Report | 57

Your Fund’s Expenses

Franklin Missouri Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

58 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,051.50	$3.26
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
Class C
Actual	$1,000	$1,048.20	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor Class
Actual	$1,000	$1,052.90	$2.74
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 59

Franklin North Carolina Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin North Carolina Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and North Carolina personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin North Carolina Tax-Free Income Fund
Bzased on Total Long-Term Investments as of 8/31/10**

AAA	31.6%
AA	26.4%
A	24.3%
BBB	10.0%
Not Rated by S&P	7.7%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond NR holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.			BBB
Ratings	Moody’s	Internal
AAA or Aaa	0.2%	0.3%
			A
AA or Aa	4.8%	—
A	0.9%	0.2%
BBB or Baa	0.6%	0.6%	AA
Below Investment Grade	0.1%	—
Total	6.6%	1.1%
			AAA

We are pleased to bring you Franklin North Carolina Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

17 pt

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 129.

60 | Semiannual Report

Dividend Distributions*
Franklin North Carolina Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.22 cents	3.63 cents	4.32 cents
April	4.22 cents	3.63 cents	4.32 cents
May	4.22 cents	3.63 cents	4.32 cents
June	4.22 cents	3.67 cents	4.32 cents
July	4.22 cents	3.67 cents	4.32 cents
August	4.22 cents	3.67 cents	4.32 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.15 on February 28, 2010, to $12.51 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 25.88 cents per share for the same period.2 The Performance Summary beginning on page 63 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.87% based on an annualization of the current 4.22 cent per share dividend and the maximum offering price of $13.07 on August 31, 2010. An investor in the 2010 maximum combined effective federal and North Carolina personal income tax bracket of 40.04% would need to earn a distribution rate of 6.45% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

During the reporting period, North Carolina’s economy showed modest gains. The state’s unemployment rate steadily fell from 11.2% at the beginning of the period to 9.7% by period-end, which was close to the national 9.6% rate.3 The professional and business services sector and government sector added jobs, while the construction and other services sectors continued to sustain job losses.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 61

Portfolio Breakdown
Franklin North Carolina
Tax-Free Income Fund
8/31/10

% of Total
Long-Term Investments*

Utilities	20.8%
Hospital & Health Care	17.7%
Subject to Government Appropriations	13.0%
General Obligation	10.9%
Higher Education	10.7%
Transportation	9.8%
Prerefunded	7.3%
Tax-Supported	6.9%
Other Revenue	1.1%
Housing	1.0%
Corporate-Backed	0.8%

*Does not include short-term investments and other net assets.

At the beginning of the reporting period, lawmakers reported that weak revenue collections created a $500 million shortfall for fiscal year 2010.4 In response, lawmakers revised the state’s 2010-2011 biennium budget downward and cut health and human services, education and public safety expenditures. This revision also assumed the state would receive $519 million in federal stimulus funds for fiscal year 2011.4 North Carolina’s net tax-supported debt was 2.3% of personal income and $765 per capita, compared with the national medians of 2.5% and $936.5

Independent credit rating agency Standard & Poor’s (S&P) assigned North Carolina’s general obligation debt a rating of AAA with a stable outlook.6 The rating and outlook reflected S&P’s assessment of the state’s history of prudent fiscal management and moderate debt burden as well as its positive long-term economic and financial outlook.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aaa Rating to North Carolina’s $494 Million General Obligation Bonds Series 2010B,” 8/16/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate S&P’s rating of the Fund.

62 | Semiannual Report

Performance Summary as of 8/31/10

Franklin North Carolina Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FXNCX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.51	$12.15
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2588
Class C (Symbol: FNCIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.66	$12.30
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2239
Advisor Class (Symbol: FNCZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.51	$12.15
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2649

Semiannual Report | 63

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.15%		+	9.28%	+	24.23%	+	69.45%
Average Annual Total Return[2]	+	0.68%		+	4.63%	+	3.54%	+	4.96%
Avg. Ann. Total Return (9/30/10)[3]				+	1.07%	+	3.71%	+	5.04%
Distribution Rate[4]			3.87%
Taxable Equivalent Distribution Rate[5]			6.45%
30-Day Standardized Yield[6]			3.23%
Taxable Equivalent Yield[5]			5.39%
Total Annual Operating Expenses[7]			0.64%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.80%		+	8.66%	+	20.87%	+	60.46%
Average Annual Total Return[2]	+	3.80%		+	7.66%	+	3.86%	+	4.84%
Avg. Ann. Total Return (9/30/10)[3]				+	4.01%	+	4.04%	+	4.93%
Distribution Rate[4]			3.45%
Taxable Equivalent Distribution Rate[5]			5.75%
30-Day Standardized Yield[6]			2.84%
Taxable Equivalent Yield[5]			4.74%
Total Annual Operating Expenses[7]			1.19%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.21%		+	9.39%	+	24.35%	+	69.61%
Average Annual Total Return[2]	+	5.21%		+	9.39%	+	4.46%	+	5.43%
Avg. Ann. Total Return (9/30/10)[3]				+	5.68%	+	4.64%	+	5.51%
Distribution Rate[4]			4.14%
Taxable Equivalent Distribution Rate[5]			6.90%
30-Day Standardized Yield[6]			3.49%
Taxable Equivalent Yield[5]			5.82%
Total Annual Operating Expenses[7]			0.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

64 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and North Carolina personal income tax rate of 40.04%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.91% and +10.97%.

Semiannual Report | 65

Your Fund’s Expenses

Franklin North Carolina Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

66 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,051.50	$3.26
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
Class C
Actual	$1,000	$1,048.00	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor Class
Actual	$1,000	$1,052.10	$2.74
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 67

Franklin Virginia Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Virginia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Virginia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin Virginia Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/10**

AAA	27.1%
AA	30.8%
A	22.7%
BBB	10.2%
Not Rated by S&P	9.2%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	—	0.5%
AA or Aa	1.1%	0.1%
A	2.6%	0.1%
BBB or Baa	3.8%	0.2%
Below Investment Grade	0.8%	—
Total	8.3%	0.9%

We are pleased to bring you Franklin Virginia Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 139.

68 | Semiannual Report

Dividend Distributions*
Franklin Virginia Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.05 cents	3.49 cents	4.13 cents
April	4.05 cents	3.49 cents	4.13 cents
May	4.05 cents	3.49 cents	4.13 cents
June	4.05 cents	3.52 cents	4.14 cents
July	4.05 cents	3.52 cents	4.14 cents
August	4.05 cents	3.52 cents	4.14 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.63 on February 28, 2010, to $11.93 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 24.84 cents per share for the same period.2 The Performance Summary beginning on page 71 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.90% based on an annualization of the current 4.05 cent per share dividend and the maximum offering price of $12.46 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Virginia personal income tax bracket of 38.74% would need to earn a distribution rate of 6.37% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Commonwealth Update

Virginia’s economy showed some signs of growth during the reporting period. The commonwealth’s large military presence and its proximity to the nation’s capital provided the local employment base with stability and diversity. Virginia’s unemployment rate remained below the national rate throughout the period, and reached 7.0% by period-end, compared with the 9.6% national rate.3 Reflecting

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 69

Portfolio Breakdown

Franklin Virginia Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Utilities	18.2%
Transportation	12.4%
Other Revenue	12.2%
Prerefunded	12.0%
Hospital & Health Care	9.0%
General Obligation	8.4%
Subject to Government Appropriations	6.8%
Tax-Supported	6.6%
Higher Education	6.6%
Housing	6.3%
Corporate-Backed	1.5%

*Does not include short-term investments and other net assets.

the national downturn in the housing market, the construction and manufacturing sectors lost jobs during the period, along with the information sector. In contrast, the other services, education and health services, and leisure and hospitality sectors had small gains.

Although Virginia experienced a revenue decline in fiscal year 2010, the commonwealth ended its fiscal year 2010 with a $220 million surplus.4 The surplus was attributed to better-than-expected collections of individual and corporate taxes. Lawmakers allocated some of the surplus money to environmental, educational and transportation projects, as well as a holiday bonus for state employees. Virginia’s net tax-supported debt was 2.1% of personal income and $895 per capita, compared with the national medians of 2.5% and $936.5

Independent credit rating agency Standard & Poor’s (S&P) assigned Virginia’s general obligation debt its highest rating of AAA with a stable outlook.6 The rating and outlook reflected S&P’s assessment that the commonwealth’s conservative financial management would continue, and that Virginia’s overall economic strength, employment diversity and good income levels may offset the recession’s near-term effects.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: The Virginian-Pilot, “Virginia Ends Budget Year with $220 Million Surplus,” 6/15/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate S&P’s rating of the Fund.

70 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Virginia Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRVAX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.30	$11.93	$11.63
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2484
Class C (Symbol: FVAIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.31	$12.08	$11.77
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2150
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.30	$11.93	$11.63
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2536

Semiannual Report | 71

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.77%		+	8.98%	+	23.26%	+	65.20%
Average Annual Total Return[2]	+	0.29%		+	4.32%	+	3.37%	+	4.69%
Avg. Ann. Total Return (9/30/10)[3]				+	0.86%	+	3.50%	+	4.78%
Distribution Rate[4]			3.90%
Taxable Equivalent Distribution Rate[5]			6.37%
30-Day Standardized Yield[6]			3.12%
Taxable Equivalent Yield[5]			5.09%
Total Annual Operating Expenses[7]			0.65%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.51%		+	8.45%	+	19.95%	+	56.55%
Average Annual Total Return[2]	+	3.51%		+	7.45%	+	3.71%	+	4.58%
Avg. Ann. Total Return (9/30/10)[3]				+	3.74%	+	3.86%	+	4.67%
Distribution Rate[4]			3.48%
Taxable Equivalent Distribution Rate[5]			5.68%
30-Day Standardized Yield[6]			2.71%
Taxable Equivalent Yield[5]			4.42%
Total Annual Operating Expenses[7]			1.20%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.82%		+	9.08%	+	23.38%	+	65.35%
Average Annual Total Return[2]	+	4.82%		+	9.08%	+	4.29%	+	5.16%
Avg. Ann. Total Return (9/30/10)[3]				+	5.49%	+	4.45%	+	5.26%
Distribution Rate[4]			4.17%
Taxable Equivalent Distribution Rate[5]			6.81%
30-Day Standardized Yield[6]			3.35%
Taxable Equivalent Yield[5]			5.47%
Total Annual Operating Expenses[7]			0.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

72 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Virginia personal income tax rate of 38.74%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.43% and +10.56%.

Semiannual Report | 73

Your Fund’s Expenses

Franklin Virginia Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

74 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,047.70	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
Class C
Actual	$1,000	$1,045.10	$6.13
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06
Advisor Class
Actual	$1,000	$1,048.20	$2.79
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 75

Franklin Tax-Free Trust
Financial Highlights

Franklin Alabama Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.17	$10.59	$10.84	$11.51	$11.49	$11.61
Income from investment operations[b]:
Net investment income[c]	0.24	0.48	0.48	0.47	0.48	0.50
Net realized and unrealized gains (losses)	0.28	0.58	(0.26)	(0.67)	0.02	(0.12)
Total from investment operations	0.52	1.06	0.22	(0.20)	0.50	0.38
Less distributions from net investment income	(0.24)	(0.48)	(0.47)	(0.47)	(0.48)	(0.50)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.45	$11.17	$10.59	$10.84	$11.51	$11.49

Total return[f]	4.73%	10.14%	2.18%	(1.96)%	4.50%	3.34%

Ratios to average net assets[g]
Expenses	0.70%	0.71%	0.71%	0.71%	0.71%	0.72%
Net investment income	4.18%	4.37%	4.40%	4.14%	4.23%	4.31%

Supplemental data
Net assets, end of period (000’s)	$254,587	$244,860	$218,937	$230,439	$244,272	$237,848
Portfolio turnover rate	2.33%	7.80%	20.42%	16.92%	16.04%	12.86%

76 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Alabama Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.28	$10.69	$10.93	$11.60	$11.58	$11.70
Income from investment operations[b]:
Net investment income[c]	0.21	0.42	0.42	0.41	0.42	0.44
Net realized and unrealized gains (losses)	0.28	0.59	(0.25)	(0.68)	0.02	(0.12)
Total from investment operations	0.49	1.01	0.17	(0.27)	0.44	0.32
Less distributions from net investment income	(0.21)	(0.42)	(0.41)	(0.40)	(0.42)	(0.44)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.56	$11.28	$10.69	$10.93	$11.60	$11.58

Total return[f]	4.39%	9.54%	1.59%	(2.39)%	3.89%	2.75%

Ratios to average net assets[g]
Expenses	1.25%	1.26%	1.26%	1.26%	1.26%	1.27%
Net investment income	3.63%	3.82%	3.85%	3.59%	3.68%	3.76%

Supplemental data
Net assets, end of period (000’s)	$55,573	$49,828	$41,651	$38,341	$38,094	$35,638
Portfolio turnover rate	2.33%	7.80%	20.42%	16.92%	16.04%	12.86%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 77

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.7%
Alabama 79.4%
Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
9/01/24	$2,500,000	$2,525,001
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
AMBAC Insured, 5.25%, 8/15/24	1,755,000	1,818,952
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
AMBAC Insured, 5.00%, 8/15/23	4,435,000	4,496,070
Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 9.50%, 12/15/20	3,470,000	3,539,400
Alabaster Sewer Revenue, NATL Insured, 5.00%, 4/01/29	2,055,000	2,072,981
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36	2,560,000	2,640,614
Auburn University General Fee Revenue, Auburn University, Series A, AGMC Insured, 5.00%,
6/01/38	7,000,000	7,422,520
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	1,990,000	1,738,862
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A,
Assured Guaranty, 5.00%, 6/01/39	3,825,000	3,996,016
Birmingham Southern College Private Educational Building Authority Tuition Revenue,
Refunding, 5.35%, 12/01/19	1,000,000	947,500
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s
Hospital, Assured Guaranty, 6.00%, 6/01/39	4,000,000	4,423,400
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,463,247
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%,
9/01/32	1,000,000	1,088,560
Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%,
7/01/37	9,025,000	8,540,267
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, 5.00%, 1/01/29	4,290,000	4,474,942
Coffee County PBA, Building Revenue, NATL Insured, 5.00%, 9/01/27	2,145,000	2,243,820
Cullman and Jefferson Counties Gas District Gas Revenue, NATL Insured, 5.85%, 7/01/24	1,745,000	1,783,913
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	7,004,620
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,184,850
Series B, 5.50%, 9/01/33	4,500,000	4,846,275
Etowah County Board of Education Special Tax, School wts., AGMC Insured, 5.00%,
9/01/24	4,235,000	4,473,346
9/01/28	2,000,000	2,081,120
9/01/33	2,500,000	2,567,750
[a]Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29	1,500,000	1,366,815
Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
9/01/14	2,000,000	2,006,020
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33	2,000,000	2,079,760
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%,
10/01/30	5,000,000	4,848,950
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded,
5.40%, 6/01/22	4,000,000	4,389,880
5.50%, 6/01/27	3,820,000	4,198,753
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Refunding and
Improvement, NATL Insured, 5.00%, 10/01/33	8,000,000	8,397,040
Jacksonville State University Revenue, Tuition and Fee, NATL Insured, 5.00%, 12/01/22	3,000,000	3,089,730
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24	2,000,000	1,693,780
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13	200,000	218,024

78 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty,
5.125%, 4/01/33	$7,410,000	$7,910,175
Limestone County Water and Sewer Authority Water Revenue,
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,570,631
AMBAC Insured, 5.00%, 12/01/31	3,910,000	3,952,267
Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,913,350
Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
AMBAC Insured, 5.00%, 9/01/34	1,000,000	1,028,400
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,
Assured Guaranty, 5.125%, 9/01/34	600,000	639,036
Madison GO, wts.,
AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26	2,410,000	2,484,951
Refunding, XLCA Insured, 4.75%, 12/01/36	2,455,000	2,502,652
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A,
XLCA Insured, 4.75%, 12/01/31	7,500,000	7,761,525
Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	2,543,520
Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32	2,170,000	2,195,194
Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
Pre-Refunded,
5.10%, 3/01/22	2,265,000	2,318,567
5.125%, 3/01/31	8,230,000	8,425,627
Mobile GO, wts., 5.50%, 2/15/30	2,000,000	2,178,140
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A,
Assured Guaranty, 5.00%, 3/01/33	6,500,000	6,895,720
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured,
5.00%, 1/01/36	10,000,000	10,494,600
Moulton Water Works Board Water Revenue, NATL Insured, 5.375%, 1/01/32	1,935,000	1,974,667
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	4,610,000	4,918,962
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%,
5/15/35	2,000,000	2,076,980
Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34	3,000,000	3,193,710
Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33	2,610,000	2,699,288
Tallassee GO, Water Gas and Sewer wts., AMBAC Insured,
5.25%, 5/01/31	465,000	473,045
Pre-Refunded, 5.25%, 5/01/31	670,000	698,529
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC
Project, Series A, CIFG Insured, 5.00%, 9/01/32	5,000,000	5,156,550
Troy State University Student Fee Revenue, NATL Insured, 5.00%, 11/01/21	2,215,000	2,266,189
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	4,951,309
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	5,000,000	5,792,100
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
5.00%, 9/01/41	9,000,000	9,060,210
University of Montevallo Revenue, AGMC Insured, Pre-Refunded, 5.30%, 5/01/22	1,940,000	2,024,565
University of North Alabama Revenue,
General Fee, Series A, AGMC Insured, 5.375%, 11/01/17	4,395,000	4,408,756
Student Housing, NATL RE, FGIC Insured, 5.00%, 11/01/29	2,995,000	3,078,471

Semiannual Report | 79

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Alabama (continued)
University of South Alabama University Revenues, Facilities, Capital Improvement,
BHAC Insured, 5.00%, 8/01/38	$5,000,000	$5,346,550
Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A,
5.65%, 11/01/22	3,465,000	2,806,338
		246,403,352
U.S. Territories 15.3%
Puerto Rico 15.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	1,000,000	1,084,250
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.25%, 7/01/27	1,495,000	1,557,536
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	1,885,000	1,961,908
Refunding, AGMC Insured, 5.25%, 7/01/27	1,005,000	1,015,231
Refunding, AGMC Insured, 5.125%, 7/01/30	1,115,000	1,123,329
Series A, 5.125%, 7/01/31	3,550,000	3,563,880
Series A, Pre-Refunded, 5.125%, 7/01/31	1,450,000	1,509,160
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	10,335,000	11,527,969
Puerto Rico Electric Power Authority Power Revenue,
Series TT, 5.00%, 7/01/37	3,000,000	3,037,860
Series WW, 5.50%, 7/01/38	3,350,000	3,568,755
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.25%, 7/01/27	760,000	772,114
Refunding, Series G, 5.00%, 7/01/26	1,000,000	1,011,590
Series D, Pre-Refunded, 5.25%, 7/01/27	2,305,000	2,503,069
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
5.75%, 8/01/37	2,000,000	2,169,540
5.375%, 8/01/39	1,500,000	1,586,760
6.00%, 8/01/42	8,500,000	9,420,550
		47,413,501
Total Municipal Bonds before Short Term Investments
(Cost $283,416,854)		293,816,853
Short Term Investments (Cost $12,400,000) 4.0%
Municipal Bonds 4.0%
U.S. Territories 4.0%
Puerto Rico 4.0%
[b]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
0.19%, 7/01/32	12,400,000	12,400,000
Total Investments (Cost $295,816,854) 98.7%		306,216,853
Other Assets, less Liabilities 1.3%		3,942,799
Net Assets 100.0%		$310,159,652

See Abbreviations on page 169.

aSecurity has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2010, the value of this security was $1,366,815, representing 0.44% of net assets. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

80 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Florida Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$11.45	$10.90	$11.17	$11.94	$11.93	$12.00
Income from investment operations[b]:
Net investment income[c]	0.27	0.53	0.53	0.53	0.53	0.54
Net realized and unrealized gains
(losses)	0.24	0.55	(0.27)	(0.74)	0.02	(0.06)
Total from investment operations	0.51	1.08	0.26	(0.21)	0.55	0.48
Less distributions from:
Net investment income	(0.27)	(0.53)	(0.52)	(0.53)	(0.54)	(0.55)
Net realized gains	—	—	(0.01)	(0.03)	—	—
Total distributions	(0.27)	(0.53)	(0.53)	(0.56)	(0.54)	(0.55)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.69	$11.45	$10.90	$11.17	$11.94	$11.93

Total return[f]	4.52%	10.09%	2.37%	(1.83)%	4.64%	4.07%

Ratios to average net assets[g]
Expenses	0.62%	0.62%	0.62%	0.61%	0.61%	0.62%
Net investment income	4.57%	4.74%	4.77%	4.51%	4.51%	4.54%

Supplemental data
Net assets, end of period (000’s)	$1,145,465	$1,137,684	$1,155,202	$1,279,340	$1,476,477	$1,533,884
Portfolio turnover rate	5.69%	9.22%	10.74%	6.85%	6.90%	9.37%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 81

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Florida Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class B	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.55	$10.99	$11.25	$12.02	$12.01	$12.08
Income from investment operations[b]:
Net investment income[c]	0.24	0.48	0.47	0.47	0.47	0.48
Net realized and unrealized gains (losses)	0.24	0.55	(0.26)	(0.75)	0.01	(0.07)
Total from investment operations	0.48	1.03	0.21	(0.28)	0.48	0.41
Less distributions from:
Net investment income	(0.24)	(0.47)	(0.46)	(0.46)	(0.47)	(0.48)
Net realized gains	—	—	(0.01)	(0.03)	—	—
Total distributions	(0.24)	(0.47)	(0.47)	(0.49)	(0.47)	(0.48)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.79	$11.55	$10.99	$11.25	$12.02	$12.01

Total return[f]	4.20%	9.50%	1.89%	(2.43)%	4.12%	3.48%

Ratios to average net assets[g]
Expenses	1.17%	1.17%	1.17%	1.16%	1.16%	1.17%
Net investment income	4.02%	4.19%	4.22%	3.96%	3.96%	3.99%

Supplemental data
Net assets, end of period (000’s)	$19,580	$26,305	$36,536	$47,654	$59,481	$68,109
Portfolio turnover rate	5.69%	9.22%	10.74%	6.85%	6.90%	9.37%

82 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Florida Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$11.06	$11.32	$12.09	$12.07	$12.14
Income from investment operations[b]:
Net investment income[c]	0.24	0.48	0.48	0.47	0.48	0.48
Net realized and unrealized gains (losses)	0.24	0.56	(0.27)	(0.75)	0.01	(0.07)
Total from investment operations	0.48	1.04	0.21	(0.28)	0.49	0.41
Less distributions from:
Net investment income	(0.24)	(0.47)	(0.46)	(0.46)	(0.47)	(0.48)
Net realized gains	—	—	(0.01)	(0.03)	—	—
Total distributions	(0.24)	(0.47)	(0.47)	(0.49)	(0.47)	(0.48)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.87	$11.63	$11.06	$11.32	$12.09	$12.07

Total return[f]	4.16%	9.53%	1.86%	(2.41)%	4.18%	3.45%

Ratios to average net assets[g]
Expenses	1.17%	1.17%	1.17%	1.16%	1.15%	1.17%
Net investment income	4.02%	4.19%	4.22%	3.96%	3.97%	3.99%

Supplemental data
Net assets, end of period (000’s)	$125,450	$119,496	$109,884	$115,863	$136,712	$140,508
Portfolio turnover rate	5.69%	9.22%	10.74%	6.85%	6.90%	9.37%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 83

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.8%
Florida 91.0%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare
Project,
Refunding, Series D-1, 6.50%, 12/01/19	$1,215,000	$1,396,983
Refunding, Series D-1, 6.75%, 12/01/22	1,000,000	1,134,301
Series D-2, 6.75%, 12/01/30	5,000,000	5,577,650
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21	2,000,000	2,052,400
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
Project,
7.00%, 4/01/39	2,000,000	2,273,160
NATL Insured, 5.00%, 4/01/26	5,000,000	5,186,600
Brevard County School Board COP,
Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11	4,415,000	4,547,097
Series A, AMBAC Insured, 5.00%, 7/01/26	10,675,000	11,114,490
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
Southeastern University, Refunding, Series B, 5.60%, 4/01/29	3,180,000	3,216,761
Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
5.50%, 8/15/20	9,360,000	9,557,590
Broward County HFA,
MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34	3,000,000	3,003,270
MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33	1,980,000	1,980,475
MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39	5,730,000	5,731,031
MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29	990,000	990,010
MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39	1,980,000	1,968,496
SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29	205,000	57,099
Broward County HFAR, Series D, GNMA Secured, 7.375%, 6/01/21	65,000	65,071
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/26	21,500,000	21,813,470
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,384,998
Celebration CDD, Special Assessment, Series A, NATL Insured, 5.50%, 5/01/18	1,105,000	1,109,210
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
5.25%, 6/01/17	3,250,000	3,507,790
6.00%, 6/01/17	5,000,000	5,601,350
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
8/15/23	8,115,000	8,267,318
Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
6.50%, 10/01/25	2,185,000	2,185,830
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,160,980
Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
NATL Insured, 5.80%, 5/01/16	5,980,000	6,048,770
Dade County Aviation Revenue, Miami International Airport, Series C, AGMC Insured, 5.125%,
10/01/27	9,550,000	9,561,460
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%,
7/01/35	10,000,000	10,415,000
Enterprise CDD, Water and Sewer Revenue, NATL Insured, 5.50%, 5/01/26	3,000,000	3,026,250
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	11,331,760
Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20	1,010,000	1,110,889
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project,
Refunding, NATL Insured, 5.00%, 6/01/31	6,580,000	6,233,760

84 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida HFAR,
Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	$1,195,000	$1,196,888
Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37	5,000,000	5,002,100
Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37	2,000,000	2,000,840
Florida HFC Revenue,
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.65%, 6/01/19	1,220,000	1,239,422
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.80%, 12/01/38	4,860,000	4,902,574
Capital Appreciation, Homeowner Mortgage, Series 4, AGMC Insured, zero cpn.,
7/01/30	1,600,000	413,856
Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32	3,420,000	3,473,660
Deferred Interest, Homeowner Mortgage, Series 1, NATL Insured, zero cpn., 7/01/17	865,000	588,607
Deferred Interest, Homeowner Mortgage, Series 2, NATL Insured, zero cpn., 1/01/29	8,655,000	3,116,060
Homeowner Mortgage, Series 4, AGMC Insured, 6.25%, 7/01/22	1,040,000	1,040,946
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38	4,225,000	4,557,423
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40	3,000,000	3,032,970
Florida Higher Educational Facilities Financing Authority Revenue, Rollins College Project,
5.00%, 12/01/37	10,000,000	10,309,100
Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
5.00%, 2/01/21	1,355,000	1,364,377
Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
Program, NATL RE, FGIC Insured, 5.50%, 10/01/23	7,000,000	7,087,850
Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
Series D, 6.00%, 6/01/23	15,000,000	19,513,200
Series G, NATL RE, FGIC Insured, 5.00%, 6/01/31	5,000,000	5,166,600
Florida State Board of Education GO,
Series A, 5.50%, 6/01/38	10,000,000	11,205,400
Series F, NATL Insured, 5.00%, 6/01/28	14,405,000	14,825,770
Florida State Board of Education Lottery Revenue, Series A, NATL RE, FGIC Insured, 5.00%,
7/01/20	6,000,000	6,398,220
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
Series A, NATL Insured, 5.00%, 7/01/21	4,000,000	4,217,880
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Refunding, Series D, 6.10%, 10/01/22	13,455,000	12,975,867
Exchangeable, Series A, 5.95%, 10/01/13	3,115,000	3,117,990
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,632,110
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	5,560,850
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,337,525
Series A, ETM, 6.875%, 10/01/22	6,000,000	8,340,000
Florida State Municipal Power Agency Revenue,
All Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,275,520
All Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,353,000
Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26	5,000,000	5,131,750
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,203,530
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding,
Series A, 5.00%, 7/01/35	5,000,000	5,226,850
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	25,217,894
5.00%, 3/01/36	7,150,000	7,520,084
NATL Insured, 5.00%, 9/01/31	8,315,000	8,763,345

	Semiannual Report | 85

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Florida Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%,
	9/01/32	$1,500,000	$1,664,550
	Fort Pierce Utilities Authority Revenue,
	AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,199,780
	Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,054,726
	Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	1,640,001
	Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	1,872,633
	Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	1,772,291
	Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,418,138
	Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
	Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,378,010
	Series A, 5.00%, 10/01/39	5,000,000	5,163,750
	Halifax Hospital Medical Center Hospital Revenue,
	Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	10,820,920
	Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,375,500
	Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,123,000
	Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
	5.30%, 12/20/18	1,095,000	1,120,623
	Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Series A,
Pre	-Refunded, 6.00%, 11/15/31	16,000,000	17,168,000
	Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured,
	5.125%, 3/01/20	1,000,000	1,011,120
	Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
	10/01/33	5,465,000	5,831,100
	10/01/38	6,725,000	7,113,705
	Hillsborough County IDA, PCR, Tampa Electric Co. Project,
	Refunding, 5.50%, 10/01/23	16,000,000	16,431,680
	Series A, 5.65%, 5/15/18	6,500,000	7,536,295
	Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
	10/01/28	7,000,000	7,122,570
	Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured,
	5.00%, 7/01/29	10,000,000	10,242,800
	Jacksonville Capital Improvement Revenue,
	Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	3,460,000	3,530,307
	Series A, AMBAC Insured, 5.00%, 10/01/30	10,000,000	10,143,300
	Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE,
	FGIC Insured, 5.00%, 10/01/32	17,250,000	17,617,770
	Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23	5,000,000	5,120,150
	Jacksonville Transportation Revenue, NATL Insured,
	5.25%, 10/01/29	17,955,000	18,130,241
	5.00%, 10/01/31	25,000,000	25,205,250
	Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	5,000,000	5,019,950
	Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,111,800
	Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,504,176
	Lakeland Hospital System Revenue, Lakeland Regional Health System, Pre-Refunded,
	5.75%, 11/15/27	6,925,000	7,776,429
	5.50%, 11/15/32	12,070,000	13,488,225

86 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Lee County Airport Revenue,
Refunding, AGMC Insured, 5.00%, 10/01/33	$5,000,000	$5,109,900
Series A, AGMC Insured, 6.00%, 10/01/32	11,405,000	11,536,614
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,153,237
Marion County Utility System Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/31	5,000,000	5,122,150
Series A, NATL Insured, 5.00%, 12/01/28	5,000,000	5,204,500
Melbourne Water and Sewer Revenue,
Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	855,945
Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn., 10/01/22	1,785,000	1,012,506
Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn., 10/01/26	4,500,000	2,005,650
FGIC Insured, Pre-Refunded, 5.25%, 10/01/30	3,000,000	3,041,160
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,072,240
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,135,520
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%,
7/01/35	5,000,000	5,178,250
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	15,589,650
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/27	5,000,000	5,088,650
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/32	5,000,000	5,041,250
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	10,000,000	9,810,500
Refunding, Series A, 5.375%, 10/01/35	7,500,000	7,958,025
Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,338,350
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%,
7/01/40	5,770,000	5,959,718
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%,
7/01/33	5,000,000	5,505,150
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	430,000	430,249
5.40%, 10/01/33	1,500,000	1,459,440
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured,
5.00%, 6/01/35	10,000,000	10,020,200
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,332,200
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,014,150
Sub Series B, NATL Insured, zero cpn., 10/01/36	5,635,000	1,025,908
Sub Series C, NATL Insured, zero cpn., 10/01/28	8,305,000	2,907,996
sub. lien, Refunding, Series A, NATL Insured, zero cpn., 10/01/25	22,365,000	9,250,164
Miami-Dade County Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/39	10,000,000	10,600,900
North Broward Hospital District Revenue, Improvement, Pre-Refunded, 6.00%, 1/15/31	25,530,000	26,321,685
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	10,000,000	10,341,200
Orange County Health Facilities Authority Revenue,
Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20	3,000,000	3,066,060
Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24	5,500,000	6,169,020
Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30	10,750,000	10,989,402
Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	15,000,000	16,768,050
Hospital, Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29	6,000,000	6,744,180

Semiannual Report | 87

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Orange County Health Facilities Authority Revenue, (continued)
Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured,
5.00%, 12/01/32	$5,000,000	$5,114,400
Hospital, Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,057,640
Hospital, Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,018,000
Orange County School Board COP, Series A,
Assured Guaranty, 5.50%, 8/01/34	10,000,000	10,810,900
NATL Insured, 5.00%, 8/01/27	12,000,000	12,196,200
Orange County Tourist Development Tax Revenue, Refunding, XLCA Insured, 5.00%,
10/01/31	12,970,000	13,401,512
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A,
Assured Guaranty, 5.25%, 11/01/38	16,740,000	16,963,144
Orlando-Orange County Expressway Authority Revenue,
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	265,000	345,049
Series B, AMBAC Insured, 5.00%, 7/01/35	6,135,000	6,210,338
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%,
10/01/32	10,000,000	10,153,300
Palm Beach County HFA, MFR, Housing Winsor Park Apartments Project, Series A, 5.90%,
6/01/38	975,000	975,253
Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29	3,650,000	3,599,265
Palm Beach County IDR, South Florida Fair Project, NATL Insured, 5.50%, 6/01/31	5,000,000	5,002,400
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,077,690
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%,
10/01/25	5,000,000	5,660,600
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,322,450
Panama City Beach Utility Revenue,
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,231,750
Refunding, AMBAC Insured, 5.00%, 6/01/27	4,450,000	4,517,996
Refunding, AMBAC Insured, 5.00%, 6/01/32	2,795,000	2,824,767
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured,
5.00%, 11/15/30	11,500,000	11,537,720
Polk County Capital Improvement Revenue, AGMC Insured, Pre-Refunded, 5.75%,
12/01/21	2,350,000	2,405,037
Polk County School Board COP, Series A, AGMC Insured, 5.00%, 1/01/26	4,000,000	4,081,960
Port Everglades Authority Port Improvement Revenue, Capital Appreciation, ETM, zero cpn.,
9/01/10	8,595,000	8,595,000
Port St. Lucie Utility Revenue, System,
Capital Appreciation, NATL Insured, Pre-Refunded, zero cpn., 9/01/29	20,000,000	6,934,600
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	1,421,550
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,322,250
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,145,560
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,281,300
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured,
zero cpn.,
11/01/12	1,780,000	1,695,610
11/01/15	2,180,000	1,815,199

88 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Semiannual Report | 89

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories 7.8%
Puerto Rico 7.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	$2,100,000	$2,261,238
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	15,000,000	16,270,500
Series A, 5.00%, 7/01/29	10,000,000	10,145,300
Series A, 5.00%, 7/01/33	5,000,000	5,044,250
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	560,000	560,045
Refunding, Series K, 5.00%, 7/01/30	5,000,000	5,070,250
Series G, 5.00%, 7/01/33	1,500,000	1,513,275
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,250,000	11,767,837
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,954,221
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	1,210,000	1,225,960
Series I, 5.00%, 7/01/36	5,000,000	5,022,100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 6.00%, 8/01/42	8,000,000	8,866,400
Series C, 5.50%, 8/01/40	15,000,000	16,051,800
		89,753,176
U.S. Virgin Islands 0.8%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	10,087,600

Total U.S. Territories		99,840,776
Total Municipal Bonds before Short Term Investments
(Cost $1,206,972,384)		1,274,287,574
Short Term Investments (Cost $300,000) 0.0%†
Municipal Bonds 0.0%†
Florida 0.0%†
[a]Broward County Educational Facilities Authority Revenue, Nova Southeastern University,
Series A, Daily VRDN and Put, 0.25%, 4/01/38	300,000	300,000

Total Investments (Cost $1,207,272,384) 98.8%		1,274,587,574
Other Assets, less Liabilities 1.2%		15,907,588
Net Assets 100.0%		$1,290,495,162

See Abbreviations on page 169.

  Rounds to less than 0.1% of net assets.
  Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Georgia Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.92	$11.24	$11.36	$12.20	$12.13	$12.17
Income from investment operations[b]:
Net investment income[c]	0.25	0.50	0.49	0.49	0.50	0.51
Net realized and unrealized gains (losses)	0.39	0.68	(0.11)	(0.84)	0.06	(0.04)
Total from investment operations	0.64	1.18	0.38	(0.35)	0.56	0.47
Less distributions from net investment income	(0.25)	(0.50)	(0.50)	(0.49)	(0.49)	(0.51)
Redemption fees[d]	—	—	—	—[e]	—[e]	—[e]
Net asset value, end of period	$12.31	$11.92	$11.24	$11.36	$12.20	$12.13

Total return[f]	5.45%	10.66%	3.38%	(2.97)%	4.79%	3.91%

Ratios to average net assets[g]
Expenses	0.67%	0.68%	0.69%	0.72%	0.73%	0.74%
Net investment income	4.10%	4.27%	4.33%	4.10%	4.13%	4.18%

Supplemental data
Net assets, end of period (000’s)	$395,546	$365,223	$308,087	$253,104	$220,989	$205,875
Portfolio turnover rate	0.66%	9.61%	9.61%	8.00%	4.50%	8.54%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Georgia Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.05	$11.35	$11.47	$12.31	$12.24	$12.27
Income from investment operations[b]:
Net investment income[c]	0.22	0.44	0.43	0.43	0.44	0.44
Net realized and unrealized gains (losses)	0.40	0.69	(0.11)	(0.84)	0.06	(0.03)
Total from investment operations	0.62	1.13	0.32	(0.41)	0.50	0.41
Less distributions from net investment income	(0.22)	(0.43)	(0.44)	(0.43)	(0.43)	(0.44)
Redemption fees[d]	—	—	—	—[e]	—[e]	—[e]
Net asset value, end of period	$12.45	$12.05	$11.35	$11.47	$12.31	$12.24

Total return[f]	5.18%	10.14%	2.78%	(3.48)%	4.16%	3.39%

Ratios to average net assets[g]
Expenses	1.22%	1.23%	1.24%	1.27%	1.28%	1.29%
Net investment income	3.55%	3.72%	3.78%	3.55%	3.58%	3.63%

Supplemental data
Net assets, end of period (000’s)	$117,813	$101,641	$68,721	$52,087	$50,700	$43,983
Portfolio turnover rate	0.66%	9.61%	9.61%	8.00%	4.50%	8.54%

92 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%
Georgia 91.3%
Athens-Clarke County Unified Government Water and Sewer Revenue,
5.625%, 1/01/33	$10,000,000	$11,276,600
5.50%, 1/01/38	5,000,000	5,530,200
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,088,450
Series J, AGMC Insured, 5.00%, 1/01/34	5,000,000	5,095,050
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project,
5.00%, 7/01/32	3,000,000	3,179,580
Atlanta Development Authority Revenue,
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,674,983
Yamacraw Design Center Project, Series A, NATL Insured, Pre-Refunded, 5.125%,
1/01/23	4,150,000	4,401,946
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,334,480
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project,
AGMC Insured, 5.00%, 12/01/26	1,140,000	1,254,581
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%,
12/01/23	1,000,000	1,061,000
Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
6.00%, 5/20/17	750,000	750,540
6.125%, 5/20/27	1,560,000	1,561,264
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.00%, 11/01/28	5,055,000	5,807,032
Refunding, Series A, NATL Insured, 5.00%, 11/01/33	8,000,000	8,078,160
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	5,800,000
[a]Augusta Richmond County Coliseum Authority Revenue, Coliseum and Tee Center Project,
5.00%, 10/01/30	2,500,000	2,775,700
Augusta Water and Sewer Revenue,
AGMC Insured, 5.25%, 10/01/39	3,000,000	3,177,930
Refunding, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,168,200
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,357,400
5.375%, 12/01/28	2,000,000	1,761,380
Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%, 6/01/23	5,000,000	5,163,100
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,570,175
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C,
AGMC Insured, 5.00%, 6/01/33	2,045,000	2,205,144
Bulloch County Development Authority Lease Revenue, Georgia Southern University,
XLCA Insured, 5.00%, 8/01/27	5,000,000	5,201,250
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,357,150
Series E, 7.00%, 1/01/23	5,000,000	6,000,500
Carroll City-County Hospital Authority Revenue Anticipation Certificates, Tanner Medical
Center Inc. Project,
[a]5.00%, 7/01/40	3,750,000	3,903,413
Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,064,300
Cherokee County GO, 5.00%, 4/01/26	1,000,000	1,146,180

Semiannual Report | 93

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Cherokee County Water and Sewer Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	$3,000,000	$3,214,230
NATL Insured, 6.90%, 8/01/18	10,000	10,048
Water and Sewer, Refunding, 5.00%, 8/01/27	2,000,000	2,279,920
Water and Sewer, Refunding, 5.00%, 8/01/28	2,030,000	2,295,808
Clayton County Development Authority Revenue, Refunding, Series A, NATL Insured, 5.00%,
8/01/23	2,310,000	2,570,776
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23	930,000	930,828
Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation Inc.
Project, NATL Insured, 5.00%, 7/15/29	2,000,000	2,071,620
Cobb County Development Authority University Facilities Revenue, Kennesaw State University
Foundations Project, Series D, NATL Insured, 5.00%, 7/15/29	5,000,000	4,975,550
College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%,
9/01/26	2,000,000	2,040,000
Columbia County Water and Sewer Revenue, AGMC Insured, 5.00%, 6/01/24	1,130,000	1,237,124
Columbus Water and Sewer Revenue, AGMC Insured, 5.00%, 5/01/29	2,500,000	2,664,500
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,840,913
5.50%, 9/01/37	5,000,000	5,360,350
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%,
10/01/32	1,500,000	1,597,335
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
Judicial Facility Project, 5.00%, 12/01/29	2,000,000	2,134,360
DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured, 5.00%,
12/01/27	4,285,000	4,660,066
DeKalb County Water and Sewer Revenue, Refunding, Series B, AGMC Insured, 5.00%,
10/01/35	7,000,000	7,976,220
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Student Centre LLC Project, 5.50%, 7/01/34	3,000,000	3,050,100
DeKalb Private Hospital Authority Revenue Anticipation Certificates, Children’s Healthcare,
Refunding, 5.25%, 11/15/39	5,000,000	5,306,700
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,
6/01/29	3,410,000	3,659,714
6/01/32	2,225,000	2,390,629
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
5.00%, 2/01/34	5,480,000	4,526,480
Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26	3,000,000	3,071,940
Fayette County School District GO, AGMC Insured, zero cpn. to 9/01/10,
4.75% thereafter, 3/01/21	1,355,000	1,458,630
4.95% thereafter, 3/01/25	1,000,000	1,068,300
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,349,150
Fulton County Development Authority Revenue,
Georgia Tech Facilities Project, Series A, 5.00%, 6/01/41	3,500,000	3,721,795
Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31	3,000,000	3,122,700
Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30	5,000,000	5,182,500
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/27	1,060,000	1,205,008
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/28	1,200,000	1,354,032

94 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Revenue, (continued)
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	$2,240,000	$2,439,606
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,412,800
Piedmont Healthcare, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,206,600
Tech Facilities Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,268,120
Fulton County Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/30	2,500,000	2,636,025
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates,
Northeast Georgia Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31	2,500,000	2,590,650
Northeast Georgia Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,094,050
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
12/01/26	2,000,000	2,040,240
Georgia Municipal Electric Authority Power Revenue, Series W,
6.60%, 1/01/18	955,000	1,134,760
ETM, 6.60%, 1/01/18	45,000	51,967
Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%,
6/01/24	1,000,000	1,001,260
Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer
Housing Corp. Project, Series A, 6.00%, 6/01/24	2,550,000	2,577,081
Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, NATL Insured,
5.00%, 12/01/25	2,600,000	2,689,414
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,669,470
Georgia State HFAR,
MF, Lake Vista Apartments Project, Series A, AGMC Insured, 5.95%, 1/01/27	1,000,000	1,001,290
SFM, Series A, 5.375%, 6/01/39	1,950,000	2,050,250
SFM, Series C, 5.00%, 12/01/27	1,000,000	1,039,580
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC
Project,
6.00%, 6/15/34	5,000,000	5,556,850
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,247,980
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast
Georgia Health System Project, Series A, 5.625%, 8/01/34	5,000,000	5,302,400
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
NATL Insured, Pre-Refunded, 5.00%, 1/01/24	8,500,000	9,733,350
Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,742,200
Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,513,880
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
System Inc. Project,
Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27	3,750,000	4,090,612
Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,158,400
Gwinnett County School District GO,
5.00%, 2/01/32	4,125,000	4,537,046
5.00%, 2/01/36	5,815,000	6,328,406
Pre-Refunded, 5.00%, 2/01/32	875,000	1,067,763
Refunding, 5.00%, 2/01/29	5,000,000	5,968,450
Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25	2,795,000	3,057,311
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%,
12/01/27	2,015,000	2,017,277
Habersham County School District GO, NATL Insured, 5.00%, 4/01/28	2,750,000	2,955,865

Semiannual Report | 95

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
AMBAC Insured, 6.00%, 7/01/29	$5,000,000	$5,088,500
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%,
10/01/23	3,300,000	4,308,909
Jackson County School District GO, NATL Insured, 5.00%, 3/01/25	3,000,000	3,257,100
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,261,200
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,499,112
Macon-Bibb Country Hospital Authority Revenue, Revenue Anticipation Certificates, Medical
Center of Georgia, 5.00%, 8/01/35	5,000,000	5,166,850
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/27	5,000,000	5,162,300
Marietta GO, Park and Recreation Facilities, Series D, 5.00%, 1/01/30	1,500,000	1,680,210
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare System,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,441,000
NATL Insured, 5.50%, 8/01/25	6,000,000	6,060,000
[a]Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,097,700
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture, Refunding,
Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	10,628,600
Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
Series A, 6.80%, 1/01/12	1,500,000	1,608,630
Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,671,950
Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,487,005
Series B, 5.00%, 1/01/20	2,500,000	2,932,975
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured,
5.00%, 6/01/24	3,150,000	3,368,421
Paulding County GO, Courthouse, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,315,560
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,231,040
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State
University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,081,090
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, 5.00%, 9/01/35	15,350,000	16,778,931
Emory University, Refunding, Series C, 5.25%, 9/01/39	5,000,000	5,560,050
Mercer University Project, Refunding, Series A, 5.375%, 10/01/29	2,000,000	2,002,700
Richmond County Development Authority Educational Facilities Revenue, Augusta State
University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,043,900
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co.
Project, 5.80%, 12/01/20	1,500,000	1,504,485
Rockdale County Water and Sewer Authority Revenue, AGMC Insured, 5.00%, 7/01/29	4,000,000	4,302,840
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%,
12/01/30	1,500,000	1,540,230
South Fulton Municipal Regional Water and Sewer Authority Water Revenue, NATL Insured,
Pre-Refunded, 5.00%, 1/01/33	3,500,000	3,871,770
Suwanee GO, NATL Insured, Pre-Refunded, 5.25%, 1/01/32	3,000,000	3,197,460
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D Archbold,
5.25%, 11/01/35	1,000,000	1,015,670
5.375%, 11/01/40	5,000,000	5,068,000
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,047,480

96 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
Center Project,
5.00%, 10/01/33	$2,000,000	$1,997,200
AMBAC Insured, 5.25%, 10/01/27	3,000,000	3,054,390
Walton County Water and Sewer Authority Revenue,
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,311,200
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,117,380
Refunding and Improvement, NATL Insured, 6.00%, 2/01/21	750,000	752,760
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%,
3/01/25	3,000,000	3,017,370
		468,785,935
U.S. Territories 7.2%
Puerto Rico 7.2%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,423,500
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	10,440,000
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	5,230,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	10,000,000	10,578,400
Series C, 5.50%, 8/01/40	5,000,000	5,350,600
Total U.S. Territories		37,022,650
Total Municipal Bonds before Short Term Investments (Cost $475,385,282)		505,808,585
Short Term Investments 2.5%
Municipal Bonds 2.5%
Georgia 1.9%
[b]Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast
Georgia Health Care System, Refunding, Series A, Daily VRDN and Put, 0.25%, 5/15/26	9,755,000	9,755,000
U.S. Territories 0.6%
Puerto Rico 0.6%
[b]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
0.19%, 7/01/32	2,900,000	2,900,000
Total Short Term Investments (Cost $12,655,000)		12,655,000
Total Investments (Cost $488,040,282) 101.0%		518,463,585
Other Assets, less Liabilities (1.0)%		(5,104,484)
Net Assets 100.0%		$513,359,101

See Abbreviations on page 169.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 97

Franklin Tax-Free Trust

Financial Highlights

Franklin Kentucky Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.15	$10.50	$10.57	$11.44	$11.39	$11.41
Income from investment operations[b]:
Net investment income[c]	0.23	0.46	0.47	0.45	0.45	0.47
Net realized and unrealized gains (losses)	0.28	0.66	(0.08)	(0.87)	0.06	(0.02)
Total from investment operations	0.51	1.12	0.39	(0.42)	0.51	0.45
Less distributions from net investment income	(0.23)	(0.47)	(0.46)	(0.45)	(0.46)	(0.47)
Redemption fees[d]	—	—	—	—[e]	—[e]	—[e]
Net asset value, end of period	$11.43	$11.15	$10.50	$10.57	$11.44	$11.39

Total return[f]	4.64%	10.85%	3.76%	(3.81)%	4.57%	4.01%

Ratios to average net assets[g]
Expenses before waiver and payments
by affiliates	0.74%	0.76%	0.76%	0.76%	0.77%	0.78%
Expenses net of waiver and payments
by affiliates	0.74%	0.76%	0.76%	0.75%	0.75%	0.75%
Net investment income	4.03%	4.25%	4.40%	4.05%	4.02%	4.10%

Supplemental data
Net assets, end of period (000’s)	$202,906	$187,618	$162,043	$149,776	$148,224	$128,254
Portfolio turnover rate	3.40%	8.41%	10.40%	9.42%	2.28%	9.43%

98 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.1%
Kentucky 85.1%
Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34	$1,065,000	$1,104,798
Boone County GO, Public Project, 5.00%,
4/01/20	1,310,000	1,374,688
4/01/21	1,000,000	1,046,990
Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
FGIC Insured, 4.70%, 1/01/28	3,000,000	3,066,090
Boone Florence Water Commission Water Supply Systems Revenue, Refunding, NATL RE,
FGIC Insured, 5.00%,
12/01/22	1,200,000	1,262,580
12/01/27	2,000,000	2,045,900
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,336,750
Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32	1,500,000	1,596,930
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue,
NATL Insured, 5.00%, 8/01/37	2,500,000	2,668,225
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/19	1,500,000	1,580,340
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	2,000,000	2,107,120
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%,
8/01/26	2,845,000	3,115,531
Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured Guaranty,
5.50%, 2/01/36	3,000,000	3,214,470
Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
Pre-Refunded, 5.125%, 8/01/20	1,015,000	1,033,108
Fayette County School District Finance Corp. School Building Revenue, Series A, AMBAC Insured,
Pre-Refunded, 5.25%, 4/01/20	2,160,000	2,243,743
Florence GO, Public Project, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/32	1,000,000	1,022,820
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
Refunding, Series A, NATL Insured, 6.10%, 1/01/24	290,000	290,389
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc., Refunding,
AMBAC Insured, 5.75%, 1/01/26	1,000,000	1,003,430
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured,
4.75%, 6/01/27	2,440,000	2,600,552
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
XLCA Insured, 5.00%, 11/01/29	1,000,000	1,072,170
Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
Series A, Pre-Refunded, 6.00%, 6/01/30	1,415,000	1,446,738
Series C, 6.00%, 6/01/30	1,145,000	1,163,412
Series E, 5.70%, 6/01/22	75,000	76,836
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway
Trust, First Series A, 5.00%, 9/01/22	5,000,000	5,972,450
Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
Project Notes, NATL RE, FGIC Insured, 5.00%, 10/01/25	3,000,000	3,332,820
Kentucky Economic Development Finance Authority Health System Revenue, Norton
Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.15%, 10/01/24	160,000	171,376
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24	245,000	287,571
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25	935,000	1,097,466
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	2,000,000	1,880,460

Semiannual Report | 99

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding,
Series A, 5.00%, 5/01/29	$4,000,000	$4,212,280
Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville Arena,
Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,199,680
Kentucky Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments,
GNMA Secured,
5.00%, 4/20/40	2,280,000	2,328,815
5.25%, 4/20/45	1,850,000	1,903,428
Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	1,940,860
Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
6/01/19	1,140,000	1,171,988
6/01/20	1,250,000	1,284,788
6/01/21	1,190,000	1,222,404
Kentucky Rural Water Finance Corp. Public Project Revenue,
Flexible Term Program, Series A, 5.00%, 2/01/26	1,055,000	1,082,936
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,500,000	1,547,475
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
NATL Insured, 5.00%,
9/01/32	5,000,000	5,200,450
9/01/37	4,250,000	4,381,537
Kentucky State Property and Buildings Commission Revenues,
Project No. 62, Refunding, Second Series, 5.25%, 10/01/18	3,000,000	3,068,850
Project No. 69, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/21	2,300,000	2,399,153
Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23	1,100,000	1,242,879
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,666,400
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,106,930
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,110,620
Series A, AMBAC Insured, 5.00%, 7/01/25	1,500,000	1,657,980
Lawrenceburg Water and Sewer Revenue, NATL Insured, 5.00%, 10/01/28	1,730,000	1,766,503
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series A,
5.00%, 7/01/27	4,000,000	4,401,040
Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine University,
Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,586,550
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish
Hospital and St. Mary’s HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	2,000,000	2,149,340
Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters
of Mercy, Cincinnati, 5.00%, 10/01/35	1,500,000	1,500,720
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,
Series A,
AMBAC Insured, 5.00%, 5/15/36	3,000,000	3,152,940
NATL RE, FGIC Insured, 5.00%, 5/15/30	2,420,000	2,426,558
NATL RE, FGIC Insured, 5.00%, 5/15/38	3,000,000	3,116,400
Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,920,520
Series A, AMBAC Insured, 5.00%, 6/01/25	1,000,000	1,073,140
Louisville Parking Authority of River City Revenue, NATL Insured, 5.00%, 6/01/29	3,290,000	3,372,645

100 | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Kentucky (continued)
	Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%,
	7/01/38	$3,000,000	$3,088,110
	Louisville Water Works Board Water System Revenue, Louisville Water Co., AGMC Insured,
	Pre-Refunded,
	5.25%, 11/15/24	2,500,000	2,525,225
	5.50%, 11/15/25	2,000,000	2,021,180
	Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital,
	5.125%, 8/01/37	3,000,000	2,680,770
	6.375%, 8/01/40	2,500,000	2,578,525
	Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27	1,500,000	1,541,865
	Northern Kentucky Water Service District Revenue, NATL Insured, 4.875%, 2/01/20	1,270,000	1,286,180
	Oldham County School District Finance Corp. School Building Revenue, NATL Insured, 5.00%,
	5/01/24	5,680,000	6,068,853
	Owen County Waterworks System Revenue, American Water Co. Project,
	Series A, 6.25%, 6/01/39	2,000,000	2,209,440
	Series A, 5.375%, 6/01/40	2,000,000	2,091,680
	Series B, 5.625%, 9/01/39	2,000,000	2,107,420
	Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	3,000,000	3,265,380
	Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,608,075
	Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding,
	6.00%, 12/01/28	1,000,000	1,186,300
	Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,
	AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,187,350
	Refunding, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,744,487
	Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding, Series A,
	5.00%, 8/01/29	1,000,000	997,530
			172,599,932
	U.S. Territories 11.0%
	Puerto Rico 11.0%
	Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
	5.375%, 5/15/33	1,560,000	1,561,498
	Puerto Rico Commonwealth GO, Public Improvement, Series A,
	5.125%, 7/01/31	3,125,000	3,137,219
Pre	-Refunded, 5.125%, 7/01/31	1,875,000	1,951,500
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Series D, Pre-Refunded, 5.375%, 7/01/36	2,500,000	2,718,100
	Series K, 5.00%, 7/01/27	3,000,000	3,060,330
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.25%, 7/01/36	455,000	459,541
	Refunding, Series N, 5.00%, 7/01/32	3,000,000	3,023,940
	Series D, Pre-Refunded, 5.25%, 7/01/36	995,000	1,080,500
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series C, 5.50%,
	8/01/40	5,000,000	5,350,600
	Total U.S. Territories		22,343,228
	Total Municipal Bonds before Short Term Investments (Cost $186,253,229)		194,943,160

Semiannual Report | 101

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 2.5%
Municipal Bonds 2.5%
Kentucky 2.5%
[a]Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding, Series A,
Daily VRDN and Put, 0.25%, 4/01/37	$1,710,000	$1,710,000
[a]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist
Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.25%, 8/15/38	2,600,000	2,600,000
[a]Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series B,
Daily VRDN and Put, 0.25%, 7/01/38	800,000	800,000
Total Short Term Investments (Cost $5,110,000)		5,110,000
Total Investments (Cost $191,363,229) 98.6%		200,053,160
Other Assets, less Liabilities 1.4%		2,852,354
Net Assets 100.0%		$202,905,514

See Abbreviations on page 169.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

102 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Louisiana Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.28	$10.43	$10.74	$11.61	$11.52	$11.68
Income from investment operations[b]:
Net investment income[c]	0.24	0.48	0.48	0.47	0.48	0.50
Net realized and unrealized gains (losses)	0.36	0.85	(0.32)	(0.87)	0.10	(0.16)
Total from investment operations	0.60	1.33	0.16	(0.40)	0.58	0.34
Less distributions from net investment income	(0.24)	(0.48)	(0.47)	(0.47)	(0.49)	(0.50)
Redemption fees[d]	—	—	—	—[e]	—[e]	—
Net asset value, end of period	$11.64	$11.28	$10.43	$10.74	$11.61	$11.52

Total return[f]	5.42%	12.99%	1.53%	(3.57)%	5.14%	2.99%

Ratios to average net assets[g]
Expenses	0.67%	0.69%	0.71%	0.71%	0.73%	0.73%
Net investment income	4.17%	4.40%	4.45%	4.14%	4.22%	4.30%

Supplemental data
Net assets, end of period (000’s)	$360,308	$327,368	$266,905	$234,314	$220,927	$188,333
Portfolio turnover rate	2.55%	4.45%	11.73%	11.57%	5.71%	9.78%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 103

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Louisiana Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41	$10.54	$10.85	$11.73	$11.63	$11.79
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.42	0.41	0.43	0.44
Net realized and unrealized gains (losses)	0.37	0.86	(0.32)	(0.88)	0.09	(0.16)
Total from investment operations	0.58	1.29	0.10	(0.47)	0.52	0.28
Less distributions from net investment income	(0.21)	(0.42)	(0.41)	(0.41)	(0.42)	(0.44)
Redemption fees[d]	—	—	—	—[e]	—[e]	—
Net asset value, end of period	$11.78	$11.41	$10.54	$10.85	$11.73	$11.63

Total return[f]	5.15%	12.44%	0.96%	(4.16)%	4.61%	2.40%

Ratios to average net assets[g]
Expenses	1.22%	1.24%	1.26%	1.26%	1.28%	1.28%
Net investment income	3.62%	3.85%	3.90%	3.59%	3.67%	3.75%

Supplemental data
Net assets, end of period (000’s)	$75,276	$64,018	$41,646	$35,085	$29,028	$23,319
Portfolio turnover rate	2.55%	4.45%	11.73%	11.57%	5.71%	9.78%

104 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited)

	Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds 99.0%
	Louisiana 87.0%
	Alexandria Sales and Use Tax Revenue, 5.00%,
	8/01/26	$1,710,000	$1,921,988
	8/01/27	1,790,000	1,997,336
	8/01/28	1,875,000	2,077,050
	Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,709,550
	Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20	1,900,000	2,043,545
	Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
	Project, NATL Insured, 5.25%,
	5/01/21	1,505,000	1,526,868
	5/01/33	2,500,000	2,460,750
	De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
	5.65%, 12/01/21	1,000,000	1,002,840
	De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%,
	9/01/29	11,500,000	11,623,970
	East Baton Rouge Mortgage Finance Authority SFR, Mortgage Backed Securities Program,
	Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	900,000	932,994
	Series A-2, GNMA Secured, 5.10%, 10/01/40	985,000	1,020,962
	East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, 5.00%, 5/01/25	3,325,000	3,583,618
	East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST,
	FGIC Insured, Pre-Refunded, 5.00%, 2/01/20	1,000,000	1,029,450
	East Baton Rouge Parish Sales Tax Revenue,
	Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24	2,000,000	2,152,920
	Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,114,310
	Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,900,311
	East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%,
	2/01/34	2,500,000	2,734,325
	2/01/39	6,500,000	7,060,755
	England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, 5.00%, 8/15/19	5,000,000	5,635,650
	Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
	11/01/27	5,000,000	5,213,250
	Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured,
	5.00%, 4/01/29	3,060,000	3,169,242
	Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%,
	10/01/29	2,925,000	3,109,743
	Jefferson Sales Tax District Special Sales Tax Revenue, Special Tax Bond, AMBAC Insured,
Pre	-Refunded, 5.00%, 12/01/20	4,195,000	4,439,149
	Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,359,850
	Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,229,150
	Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc. Project,
	Assured Guaranty, 5.75%, 10/01/29	750,000	811,650
	Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,882,982
	Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,433,416
	NATL Insured, 5.00%, 10/01/22	1,500,000	1,591,290
	Lafayette Public Trust Financing Authority SFMR, Series A, FHA Insured, ETM, 7.20%,
	4/01/11	30,000	31,174
	Lafayette Utilities Revenue, NATL Insured, 5.00%, 11/01/28	5,000,000	5,301,750
	Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
	4/01/29	2,200,000	2,325,158

Semiannual Report | 105

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana HFA, SFMR, Home Ownership Program,
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32	$1,495,000	$1,532,719
Series A, GNMA Secured, 5.50%, 6/01/40	4,525,000	4,817,813
Series B, GNMA Secured, 6.125%, 12/01/33	830,000	911,050
Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20	320,000	327,216
Louisiana Local Government Environmental Facilities and CDA Airport Revenue, Monroe Regional
Airport Terminal, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,159,960
Louisiana Local Government Environmental Facilities and CDA Revenue,
Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29	1,000,000	1,056,070
Delgado Community College Foundation Project, NATL Insured, 6.00%, 10/01/29	1,000,000	1,021,830
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,679,350
Denham Springs Sewer District No.1, Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,927,862
Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31	3,000,000	3,046,770
East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,619,705
East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,177,079
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,466,184
Jefferson Parish, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,201,000
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21	2,215,000	2,230,793
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	5,000,000	5,331,750
LCTCS Facilities Corp. Project, 5.00%, 10/01/25	2,650,000	2,949,317
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/27	5,250,000	5,789,070
Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,838,316
NATL Insured, 5.00%, 12/01/26	3,000,000	3,106,680
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26	2,000,000	2,003,740
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	2,000,000	1,998,660
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,951,771
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,742,350
Southeastern Louisiana Student Housing, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	3,030,630
[a]Louisiana PFAR, Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	4,860,900
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	3,887,660
Lafayette General Medical Center, Refunding, 5.50%, 11/01/40	5,000,000	5,116,200
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,500,000	3,292,170
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	5,000,000	5,022,600
Centenary College Project, Refunding, 5.75%, 2/01/29	7,300,000	6,315,814
Christus Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,573,800
Dillard University Project, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 8/01/26	1,540,000	1,678,246
FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33	5,000,000	5,163,900
Grambling University Project, Black and Gold Facilities Project, Series A, CIFG Insured,
5.00%, 7/01/30	5,000,000	4,614,750
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,188,650
Mortgage Purchase, HFA, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,510,000	1,512,295
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,018,808
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,321,450
Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%,
7/01/27	3,000,000	3,256,710

106 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	$5,000,000	$5,150,500
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,918,550
Louisiana State Gas and Fuels Tax Revenue, Series A,
AGMC Insured, 5.00%, 5/01/31	15,000,000	15,900,450
AMBAC Insured, 5.00%, 6/01/27	3,500,000	3,609,515
AMBAC Insured, 5.00%, 6/01/32	5,000,000	5,119,600
NATL RE, FGIC Insured, 5.00%, 5/01/35	2,300,000	2,373,094
Louisiana State GO,
Match, Refunding, Series B, CIFG Insured, 5.00%, 7/15/24	3,475,000	3,838,346
Match, Refunding, Series B, CIFG Insured, 5.00%, 7/15/25	1,765,000	1,941,571
Series A, 5.00%, 5/01/22	1,250,000	1,443,513
Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
AMBAC Insured, 5.00%, 5/01/21	2,500,000	2,556,575
Refunding, 5.00%, 3/01/18	2,000,000	2,269,560
Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project, Refunding,
5.00%, 10/01/20	5,000,000	5,100,900
Louisiana State University and Agricultural and Mechanical College Board Revenue,
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,343,100
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,119,610
Auxiliary, Series A, 5.00%, 7/01/40	5,000,000	5,212,650
Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27	1,500,000	1,564,575
Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road, Refunding,
Assured Guaranty,
5.375%, 3/01/24	1,035,000	1,107,564
5.50%, 3/01/25	2,145,000	2,296,995
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1,
Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,333,220
New Orleans GO,
Drain Systems, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,006,000
Public Improvement, AMBAC Insured, 5.25%, 12/01/29	1,485,000	1,517,700
Public Improvement, FGIC Insured, 5.25%, 12/01/21	1,295,000	1,312,107
Public Improvement, FGIC Insured, 5.125%, 12/01/26	2,000,000	2,016,020
Radian Insured, 5.125%, 12/01/30	10,055,000	10,276,914
Refunding, NATL Insured, 5.125%, 9/01/21	2,000,000	2,104,320
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	530,335
Orleans Parish Parishwide School District GO, Refunding,
[a]AGMC Insured, 5.00%, 9/01/20	4,000,000	4,633,960
Series B, FGIC Insured, 5.50%, 9/01/20	1,000,000	1,000,000
Orleans Parish School Board GO, Series 95, FGIC Insured, 5.75%, 9/01/18	1,950,000	1,950,000
Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue, FGIC Insured,
Pre-Refunded, 5.75%, 9/01/24	1,410,000	1,438,200
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,117,950

Semiannual Report | 107

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
9/01/10	$435,000	$435,000
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	5,000,000	5,174,950
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	2,500,000	2,507,325
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,023,650
St. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	2,859,906
5.00%, 8/01/44	3,290,000	3,388,371
St. Tammany’s Public Trust Financing Authority SFMR, Series A, FHA Insured, ETM, 7.20%,
7/01/11	50,000	52,889
Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33	2,155,000	2,180,666
University of Louisiana System Board of Supervisors Lease Revenue, Northwestern State
University Wellness, AMBAC Insured, 5.10%, 4/01/24	1,000,000	1,003,400
		378,898,185
U.S. Territories 12.0%
Puerto Rico 11.2%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	6,945,000	7,583,454
Series A, 5.00%, 7/01/33	615,000	620,443
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	10,440,000
Puerto Rico Electric Power Authority Power Revenue,
Series CCC, 5.25%, 7/01/27	5,000,000	5,456,750
Series WW, 5.25%, 7/01/33	6,450,000	6,739,798
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.50%, 8/01/42	6,000,000	6,380,160
Series B, 6.375%, 8/01/39	10,000,000	11,355,700
		48,576,305
U.S. Virgin Islands 0.8%
Virgin Islands PFAR, Matching Fund Loan, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,623,200

Total U.S. Territories		52,199,505
Total Municipal Bonds before Short Term Investments (Cost $411,697,113)		431,097,690
Short Term Investments 1.9%
Municipal Bonds 1.9%
Louisiana 1.8%
[b]Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, Refunding, Series D, Daily VRDN and Put, 0.26%, 7/01/28	5,800,000	5,800,000
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
First Stage, ACES, Refunding, Daily VRDN and Put, 0.25%, 9/01/17	1,900,000	1,900,000
		7,700,000

108 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
U.S. Territories 0.1%
Puerto Rico 0.1%
[b]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
0.19%, 7/01/32	$400,000	$400,000
Total Short Term Investments (Cost $8,100,000)		8,100,000
Total Investments (Cost $419,797,113) 100.8%		439,197,690
Other Assets, less Liabilities (0.8)%		(3,613,957)
Net Assets 100.0%		$435,583,733

See Abbreviations on page 169.

aSecurity purchased on a when-issued or delayed delivery basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 109

Franklin Tax-Free Trust
Financial Highlights

Franklin Maryland Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.30	$10.35	$10.81	$11.84	$11.77	$11.80
Income from investment operations[b]:
Net investment income[c]	0.23	0.49	0.49	0.48	0.49	0.51
Net realized and unrealized gains (losses)	0.44	0.95	(0.47)	(1.03)	0.08	(0.03)
Total from investment operations	0.67	1.44	0.02	(0.55)	0.57	0.48
Less distributions from net investment income	(0.24)	(0.49)	(0.48)	(0.48)	(0.50)	(0.51)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.73	$11.30	$10.35	$10.81	$11.84	$11.77

Total return[f]	6.05%	14.17%	0.20%	(4.80)%	4.96%	4.11%

Ratios to average net assets[g]
Expenses	0.65%	0.66%	0.67%	0.67%	0.68%	0.69%
Net investment income	4.06%	4.44%	4.56%	4.18%	4.21%	4.29%

Supplemental data
Net assets, end of period (000’s)	$544,640	$511,636	$426,218	$417,427	$410,890	$369,205
Portfolio turnover rate	6.02%	7.33%	8.94%	10.28%	7.84%	8.00%

110 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Maryland Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.46	$10.50	$10.95	$11.99	$11.91	$11.93
Income from investment operations[b]:
Net investment income[c]	0.20	0.43	0.44	0.43	0.43	0.45
Net realized and unrealized gains (losses)	0.46	0.96	(0.47)	(1.05)	0.08	(0.03)
Total from investment operations	0.66	1.39	(0.03)	(0.62)	0.51	0.42
Less distributions from net investment income	(0.21)	(0.43)	(0.42)	(0.42)	(0.43)	(0.44)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.91	$11.46	$10.50	$10.95	$11.99	$11.91

Total return[f]	5.84%	13.45%	(0.26)%	(5.35)%	4.42%	3.57%

Ratios to average net assets[g]
Expenses	1.20%	1.21%	1.22%	1.22%	1.23%	1.24%
Net investment income	3.51%	3.89%	4.01%	3.63%	3.66%	3.74%

Supplemental data
Net assets, end of period (000’s)	$158,922	$142,575	$101,328	$82,927	$71,937	$59,915
Portfolio turnover rate	6.02%	7.33%	8.94%	10.28%	7.84%	8.00%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 111

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Maryland Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.30	$10.69
Income from investment operations[b]:
Net investment income[c]	0.24	0.33
Net realized and unrealized gains (losses)	0.44	0.61
Total from investment operations	0.68	0.94
Less distributions from net investment income	(0.25)	(0.33)
Net asset value, end of period	$11.73	$11.30

Total return[d]	6.09%	8.83%

Ratios to average net assets[e]
Expenses	0.55%	0.56%
Net investment income	4.16%	4.54%

Supplemental data
Net assets, end of period (000’s)	$4,129	$3,504
Portfolio turnover rate	6.02%	7.33%

112 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%
Maryland 75.3%
Anne Arundel County GO, Refunding, 4.625%, 3/01/32	$2,000,000	$2,057,160
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27,
5.00%, 1/01/28	2,000,000	2,078,000
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	23,095,000	21,141,163
Baltimore County GO, Refunding, 4.00%, 8/01/28	5,315,000	5,696,936
Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32	1,000,000	1,040,450
Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A, 6.50%,
10/01/11	1,850,000	1,856,956
Baltimore Project Revenue,
Subordinated, Water Projects, Series A, 5.375%, 7/01/34	750,000	815,550
Subordinated, Water Projects, Series A, 5.75%, 7/01/39	1,250,000	1,413,262
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,379,400
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/33	5,355,000	5,846,910
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,423,850
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	1,987,177
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,308,525
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31	2,855,000	3,130,907
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32	2,120,000	2,323,690
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,740,000	11,980,318
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,480,400
Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
5.375%, 1/01/16	2,000,000	1,990,880
5.50%, 1/01/19	1,000,000	951,140
5.625%, 1/01/25	2,000,000	1,843,480
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding,
5.625%, 9/01/38	5,000,000	5,072,250
Frederick GO, Public Improvements, Series A, 5.00%, 3/01/34	5,000,000	5,535,400
Harford County GO, Consolidated Public Improvement, Pre-Refunded, 4.45%, 1/15/17	1,125,000	1,153,710
Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11	430,000	431,922
Maryland State Community Development Administration Department of Housing and CDR,
Housing, Refunding, Series A, 6.00%, 7/01/32	4,000,000	4,002,600
Residential, Series B, 4.75%, 9/01/39	5,335,000	5,416,572
Residential, Series C, 5.375%, 9/01/39	10,000,000	10,506,700
Residential, Series C, 5.65%, 9/01/48	6,700,000	7,143,071
Residential, Series D, 5.25%, 9/01/29	2,550,000	2,556,018
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,864,200
Maryland State EDC Student Housing Revenue,
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
7/01/30	3,245,000	2,927,055
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
7/01/35	3,675,000	3,229,112
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25	2,500,000	2,535,975
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28	2,000,000	2,015,740
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33	9,370,000	9,331,396
Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
AMBAC Insured, 5.00%, 7/01/19	1,675,000	1,711,816
Maryland State GO, State and Local Facilities Loan,
Refunding, First Series C, 4.00%, 3/01/22	9,000,000	9,962,010
Refunding, Third Series C, 4.00%, 11/01/19	10,000,000	11,684,600

	Semiannual Report | 113

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State GO, State and Local Facilities Loan, (continued)
Refunding, Third Series C, 5.00%, 11/01/19	$8,000,000	$10,014,880
Second Series B, 4.00%, 8/01/21	14,000,000	15,637,160
Third Series A, 5.00%, 11/01/21	5,000,000	6,090,800
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System, Series A, 6.75%, 7/01/29	2,000,000	2,350,200
Anne Arundel Health System, Series A, 6.75%, 7/01/39	2,000,000	2,345,400
Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34	2,500,000	2,910,900
Anne Arundel Medical Center, AGMC Insured, 5.125%, 7/01/33	8,365,000	8,373,449
Carroll County General Hospital, 6.00%, 7/01/26	2,000,000	2,072,960
Carroll County General Hospital, 5.80%, 7/01/32	5,000,000	5,117,750
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	6,854,437
Catholic Health Initiatives, Series A, 6.00%, 12/01/20	715,000	728,135
Edenwald, Series A, 5.40%, 1/01/31	1,000,000	933,310
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,457,510
Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37	9,395,000	9,575,478
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,446,281
LifeBridge Health, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,311,000
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	10,293,813
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,035,800
Maryland Institute College of Art, 5.00%, 6/01/36	5,000,000	5,099,950
Maryland Institute College of Art, 5.00%, 6/01/40	6,000,000	6,092,280
Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36	3,600,000	3,739,392
Mercy Medical Center, Refunding, 5.625%, 7/01/31	5,500,000	5,523,980
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	9,641,700
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	657,699
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	4,844,000
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%,
7/01/38	6,200,000	6,269,254
Peninsula Regional Medical Center, 5.00%, 7/01/36	6,625,000	6,830,574
Roland Park Place Project, Refunding, 5.625%, 7/01/18	2,500,000	2,500,525
Roland Park Place Project, Refunding, 5.625%, 7/01/24	2,680,000	2,643,070
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32	29,000,000	29,731,380
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38	5,805,000	6,080,215
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,050,878
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,754,500
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,533,875
Washington County Hospital, 5.75%, 1/01/38	2,500,000	2,561,275
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	17,068,298
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,243,988
Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27	8,000,000	8,239,760
Maryland State Transportation Authority Transportation Facility Projects Revenue,
AGMC Insured, 5.00%, 7/01/27	5,890,000	6,357,018
AGMC Insured, 5.00%, 7/01/31	7,455,000	7,956,647
AGMC Insured, 5.00%, 7/01/32	7,165,000	7,633,806
AGMC Insured, 5.00%, 7/01/34	7,500,000	7,960,200
Series A, 5.00%, 7/01/23	2,795,000	3,320,991

114 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%,
11/01/20	$10,000,000	$11,521,700
8/01/21	16,250,000	18,515,575
Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, NATL RE,
FGIC Insured, 5.00%, 7/01/32	6,450,000	6,664,075
Prince George’s County GO, Consolidated Public Improvement, 4.40%, 9/15/22	10,000,000	10,451,100
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured,
4.75%, 6/30/30	4,000,000	4,120,160
Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
4/01/27	425,000	469,616
4/01/32	1,500,000	1,657,470
		533,110,515
District of Columbia 0.4%
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
7/01/32	2,500,000	2,720,900
U.S. Territories 22.8%
Puerto Rico 22.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	2,100,000	2,276,925
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.25%, 7/01/27	1,520,000	1,583,582
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	4,360,000	4,537,888
Refunding, AGMC Insured, 5.25%, 7/01/27	1,015,000	1,025,333
Refunding, AGMC Insured, 5.125%, 7/01/30	2,870,000	2,891,439
Refunding, Series A, FGIC Insured, 5.50%, 7/01/21	10,000,000	11,148,800
Refunding, Series A, FGIC Insured, 5.50%, 7/01/22	5,000,000	5,556,300
Series A, 5.00%, 7/01/27	6,250,000	6,365,312
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	5,000,000	5,577,150
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	5,000,000	5,181,650
Series D, Pre-Refunded, 5.25%, 7/01/38	5,000,000	5,424,850
Series G, 5.00%, 7/01/33	2,170,000	2,189,205
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	5,000,000	4,980,450
FGIC Insured, 5.00%, 7/01/24	5,000,000	5,157,650
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	10,000,000	10,483,800
Series II, Pre-Refunded, 5.25%, 7/01/31	3,000,000	3,299,130
Series WW, 5.50%, 7/01/38	5,000,000	5,326,500
Series XX, 5.25%, 7/01/40	13,500,000	14,121,405
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,527,397
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.25%, 7/01/36	520,000	525,190
Refunding, Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,755,482
Refunding, Series N, 5.00%, 7/01/32	5,000,000	5,039,900
Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,235,000
Series D, Pre-Refunded, 5.25%, 7/01/36	1,480,000	1,607,176

Semiannual Report | 115

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
first sub., Series A, 5.75%, 8/01/37	$11,425,000	$12,393,497
first sub., Series A, 6.00%, 8/01/42	18,160,000	20,126,728
first sub., Series C, 5.25%, 8/01/41	1,300,000	1,365,546
University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30	4,000,000	4,045,440
		157,748,725
U.S. Virgin Islands 0.5%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,124,760
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,030,870
		3,155,630
Total U.S. Territories		160,904,355
Total Municipal Bonds before Short Term Investments (Cost $668,891,692)		696,735,770
Short Term Investments 0.3%
Municipal Bonds 0.3%
Maryland 0.3%
[a]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,
Series A, Daily VRDN and Put, 0.25%, 7/01/38	1,400,000	1,400,000
Series B, Daily VRDN and Put, 0.25%, 7/01/38	1,000,000	1,000,000
Total Short Term Investments (Cost $2,400,000)		2,400,000
Total Investments (Cost $671,291,692) 98.8%		699,135,770
Other Assets, less Liabilities 1.2%		8,555,391
Net Assets 100.0%		$707,691,161

See Abbreviations on page 169.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

116 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Missouri Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.98	$11.28	$11.52	$12.37	$12.31	$12.32
Income from investment operations[b]:
Net investment income[c]	0.25	0.51	0.52	0.51	0.52	0.53
Net realized and unrealized gains (losses)	0.36	0.70	(0.25)	(0.85)	0.06	(0.01)
Total from investment operations	0.61	1.21	0.27	(0.34)	0.58	0.52
Less distributions from net investment income	(0.26)	(0.51)	(0.51)	(0.51)	(0.52)	(0.53)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.33	$11.98	$11.28	$11.52	$12.37	$12.31

Total return[f]	5.15%	10.93%	2.39%	(2.86)%	4.85%	4.33%

Ratios to average net assets[g]
Expenses	0.63%	0.65%	0.65%	0.66%	0.66%	0.66%
Net investment income	4.11%	4.37%	4.50%	4.24%	4.25%	4.31%

Supplemental data
Net assets, end of period (000’s)	$951,069	$863,925	$691,272	$622,913	$613,125	$562,235
Portfolio turnover rate	2.97%	5.87%	12.44%	16.11%	19.77%	15.32%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 117

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Missouri Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.07	$11.35	$11.60	$12.45	$12.39	$12.39
Income from investment operations[b]:
Net investment income[c]	0.22	0.45	0.46	0.45	0.45	0.47
Net realized and unrealized gains (losses)	0.35	0.72	(0.26)	(0.86)	0.06	—[d]
Total from investment operations	0.57	1.17	0.20	(0.41)	0.51	0.47
Less distributions from net investment income	(0.22)	(0.45)	(0.45)	(0.44)	(0.45)	(0.47)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.42	$12.07	$11.35	$11.60	$12.45	$12.39

Total return[f]	4.82%	10.44%	1.81%	(3.45)%	4.25%	3.82%

Ratios to average net assets[g]
Expenses	1.18%	1.20%	1.20%	1.21%	1.21%	1.21%
Net investment income	3.56%	3.82%	3.95%	3.69%	3.70%	3.76%

Supplemental data
Net assets, end of period (000’s)	$144,894	$120,256	$84,637	$71,563	$70,148	$68,807
Portfolio turnover rate	2.97%	5.87%	12.44%	16.11%	19.77%	15.32%

118 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Missouri Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.98	$11.48
Income from investment operations[b]:
Net investment income[c]	0.26	0.35
Net realized and unrealized gains (losses)	0.37	0.49
Total from investment operations	0.63	0.84
Less distributions from net investment income	(0.27)	(0.34)
Net asset value, end of period	$12.34	$11.98

Total return[d]	5.29%	7.37%

Ratios to average net assets[e]
Expenses	0.53%	0.55%
Net investment income	4.21%	4.47%

Supplemental data
Net assets, end of period (000’s)	$39,777	$12,860
Portfolio turnover rate	2.97%	5.87%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 119

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.1%
Missouri 81.8%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%,
10/01/35	$5,000,000	$5,268,301
10/01/39	16,300,000	17,087,127
Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue, Metrolink Cross
County Project, Series B, AGMC Insured, 5.00%, 10/01/32	7,300,000	7,483,668
Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
10/20/22	1,515,000	1,535,528
Cape Girardeau County IDA Health Care Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	7,035,225
St. Francis Medical Center, Series A, 5.50%, 6/01/27	6,350,000	6,511,735
St. Francis Medical Center, Series A, 5.50%, 6/01/32	5,000,000	5,087,300
St. Francis Medical Center, Series A, 5.75%, 6/01/39	2,650,000	2,798,771
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper
Products, 5.30%, 5/15/28	6,875,000	6,880,775
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,
5.625%, 3/01/34	1,000,000	1,089,470
6.00%, 3/01/39	1,000,000	1,105,910
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation
Obligation, Series A, 5.75%, 10/01/33	10,290,000	11,778,654
Curators of the University of Missouri System Facilities Revenue,
Series A, 5.00%, 11/01/33	5,000,000	5,395,600
Series A, 5.00%, 11/01/35	20,000,000	21,413,600
System Facilities, Refunding, Series A, 5.00%, 11/01/25	5,750,000	6,269,973
System Facilities, Refunding, Series A, 5.00%, 11/01/26	3,625,000	3,936,605
Dunklin County COP, NATL RE, FGIC Insured, 5.00%, 12/01/24	1,000,000	1,094,550
Florissant COP, NATL RE, FGIC Insured, 5.00%, 8/01/22	1,285,000	1,332,352
Grandview COP, NATL RE, FGIC Insured, 5.00%, 1/01/23	2,410,000	2,488,928
Gravois Bluffs Transportation Development District Transportation Sales Tax Revenue,
Refunding, 4.75%, 5/01/32	4,895,000	4,168,778
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	1,018,740
Independence School District GO, Missouri Direct Deposit Program,
Series A, 5.00%, 3/01/27	3,300,000	3,751,209
Series A, 5.00%, 3/01/28	3,000,000	3,378,930
Series A, 5.00%, 3/01/29	3,000,000	3,353,130
Series C, 5.00%, 3/01/30	4,075,000	4,544,236
Jackson County Consolidated School District No. 2 GO, Missouri Direct Deposit Program,
5.20%, 3/01/20	2,000,000	2,043,640
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and
Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,385,240
Jackson County Reorganized School District No. 7 Lee’s Summit GO, Missouri Direct Deposit
Program, Refunding and Improvement, AGMC Insured, 5.00%, 3/01/21	5,700,000	6,044,394
Jackson County Special Obligation Revenue,
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28	2,500,000	2,636,900
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29	26,925,000	28,535,653
NATL Insured, 5.00%, 12/01/27	3,105,000	3,211,315
Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
AMBAC Insured, Pre-Refunding, 5.00%, 12/01/26	4,500,000	4,551,615

120 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Jefferson County Consolidated School District No. 006 Lease Participation COP,
AGMC Insured, 5.00%, 3/01/25	$1,050,000	$1,142,285
Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
5.50%, 2/15/29	2,000,000	2,022,640
5.75%, 2/15/35	2,500,000	2,529,400
Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
5.00%, 12/01/24	4,470,000	4,934,657
4.50%, 12/01/32	10,000,000	10,178,900
5.00%, 12/01/32	15,000,000	15,780,150
Kansas City Sanitation Sewer System Revenue, Series A, 5.25%, 1/01/34	4,000,000	4,386,560
Kansas City Special Obligation Revenue, Arena Project, Refunding and Improvement, Series C,
5.125%, 4/01/38	10,000,000	10,313,000
Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured Guaranty,
5.00%, 4/15/31	6,860,000	7,432,741
Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
Center Project, NATL Insured, 5.00%, 7/01/27	1,730,000	1,725,986
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,114,824
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
12/01/14	655,000	646,629
12/01/26	800,000	637,584
Lee’s Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22	1,500,000	1,666,965
Lee’s Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22	1,995,000	2,070,790
Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,441,669
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,261,400
Series A, NATL Insured, 5.00%, 5/01/34	24,730,000	25,794,379
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	24,289,958
Missouri Development Finance Board Cultural Facilities Revenue,
Nelson Gallery Foundation, Series A, NATL Insured, 5.00%, 12/01/30	9,500,000	9,689,050
Series B, 5.00%, 6/01/37	28,435,000	30,342,135
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, 6.00%, 1/01/39	10,000,000	10,850,700
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,352,473
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	34,282,093
Series A, AMBAC Insured, 5.00%, 1/01/32	6,000,000	6,270,720
Series A, AMBAC Insured, 5.00%, 1/01/42	15,795,000	16,076,783
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%,
4/01/23	1,200,000	1,223,640
Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
5.125%, 5/01/26	3,960,000	4,055,872
Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
St. Louis Project, Series A, 5.40%, 9/01/18	7,420,000	7,441,889
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and
Gamble Paper Product, 5.20%, 3/15/29	3,000,000	3,338,370
Missouri State Environmental Improvement and Energy Resources Authority PCR, St. Joseph
Light and Power Co. Project, Refunding, AMBAC Insured, 5.85%, 2/01/13	2,100,000	2,108,064
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
State Revolving Fund, Series A, 7.00%, 10/01/10	135,000	135,689
State Revolving Fund, Series A, 6.55%, 7/01/14	560,000	562,425

Semiannual Report | 121

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, (continued)
State Revolving Fund, Series A, 5.75%, 1/01/16	$120,000	$120,449
State Revolving Fund, Series B, 7.125%, 12/01/10	65,000	65,338
State Revolving Fund, Series B, 5.80%, 1/01/15	100,000	100,374
State Revolving Fund, Series B, 7.20%, 7/01/16	675,000	678,287
State Revolving Fund, Series B, AGMC Insured, 6.05%, 7/01/16	475,000	476,891
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/22	10,000,000	12,123,800
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/23	14,000,000	16,856,700
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,434,783
State Revolving Funds, Series B, 5.50%, 7/01/21	60,000	60,143
State Revolving Funds, Series B, Pre-Refunded, 5.50%, 7/01/21	1,380,000	1,385,686
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution
Control and Drinking Water Revenue, State Revolving Funds Programs, Series A, 5.75%,
1/01/29	2,500,000	3,027,800
Missouri State GO,
State Water Pollution Control, Series A, 5.00%, 6/01/26	3,785,000	3,919,784
Stormwater Control, Series A, 5.00%, 6/01/26	1,895,000	1,962,481
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
The Washington University, Refunding, Series B, 5.00%, 3/01/30	14,000,000	14,157,780
The Washington University, Series A, 5.00%, 1/15/37	10,880,000	11,637,139
The Washington University, Series A, 5.00%, 11/15/37	9,150,000	9,222,011
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,791,674
Webster University, NATL Insured, 5.30%, 4/01/27	8,000,000	8,026,240
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, 5.50%, 11/15/39	14,325,000	14,713,637
Freeman Health Systems Project, 5.25%, 2/15/28	2,750,000	2,749,835
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%,
8/15/21	4,585,000	4,632,363
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%,
8/15/28	4,900,000	4,827,088
Lake of the Ozarks General Hospital, 6.25%, 2/15/11	95,000	95,351
Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21	330,000	331,280
Lake Regional Health Systems Project, 5.60%, 2/15/25	1,250,000	1,278,225
Lake Regional Health Systems Project, 5.70%, 2/15/34	2,750,000	2,797,438
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	16,923,100
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,309,680
St. Luke’s Episcopal, 5.00%, 12/01/34	7,500,000	7,457,700
St. Luke’s Episcopal, Presbyterian Hospital, AGMC Insured, 5.25%, 12/01/26	8,500,000	8,551,340
St. Luke’s Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,678,700
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,181,426
Missouri State Health and Educational Facilities Authority Revenue,
Children’s Mercy Hospital, 5.625%, 5/15/39	7,500,000	7,897,125
Educational Facilities, Washington University, Series A, 5.00%, 2/15/33	15,125,000	15,721,530
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
2/01/22	2,900,000	2,967,889
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
2/01/27	2,700,000	2,701,755
Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25	1,500,000	1,509,960
Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35	4,655,000	4,589,411
SSM Health Care System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28	16,385,000	17,130,845

122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	$6,875,000	$8,343,019
5.00%, 5/01/21	5,000,000	6,006,700
first lien, Series B, 5.00%, 5/01/24	11,005,000	12,498,378
Series A, 5.00%, 5/01/24	1,150,000	1,348,168
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	1,245,000	1,231,591
Series B, GNMA Secured, 6.45%, 9/01/27	155,000	155,126
Series C, GNMA Secured, 5.00%, 3/01/32	1,250,000	1,324,938
Series C-1, GNMA Secured, 5.90%, 9/01/25	710,000	713,074
Series C-1, GNMA Secured, 5.95%, 3/01/28	505,000	505,444
Series D, GNMA Secured, 4.70%, 3/01/35	4,000,000	4,085,360
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,920,000	1,946,323
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,
5.00%, 11/15/20	1,000,000	1,049,010
5.00%, 11/15/21	1,000,000	1,046,840
5.00%, 11/15/22	1,000,000	1,044,370
5.00%, 11/15/28	1,965,000	2,021,572
5.125%, 11/15/33	2,755,000	2,808,888
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education,
Assured Guaranty, 5.00%, 3/01/27	6,690,000	7,358,130
Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%,
8/20/39	1,600,000	1,617,088
Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
5/01/20	1,500,000	1,564,590
5/01/27	2,000,000	2,008,860
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385
Project, Refunding, Radian Insured, 5.00%, 3/01/27	5,000,000	4,795,500
Saint Louis Airport Revenue, Lambert International Airport, Refunding, Series A,
AGMC Insured, 5.00%, 7/01/23	14,615,000	16,169,159
Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
5.625%, 8/15/18	2,735,000	2,684,320
5.70%, 8/15/28	5,250,000	4,558,313
Springfield Public Building Corp. Leasehold Revenue,
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,803,996
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,196,750
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,085,470
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, AGMC Insured,
5.00%, 3/01/26	5,000,000	5,567,350
St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
NATL Insured, 5.25%, 12/01/28	1,000,000	1,015,820
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
4/01/27	2,655,000	2,758,864
St. Louis Airport Revenue,
Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/31	18,835,000	19,595,557
Lambert, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,834,386
Lambert, St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	8,320,000	9,025,203

Semiannual Report | 123

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	$2,150,000	$2,178,358
Series D, Pre-Refunded, 5.375%, 7/01/33	5,885,000	6,404,057
Series I, 5.00%, 7/01/36	14,450,000	14,513,869
Series I, Pre-Refunded, 5.375%, 7/01/34	10,000,000	11,696,400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Refunding, Series C, 5.375%, 8/01/36	6,900,000	7,338,426
Series A, 5.25%, 8/01/27	5,000,000	5,433,200
Series A, 5.50%, 8/01/37	9,000,000	9,626,940
Series A, 5.375%, 8/01/39	2,000,000	2,115,680
Series A, 6.00%, 8/01/42	6,330,000	7,015,539
Series B, 6.375%, 8/01/39	10,000,000	11,355,700
Series C, 5.50%, 8/01/40	15,000,000	16,051,800
Series C, 5.25%, 8/01/41	7,500,000	7,878,150
Total U.S. Territories		196,089,592
Total Municipal Bonds before Short Term Investments
(Cost $1,074,314,758)		1,125,599,668
Short Term Investments 1.2%
Municipal Bonds 1.2%
Missouri 1.2%
[a]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
Foundation, Refunding, Series A, Daily VRDN and Put, 0.25%, 12/01/37	2,700,000	2,700,000
[a]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.23%, 10/01/35	2,000,000	2,000,000
St. Louis University, Series A, Daily VRDN and Put, 0.25%, 10/01/16	3,565,000	3,565,000
St. Louis University, Series B, Daily VRDN and Put, 0.23%, 10/01/24	5,100,000	5,100,000
The Washington University, Series B, Daily VRDN and Put, 0.21%, 2/15/33	500,000	500,000
Total Short Term Investments (Cost $13,865,000)		13,865,000
Total Investments (Cost $1,088,179,758) 100.3%		1,139,464,668
Other Assets, less Liabilities (0.3)%		(3,724,819)
Net Assets 100.0%		$1,135,739,849

See Abbreviations on page 169.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 125

Franklin Tax-Free Trust
Financial Highlights

Franklin North Carolina Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.15	$11.37	$11.46	$12.38	$12.31	$12.37
Income from investment operations[b]:
Net investment income[c]	0.25	0.51	0.51	0.50	0.51	0.53
Net realized and unrealized gains (losses)	0.37	0.77	(0.11)	(0.92)	0.08	(0.06)
Total from investment operations	0.62	1.28	0.40	(0.42)	0.59	0.47
Less distributions from net investment income	(0.26)	(0.50)	(0.49)	(0.50)	(0.52)	(0.53)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.51	$12.15	$11.37	$11.46	$12.38	$12.31

Total return[f]	5.15%	11.47%	3.60%	(3.55)%	4.89%	3.86%

Ratios to average net assets[g]
Expenses	0.63%	0.64%	0.64%	0.65%	0.66%	0.66%
Net investment income	4.02%	4.25%	4.41%	4.11%	4.15%	4.27%

Supplemental data
Net assets, end of period (000’s)	$1,017,710	$924,905	$742,759	$673,785	$626,783	$509,309
Portfolio turnover rate	1.62%	8.85%	7.09%	12.03%	9.79%	5.01%

126 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin North Carolina Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.30	$11.49	$11.58	$12.51	$12.44	$12.48
Income from investment operations[b]:
Net investment income[c]	0.22	0.44	0.45	0.44	0.45	0.46
Net realized and unrealized gains (losses)	0.36	0.81	(0.11)	(0.94)	0.07	(0.04)
Total from investment operations	0.58	1.25	0.34	(0.50)	0.52	0.42
Less distributions from net investment income	(0.22)	(0.44)	(0.43)	(0.43)	(0.45)	(0.46)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.66	$12.30	$11.49	$11.58	$12.51	$12.44

Total return[f]	4.80%	11.01%	2.99%	(4.13)%	4.26%	3.42%

Ratios to average net assets[g]
Expenses	1.18%	1.19%	1.19%	1.20%	1.21%	1.21%
Net investment income	3.47%	3.70%	3.86%	3.56%	3.60%	3.72%

Supplemental data
Net assets, end of period (000’s)	$263,922	$224,584	$151,193	$123,593	$117,566	$99,649
Portfolio turnover rate	1.62%	8.85%	7.09%	12.03%	9.79%	5.01%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 127

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin North Carolina Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.15	$11.64
Income from investment operations[b]:
Net investment income[c]	0.25	0.35
Net realized and unrealized gains (losses)	0.37	0.50
Total from investment operations	0.62	0.85
Less distributions from net investment income	(0.26)	(0.34)
Net asset value, end of period	$12.51	$12.15

Total return[d]	5.21%	7.33%

Ratios to average net assets[e]
Expenses	0.53%	0.54%
Net investment income	4.12%	4.35%

Supplemental data
Net assets, end of period (000’s)	$21,370	$14,704
Portfolio turnover rate	1.62%	8.85%

128 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.6%
North Carolina 80.0%
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%,
10/01/38	$7,600,000	$6,304,504
Appalachian State University Revenue, Refunding, NATL Insured, 5.00%, 7/15/30	2,000,000	2,086,660
Asheville Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 8/01/25	1,000,000	1,043,580
NATL Insured, 5.00%, 8/01/32	2,110,000	2,244,090
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, 5.00%,
4/01/27	1,500,000	1,584,825
4/01/28	1,750,000	1,842,925
Buncombe County COP, NATL Insured, 5.00%, 4/01/22	1,000,000	1,104,700
Buncombe County Metropolitan Sewer District Sewer System Revenue, Series A, 5.00%,
7/01/34	2,620,000	2,864,053
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%, 8/01/35	21,000,000	22,722,210
Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33	5,405,000	5,858,371
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%,
7/01/32	20,680,000	21,552,282
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%,
7/01/36	13,085,000	13,574,510
Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,092,329
Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,173,750
Series A, NATL Insured, 5.00%, 7/01/34	15,130,000	15,445,612
Charlotte COP,
Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25	7,230,000	7,397,158
Governmental Facilities Projects, Series G, 5.00%, 6/01/28	3,000,000	3,146,310
Refunding, 5.00%, 6/01/33	2,500,000	2,694,275
Refunding, Series C, 5.00%, 6/01/39	6,000,000	6,461,640
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,283,020
Charlotte GO, Series C, 5.00%, 7/01/27	2,010,000	2,112,068
Charlotte Storm Water Fee Revenue,
5.00%, 6/01/35	10,000,000	10,672,000
Refunding, 5.00%, 6/01/25	1,000,000	1,064,560
Charlotte Water and Sewer System Revenue,
5.125%, 6/01/26	6,000,000	6,207,300
5.00%, 7/01/38	6,775,000	7,344,574
Refunding, 5.00%, 7/01/34	7,030,000	7,729,274
Refunding, Series B, 5.00%, 7/01/38	15,000,000	16,528,650
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31	3,865,000	3,904,423
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,261,560
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,500,895
Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/31	1,135,000	1,165,827
Refunding, 5.00%, 1/15/39	15,000,000	15,531,600
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,220,100
Columbus County Industrial Facilities and PCFA Revenue, International Paper, 5.70%,
5/01/34	2,500,000	2,617,000
Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and
Mental Health, AGMC Insured, Pre-Refunded, 5.625%, 6/01/24	5,000,000	5,201,300

Semiannual Report | 129

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Dare County COP,
AMBAC Insured, 5.125%, 6/01/21	$650,000	$680,472
AMBAC Insured, 5.00%, 6/01/23	3,000,000	3,202,620
AMBAC Insured, 5.00%, 6/01/29	5,295,000	5,497,640
NATL RE, FGIC Insured, 5.00%, 6/01/23	2,655,000	2,923,872
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,369,600
Durham County Enterprise System Revenue, NATL Insured, 5.00%, 6/01/23	1,670,000	1,805,888
Fayetteville Public Works Commission Revenue, Fayetteville Public Works, Series B, 5.00%,
3/01/35	1,000,000	1,083,400
Gastonia Combined Utilities System Revenue, AGMC Insured, 5.00%, 5/01/25	1,000,000	1,021,650
Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
6/01/21	390,000	408,143
6/01/22	350,000	366,282
Greensboro HDC, Mortgage Revenue, Refunding, Series A, NATL Insured, 6.70%,
1/01/24	1,200,000	1,200,660
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A,
AGMC Insured, 5.00%, 11/01/33	6,000,000	6,426,900
Guilford County GO, Refunding, Series C, 5.00%, 2/01/22	5,920,000	7,170,718
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
5.45%, 11/01/33	4,000,000	3,783,560
Refunding, 6.45%, 11/01/29	3,900,000	3,937,245
Harnett County COP,
AGMC Insured, 5.125%, 12/01/23	1,000,000	1,060,940
Assured Guaranty, 5.00%, 6/01/28	1,000,000	1,107,340
Assured Guaranty, 5.00%, 6/01/29	500,000	549,725
Henderson County COP, Henderson County School Project, AMBAC Insured, Pre-Refunded,
5.00%, 3/01/21	1,000,000	1,033,390
High Point Combined Enterprise System Revenue,
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,428,350
NATL RE, FGIC Insured, 5.00%, 11/01/31	11,000,000	11,524,700
Iredell County COP, Iredell County School Project, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,391,840
5.00%, 6/01/28	1,000,000	1,082,590
Johnston Memorial Hospital Authority Mortgage Revenue, AGMC Insured, 5.25%,
10/01/36	7,000,000	7,370,440
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	386,348
Mecklenburg County GO, Public Improvement, Series B, Pre-Refunded, 4.70%, 2/01/20	3,000,000	3,175,620
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,684,790
3/01/39	1,085,000	1,195,486
Nash Health Care System Health Care Facilities Revenue, AGMC Insured, 5.00%,
11/01/30	2,250,000	2,363,647
New Hanover County COP, New Hanover County Projects, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/22	5,000,000	5,344,100
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project,
Refunding, Series B, AGMC Insured,
5.00%, 10/01/27	3,500,000	3,720,290
5.125%, 10/01/31	8,385,000	8,900,091

130 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33	$3,000,000	$3,002,040
Meredith College, AMBAC Insured, ETM, 4.875%, 6/01/24	1,000,000	1,005,020
Wake Forest University, 5.00%, 1/01/38	11,200,000	12,109,664
North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,594,666
Refunding, Series A, 5.00%, 10/01/44	7,050,000	7,422,945
Refunding, Series B, 5.00%, 10/01/38	9,950,000	10,771,273
Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,378,900
Series A, 5.00%, 10/01/39	3,615,000	3,834,250
Series A, Pre-Refunded, 5.25%, 7/01/42	10,000,000	11,020,100
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,755,460
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,840,600
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,554,045
Series C, 6.75%, 1/01/24	3,500,000	4,287,010
North Carolina HFAR,
Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33	10,000,000	10,075,900
SF, Refunding, Series DD, FHA Insured, 6.20%, 9/01/27	470,000	486,911
SFR, Series AA, 6.25%, 3/01/17	205,000	205,021
SFR, Series RR, FHA Insured, 5.85%, 9/01/28	1,095,000	1,095,788
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	16,500,000	17,361,700
FirstHealth Carolinas Project, Series A, 6.125%, 10/01/39	11,315,000	12,096,866
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,135,250
Refunding, NATL RE, FGIC Insured, 5.00%, 1/01/33	10,805,000	10,989,333
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	630,000	630,706
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,220,476
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,106,200
WakeMed Project, AMBAC Insured, 5.00%, 10/01/32	4,205,000	4,237,799
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/29	1,500,000	1,602,465
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/38	6,000,000	6,317,160
WakeMed Project, Series A, Assured Guaranty, 5.875%, 10/01/38	2,515,000	2,671,282
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination,
Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,174,450
North Carolina Medical Care Commission Hospital Revenue,
Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12	720,000	746,914
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,920,000	2,195,098
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,590,966
Mission-St. Joseph’s Health System Project, Refunding, NATL Insured, 5.125%,
10/01/28	1,770,000	1,774,797
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,406,300
Northeast Medical Center, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30	1,580,000	1,609,009
Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17	2,780,000	2,788,952
Southeastern Regional Medical Center, 6.25%, 6/01/29	4,000,000	4,037,160
Southeastern Regional Medical Center, 5.375%, 6/01/32	3,500,000	3,526,740
Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19	1,090,000	1,093,608

Semiannual Report | 131

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina Medical Care Commission Revenue,
Betsy Johnson Project, AGMC Insured, 5.125%, 10/01/32	$4,500,000	$4,587,615
Chatham Hospital Project, NATL Insured, 5.25%, 2/01/31	4,450,000	4,583,945
Morehead Memorial Hospital, AGMC Insured, 5.00%, 11/01/26	2,000,000	2,097,180
Novant Health Obligation Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,968,851
Rowan Regional Medical Center, AGMC Insured, 5.00%, 9/01/33	25,970,000	26,420,839
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	2,500,000	2,714,175
Refunding, Series A, 5.00%, 1/01/30	4,670,000	4,929,979
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,733,650
Series A, NATL Insured, 5.25%, 1/01/19	5,000,000	5,277,450
Series A, NATL Insured, 5.25%, 1/01/20	1,500,000	1,579,080
North Carolina State Capital Improvement Limited Obligation Revenue,
Annual Appropriation, Series A, 5.00%, 5/01/26	10,020,000	11,345,546
Capital Improvement, Series A, AGMC Insured, 5.00%, 5/01/22	6,595,000	7,561,497
Series A, 5.00%, 5/01/28	5,000,000	5,585,400
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
5.00%, 6/01/33	1,500,000	1,544,040
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	12,124,100
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	28,089,571
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,323,847
Refunding, Series B, 5.00%, 6/01/19	15,000,000	18,675,000
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A,
5.25%, 2/01/40	6,000,000	6,220,680
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A,
Assured Guaranty,
5.50%, 1/01/29	6,400,000	7,045,312
5.75%, 1/01/39	12,120,000	13,126,687
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,041,270
6.25%, 10/01/38	2,000,000	2,095,620
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,693,661
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,094,500
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,122,150
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial
Hospital Project, NATL Insured, 5.00%,
4/01/31	5,920,000	6,088,365
10/01/34	6,000,000	6,144,960
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A,
NATL Insured, 5.00%, 6/01/33	7,500,000	7,989,675
Pasquotank County COP, NATL Insured, 5.00%, 6/01/25	1,400,000	1,467,508
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,584,175
Pitt County Revenue, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,058,470
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/31	10,360,000	10,975,384
Refunding, Series A, 5.00%, 3/01/23	3,780,000	4,692,265
Series A, 5.00%, 3/01/36	6,000,000	6,381,540

132 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	$6,070,000	$6,398,387
Raleigh-Durham Airport Authority Airport Revenue,
[a]Refunding, Series A, 5.00%, 5/01/36	10,950,000	11,756,139
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,767,640
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/31	8,000,000	8,134,960
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/25	6,480,000	6,747,430
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	10,025,625
Union County COP, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,317,350
University of North Carolina at Asheville Revenue, General,
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/27	790,000	817,579
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/27	410,000	442,976
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of
North Carolina, General,
5.00%, 12/01/28	1,000,000	1,067,420
5.00%, 12/01/31	9,000,000	9,887,040
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,253,834
Series A, 5.00%, 12/01/25	4,000,000	4,103,480
University of North Carolina at Charlotte Revenue, General, Series B, AGMC Insured, 5.00%,
4/01/32	5,000,000	5,304,350
University of North Carolina at Greensboro Revenue,
General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,083,300
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/26	4,940,000	5,125,892
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,248,300
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,754,780
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,834,795
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	2,000,294
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,651,002
University of North Carolina System Pool Revenue,
AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,620,725
Series A, AMBAC Insured, 5.00%, 4/01/27	785,000	817,664
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	1,315,000	1,439,465
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,399,400
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,102,500
Wake County GO, Limited Obligation Bonds, Series 2009, 5.00%, 6/01/36	5,000,000	5,407,750
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project,
Refunding, 5.375%, 2/01/17	8,000,000	8,474,160
Wake County Revenue, 5.00%,
1/01/33	10,820,000	11,840,110
1/01/37	12,000,000	13,023,240
Western Carolina University Research and Development Corp. COP, Western Carolina University
Student Housing, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,299,100
Wilkes County COP,
NATL Insured, 5.00%, 6/01/31	4,295,000	4,508,719
NATL Insured, 5.00%, 6/01/36	6,085,000	6,321,341
Public Improvements Project, AGMC Insured, 5.375%, 12/01/20	1,000,000	1,017,570
Wilmington COP,
AMBAC Insured, 5.00%, 9/01/29	1,000,000	1,059,290
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,586,279

	Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Wilmington COP, (continued)
Series A, 5.00%, 6/01/33	$6,000,000	$6,428,880
Series A, 5.00%, 6/01/38	7,625,000	8,102,782
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,
6/01/28	700,000	761,243
6/01/33	1,000,000	1,060,970
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,741,040
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,181,890
Winston-Salem Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,485,450
Pre-Refunded, 5.125%, 6/01/20	2,500,000	2,615,350
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,249,267
		1,042,719,841
U.S. Territories 18.6%
Puerto Rico 18.1%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
Refunding, 5.50%, 5/15/39	7,000,000	6,184,640
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	2,100,000	2,276,925
Puerto Rico Commonwealth GO,
Public Improvement, AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	4,805,000	5,001,044
Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	3,445,000	3,470,734
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	5,000,000	5,239,100
Public Improvement, Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,847,000
Public Improvement, Series A, 5.375%, 7/01/28	4,925,000	4,965,287
Public Improvement, Series A, 5.125%, 7/01/31	3,265,000	3,277,766
Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28	2,405,000	2,508,078
Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	1,000,000	1,040,800
Series A, 5.00%, 7/01/26	8,050,000	8,245,857
Series A, 5.25%, 7/01/37	5,000,000	5,120,550
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	85,000	85,007
Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	3,060,000	3,130,625
Refunding, Series H, 5.00%, 7/01/35	1,490,000	1,502,009
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,436,200
Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,254,910
Series H, Pre-Refunded, 5.00%, 7/01/35	2,790,000	3,150,496
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	8,000,000	7,968,720
Puerto Rico Electric Power Authority Power Revenue,
Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,646,050
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,567,270
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,189,090
Series TT, 5.00%, 7/01/32	10,100,000	10,310,080
Series WW, 5.50%, 7/01/38	6,700,000	7,137,510
Series XX, 5.25%, 7/01/40	15,600,000	16,318,068

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	$1,790,000	$1,813,610
Refunding, Series N, 5.00%, 7/01/32	10,000,000	10,079,800
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,667,550
Series D, Pre-Refunded, 5.375%, 7/01/33	5,210,000	5,669,522
Series I, 5.00%, 7/01/36	2,405,000	2,415,630
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	20,000,000	21,156,800
Series A, 5.50%, 8/01/42	5,750,000	6,114,320
Series A, 6.00%, 8/01/42	45,750,000	50,704,725
Series C, 5.50%, 8/01/40	5,000,000	5,350,600
		235,846,373
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,740,405

Total U.S. Territories		241,586,778
Total Municipal Bonds before Short Term Investments
(Cost $1,223,895,487)		1,284,306,619
Short Term Investments 1.1%
Municipal Bonds 1.1%
North Carolina 1.1%
[b]Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare
System, Refunding, Series C, Daily VRDN and Put, 0.26%, 1/15/26	4,300,000	4,300,000
[b]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest
University, Refunding, Series D, Daily VRDN and Put, 0.26%, 7/01/34	3,700,000	3,700,000
[b]North Carolina Medical Care Commission Hospital Revenue,
Iredell Memorial Hospital, Refunding, Daily VRDN and Put, 0.25%, 10/01/37	4,900,000	4,900,000
Pooled Financing Project, ACES, Series B, Daily VRDN and Put, 0.25%, 10/01/13	1,700,000	1,700,000
Total Short Term Investments (Cost $14,600,000)		14,600,000
Total Investments (Cost $1,238,495,487) 99.7%		1,298,906,619
Other Assets, less Liabilities 0.3%		4,095,212
Net Assets 100.0%		$1,303,001,831

See Abbreviations on page 169.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 135

Franklin Tax-Free Trust
Financial Highlights

Franklin Virginia Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$10.95	$11.12	$11.85	$11.85	$11.91
Income from investment operations[b]:
Net investment income[c]	0.24	0.49	0.49	0.49	0.50	0.51
Net realized and unrealized gains (losses)	0.31	0.68	(0.18)	(0.73)	—[d]	(0.06)
Total from investment operations	0.55	1.17	0.31	(0.24)	0.50	0.45
Less distributions from net investment income	(0.25)	(0.49)	(0.48)	(0.49)	(0.50)	(0.51)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$11.93	$11.63	$10.95	$11.12	$11.85	$11.85

Total return[f]	4.77%	10.82%	2.80%	(2.13)%	4.37%	3.88%

Ratios to average net assets[g]
Expenses	0.64%	0.65%	0.66%	0.66%	0.66%	0.67%
Net investment income	4.07%	4.27%	4.42%	4.18%	4.25%	4.27%

Supplemental data
Net assets, end of period (000’s)	$740,612	$675,934	$547,261	$494,276	$493,441	$473,956
Portfolio turnover rate	3.54%	6.08%	8.75%	18.28%	8.51%	5.80%

136 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Virginia Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$11.08	$11.24	$11.97	$11.96	$12.02
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.43	0.43	0.44	0.45
Net realized and unrealized gains (losses)	0.32	0.68	(0.18)	(0.74)	0.01	(0.06)
Total from investment operations	0.53	1.11	0.25	(0.31)	0.45	0.39
Less distributions from net investment income	(0.22)	(0.42)	(0.41)	(0.42)	(0.44)	(0.45)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.08	$11.77	$11.08	$11.24	$11.97	$11.96

Total return[f]	4.51%	10.18%	2.30%	(2.65)%	3.84%	3.27%

Ratios to average net assets[g]
Expenses	1.19%	1.20%	1.21%	1.21%	1.20%	1.22%
Net investment income	3.52%	3.72%	3.87%	3.63%	3.71%	3.72%

Supplemental data
Net assets, end of period (000’s)	$136,768	$119,921	$73,493	$60,372	$56,793	$51,461
Portfolio turnover rate	3.54%	6.08%	8.75%	18.28%	8.51%	5.80%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 137

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Virginia Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$11.15
Income from investment operations[b]:
Net investment income[c]	0.25	0.33
Net realized and unrealized gains (losses)	0.30	0.47
Total from investment operations	0.55	0.80
Less distributions from net investment income	(0.25)	(0.32)
Net asset value, end of period	$11.93	$11.63

Total return[d]	4.82%	7.26%

Ratios to average net assets[e]
Expenses	0.54%	0.55%
Net investment income	4.17%	4.37%

Supplemental data
Net assets, end of period (000’s)	$8,202	$7,601
Portfolio turnover rate	3.54%	6.08%

138 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited)

	Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds 97.8%
	Virginia 73.0%
	Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
	7/01/28	$5,000,000	$5,001,550
	Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
	6.30%, 12/01/25	2,000,000	2,006,140
	Series A, 6.55%, 12/01/25	5,000,000	5,030,100
	Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	1,245,000	1,500,922
	Capital Region Airport Commission Airport Revenue, AGMC Insured, 5.00%,
	7/01/31	2,000,000	2,145,680
	7/01/38	5,895,000	6,210,559
	Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34	1,000,000	1,012,080
	Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,513,175
	Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
	7/15/19	2,640,000	2,655,180
	7/15/32	8,000,000	8,023,840
	Chesterfield County EDA, PCR, Virginia Electric and Power, Refunding, Series A, 5.00%,
	5/01/23	5,000,000	5,506,100
	Dinwiddie County IDA Lease Revenue, Refunding, Series B, NATL Insured, 5.00%, 2/15/30	1,410,000	1,434,069
	Fairfax County EDA Revenue, National Wildlife Federation, NATL Insured, 5.375%, 9/01/29	8,000,000	8,011,360
	Fairfax County IDAR, Health Care, Inova Health System Project,
	Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,789,590
	Series A, 5.50%, 5/15/35	10,000,000	10,999,800
	Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center, Refunding,
	Series A, FHA Insured,
	5.90%, 6/15/17	755,000	756,042
	6.00%, 12/15/28	1,000,000	1,001,380
	Fairfax County Water Authority Water Revenue,
Pre	-Refunded, 5.00%, 4/01/27	2,830,000	3,040,128
	Refunding, 5.00%, 4/01/27	11,420,000	11,848,022
	Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B,
	AGMC Insured, 5.00%,
	4/01/29	5,115,000	5,360,264
	4/01/35	6,000,000	6,199,980
	Gloucester County IDA Lease Revenue, Courthouse Project, NATL Insured, Pre-Refunded, 5.50%,
	11/01/30	1,715,000	1,746,487
	Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured,
	5.00%, 6/15/30	17,555,000	18,034,252
	Hampton Convention Center Revenue, Refunding, AMBAC Insured,
	5.25%, 1/15/23	3,000,000	3,132,720
	5.125%, 1/15/28	2,605,000	2,684,687
	5.00%, 1/15/35	7,600,000	7,719,852
	Hampton Roads Sanitation District Wastewater Revenue, Hampton Roads,
	5.00%, 4/01/33	10,000,000	10,879,500
	Refunding, 5.00%, 4/01/38	24,470,000	26,420,504
	Harrisonburg GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/29	1,000,000	1,033,420
	Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
	8/15/42	8,095,000	7,794,999
	8/15/46	15,000,000	14,326,200

Semiannual Report | 139

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
Series A, 6.60%, 5/01/24	$2,000,000	$2,027,520
Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18	4,155,000	4,211,259
King George County IDA Lease Revenue, AGMC Insured, 5.00%, 3/01/32	3,595,000	3,737,326
Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project, Series C,
5.00%, 12/01/36	5,000,000	5,398,950
Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
6.10%, 6/01/32	1,500,000	1,658,610
Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33	15,060,000	15,922,034
Louisa IDA, PCR, Virginia Electric and Power Co. Project, Mandatory Put 12/01/11, Series C,
5.00%, 11/01/35	5,000,000	5,247,950
Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29	5,545,000	5,932,207
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,057,880
Montgomery County EDA Revenue, Technology Foundation, Refunding, Series A, 5.00%,
6/01/39	8,500,000	9,280,300
Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
1/15/22	1,000,000	1,028,800
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	6,930,300
Newport News EDA, EDR, Series A, 5.00%, 1/15/31	5,870,000	6,273,445
Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
6.25%, 8/01/36	2,950,000	2,953,511
Newport News Water Revenue, AGMC Insured, 5.00%, 6/01/37	1,345,000	1,446,790
Norfolk Airport Authority Revenue, Series B, NATL RE, FGIC Insured, 5.125%, 7/01/31	1,440,000	1,433,506
Norfolk Water Revenue, NATL Insured, 5.90%, 11/01/25	5,000,000	5,015,400
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, 5.00%, 7/01/33	2,600,000	2,655,692
Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, Pre-Refunded,
5.00%, 2/01/34	1,000,000	1,074,900
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,768,397
Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
Refunding, FHA Insured, 8.70%, 8/01/23	50,000	50,000
Pittsylvania County GO, Series B, 5.75%, 2/01/30	5,800,000	6,629,980
Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
7/15/33	1,000,000	1,026,770
Powhatan County GO, Refunding, 5.00%, 1/15/32	5,140,000	5,656,107
Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
AMBAC Insured, 6.00%, 12/01/33	2,080,000	2,079,542
Prince William County Service Authority Water and Sewer System Revenue, Refunding, 5.00%,
7/01/32	1,750,000	1,891,435
Richmond GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/15/19	3,690,000	3,878,116
Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
1/01/31	4,400,000	4,502,784
Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
8/01/22	2,000,000	2,036,900
Richmond Public Utility Revenue,
AGMC Insured, 5.00%, 1/15/35	3,500,000	3,700,550
AGMC Insured, Pre-Refunded, 5.00%, 1/15/33	8,500,000	9,046,890
Refunding, 5.00%, 1/15/35	11,495,000	12,500,927

140 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
7/01/28	$7,000,000	$7,474,600
7/01/32	22,000,000	22,994,180
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%,
10/15/37	10,000,000	10,794,300
Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
Series A, NATL Insured, 5.25%, 8/01/31	5,000,000	5,339,500
Series C, NATL Insured, 5.00%, 8/01/35	7,735,000	7,975,559
XLCA Insured, 5.00%, 8/01/37	3,985,000	4,084,227
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation, 5.25%,
6/15/37	5,000,000	5,081,800
University of Virginia Revenue,
General, 5.00%, 6/01/37	8,935,000	9,507,734
General, Refunding, 5.00%, 6/01/40	16,750,000	18,262,525
Series B, 5.00%, 6/01/33	14,000,000	14,633,920
Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27	5,635,000	6,270,290
Virginia College Building Authority Educational Facilities Revenue,
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,385,336
Public Higher Education Financing Program, Series B, 5.00%, 9/01/25	13,205,000	15,477,845
Public Higher Education Financing Program, Series B, 5.00%, 9/01/29	5,010,000	5,693,214
Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/21	5,000,000	5,264,400
Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/31	4,050,000	4,264,164
Virginia Commonwealth Transportation Board Transportation Revenue,
Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27	8,920,000	9,219,177
U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24	2,000,000	2,066,240
U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26	10,000,000	10,331,200
Virginia Port Authority Port Facility Revenue,
NATL Insured, 4.75%, 7/01/28	1,500,000	1,528,410
Refunding, 5.00%, 7/01/40	6,000,000	6,350,640
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40	23,000,000	24,672,330
Virginia State HDA, Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36	10,000,000	10,989,500
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,779,597
Series B, 5.00%, 6/01/45	3,050,000	3,143,147
Series E, 5.00%, 10/01/44	6,540,000	6,722,074
Series F, 5.05%, 12/01/44	12,125,000	12,522,215
Series F, 5.00%, 4/01/45	2,125,000	2,184,245
Virginia State Public School Authority Revenue, School Financing,
1997 Resolution, Series A, 5.00%, 8/01/30	2,200,000	2,492,028
Series A, Pre-Refunded, 5.00%, 8/01/20	3,000,000	3,159,240
Series A, Pre-Refunded, 5.00%, 8/01/21	4,000,000	4,212,320
Series C, Pre-Refunded, 5.00%, 8/01/22	2,000,000	2,106,160
Series C, Pre-Refunded, 5.00%, 8/01/26	10,925,000	11,504,899
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School
Financing, 6.00%, 12/01/32	5,000,000	5,730,100
Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
8/01/27	3,000,000	3,017,070

Semiannual Report | 141

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue,
Refunding, 5.00%, 11/01/40	$11,750,000	$12,998,420
Senior Series A, 5.00%, 11/01/31	5,000,000	5,446,900
Senior Series A, 5.00%, 11/01/36	4,915,000	5,266,717
Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33	4,615,000	4,854,149
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	385,000	439,920
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,753,552
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,752,719
Virginia State Resources Authority Water and Sewer System Revenue, Tuckahoe Service District
Project, 5.00%, 11/01/35	1,125,000	1,164,971
Winchester IDA Hospital Revenue, Valley Health System Obligation, Series E, 5.625%,
1/01/44	3,350,000	3,479,377
		646,264,271
District of Columbia 8.1%
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,276,540
Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,842,880
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,284,399
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/25	1,000,000	1,033,930
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,900,532
Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32	6,655,000	7,333,877
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien,
Series A,
5.00%, 10/01/39	10,000,000	10,452,300
5.25%, 10/01/44	12,000,000	12,728,520
Metropolitan Washington D.C. Airports Authority General Airport Revenue, Refunding, Series A,
NATL RE, FGIC Insured, 5.00%, 10/01/27	5,000,000	5,041,450
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
7/01/32	2,000,000	2,176,720
		72,071,148
U.S. Territories 16.7%
Puerto Rico 16.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	1,100,000	1,192,675
Assured Guaranty, 5.00%, 7/01/28	7,000,000	7,490,420
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,423,500
Series A, 5.125%, 7/01/28	5,000,000	5,088,350
Series A, 5.00%, 7/01/29	8,000,000	8,116,240
Series A, 5.125%, 7/01/31	3,315,000	3,327,961
Series A, 5.00%, 7/01/33	900,000	907,965
Series A, 6.00%, 7/01/38	5,000,000	5,387,300
Series A, Pre-Refunded, 5.125%, 7/01/31	1,685,000	1,753,748
Series A, Pre-Refunded, 5.00%, 7/01/33	1,100,000	1,242,131
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	4,500,000	5,574,465

142 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Series D, Pre-Refunded, 5.375%, 7/01/36	$5,000,000	$5,436,200
Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,254,910
Series G, 5.00%, 7/01/33	1,695,000	1,710,001
Series G, Pre-Refunded, 5.00%, 7/01/33	3,305,000	3,732,039
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,567,270
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,189,090
Series TT, 5.00%, 7/01/32	10,000,000	10,208,000
Series WW, 5.50%, 7/01/38	6,700,000	7,137,510
Series XX, 5.25%, 7/01/40	8,400,000	8,786,652
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,580,000	2,628,014
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	1,315,000	1,332,345
Refunding, Series N, 5.00%, 7/01/32	5,000,000	5,039,900
Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,235,000
Series D, Pre-Refunded, 5.375%, 7/01/33	3,685,000	4,010,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	6,000,000	6,347,040
Series A, 6.00%, 8/01/42	20,000,000	22,166,000
Series C, 5.50%, 8/01/40	10,000,000	10,701,200
Total U.S. Territories		147,985,943
Total Municipal Bonds before Short Term Investments (Cost $824,679,271)		866,321,362
Short Term Investments 1.1%
Municipal Bonds 1.1%
Virginia 0.9%
[a]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project,
Refunding, Daily VRDN and Put, 0.25%,
8/01/31	745,000	745,000
8/01/33	6,800,000	6,800,000
		7,545,000
U.S. Territories 0.2%
Puerto Rico 0.2%
[a]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
Put, 0.19%, 7/01/32	1,700,000	1,700,000
Total Short Term Investments (Cost $9,245,000)		9,245,000
Total Investments (Cost $833,924,271) 98.9%		875,566,362
Other Assets, less Liabilities 1.1%		10,015,389
Net Assets 100.0%		$885,581,751

See Abbreviations on page 169.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 143

Franklin Tax-Free Trust

Financial Statements

Statements of Assets and Liabilities
August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$295,816,854	$1,207,272,384	$488,040,282
Value	$306,216,853	$1,274,587,574	$518,463,585
Cash	405,204	45,946	11,148
Receivables:
Capital shares sold	337,005	1,380,652	2,500,542
Interest	4,149,765	18,526,712	5,489,461
Other assets	354	1,565	550
Total assets	311,109,181	1,294,542,449	526,465,286
Liabilities:
Payables:
Investment securities purchased	—	—	11,517,163
Capital shares redeemed	434,679	1,919,460	647,928
Affiliates	193,423	699,426	315,225
Distributions to shareholders	289,668	1,313,557	584,989
Accrued expenses and other liabilities	31,759	114,844	40,880
Total liabilities	949,529	4,047,287	13,106,185
Net assets, at value	$310,159,652	$1,290,495,162	$513,359,101
Net assets consist of:
Paid-in capital	$300,453,827	$1,225,294,985	$487,219,755
Undistributed net investment income (distributions in excess of net
investment income)	20,919	217,213	(239,386)
Net unrealized appreciation (depreciation)	10,399,999	67,315,190	30,423,303
Accumulated net realized gain (loss)	(715,093)	(2,332,226)	(4,044,571)
Net assets, at value	$310,159,652	$1,290,495,162	$513,359,101
Class A:
Net assets, at value	$254,587,050	$1,145,464,651	$395,546,403
Shares outstanding	22,231,591	97,989,668	32,132,573
Net asset value per share[a]	$11.45	$11.69	$12.31
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.96	$12.21	$12.86
Class B:
Net assets, at value	—	$19,580,478	—
Shares outstanding	—	1,661,262	—
Net asset value and maximum offering price per share[a]	—	$11.79	—
Class C:
Net assets, at value	$55,572,602	$125,450,033	$117,812,698
Shares outstanding	4,805,474	10,568,561	9,465,289
Net asset value and maximum offering price per share[a]	$11.56	$11.87	$12.45

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
144 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$191,363,229	$419,797,113	$671,291,692
Value	$200,053,160	$439,197,690	$699,135,770
Cash	55,261	4,196	129,745
Receivables:
Capital shares sold	713,774	1,296,289	2,835,160
Interest	2,525,156	5,438,993	7,538,509
Other assets	220	463	783
Total assets	203,347,571	445,937,631	709,639,967
Liabilities:
Payables:
Investment securities purchased	—	9,491,322	—
Capital shares redeemed	120,228	169,010	845,550
Affiliates	114,491	258,685	430,675
Distributions to shareholders	182,410	398,875	616,145
Accrued expenses and other liabilities	24,928	36,006	56,436
Total liabilities	442,057	10,353,898	1,948,806
Net assets, at value	$202,905,514	$435,583,733	$707,691,161
Net assets consist of:
Paid-in capital	$196,280,668	$418,371,833	$681,681,079
Distributions in excess of net investment income	(98,927)	(76,127)	(580,498)
Net unrealized appreciation (depreciation)	8,689,931	19,400,577	27,844,078
Accumulated net realized gain (loss)	(1,966,158)	(2,112,550)	(1,253,498)
Net assets, at value	$202,905,514	$435,583,733	$707,691,161
Class A:
Net assets, at value	$202,905,514	$360,307,688	$544,640,311
Shares outstanding	17,748,402	30,956,128	46,433,106
Net asset value per share[a]	$11.43	$11.64	$11.73
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.94	$12.16	$12.25
Class C:
Net assets, at value	—	$75,276,045	$158,922,186
Shares outstanding	—	6,391,658	13,348,173
Net asset value and maximum offering price per share[a]	—	$11.78	$11.91
Advisor Class:
Net assets, at value	—	—	$4,128,664
Shares outstanding	—	—	351,969
Net asset value and maximum offering price per share	—	—	$11.73

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 145

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$1,088,179,758	$1,238,495,487	$833,924,271
Value	$1,139,464,668	$1,298,906,619	$875,566,362
Cash	90,990	125,714	94,267
Receivables:
Capital shares sold	3,495,843	4,794,357	2,145,172
Interest	13,410,922	15,183,865	9,956,703
Other assets	1,165	1,353	942
Total assets	1,156,463,588	1,319,011,908	887,763,446
Liabilities:
Payables:
Investment securities purchased	16,295,010	11,562,715	—
Capital shares redeemed	2,683,855	2,423,152	806,966
Affiliates	618,710	758,071	502,376
Distributions to shareholders	1,053,063	1,172,148	808,109
Accrued expenses and other liabilities	73,101	93,991	64,244
Total liabilities	20,723,739	16,010,077	2,181,695
Net assets, at value	$1,135,739,849	$1,303,001,831	$885,581,751
Net assets consist of:
Paid-in capital	$1,089,661,105	$1,242,983,153	$846,221,695
Undistributed net investment income (distributions in excess of net
investment income)	(325,255)	(40,208)	82,683
Net unrealized appreciation (depreciation)	51,284,910	60,411,132	41,642,091
Accumulated net realized gain (loss)	(4,880,911)	(352,246)	(2,364,718)
Net assets, at value	$1,135,739,849	$1,303,001,831	$885,581,751
Class A:
Net assets, at value	$951,068,532	$1,017,709,863	$740,611,843
Shares outstanding	77,115,590	81,352,857	62,086,739
Net asset value per share[a]	$12.33	$12.51	$11.93
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.88	$13.07	$12.46
Class C:
Net assets, at value	$144,893,821	$263,921,883	$136,768,008
Shares outstanding	11,661,714	20,841,757	11,325,879
Net asset value and maximum offering price per share[a]	$12.42	$12.66	$12.08
Advisor Class:
Net assets, at value	$39,777,496	$21,370,085	$8,201,900
Shares outstanding	3,224,090	1,708,386	687,524
Net asset value and maximum offering price per share	$12.34	$12.51	$11.93

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
146 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Operations
for the six months ended August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$7,381,502	$33,450,055	$11,606,859
Expenses:
Management fees (Note 3a)	803,363	3,004,208	1,220,331
Distribution fees: (Note 3c)
Class A	124,827	577,504	188,817
Class B	—	75,177	—
Class C	171,899	397,632	353,644
Transfer agent fees (Note 3e)	58,743	216,408	92,527
Custodian fees	2,072	8,910	3,335
Reports to shareholders	9,707	35,890	13,690
Registration and filing fees	5,340	14,177	6,860
Professional fees	13,184	19,021	15,882
Trustees’ fees and expenses	1,332	6,238	1,987
Other	15,176	45,343	22,019
Total expenses	1,205,643	4,400,508	1,919,092
Net investment income	6,175,859	29,049,547	9,687,767
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	285,417	1,716,902	44,476
Net change in unrealized appreciation (depreciation) on investments	7,426,555	25,100,631	15,822,095
Net realized and unrealized gain (loss)	7,711,972	26,817,533	15,866,571
Net increase (decrease) in net assets resulting from operations	$13,887,831	$55,867,080	$25,554,338

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 147

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Operations (continued)
for the six months ended August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$4,612,720	$9,980,520	$15,975,930
Expenses:
Management fees (Note 3a)	545,827	1,054,799	1,650,667
Distribution fees: (Note 3c)
Class A	96,774	171,772	262,285
Class C	—	223,940	487,448
Transfer agent fees (Note 3e)	32,374	67,490	134,745
Custodian fees	1,324	2,819	4,612
Reports to shareholders	6,447	11,358	20,714
Registration and filing fees	2,353	5,779	7,884
Professional fees	14,883	17,059	18,528
Trustees’ fees and expenses	829	1,650	2,808
Other	13,919	20,328	23,670
Total expenses	714,730	1,576,994	2,613,361
Net investment income	3,897,990	8,403,526	13,362,569
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	142,304	95,204	525,153
Net change in unrealized appreciation (depreciation) on investments	4,883,214	13,298,745	25,895,441
Net realized and unrealized gain (loss)	5,025,518	13,393,949	26,420,594
Net increase (decrease) in net assets resulting from operations	$8,923,508	$21,797,475	$39,783,163

148 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Operations (continued)
for the six months ended August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$25,279,005	$28,657,092	$19,787,325
Expenses:
Management fees (Note 3a)	2,529,798	2,903,632	2,014,736
Distribution fees: (Note 3c)
Class A	454,254	485,341	351,911
Class C	429,506	794,537	416,947
Transfer agent fees (Note 3e)	199,202	221,588	155,016
Custodian fees	7,274	8,546	5,740
Reports to shareholders	30,726	33,366	23,414
Registration and filing fees	9,384	11,545	9,777
Professional fees	24,583	25,647	20,394
Trustees’ fees and expenses	4,156	4,847	3,344
Other	34,151	42,569	28,970
Total expenses	3,723,034	4,531,618	3,030,249
Net investment income	21,555,971	24,125,474	16,757,076
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	140,168	478,554	402,600
Net change in unrealized appreciation (depreciation) on investments	32,468,478	37,110,683	21,685,496
Net realized and unrealized gain (loss)	32,608,646	37,589,237	22,088,096
Net increase (decrease) in net assets resulting from operations	$54,164,617	$61,714,711	$38,845,172

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 149

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$6,175,859	$12,058,895	$29,049,547	$60,840,013
Net realized gain (loss) from investments	285,417	534,431	1,716,902	157,722
Net change in unrealized appreciation
(depreciation) on investments	7,426,555	14,051,632	25,100,631	63,652,224
Net increase (decrease) in net assets
resulting from operations	13,887,831	26,644,958	55,867,080	124,649,959
Distributions to shareholders from:
Net investment income:
Class A	(5,324,392)	(10,231,642)	(26,746,523)	(54,376,158)
Class B	—	—	(477,940)	(1,344,639)
Class C	(966,339)	(1,707,559)	(2,474,895)	(4,678,834)
Total distributions to shareholders	(6,290,731)	(11,939,201)	(29,699,358)	(60,399,631)
Capital share transactions: (Note 2)
Class A	3,490,897	13,583,233	(15,408,524)	(74,413,799)
Class B	—	—	(7,154,482)	(11,916,510)
Class C	4,384,035	5,810,958	3,405,292	3,943,226
Total capital share transactions	7,874,932	19,394,191	(19,157,714)	(82,387,083)
Net increase (decrease) in net assets	15,472,032	34,099,948	7,010,008	(18,136,755)
Net assets:
Beginning of period	294,687,620	260,587,672	1,283,485,154	1,301,621,909
End of period	$310,159,652	$294,687,620	$1,290,495,162	$1,283,485,154
Undistributed net investment income included
in net assets:
End of period	$20,919	$135,791	$217,213	$867,024

150 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$9,687,767	$17,637,425	$3,897,990	$7,466,459
Net realized gain (loss) from investments	44,476	862,866	142,304	148,967
Net change in unrealized appreciation
(depreciation) on investments	15,822,095	23,458,112	4,883,214	10,240,124
Net increase (decrease) in net assets
resulting from operations	25,554,338	41,958,403	8,923,508	17,855,550
Distributions to shareholders from:
Net investment income:
Class A	(7,840,644)	(14,483,261)	(3,960,968)	(7,552,788)
Class C	(1,925,697)	(3,113,797)	—	—
Total distributions to shareholders	(9,766,341)	(17,597,058)	(3,960,968)	(7,552,788)
Capital share transactions: (Note 2)
Class A	18,127,469	37,588,955	10,324,801	15,272,154
Class C	12,579,752	28,105,588	—	—
Total capital share transactions	30,707,221	65,694,543	10,324,801	15,272,154
Net increase (decrease) in net assets	46,495,218	90,055,888	15,287,341	25,574,916
Net assets:
Beginning of period	466,863,883	376,807,995	187,618,173	162,043,257
End of period	$513,359,101	$466,863,883	$202,905,514	$187,618,173
Distributions in excess of net investment income
included in net assets:
End of period	$(239,386)	$(160,812)	$(98,927)	$(35,949)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 151

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$8,403,526	$15,209,848	$13,362,569	$25,973,160
Net realized gain (loss) from investments	95,204	56,120	525,153	(204,895)
Net change in unrealized appreciation
(depreciation) on investments	13,298,745	26,509,024	25,895,441	50,949,719
Net increase (decrease) in net assets
resulting from operations	21,797,475	41,774,992	39,783,163	76,717,984
Distributions to shareholders from:
Net investment income:
Class A	(7,312,001)	(13,117,728)	(11,171,227)	(21,259,949)
Class C	(1,253,214)	(2,020,800)	(2,717,753)	(4,736,365)
Advisor Class	—	—	(79,356)	(75,767)
Total distributions to shareholders	(8,565,215)	(15,138,528)	(13,968,336)	(26,072,081)
Capital share transactions: (Note 2)
Class A	21,976,382	37,777,185	13,133,673	45,125,328
Class C	8,988,523	18,421,753	10,548,366	31,014,569
Advisor Class	—	—	478,499	3,384,838
Total capital share transactions	30,964,905	56,198,938	24,160,538	79,524,735
Net increase (decrease) in net assets	44,197,165	82,835,402	49,975,365	130,170,638
Net assets:
Beginning of period	391,386,568	308,551,166	657,715,796	527,545,158
End of period	$435,583,733	$391,386,568	$707,691,161	$657,715,796
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(76,127)	$85,562	$(580,498)	$25,269

152 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$21,555,971	$38,183,856	$24,125,474	$42,594,318
Net realized gain (loss) from investments	140,168	(764,227)	478,554	719,705
Net change in unrealized appreciation
(depreciation) on investments	32,468,478	52,661,164	37,110,683	64,550,561
Net increase (decrease) in net assets
resulting from operations	54,164,617	90,080,793	61,714,711	107,864,584
Distributions to shareholders from:
Net investment income:
Class A	(19,350,054)	(33,916,976)	(20,318,319)	(35,297,547)
Class C	(2,414,884)	(3,852,713)	(4,360,175)	(6,751,344)
Advisor Class	(537,652)	(272,471)	(362,407)	(281,463)
Total distributions to shareholders	(22,302,590)	(38,042,160)	(25,040,901)	(42,330,354)
Capital share transactions: (Note 2)
Class A	60,275,786	126,969,229	64,103,577	128,528,042
Class C	20,586,631	29,653,781	31,915,507	61,843,774
Advisor Class	25,974,334	12,471,062	6,115,878	14,335,846
Total capital share transactions	106,836,751	169,094,072	102,134,962	204,707,662
Net increase (decrease) in net assets	138,698,778	221,132,705	138,808,772	270,241,892
Net assets:
Beginning of period	997,041,071	775,908,366	1,164,193,059	893,951,167
End of period	$1,135,739,849	$997,041,071	$1,303,001,831	$1,164,193,059
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(325,255)	$421,364	$(40,208)	$875,219

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 153

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Virginia
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$16,757,076	$29,871,645
Net realized gain (loss) from investments	402,600	1,105,432
Net change in unrealized appreciation (depreciation) on investments	21,685,496	39,779,725
Net increase (decrease) in net assets resulting from operations	38,845,172	70,756,802
Distributions to shareholders from:
Net investment income:
Class A	(14,788,389)	(26,033,645)
Class C	(2,301,036)	(3,446,197)
Advisor Class	(170,163)	(165,671)
Total distributions to shareholders	(17,259,588)	(29,645,513)
Capital share transactions: (Note 2)
Class A	46,649,951	93,091,016
Class C	13,491,575	41,116,780
Advisor Class	399,333	7,382,336
Total capital share transactions	60,540,859	141,590,132
Net increase (decrease) in net assets	82,126,443	182,701,421
Net assets:
Beginning of period	803,455,308	620,753,887
End of period	$885,581,751	$803,455,308
Undistributed net investment income included in net assets:
End of period	$82,683	$585,195

154 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, nine of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Class A	Class A & Class C	Class A, Class B & Class C
Franklin Kentucky Tax-Free	Franklin Alabama Tax-Free Income Fund	Franklin Florida Tax-Free Income Fund
Income Fund	Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund

Class A, Class C & Advisor Class
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant

Semiannual Report | 155

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Funds may purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Funds file U.S. income tax returns as well as tax returns in certain other jurisdictions. The Funds recognize in their financial statements the effects including penalties and interest, if any, of a tax position taken on tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of August 31, 2010, and for all open tax years, the Funds have determined that no provision for income tax is required in the Funds’ financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary.

156 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 157

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold	1,287,856	$14,482,809	3,869,502	$44,507,502
Shares issued in reinvestment of
distributions	292,341	3,290,910	1,164,753	13,414,095
Shares redeemed	(1,271,235)	(14,282,822)	(6,375,294)	(73,330,121)
Net increase (decrease)	308,962	$3,490,897	(1,341,039)	$(15,408,524)
Year ended February 28, 2010
Shares sold	3,194,314	$34,909,305	6,192,831	$69,836,195
Shares issued in reinvestment of
distributions	569,097	6,257,983	2,366,292	26,683,984
Shares redeemed	(2,514,329)	(27,584,055)	(15,182,679)	(170,933,978)
Net increase (decrease)	1,249,082	$13,583,233	(6,623,556)	$(74,413,799)
Class B Shares:
Six Months ended August 31, 2010
Shares sold			444	$5,155
Shares issued in reinvestment of
distributions			24,188	280,700
Shares redeemed			(641,572)	(7,440,337)
Net increase (decrease)			(616,940)	$(7,154,482)
Year ended February 28, 2010
Shares sold			44,446	$505,105
Shares issued in reinvestment of
distributions			66,819	758,806
Shares redeemed			(1,158,314)	(13,180,421)
Net increase (decrease)			(1,047,049)	$(11,916,510)
Class C Shares:
Six Months ended August 31, 2010
Shares sold	696,029	$7,904,744	1,074,558	$12,568,669
Shares issued in reinvestment of
distributions	47,423	539,124	135,585	1,585,514
Shares redeemed	(356,989)	(4,059,833)	(920,504)	(10,748,891)
Net increase (decrease)	386,463	$4,384,035	289,639	$3,405,292
Year ended February 28, 2010
Shares sold	893,859	$9,931,559	1,681,216	$19,228,136
Shares issued in reinvestment of
distributions	81,005	899,157	251,774	2,882,570
Shares redeemed	(453,057)	(5,019,758)	(1,590,766)	(18,167,480)
Net increase (decrease)	521,807	$5,810,958	342,224	$3,943,226

158 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold	3,270,293	$39,319,338	1,487,751	$16,690,220
Shares issued in reinvestment of
distributions	426,705	5,131,294	241,402	2,708,098
Shares redeemed	(2,194,178)	(26,323,163)	(810,971)	(9,073,517)
Net increase (decrease)	1,502,820	$18,127,469	918,182	$10,324,801
Year ended February 28, 2010
Shares sold	7,606,763	$88,769,407	3,010,671	$32,827,102
Shares issued in reinvestment of
distributions	789,605	9,232,979	482,760	5,280,562
Shares redeemed	(5,184,606)	(60,413,431)	(2,093,755)	(22,835,510)
Net increase (decrease)	3,211,762	$37,588,955	1,399,676	$15,272,154
Class C Shares:
Six Months ended August 31, 2010
Shares sold	1,486,286	$18,087,072
Shares issued in reinvestment of
distributions	101,615	1,235,934
Shares redeemed	(555,561)	(6,743,254)
Net increase (decrease)	1,032,340	$12,579,752
Year ended February 28, 2010
Shares sold	3,185,370	$37,610,811
Shares issued in reinvestment of
distributions	170,754	2,018,280
Shares redeemed	(976,681)	(11,523,503)
Net increase (decrease)	2,379,443	$28,105,588

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold	3,314,440	$37,653,755	3,844,469	$43,907,782
Shares issued in reinvestment of
distributions	476,287	5,418,133	652,500	7,460,010
Shares redeemed	(1,858,787)	(21,095,506)	(3,356,126)	(38,234,119)
Net increase (decrease)	1,931,940	$21,976,382	1,140,843	$13,133,673
Year ended February 28, 2010
Shares sold	6,999,551	$77,020,523	8,370,619	$91,625,455
Shares issued in reinvestment of
distributions	869,127	9,573,490	1,279,096	14,051,746
Shares redeemed	(4,437,400)	(48,816,828)	(5,527,263)	(60,551,873)
Net increase (decrease)	3,431,278	$37,777,185	4,122,452	$45,125,328

Semiannual Report | 159

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

Franklin Louisiana Tax-Free Income Fund		Franklin Maryland Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2010				
Shares sold	1,125,137	$ 12,948,160	1,662,410	$ 19,272,956
Shares issued in reinvestment of distributions	77,320	890,187	168,491	1,955,476
Shares redeemed	(422,162)	(4,849,824)	(922,192)	(10,680,066)
Net increase (decrease)	780,295	$ 8,988,523	908,709	$ 10,548,366
Year ended February 28, 2010				
Shares sold	2,342,847	$ 25,930,481	3,915,496	$ 43,645,267
Shares issued in reinvestment of distributions	125,796	1,402,043	306,058	3,413,630
Shares redeemed	(807,245)	(8,910,771)	(1,435,208)	(16,044,328)
Net increase (decrease)	1,661,398	$ 18,421,753	2,786,346	$ 31,014,569
Advisor Class Shares:				
Six Months ended August 31, 2010				
Shares sold			93,322	$ 1,066,141
Shares issued in reinvestment of distributions			39	443
Shares redeemed			(51,605)	(588,085)
Net increase (decrease)			41,756	$ 478,499
Period ended February 28, 2010[a]				
Shares sold			360,297	$ 3,946,422
Shares issued in reinvestment of distributions			38	426
Shares redeemed			(50,122)	(562,010)
Net increase (decrease)			310,213	$ 3,384,838

	Franklin Missouri Tax-Free Income Fund		Franklin North Carolina Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2010				
Shares sold	9,448,189	$ 113,896,485	8,671,367	$ 106,198,791
Shares issued in reinvestment of distributions	1,076,830	12,996,562	1,189,998	14,588,333
Shares redeemed	(5,521,667)	(66,617,261)	(4,628,618)	(56,683,547)
Net increase (decrease)	5,003,352	$ 60,275,786	5,232,747	$ 64,103,577
Year ended February 28, 2010				
Shares sold	16,410,008	$ 192,426,477	19,444,521	$ 231,659,150
Shares issued in reinvestment of distributions	1,884,075	22,130,531	2,068,851	24,680,150
Shares redeemed	(7,486,950)	(87,587,779)	(10,743,937)	(127,811,258)
Net increase (decrease)	10,807,133	$ 126,969,229	10,769,435	$ 128,528,042

160 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended August 31, 2010
Shares sold	2,152,102	$26,130,273	3,605,769	$44,685,762
Shares issued in reinvestment of
distributions	140,001	1,702,649	235,283	2,920,197
Shares redeemed	(596,619)	(7,246,291)	(1,265,159)	(15,690,452)
Net increase (decrease)	1,695,484	$20,586,631	2,575,893	$31,915,507
Year ended February 28, 2010
Shares sold	3,264,225	$38,543,050	6,646,075	$80,299,721
Shares issued in reinvestment of
distributions	225,317	2,667,150	368,044	4,445,308
Shares redeemed	(978,472)	(11,556,419)	(1,901,431)	(22,901,255)
Net increase (decrease)	2,511,070	$29,653,781	5,112,688	$61,843,774
Advisor Class Shares:
Six Months ended August 31, 2010
Shares sold	2,232,819	$26,965,570	568,446	$6,977,917
Shares issued in reinvestment of
distributions	1,493	18,085	3,970	48,707
Shares redeemed	(83,480)	(1,009,321)	(74,311)	(910,746)
Net increase (decrease)	2,150,832	$25,974,334	498,105	$6,115,878
Period ended February 28, 2010[a]
Shares sold	1,163,015	$13,537,446	1,323,519	$15,709,552
Shares issued in reinvestment of
distributions	121	1,453	1,624	19,704
Shares redeemed	(89,878)	(1,067,837)	(114,862)	(1,393,410)
Net increase (decrease)	1,073,258	$12,471,062	1,210,281	$14,335,846

[a]For the period July 1, 2009 (effective date) to February 28, 2010.

			Franklin Virginia
			Tax-Free Income Fund
			Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold			6,242,743	$73,103,620
Shares issued in reinvestment of distributions			865,018	10,138,632
Shares redeemed			(3,128,390)	(36,592,301)
Net increase (decrease)			3,979,371	$46,649,951
Year ended February 28, 2010
Shares sold			13,264,509	$151,342,336
Shares issued in reinvestment of distributions			1,536,900	17,548,808
Shares redeemed			(6,662,941)	(75,800,128)
Net increase (decrease)			8,138,468	$93,091,016

Semiannual Report | 161

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Virginia
	Tax-Free Income Fund
	Shares	Amount
Class C Shares:
Six Months ended August 31, 2010
Shares sold	1,608,800	$19,061,535
Shares issued in reinvestment of distributions	150,019	1,779,747
Shares redeemed	(619,878)	(7,349,707)
Net increase (decrease)	1,138,941	$13,491,575
Year ended February 28, 2010
Shares sold	4,215,845	$48,767,356
Shares issued in reinvestment of distributions	226,763	2,623,623
Shares redeemed	(890,652)	(10,274,199)
Net increase (decrease)	3,551,956	$41,116,780
Advisor Class Shares:
Six Months ended August 31, 2010
Shares sold	55,523	$651,476
Shares issued in reinvestment of distributions	130	1,529
Shares redeemed	(21,517)	(253,672)
Net increase (decrease)	34,136	$399,333
Period ended February 28, 2010[a]
Shares sold	716,053	$8,110,227
Shares issued in reinvestment of distributions	162	1,868
Shares redeemed	(62,827)	(729,759)
Net increase (decrease)	653,388	$7,382,336
[a]For the period July 1, 2009 (effective date) to February 28, 2010.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers, and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

162 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Funds’ Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia	Kentucky
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.10%	0.10%
Compensation Plans:
Class B	—	0.65%	—	—
Class C	0.65%	0.65%	0.65%	—

Semiannual Report | 163

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) c. Distribution Fees (continued)

d. Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

164 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) e. Transfer Agent Fees

For the period ended August 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2010, the capital loss carryforwards were as follows:

Semiannual Report | 165

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

166 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2010, were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$6,806,813	$72,210,278	$33,174,230
Sales	$9,673,075	$99,297,960	$3,156,129

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$13,553,877	$42,452,717	$64,190,101
Sales	$6,387,824	$10,195,000	$39,703,300

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$145,183,847	$137,517,836	$84,085,191
Sales	$30,800,000	$19,399,100	$28,928,490

Semiannual Report | 167

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended August 31, 2010, the Funds did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

168 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

8. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2010, all of the Funds’ investments in securities carried at fair value were in Level 2 inputs.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ACA	- American Capital Access Holdings Inc.	IDA	-	IndustrialDevelopment Authority/Agency
ACES	- Adjustable Convertible Exempt Security	IDAR	-	IndustrialDevelopment Authority Revenue
AGMC	- Assured Guaranty Municipal Corp.	IDB	-	IndustrialDevelopment Bond/Board
AMBAC	- American Municipal Bond Assurance Corp.	IDBR	-	IndustrialDevelopment Board Revenue
BHAC	- Berkshire Hathaway Assurance Corp.	IDR	-	IndustrialDevelopment Revenue
CDA	- Community Development Authority/Agency	MF	-	Multi-Family
CDD	- Community Development District	MFHR	-	Multi-FamilyHousing Revenue
CDR	- Community Development Revenue	MFMR	-	Multi-FamilyMortgage Revenue
CIFG	- CDC IXIS Financial Guaranty	MFR	-	Multi-FamilyRevenue
COP	- Certificate of Participation	NATL	-	National Public Financial Guarantee Corp.
CRDA	- Community Redevelopment Authority/Agency	NATL RE-		National Public Financial Guarantee Corp. Reinsured
EDA	- Economic Development Authority	PBA	-	PublicBuilding Authority
EDC	- Economic Development Corp.	PCFA	-	Pollution Control Financing Authority
EDR	- Economic Development Revenue	PCR	-	Pollution Control Revenue
ETM	- Escrow to Maturity	PFAR	-	PublicFinancing Authority Revenue
FGIC	-FinancialGuaranty Insurance Co.	SF	-	SingleFamily
FHA	- Federal Housing Authority/Agency	SFM	-	SingleFamily Mortgage
FNMA	- Federal National Mortgage Association	SFMR	-	SingleFamily Mortgage Revenue
GARB	-GeneralAirport Revenue Bonds	SFR	-	SingleFamily Revenue
GNMA	- Government National Mortgage Association	VHA	-	VolunteerHospital of America
GO	-GeneralObligation	XLCA	-	XL Capital Assurance
HDA	-HousingDevelopment Authority/Agency
HDC	-HousingDevelopment Corp.
HFA	-HousingFinance Authority/Agency
HFAR	-HousingFinance Authority Revenue
HFC	-HousingFinance Corp.

Franklin Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

170 | Semiannual Report

This page intentionally left blank.

This page intentionally left blank.

Sign up for electronic delivery
on franklintempleton. com

Semiannual Report and Shareholder Letter

FRANKLIN TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

TF2 S 10/10

FRANKLIN TAX-FREE TRUST

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

	Contents
Shareholder Letter	1	Semiannual Report		Franklin Connecticut		Franklin Oregon
		Municipal Bond Market		Tax-Free Income Fund	25	Tax-Free Income Fund	59
		Overview	4	Franklin Michigan Tax-Free		Franklin Pennsylvania
		Investment Strategy and		Income Fund	34	Tax-Free Income Fund	68
		Manager’s Discussion	6	Franklin Minnesota Tax-Free		Financial Highlights and
		Franklin Arizona		Income Fund	42	Statements of Investments	77
		Tax-Free Income Fund	7	Franklin Ohio Tax-Free		Financial Statements	162
		Franklin Colorado		Income Fund	50	Notes to Financial Statements	172
		Tax-Free Income Fund	16			Shareholder Information	188

Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2010, the municipal bond market posted strong results with a +5.42% total return as measured by the Barclays Capital (BC) Municipal Bond Index.1 Coupon payments generated +2.39% of the total return, and +3.03% came from bond price appreciation. This was unusually strong performance for municipal bonds when compared with the 10-year average return of +2.97% for the same six-month period (February 28–August 31).1 Fixed income investments generally reported robust performance during the six-month period under review, and the Treasury bond market returned +6.60% according to the BC U.S. Treasury Bond Index.2

Despite municipal bonds’ strength, many tax-free bonds retained their pre-tax yield advantage over Treasuries. As of period-end, the 4.58% yield of the BC Municipal Bond Index: Long Component exceeded the 3.25% yield of the BC U.S. Treasury Index: Long Component.3 Investors continued to purchase municipal bond mutual fund shares even though budgetary pressures at state and local levels and concerns regarding some issuers’ abilities to repay debt were well publicized. Many municipal bonds were re-rated during the period due to a changing economic landscape and reconciliation between corporate and municipal rating scales. Moody’s Investors Service and Fitch recalibrated ratings for many state and local government issuers to bring them in line with corporate and sovereign ratings. In some cases, these changes resulted in as much as a three-notch rating increase. These positive rating actions coupled with a long-term default rate for investment-grade municipal bonds of less than 1% helped remind investors of the asset class’s historical underlying credit strength.4 Investor interest also increased for lower investment-grade

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch.

2. Source: © 2010 Morningstar. The BC U.S. Treasury Index is the U.S. Treasury component of the U.S. Government Index and covers public obligations of the U.S. Treasury with a remaining maturity of one year or more.

3. Source: © 2010 Morningstar. The BC Municipal Bond Index: Long Component is the long (22+ years) component of the BC Municipal Bond Index. The BC U.S. Treasury Index: Long Component is the long component of the BC U.S. Treasury Index and covers public obligations of the U.S. Treasury with remaining maturity of 10 years or more.

4. Source: Moody’s Investors Service, “Special Comment: U.S. Municipal Bond Defaults and Recoveries, 1970-2009,” February 2010.

4 | Semiannual Report

and speculative-grade issues during the reporting period, which contributed to the BC Baa Municipal Bond Index’s +7.02% return and the BC Municipal Bond High Yield Index’s +8.14% return, compared with the BC Aaa Municipal Bond Index’s +4.16% total return.5

The American Recovery and Reinvestment Act of February 2009 allowed municipalities to issue taxable bonds and receive a 35% federal government subsidy for all coupon payments distributed to investors for the life of the bonds. This subsidy enabled municipalities to borrow significantly below their after-tax cost in the traditional tax-exempt municipal bond market. In May 2010, the House of Representatives modified and approved certain provisions of the Act. If these modifications become law, municipalities would continue to receive a subsidy for their taxable borrowing at 32% starting in 2011 and 30% in 2012. Municipal bond new-issue supply rose 3.9% in the first half of 2010 compared with the first half of 2009.6 Notably, issuance of taxable municipals surged 157.8% while tax-free issuance fell 19.8% for the same period.6 This comparative shortage of tax-free supply, at a time when many observers believed taxes are likely to rise in the future, supported the municipal bond market’s performance. We continued to believe these new, subsidized, taxable municipal bonds, known as Build America Bonds, may suppress future supply of tax-exempt municipal bonds as long as the government permits their use.

Given the various ratings changes, the relatively steep yield curve, and the reduced tax-exempt supply during the reporting period, we looked for opportunities to keep the portfolios fully invested in longer term bonds.

The foregoing information reflects our analysis and opinions as of August 31, 2010, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

5. Source: © 2010 Morningstar. The BC Baa Municipal Bond Index is the Baa credit quality component of the BC Municipal Bond Index. The BC Municipal Bond High Yield Index consists of bonds that must be nonrated or rated Ba1 or below. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. The BC Aaa Municipal Bond Index is the Aaa credit quality component of the BC Municipal Bond Index.

6. Source: Thomson Reuters.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, each Fund’s portfolio becomes progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a positive sloping municipal yield curve favored the use of longer term bonds. Consequently, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin Arizona Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Arizona Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Arizona Tax-Free Income Fund
8/31/10
% of Total
Ratings	Long-Term Investments**
AAA	15.1%
AA	33.2%
A	23.2%
BBB	17.5%
Below Investment Grade	0.5%
Not Rated by S&P	10.5%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	0.4%	2.7%
A	2.2%	1.5%
BBB or Baa	1.5%	1.5%
Below Investment Grade	—	0.7%
Total	4.1%	6.4%

We are pleased to bring you Franklin Arizona Tax-Free Income Fund’s semi-annual report for the period ended August 31, 2010.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.78 on February 28, 2010, to $11.11 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 24.42 cents per share for the same

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 81.

Semiannual Report | 7

Dividend Distributions*
Franklin Arizona Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March	4.00 cents	3.49 cents	3.48 cents	4.09 cents
April	4.00 cents	3.49 cents	3.48 cents	4.09 cents
May	4.00 cents	3.49 cents	3.48 cents	4.09 cents
June	4.00 cents	3.53 cents	3.50 cents	4.09 cents
July	4.00 cents	3.53 cents	3.50 cents	4.09 cents
August	4.00 cents	3.53 cents	3.50 cents	4.09 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

period.2 The Performance Summary beginning on page 11 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.14% based on an annualization of the current 4.00 cent per share dividend and the maximum offering price of $11.60 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Arizona personal income tax bracket of 37.95% would need to earn a distribution rate of 6.67% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

After years of strong growth, Arizona’s economy slowed significantly. A weak housing market impacted the state, particularly the loss of construction industry jobs. The state’s 9.7% unemployment rate as of August 2010 compared closely with the 9.6% national rate.3 In addition to construction losses, the state shed jobs in the information and financial services sectors. Several employment sectors showed some strength, with mining and logging, education and health services, and professional and business services posting gains. Arizona’s population continued to grow but at a slower pace. This growth benefited the economy and finances but placed pressure on state services such as education, safety, and health and human services.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

8 | Semiannual Report

Arizona weathered significant financial challenges during the six-month reporting period, with weak revenue performance, significant budget deficits and imbalance, and tightening liquidity. Although the state has a history of positive ending fund balances, it depleted reserves as part of its efforts to balance its budget. In March 2010, the 2011 budget was enacted to resolve the estimated $3 billion remaining budget deficit from 2010.4 State officials closed the gap with significant use of one-time measures, including the issuance of $750 million in bonds and a delay in K-12 and higher education payments.4 Along with spending cuts, the 2011 budget relied upon the approval of a ballot measure that was passed for a 1% sales tax increase for three years. The state is depending on the passage of two additional ballot measures in November that would provide $500 million in revenue from a land conservation fund and a tobacco tax currently funding early childhood education and health coverage programs.4

Arizona does not issue general obligation bonds, but instead issues appropriation-backed lease debt and revenue bonds. The state’s debt levels remained near national state debt medians, with state net tax-supported debt at 2.6% of personal income and $736 per capita, compared with the 2.5% and $936 national medians.5 Debt levels were expected to increase as the state planned to issue additional bonds for budget relief. In July, independent credit rating agency Moody’s Investors Service downgraded Arizona’s issuer rating to Aa3 from Aa2 with a stable outlook.6 The rating reflected Moody’s assessment of Arizona’s economic and financial weakness, leading to significant revenue underperfor-mance, sizable budget deficits and depletion of reserves. Moody’s expected that until the economy rebounds, the state will experience fiscal pressure and reliance on nonrecurring resources to balance the budget.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Downgrades Arizona’s Issuer Rating to Aa3 From Aa2; State Appropriation-Backed Debt also Downgraded; Assigns A1 Rating to Arizona School Facilities Board Refunding Certificates of Participation,” 7/15/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate Moody’s rating of the Fund.

Portfolio Breakdown

Franklin Arizona Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Utilities	23.3%
Hospital & Health Care	17.2%
Prerefunded	12.6%
Higher Education	11.0%
Subject to Government Appropriations	9.9%
Other Revenue	9.4%
Tax-Supported	7.2%
Transportation	4.7%
General Obligation	4.1%
Housing	0.6%

*Does not include short-term investments and other net assets.

Semiannual Report | 9

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Arizona Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTAZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.33	$11.11	$10.78
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2442
Class B (Symbol: FBAZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.33	$11.18	$10.85
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2143
Class C (Symbol: FAZIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.34	$11.25	$10.91
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2131
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.33	$11.13	$10.80
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2497

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.40%		+	9.58%	+	23.61%	+	64.68%
Average Annual Total Return[2]	+	0.91%		+	4.92%	+	3.42%	+	4.65%
Avg. Ann. Total Return (9/30/10)[3]				+	0.90%	+	3.64%	+	4.74%
Distribution Rate[4]			4.14%
Taxable Equivalent Distribution Rate[5]			6.67%
30-Day Standardized Yield[6]			3.38%
Taxable Equivalent Yield[5]			5.45%
Total Annual Operating Expenses[7]			0.63%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.08%		+	8.93%	+	20.26%	+	57.78%
Average Annual Total Return[2]	+	1.08%		+	4.93%	+	3.41%	+	4.67%
Avg. Ann. Total Return (9/30/10)[3]				+	0.79%	+	3.62%	+	4.75%
Distribution Rate[4]			3.76%
Taxable Equivalent Distribution Rate[5]			6.06%
30-Day Standardized Yield[6]			2.99%
Taxable Equivalent Yield[5]			4.82%
Total Annual Operating Expenses[7]			1.17%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.13%		+	8.95%	+	20.31%	+	56.14%
Average Annual Total Return[2]	+	4.13%		+	7.95%	+	3.77%	+	4.56%
Avg. Ann. Total Return (9/30/10)[3]				+	3.84%	+	3.99%	+	4.63%
Distribution Rate[4]			3.73%
Taxable Equivalent Distribution Rate[5]			6.01%
30-Day Standardized Yield[6]			3.00%
Taxable Equivalent Yield[5]			4.83%
Total Annual Operating Expenses[7]			1.18%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.44%		+	9.67%	+	24.08%	+	65.30%
Average Annual Total Return[2]	+	5.44%		+	9.67%	+	4.41%	+	5.15%
Avg. Ann. Total Return (9/30/10)[3]				+	5.49%	+	4.62%	+	5.24%
Distribution Rate[4]			4.41%
Taxable Equivalent Distribution Rate[5]			7.11%
30-Day Standardized Yield[6]			3.65%
Taxable Equivalent Yield[5]			5.88%
Total Annual Operating Expenses[7]			0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Arizona personal income tax rate of 37.95%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.70% and +6.96%.

Semiannual Report | 13

Your Fund’s Expenses

Franklin Arizona Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,054.00	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class B
Actual	$1,000	$1,050.80	$6.00
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90
Class C
Actual	$1,000	$1,051.30	$6.05
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor Class
Actual	$1,000	$1,054.40	$2.69
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.16%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 15

Franklin Colorado Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Colorado Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

We are pleased to bring you Franklin Colorado Tax-Free Income Fund’s semi-annual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 90.

16 | Semiannual Report

Dividend Distributions*
Franklin Colorado Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.25 cents	3.69 cents	4.35 cents
April	4.25 cents	3.69 cents	4.35 cents
May	4.25 cents	3.69 cents	4.35 cents
June	4.20 cents	3.67 cents	4.30 cents
July	4.20 cents	3.67 cents	4.30 cents
August	4.20 cents	3.67 cents	4.30 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.65 on February 28, 2010, to $12.01 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 25.78 cents per share for the same period.2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.02% based on an annualization of the current 4.20 cent per share dividend and the maximum offering price of $12.54 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Colorado personal income tax bracket of 38.01% would need to earn a distribution rate of 6.48% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. During the period under review, renewed investor interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

State Update

Colorado weathered the national economic slowdown with less severe declines than national averages in terms of jobs, retail sales and the housing market during the reporting period. The state’s broad and diverse economy provided

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 17

Portfolio Breakdown

Franklin Colorado Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Hospital & Health Care	18.0%
Prerefunded	15.8%
Utilities	14.4%
Higher Education	12.0%
Tax-Supported	11.9%
General Obligation	10.0%
Subject to Government Appropriations	7.9%
Transportation	5.3%
Other Revenue	3.6%
Housing	1.1%

*Does not include short-term investments and other net assets.

some protection, and Colorado continued to attract net in-migration. Unemployment was generally better than the national average, although the construction and information sectors lost the most jobs. Education and health services job seekers found some opportunities as the sectors had employment gains during the reporting period. As of August 2010, the state’s unemployment rate was 8.2%, compared with the 9.6% national rate.3

Fiscal year 2010 remained challenging for state finances, largely due to lower revenues from individual income taxes, sales and use taxes, and corporate income taxes. In response to budget declines, state officials bridged a $589 million general fund gap in the 2010 budget with 10% in departmental savings, which ultimately resulted in $261 million in general fund program reductions.4 To close the gap, state officials used American Recovery and Reinvestment Act funds and cash fund program reductions. For fiscal year 2011, the governor’s proposed budget included suspensions of certain tax exemptions and expenditure cuts ranging from K-12 education to public safety.

Colorado’s constitution prohibits the state from issuing general obligation debt, which resulted in very low debt levels (local governments in Colorado may issue general obligation bonds with voter approval). Colorado’s net tax-supported debt was $400 per capita and 1.0% of personal income, compared with the $936 and 2.5% national medians.5 Independent credit rating agency Standard & Poor’s assigned Colorado an issuer rating of AA with a stable outlook.6 The rating and outlook reflected the state’s relatively strong economic fundamentals, despite the challenging national economic environment. The outlook also recognized the state’s financial flexibility and willingness to adjust its budget as revenues have slowed or declined.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor’s, “Colorado; Appropriations; General Obligation,” RatingsDirect, 3/1/10. 5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010. 6. This does not indicate Standard & Poor’s rating of the Fund.

18 | Semiannual Report

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 19

Performance Summary as of 8/31/10

Franklin Colorado Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRCOX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.01	$11.65
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2578
Class C (Symbol: FCOIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.12	$11.76
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2245
Advisor Class (Symbol: FCOZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.01	$11.65
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2639

20 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.37%		+	10.14%	+	23.24%	+	67.03%
Average Annual Total Return[2]	+	0.87%		+	5.42%	+	3.36%	+	4.81%
Avg. Ann. Total Return (9/30/10)[3]				+	1.15%	+	3.56%	+	4.91%
Distribution Rate[4]			4.02%
Taxable Equivalent Distribution Rate[5]			6.48%
30-Day Standardized Yield[6]			3.28%
Taxable Equivalent Yield[5]			5.29%
Total Annual Operating Expenses[7]			0.66%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.02%		+	9.54%	+	20.00%	+	58.22%
Average Annual Total Return[2]	+	4.02%		+	8.54%	+	3.71%	+	4.69%
Avg. Ann. Total Return (9/30/10)[3]				+	4.04%	+	3.88%	+	4.79%
Distribution Rate[4]			3.61%
Taxable Equivalent Distribution Rate[5]			5.82%
30-Day Standardized Yield[6]			2.89%
Taxable Equivalent Yield[5]			4.66%
Total Annual Operating Expenses[7]			1.21%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.42%		+	10.25%	+	23.38%	+	67.22%
Average Annual Total Return[2]	+	0.69%		+	10.25%	+	4.29%	+	5.28%
Avg. Ann. Total Return (9/30/10)[3]				+	5.69%	+	4.46%	+	5.37%
Distribution Rate[4]			4.29%
Taxable Equivalent Distribution Rate[5]			6.92%
30-Day Standardized Yield[6]			3.52%
Taxable Equivalent Yield[5]			5.68%
Total Annual Operating Expenses[7]			0.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 21

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Colorado personal income tax rate of 38.01%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/14/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.58% and +11.06%.

22 | Semiannual Report

Your Fund’s Expenses

Franklin Colorado Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,053.70	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
Class C
Actual	$1,000	$1,050.20	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
Advisor Class
Actual	$1,000	$1.054.20	$2.85
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Semiannual Report

Franklin Connecticut Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Connecticut Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

We are pleased to bring you Franklin Connecticut Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 98.

Semiannual Report | 25

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Connecticut Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	3.78 cents	3.25 cents	3.87 cents
April	3.78 cents	3.25 cents	3.87 cents
May	3.78 cents	3.25 cents	3.87 cents
June	3.78 cents	3.30 cents	3.88 cents
July	3.78 cents	3.30 cents	3.88 cents
August	3.78 cents	3.30 cents	3.88 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.88 on February 28, 2010, to $11.20 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 23.18 cents per share for the same period.2 The Performance Summary beginning on page 29 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.88% based on an annualization of the current 3.78 cent per share dividend and the maximum offering price of $11.70 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Connecticut personal income tax bracket of 39.23% would need to earn a distribution rate of 6.38% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Connecticut’s economic base remained sizable and well diversified, despite recent significant declines. The state enjoys high wealth and income levels and has a history of active revenue monitoring to identify shortfalls. Its economy suffered given the national recession and the state’s dependence on financial

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

26 | Semiannual Report

services employment and related income tax revenues. The state lost jobs particularly in construction, financial services and information; however, the leisure and hospitality sector added jobs during the reporting period. Connecticut’s 9.1% unemployment rate in August 2010 remained below the 9.6% national rate.3

As the wealthiest state in the nation, Connecticut personal income, capital gains and sales tax receipts contribute significantly to its biennial budget. Going into the 2010-2011 biennium, the decline in revenues impacted the state, which faced an $8.5 billion budget shortfall.4 Personal income tax receipts fell as much as 15% and sales tax receipts dropped 7.3%.4 State officials adopted a 2010–2011 budget that relied on new recurring revenues and ongoing savings as well as significant one-time measures. One-time solutions included a temporary increase in the state’s corporate tax surcharge, $1.3 billion in deficit borrowing and federal stimulus funds.4 Additional significant revenue enhancements included income tax increases for high-wage earners and raising the cigarette tax.

Connecticut’s debt levels remained high, with net tax-supported debt at 8.7% of personal income and $4,859 per capita, compared with the 2.5% and $936 national medians.5 Independent credit rating agency Standard & Poor’s (S&P) assigned the state’s general obligation bonds a rating of AA with a stable outlook.6 The rating and outlook reflected expectations that the state will continue to adjust its budget as necessary to restore fiscal balance amid ongoing budget volatility. In addition, S&P noted that Connecticut has faced high leverage and revenue volatility in the past, but has historically managed such budget pressures.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, New Issue: “Moody’s Assigns Aa3 Rating and Negative Outlook to State of Connecticut G.O. Bonds and Taxable G.O. Bonds, and MIG 1 Rating to G.O. Bond Anticipation Notes,” 4/16/10. 5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Connecticut Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Higher Education	26.8%**
Utilities	16.1%
Hospital & Health Care	13.7%
Other Revenue	10.9%
General Obligation	9.1%
Prerefunded	7.8%
Housing	6.1%
Tax-Supported	5.6%
Subject to Government Appropriations	3.2%
Transportation	0.7%

*Does not include short-term investments and other net assets.

**The Fund may invest more than 25% in municipal securities that finance similar types of projects such as higher education. A change that affects one project may affect all similar projects, thereby increasing market risk.

Semiannual Report | 27

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Connecticut Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FXCTX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.32	$11.20	$10.88
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2318
Class C (Symbol: FCTIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.33	$11.27	$10.94
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2009
Advisor Class (Symbol: FCNZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.33	$11.20	$10.87
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2377

Semiannual Report | 29

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.13%		+	9.39%	+	23.41%	+	66.93%
Average Annual Total Return[2]	+	0.69%		+	4.78%	+	3.39%	+	4.81%
Avg. Ann. Total Return (9/30/10)[3]				+	1.16%	+	3.60%	+	4.89%
Distribution Rate[4]			3.88%
Taxable Equivalent Distribution Rate[5]			6.38%
30-Day Standardized Yield[6]			3.24%
Taxable Equivalent Yield[5]			5.33%
Total Annual Operating Expenses[7]			0.68%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.90%		+	8.83%	+	20.14%	+	58.20%
Average Annual Total Return[2]	+	3.90%		+	7.83%	+	3.74%	+	4.69%
Avg. Ann. Total Return (9/30/10)[3]				+	4.12%	+	3.92%	+	4.78%
Distribution Rate[4]			3.49%
Taxable Equivalent Distribution Rate[5]			5.74%
30-Day Standardized Yield[6]			2.84%
Taxable Equivalent Yield[5]			4.67%
Total Annual Operating Expenses[7]			1.23%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.28%		+	9.50%	+	23.55%	+	67.11%
Average Annual Total Return[2]	+	5.28%		+	9.50%	+	4.32%	+	5.27%
Avg. Ann. Total Return (9/30/10)[3]				+	5.75%	+	4.50%	+	5.35%
Distribution Rate[4]			4.15%
Taxable Equivalent Distribution Rate[5]			6.83%
30-Day Standardized Yield[6]			3.50%
Taxable Equivalent Yield[5]			5.76%
Total Annual Operating Expenses[7]			0.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

30 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Connecticut personal income tax rate of 39.23%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/14/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.42% and +10.93%.

Semiannual Report | 31

Your Fund’s Expenses

Franklin Connecticut Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

32 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,051.30	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36
Class C
Actual	$1,000	$1,049.00	$6.25
Hypothetical (5% return before expenses)	$1,000	$1,019.11	$6.16
Advisor Class
Actual	$1,000	$1,052.80	$2.90
Hypothetical (5% return before expenses)	$1,000	$1,022.38	$2.85

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 33

Franklin Michigan Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Michigan Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Michigan personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

We are pleased to bring you Franklin Michigan Tax-Free Income Fund’s semi-annual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 106.

34 | Semiannual Report

Dividend Distributions*
Franklin Michigan Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March	4.33 cents	3.78 cents	3.76 cents	4.42 cents
April	4.33 cents	3.78 cents	3.76 cents	4.42 cents
May	4.33 cents	3.78 cents	3.76 cents	4.42 cents
June	4.33 cents	3.80 cents	3.79 cents	4.43 cents
July	4.33 cents	3.80 cents	3.79 cents	4.43 cents
August	4.33 cents	3.80 cents	3.79 cents	4.43 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.97 on February 28, 2010, to $12.22 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 26.39 cents per share for the same period.2 The Performance Summary beginning on page 37 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.96% based on an annualization of the current 4.21 cent per share dividend and the maximum offering price of $12.76 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Michigan personal income tax bracket of 37.83% would need to earn a distribution rate of 6.37% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

Michigan faced continued fiscal stress throughout the reporting period as state officials struggled to restructure its economy given the auto industry downturn. The state’s employment declines outpaced the nation’s as a whole. On a positive note, manufacturing and professional and business services made job gains during the past several months. State officials worked to create new industry growth throughout Michigan in areas such as clean energy and electric cars. Michigan’s unemployment rate improved in the past six months to 13.1%,

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 35

Portfolio Breakdown

Franklin Michigan Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

General Obligation	25.0%
Prerefunded	20.4%
Utilities	13.8%
Higher Education	12.8%
Hospital & Health Care	11.3%
Subject to Government Appropriations	6.5%
Tax-Supported	4.4%
Transportation	4.1%
Other Revenue	1.0%
Housing	0.7%

*Does not include short-term investments and other net assets.

36 | Semiannual Report

compared to the 9.6% national rate in August.3 As job losses continued, workers began migrating out of the state, compounding its economic vulnerability.

Along with the rest of the country, Michigan struggled to reach operating fiscal balance as tax revenues declined significantly and economic and financial pressures continued. At the end of the reporting period, Governor Granholm closed the $484 million budget gap without an anticipated tax hike.4 State officials also included in the 2011 budget an early retirement plan for state employees that provides incentive for hundreds of employees to retire. In addition, the governor bridged the gap through federal aid funds and state department cuts.

The governor proactively responded to economic challenges during the fiscal year through strong management practices. State officials conducted midyear adjustments such as a consensus revenue estimating process and a reduction in expenditures in response to budget shortfalls. These timely budget practices helped restrain spending growth. In addition, the state’s debt burden remained modest and per capita debt ratios fell after years of increase. Michigan’s net tax-supported debt was 2.1% of personal income and $748 per capita, compared with the national medians of 2.5% and $936.5 In May 2010, independent credit rating agency Moody’s Investors Service assigned Michigan’s general obligation bonds an Aa3 rating with a negative outlook based on the state’s diminished economic resiliency.6

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Michigan Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Detroit Free Press, “State Budget Deal Struck without a Tax Hike,” 9/8/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate Moody’s rating of the Fund.

Performance Summary as of 8/31/10

Franklin Michigan Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTTMX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.25	$12.22	$11.97
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2639
Long-Term Capital Gain	$0.0011
Total	$0.2650
Class B (Symbol: FBMIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.25	$12.28	$12.03
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2309
Long-Term Capital Gain	$0.0011
Total	$0.2320
Class C (Symbol: FRMTX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.25	$12.36	$12.11
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2301
Long-Term Capital Gain	$0.0011
Total	$0.2312
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.25	$12.24	$11.99
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2698
Long-Term Capital Gain	$0.0011
Total	$0.2709

Semiannual Report | 37

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.36%		+	7.69%	+	22.71%	+	63.99%
Average Annual Total Return[2]		-0.07%		+	3.08%	+	3.28%	+	4.62%
Avg. Ann. Total Return (9/30/10)[3]				+	0.15%	+	3.42%	+	4.69%
Distribution Rate[4]			3.96%
Taxable Equivalent Distribution Rate[5]			6.37%
30-Day Standardized Yield[6]			3.04%
Taxable Equivalent Yield[5]			4.89%
Total Annual Operating Expenses[7]			0.63%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.05%		+	7.06%	+	19.30%	+	57.33%
Average Annual Total Return[2]	+	0.05%		+	3.06%	+	3.25%	+	4.64%
Avg. Ann. Total Return (9/30/10)[3]					-0.01%	+	3.39%	+	4.70%
Distribution Rate[4]			3.58%
Taxable Equivalent Distribution Rate[5]			5.76%
30-Day Standardized Yield[6]			2.63%
Taxable Equivalent Yield[5]			4.23%
Total Annual Operating Expenses[7]			1.18%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.02%		+	7.09%	+	19.33%	+	55.28%
Average Annual Total Return[2]	+	3.02%		+	6.09%	+	3.60%	+	4.50%
Avg. Ann. Total Return (9/30/10)[3]				+	2.96%	+	3.74%	+	4.57%
Distribution Rate[4]			3.54%
Taxable Equivalent Distribution Rate[5]			5.69%
30-Day Standardized Yield[6]			2.64%
Taxable Equivalent Yield[5]			4.25%
Total Annual Operating Expenses[7]			1.18%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.40%		+	7.78%	+	23.15%	+	64.58%
Average Annual Total Return[2]	+	4.40%		+	7.78%	+	4.25%	+	5.11%
Avg. Ann. Total Return (9/30/10)[3]				+	4.68%	+	4.40%	+	5.18%
Distribution Rate[4]			4.24%
Taxable Equivalent Distribution Rate[5]			6.82%
30-Day Standardized Yield[6]			3.29%
Taxable Equivalent Yield[5]			5.29%
Total Annual Operating Expenses[7]			0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

38 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Michigan personal income tax rate of 37.83%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.86% and +5.74%.

Semiannual Report | 39

Your Fund’s Expenses

Franklin Michigan Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

40 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,043.60	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
Class B
Actual	$1,000	$1,040.50	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Class C
Actual	$1,000	$1,040.20	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor Class
Actual	$1,000	$1,044.00	$2.73
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.18%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 41

Franklin Minnesota Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Minnesota Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Minnesota personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent
past performance, which does
		not guarantee future results.	We are pleased to bring you Franklin Minnesota Tax-Free Income Fund’s
		Investment return and principal	semiannual report for the period ended August 31, 2010.
value will fluctuate, and you may
have a gain or loss when you sell
		your shares. Current performance	Performance Overview
may differ from figures shown.
The Fund’s Class A share price, as measured by net asset value, increased from
Please visit franklintempleton.com
$12.20 on February 28, 2010, to $12.54 on August 31, 2010. The Fund’s
or call (800) 342-5236 for most
		recent month-end performance.	Class A shares paid dividends totaling 23.76 cents per share for the same period.[2] The Performance Summary beginning on page 45 shows that at the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 116.
42	|	Semiannual Report

Dividend Distributions*
Franklin Minnesota Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	3.92 cents	3.34 cents	4.02 cents
April	3.92 cents	3.34 cents	4.02 cents
May	3.92 cents	3.34 cents	4.02 cents
June	3.87 cents	3.31 cents	3.97 cents
July	3.87 cents	3.31 cents	3.97 cents
August	3.87 cents	3.31 cents	3.97 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

end of this reporting period the Fund’s Class A shares’ distribution rate was 3.55% based on an annualization of the current 3.87 cent per share dividend and the maximum offering price of $13.10 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Minnesota personal income tax bracket of 40.10% would need to earn a distribution rate of 5.93% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. During the period under review, renewed investor interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

State Update

Minnesota’s economy struggled as the national recession and distressed housing market impacted the state during the reporting period. Housing excesses and weakness in the state’s important home building supply industry resulted in construction job losses. Job losses in the service industry affected the state as well. Minnesota’s diverse employment base, however, with its mix of manufacturing, services and trade, provided a solid economic foundation and could serve as a positive force for the longer term. Job gains in the leisure and hospitality sector and professional and business services sector helped moderate job losses in the state. Personal income and wealth levels were above national averages as of August 2010, and the state’s 7.0% unemployment rate was lower than the 9.6% national rate.3

3. Source: Bureau of Labor Statistics.

Semiannual Report | 43

Portfolio Breakdown

Franklin Minnesota Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

General Obligation	40.8%
Hospital & Health Care	19.0%
Utilities	9.4%
Higher Education	6.3%
Transportation	5.8%
Prerefunded	4.7%
Tax-Supported	4.6%
Housing	4.0%
Subject to Government Appropriations	3.0%
Other Revenue	2.4%

*Does not include short-term investments and other net assets.

Minnesota’s strong management and low debt levels were a stable force as revenues declined during the reporting period. Income taxes were down 6.9%, while net sales tax receipts were 3.4% lower in fiscal year 2010.4 With its long history of institutionalized best practices, the state government proactively adjusted the budget in an effort to better align reduced revenues with increased costs and outlays. In May, the Minnesota Supreme Court overturned the governor’s unallotment actions used to balance the 2010–2011 biennium budget totaling $2.4 billion.4 In response, the state legislature ratified almost all of the governor’s actions but still needed to take additional measures to close a projected $994 million budget shortfall forecast for 2010.4 The governor closed the budget gap with payment shifts, spending reductions, transfers, nontax revenues and some funds from the state’s cash flow account.

Because of long-standing internal debt control policies, Minnesota’s debt levels remained relatively low and in line with national averages. The state’s net tax-supported debt was 2.4% of personal income and $1,125 per capita, compared with the national medians of 2.5% and $936.5 Independent credit rating agency Standard & Poor’s (S&P) in July 2010 affirmed Minnesota’s AAA general obligation rating with a stable outlook.6 The rating reflects S&P’s assessment of the state’s proactive response to budget shortfalls and adequate reserve levels. The state has a long track record of strong financial management practices and a historical ability to weather fiscal challenges, with its diverse employment mix and high wealth levels.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Minnesota Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

44 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Minnesota Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMINX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.34	$12.54	$12.20
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2376
Class C (Symbol: FMNIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.35	$12.65	$12.30
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2029
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.35	$12.55	$12.20
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2437

Semiannual Report | 45

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.79%		+	7.86%	+	25.39%	+	66.65%
Average Annual Total Return[2]	+	0.35%		+	3.25%	+	3.73%	+	4.79%
Avg. Ann. Total Return (9/30/10)[3]				+	0.60%	+	3.87%	+	4.85%
Distribution Rate[4]			3.55%
Taxable Equivalent Distribution Rate[5]			5.93%
30-Day Standardized Yield[6]			2.73%
Taxable Equivalent Yield[5]			4.56%
Total Annual Operating Expenses[7]			0.65%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.54%		+	7.29%	+	21.99%	+	57.86%
Average Annual Total Return[2]	+	3.54%		+	6.29%	+	4.06%	+	4.67%
Avg. Ann. Total Return (9/30/10)[3]				+	3.54%	+	4.22%	+	4.74%
Distribution Rate[4]			3.13%
Taxable Equivalent Distribution Rate[5]			5.23%
30-Day Standardized Yield[6]			2.32%
Taxable Equivalent Yield[5]			3.87%
Total Annual Operating Expenses[7]			1.20%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.93%		+	8.05%	+	25.64%	+	66.97%
Average Annual Total Return[2]	+	4.93%		+	8.05%	+	4.67%	+	5.26%
Avg. Ann. Total Return (9/30/10)[3]				+	4.68%	+	4.40%	+	5.18%
Distribution Rate[4]			3.80%
Taxable Equivalent Distribution Rate[5]			6.34%
30-Day Standardized Yield[6]			2.97%
Taxable Equivalent Yield[5]			4.96%
Total Annual Operating Expenses[7]			0.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

46 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Minnesota personal income tax rate of 40.10%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +10.32% and +8.78%.

Semiannual Report | 47

Your Fund’s Expenses

Franklin Minnesota Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

48 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charge. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,047.90	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
Class C
Actual	$1,000	$1,045.40	$6.14
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06
Advisor Class
Actual	$1,000	$1,049.30	$2.79
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 49

Franklin Ohio Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Ohio Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Ohio personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Ohio Tax-Free Income Fund
8/31/10
% of Total
Ratings	Long-Term Investments**
AAA	37.5%
AA	24.1%
A	12.7%
BBB	0.5%
Not Rated by S&P	25.2%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Internal
AAA or Aaa	1.0%	3.8%
AA or Aa	13.3%	—
A	4.0%	0.6%
BBB or Baa	1.2%	1.3%
Total	19.5%	5.7%

We are pleased to bring you Franklin Ohio Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.50 on February 28, 2010, to $12.78 on August 31, 2010. The Fund’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 127.

50 | Semiannual Report

Dividend Distributions*
Franklin Ohio Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March	4.20 cents	3.62 cents	3.61 cents	4.31 cents
April	4.20 cents	3.62 cents	3.61 cents	4.31 cents
May	4.20 cents	3.62 cents	3.61 cents	4.31 cents
June	4.20 cents	3.66 cents	3.63 cents	4.30 cents
July	4.20 cents	3.66 cents	3.63 cents	4.30 cents
August	4.20 cents	3.66 cents	3.63 cents	4.30 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 25.64 cents per share for the same period.2 The Performance Summary beginning on page 54 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.78% based on an annualization of the current 4.20 cent per share dividend and the maximum offering price of $13.35 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Ohio personal income tax bracket of 39.06% would need to earn a distribution rate of 6.20% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

Ohio entered the recession early and is likely to recover at a slower pace than that of most states. Its heavy exposure to the manufacturing sector posed a significant challenge to the state’s economic recovery. The bankruptcies and restructurings of automakers Chrysler and General Motors, which led to plant closures and depressed the auto parts segment, placed near-term pressure on the state economy. Additional difficulties were falling home prices and rising unemployment. Many unemployed workers have migrated to other states creating risks to industrial restructuring. On a positive note, Governor Strickland in August announced the passage of an economic development bill that creates and retains thousands of jobs. The governor also highlighted the construction

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Semiannual Report | 51

Portfolio Breakdown

Franklin Ohio Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

General Obligation	24.3%
Prerefunded	21.6%
Higher Education	12.5%
Hospital & Health Care	12.1%
Utilities	10.7%
Tax-Supported	6.6%
Transportation	5.3%
Subject to Government Appropriations	3.5%
Other Revenue	2.8%
Housing	0.6%

*Does not include short-term investments and other net assets.

of a new SunCoke Energy plant, which will generate hundreds of new construction and steel jobs. In addition, Ohio’s largest solar energy facility opened during the reporting period, creating numerous new jobs. The state’s unemployment rate declined for six straight months to 10.1% in August; however, it was still above the 9.6% national average.3

Ohio has a history of strong financial management and has maintained its reserves in past downturns. However, like many states, Ohio experienced narrowing liquidity over the period. In an effort to maintain sufficient cash flow for operations, state officials implemented various actions, including allowing the state’s general fund to borrow from other funds. Ohio’s budget for the fiscal 2010–2011 biennium relied on significant nonrecurring measures to ensure balance and federal aid from the American Recovery and Reinvestment Act. The state also sought further budget relief by authorizing the restructuring of outstanding debt, effectively shifting substantial debt payments for the current biennium into future years.

State tax-supported debt was moderate; debt ratios were $933 per capita and 2.6% of personal income, compared with national medians of $936 and 2.5%.4 Although Ohio has a record of taking proactive and timely steps in managing budget shortfalls, the state’s fiscal well-being weakened based on its planned exhaustion of budget reserves, greatly diminished liquidity position, and the ongoing use of general and other state reserves to maintain operations and budget balance. Independent credit rating agency Moody’s Investors Service rated Ohio’s general obligation bonds Aa1 with a negative outlook.5 The negative outlook reflected the state’s continued economic challenges and increased use of nonrecurring fiscal measures.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

5. This does not indicate Moody’s rating of the Fund.

52 | Semiannual Report

Thank you for your continued participation in Franklin Ohio Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 53

Performance Summary as of 8/31/10

Franklin Ohio Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTOIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.28	$12.78	$12.50
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2564
Class B (Symbol: FBOIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.28	$12.83	$12.55
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2222
Class C (Symbol: FOITX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.29	$12.91	$12.62
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2210
Advisor Class (Symbol: FROZX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.28	$12.78	$12.50
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2628

54 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.35%		+	7.30%	+	23.76%	+	65.50%
Average Annual Total Return[2]		-0.05%		+	2.75%	+	3.46%	+	4.71%
Avg. Ann. Total Return (9/30/10)[3]				+	0.18%	+	3.61%	+	4.76%
Distribution Rate[4]			3.78%
Taxable Equivalent Distribution Rate[5]			6.20%
30-Day Standardized Yield[6]			2.77%
Taxable Equivalent Yield[5]			4.55%
Total Annual Operating Expenses[7]			0.64%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.05%		+	6.69%	+	20.33%	+	58.57%
Average Annual Total Return[2]	+	0.05%		+	2.69%	+	3.42%	+	4.72%
Avg. Ann. Total Return (9/30/10)[3]				+	0.02%	+	3.59%	+	4.78%
Distribution Rate[4]			3.40%
Taxable Equivalent Distribution Rate[5]			5.58%
30-Day Standardized Yield[6]			2.35%
Taxable Equivalent Yield[5]			3.86%
Total Annual Operating Expenses[7]			1.19%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.09%		+	6.72%	+	20.36%	+	56.79%
Average Annual Total Return[2]	+	3.09%		+	5.72%	+	3.78%	+	4.60%
Avg. Ann. Total Return (9/30/10)[3]				+	2.98%	+	3.95%	+	4.66%
Distribution Rate[4]			3.36%
Taxable Equivalent Distribution Rate[5]			5.51%
30-Day Standardized Yield[6]			2.36%
Taxable Equivalent Yield[5]			3.87%
Total Annual Operating Expenses[7]			1.19%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.40%		+	7.41%	+	24.02%	+	65.85%
Average Annual Total Return[2]	+	4.40%		+	7.41%	+	4.40%	+	5.19%
Avg. Ann. Total Return (9/30/10)[3]				+	4.70%	+	4.56%	+	5.25%
Distribution Rate[4]			4.04%
Taxable Equivalent Distribution Rate[5]			6.63%
30-Day Standardized Yield[6]			2.99%
Taxable Equivalent Yield[5]			4.91%
Total Annual Operating Expenses[7]			0.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 55

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Ohio personal income tax rate of 39.06%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.22% and +6.33%.

56 | Semiannual Report

Your Fund’s Expenses

Franklin Ohio Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 57

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10–8/31/10
Actual	$1,000	$1,043.50	$3.24
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
Class B
Actual	$1,000	$1,040.50	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Class C
Actual	$1,000	$1,040.90	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor Class
Actual	$1,000	$1,044.00	$2.73
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.18%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

58 | Semiannual Report

Franklin Oregon Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Oregon Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

We are pleased to bring you Franklin Oregon Tax-Free Income Fund’s semian-nual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 142.

Semiannual Report | 59

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Oregon Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March	4.01 cents	3.44 cents	4.11 cents
April	4.01 cents	3.44 cents	4.11 cents
May	4.01 cents	3.44 cents	4.11 cents
June	4.25 cents	3.70 cents	4.35 cents
July	4.25 cents	3.70 cents	4.35 cents
August	4.25 cents	3.70 cents	4.35 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.87 on February 28, 2010, to $12.22 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 25.38 cents per share for the same period.2 The Performance Summary beginning on page 63 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.00% based on an annualization of the current 4.25 cent per share dividend and the maximum offering price of $12.76 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Oregon personal income tax bracket of 42.15% would need to earn a distribution rate of 6.91% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Oregon’s economy weakened as the U.S. economic recovery lost momentum toward the end of the reporting period. The state’s unique dependence on personal income taxes posed challenges for Oregon as slow job growth weighed

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

60 | Semiannual Report

on tax collection revenues. The state’s 10.6% unemployment rate was higher than the 9.6% national rate in August.3 Construction and financial services lost the most jobs during the reporting period, while Oregon’s vital mining and logging sector and the information sector made employment gains. Oregon also benefited from a recent rebound in exports and nearly half of the state’s exports were from the high technology sector.

Oregon’s sound financial controls supported the state as large revenue shortfalls impacted the budget. During the state’s 2009-2011 fiscal biennium, state officials addressed a $3.8 billion budget gap through a combination of reduced expenditures, new revenues, federal stimulus funds and the state’s own reserves.4 The legislature and voters approved increases in personal and corporate income taxes. As of June, the governor announced a $526 million budget shortfall that he planned to bridge with general fund appropriations.4 Oregon maintained strong reserve funds and a moderate rainy day fund balance, both of which were key in protecting the state from declines in its economically sensitive personal income tax.

The state’s net tax-supported debt was 5.2% of personal income and $1,859 per capita, compared with the 2.5% and $936 national medians.5 Independent credit rating agency Moody’s Investors Service assigned Oregon’s general obligation bonds a rating of Aa1 with a stable outlook.6

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aa1 Rating to $61 Million State of Oregon General Obligation Bonds,” 7/12/10.

5. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

6. This does not indicate Moody’s rating of the Fund.

Portfolio Breakdown

Franklin Oregon Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

General Obligation	24.3%
Hospital & Health Care	17.7%
Prerefunded	14.1%
Utilities	9.7%
Transportation	9.7%
Tax-Supported	7.4%
Subject to Government Appropriations	5.3%
Other Revenue	4.3%
Higher Education	3.9%
Housing	2.9%
Corporate-Backed	0.7%

*Does not include short-term investments and other net assets.

Semiannual Report | 61

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

62 | Semiannual Report

Performance Summary as of 8/31/10

Franklin Oregon Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRORX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.35	$12.22	$11.87
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2538
Class C (Symbol: FORIX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.36	$12.36	$12.00
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2195
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.35	$12.22	$11.87
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2600

Semiannual Report | 63

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.15%	+	9.57%	+	25.34%	+	69.04%
Average Annual Total Return[2]	+	0.65%	+	4.88%	+	3.72%	+	4.93%
Avg. Ann. Total Return (9/30/10)[3]			+	1.23%	+	3.89%	+	5.02%
Distribution Rate[4]		4.00%
Taxable Equivalent Distribution Rate[5]		6.91%
30-Day Standardized Yield[6]		2.94%
Taxable Equivalent Yield[5]		5.08%
Total Annual Operating Expenses[7]		0.64%
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.88%	+	8.95%	+	21.95%	+	60.04%
Average Annual Total Return[2]	+	3.88%	+	7.95%	+	4.05%	+	4.81%
Avg. Ann. Total Return (9/30/10)[3]			+	4.13%	+	4.24%	+	4.90%
Distribution Rate[4]		3.58%
Taxable Equivalent Distribution Rate[5]		6.19%
30-Day Standardized Yield[6]		2.53%
Taxable Equivalent Yield[5]		4.37%
Total Annual Operating Expenses[7]		1.19%
Advisor Class[8]		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.20%	+	9.68%	+	25.47%	+	69.22%
Average Annual Total Return[2]	+	5.20%	+	9.68%	+	4.64%	+	5.40%
Avg. Ann. Total Return (9/30/10)[3]			+	5.80%	+	4.84%	+	5.49%
Distribution Rate[4]		4.28%
Taxable Equivalent Distribution Rate[5]		7.40%
30-Day Standardized Yield[6]		3.17%
Taxable Equivalent Yield[5]		5.48%
Total Annual Operating Expenses[7]		0.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

64 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Oregon personal income tax rate of 42.15%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/14/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.03% and +10.58%.

Semiannual Report | 65

Your Fund’s Expenses

Franklin Oregon Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

66 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10– 8/31/10
Actual	$1,000	$1,051.50	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class C
Actual	$1,000	$1,048.80	$6.04
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor Class
Actual	$1,000	$1,052.00	$2.69
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 67

Franklin Pennsylvania Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Pennsylvania Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

AAA

We are pleased to bring you Franklin Pennsylvania Tax-Free Income Fund’s semiannual report for the period ended August 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 154.

68 | Semiannual Report

Dividend Distributions*
Franklin Pennsylvania Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March	3.72 cents	3.24 cents	3.23 cents	3.80 cents
April	3.72 cents	3.24 cents	3.23 cents	3.80 cents
May	3.72 cents	3.24 cents	3.23 cents	3.80 cents
June	3.72 cents	3.29 cents	3.24 cents	3.80 cents
July	3.72 cents	3.29 cents	3.24 cents	3.80 cents
August	3.72 cents	3.29 cents	3.24 cents	3.80 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.27 on February 28, 2010, to $10.57 on August 31, 2010. The Fund’s Class A shares paid dividends totaling 22.71 cents per share for the same period.2 The Performance Summary beginning on page 72 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.04% based on an annualization of the current 3.72 cent per share dividend and the maximum offering price of $11.04 on August 31, 2010. An investor in the 2010 maximum combined effective federal and Pennsylvania personal income tax bracket of 37.00% would need to earn a distribution rate of 6.41% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Commonwealth Update

Pennsylvania’s economy mirrored the nation’s as it struggled to recover from the recession during the six-month reporting period. The commonwealth’s per capita debt position was close to the national median. Unemployment was also nearly the same as the nation’s, rising to 9.2%

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 69

Portfolio Breakdown

Franklin Pennsylvania Tax-Free Income Fund 8/31/10

% of Total
Long-Term Investments*

Higher Education	21.4%
General Obligation	21.1%
Hospital & Health Care	12.7%
Prerefunded	12.0%
Utilities	8.9%
Transportation	7.3%
Tax-Supported	6.1%
Housing	4.6%
Other Revenue	3.0%
Subject to Government Appropriations	2.1%
Corporate-Backed	0.8%

*Does not include short-term investments and other net assets.

in August, compared with the 9.6% national rate.3 The commonwealth’s large manufacturing and construction sectors had the greatest declines, which moderated by period-end. Job losses were cushioned by modest growth in the health and higher education sectors, with support from the state’s three largest private employers Pittsburgh Medical Center, Jefferson Health System and the University of Pennsylvania.

Pennsylvania’s key strengths remained its diverse and relatively stable economy and controlled debt position. Over the period, however, the commonwealth coped with declining revenue in all three major taxes, most significantly in corporate taxes. General fund tax collections were down 4.6% at the beginning of the reporting period.4 In July, Governor Rendell signed a $28 billion budget for the 2010–2011 fiscal biennium that reduced spending and relied on existing resources.5 Subsequently, federal funding fell $280 million below current budget projections, forcing Governor Rendell to propose 2% cuts from most state agencies.6 To close the budget gap, the governor also proposed trimming education spending and using taxes collected on natural gas production.

Pennsylvania’s net tax-supported debt was 2.4% of personal income and $938 per capita, compared with the 2.5% and $936 national medians.7 Independent credit rating agency Moody’s Investors Service assigned Pennsylvania’s general obligation bonds a rating of Aa1 with a negative outlook.8 The rating reflected Moody’s assessment of the commonwealth’s declining available fund balances and the challenge it faces rebuilding those balances, as well as continued revenue underperformance.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “New Issue: Moody’s Assigns Aa1 Rating to $1 Billion of Pennsylvania GO Bonds; Outlook Remains Negative,” 5/17/10.

5. Source: Office of the Budget, News Release, “Governor Rendell Signs Budget that Restrains Spending in Difficult Economy, But Invests More in Education and Job Creation,” 7/6/10.

6. Source: www.philly.com, “Rendell Proposes Wide-Ranging Cuts to Fill $280 Million Budget Gap,” 8/12/10. 7. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

8. This does not indicate Moody’s rating of the Fund.

70 | Semiannual Report

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 71

Performance Summary as of 8/31/10

Franklin Pennsylvania Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRPAX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.30	$10.57	$10.27
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2271
Class B (Symbol: FBPTX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.31	$10.61	$10.30
Distributions (3/1/10–8/31/10)
Dividend Income	$0.1993
Class C (Symbol: FRPTX)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.31	$10.67	$10.36
Distributions (3/1/10–8/31/10)
Dividend Income	$0.1975
Advisor Class (Symbol: n/a)			Change	8/31/10	2/28/10
Net Asset Value (NAV)		+$	0.30	$10.57	$10.27
Distributions (3/1/10–8/31/10)
Dividend Income	$0.2320

72 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.19%		+	9.71%	+	24.49%	+	67.13%
Average Annual Total Return[2]	+	0.69%		+	5.02%	+	3.57%	+	4.82%
Avg. Ann. Total Return (9/30/10)[3]				+	1.44%	+	3.77%	+	4.88%
Distribution Rate[4]			4.04%
Taxable Equivalent Distribution Rate[5]			6.41%
30-Day Standardized Yield[6]			3.39%
Taxable Equivalent Yield[5]			5.38%
Total Annual Operating Expenses[7]			0.65%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.00%		+	9.19%	+	21.17%	+	60.11%
Average Annual Total Return[2]	+	1.00%		+	5.19%	+	3.57%	+	4.82%
Avg. Ann. Total Return (9/30/10)[3]				+	1.33%	+	3.73%	+	4.90%
Distribution Rate[4]			3.66%
Taxable Equivalent Distribution Rate[5]			5.81%
30-Day Standardized Yield[6]			3.01%
Taxable Equivalent Yield[5]			4.78%
Total Annual Operating Expenses[7]			1.20%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	4.95%		+	9.22%	+	21.10%	+	58.36%
Average Annual Total Return[2]	+	3.95%		+	8.22%	+	3.90%	+	4.70%
Avg. Ann. Total Return (9/30/10)[3]				+	4.38%	+	4.10%	+	4.77%
Distribution Rate[4]			3.63%
Taxable Equivalent Distribution Rate[5]			5.76%
30-Day Standardized Yield[6]			3.03%
Taxable Equivalent Yield[5]			4.81%
Total Annual Operating Expenses[7]			1.20%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.24%		+	9.82%	+	24.62%	+	67.30%
Average Annual Total Return[2]	+	5.24%		+	9.82%	+	4.50%	+	5.28%
Avg. Ann. Total Return (9/30/10)[3]				+	6.02%	+	4.70%	+	5.35%
Distribution Rate[4]			4.33%
Taxable Equivalent Distribution Rate[5]			6.87%
30-Day Standardized Yield[6]			3.63%
Taxable Equivalent Yield[5]			5.76%
Total Annual Operating Expenses[7]			0.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 73

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/10.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and Pennsylvania personal income tax rate of 37.00%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/14/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.00% and +10.56%.

74 | Semiannual Report

Your Fund’s Expenses

Franklin Pennsylvania Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 75

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/10	Value 8/31/10	Period* 3/1/10– 8/31/10
Actual	$1,000	$1,051.90	$3.26
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
Class B
Actual	$1,000	$1,050.00	$6.05
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Class C
Actual	$1,000	$1,049.50	$6.10
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor Class
Actual	$1,000	$1,052.40	$2.74
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.17%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

76 | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Arizona Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.78	$10.18	$10.30	$11.16	$11.09	$11.21
Income from investment operations[b]:
Net investment income[c]	0.24	0.48	0.47	0.47	0.48	0.48
Net realized and unrealized gains (losses)	0.33	0.60	(0.12)	(0.86)	0.06	(0.12)
Total from investment operations	0.57	1.08	0.35	(0.39)	0.54	0.36
Less distributions from net investment income	(0.24)	(0.48)	(0.47)	(0.47)	(0.47)	(0.48)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.11	$10.78	$10.18	$10.30	$11.16	$11.09

Total return[f]	5.40%	10.84%	3.42%	(3.62)%	5.05%	3.25%

Ratios to average net assets[g]
Expenses	0.62%	0.63%	0.62%	0.63%	0.63%	0.63%
Net investment income	4.34%	4.55%	4.61%	4.29%	4.32%	4.34%

Supplemental data
Net assets, end of period (000’s)	$1,013,587	$982,080	$920,248	$914,411	$928,840	$885,864
Portfolio turnover rate	10.70%	8.37%	21.01%	16.53%	6.56%	33.22%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 77

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Arizona Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class B	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.85	$10.24	$10.36	$11.22	$11.15	$11.27
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.42	0.41	0.42	0.43
Net realized and unrealized gains (losses)	0.33	0.61	(0.13)	(0.86)	0.06	(0.13)
Total from investment operations	0.54	1.04	0.29	(0.45)	0.48	0.30
Less distributions from net investment income	(0.21)	(0.43)	(0.41)	(0.41)	(0.41)	(0.42)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.18	$10.85	$10.24	$10.36	$11.22	$11.15

Total return[f]	5.08%	10.28%	2.84%	(4.12)%	4.45%	2.68%

Ratios to average net assets[g]
Expenses	1.16%	1.17%	1.17%	1.18%	1.17%	1.18%
Net investment income	3.80%	4.01%	4.06%	3.74%	3.78%	3.79%

Supplemental data
Net assets, end of period (000’s)	$7,059	$8,833	$14,276	$17,854	$21,061	$22,315
Portfolio turnover rate	10.70%	8.37%	21.01%	16.53%	6.56%	33.22%

78 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Arizona Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.91	$10.29	$10.41	$11.27	$11.20	$11.32
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.42	0.41	0.42	0.43
Net realized and unrealized gains (losses)	0.34	0.62	(0.13)	(0.86)	0.06	(0.13)
Total from investment operations	0.55	1.05	0.29	(0.45)	0.48	0.30
Less distributions from net investment income	(0.21)	(0.43)	(0.41)	(0.41)	(0.41)	(0.42)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$11.25	$10.91	$10.29	$10.41	$11.27	$11.20

Total return[f]	5.13%	10.32%	2.82%	(4.11)%	4.42%	2.66%

Ratios to average net assets[g]
Expenses	1.17%	1.18%	1.17%	1.18%	1.18%	1.18%
Net investment income	3.79%	4.00%	4.06%	3.74%	3.77%	3.79%

Supplemental data
Net assets, end of period (000’s)	$119,816	$109,679	$78,805	$64,441	$58,386	$51,071
Portfolio turnover rate	10.70%	8.37%	21.01%	16.53%	6.56%	33.22%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 79

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Arizona Tax-Free Income Fund
	Six Months Ended	Year Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.80	$10.18	$10.64
Income from investment operations[b]:
Net investment income[c]	0.24	0.50	0.33
Net realized and unrealized gains (losses)	0.34	0.62	(0.47)
Total from investment operations	0.58	1.12	(0.14)
Less distributions from net investment income	(0.25)	(0.50)	(0.32)
Redemption fees[d]	—	—	—[e]
Net asset value, end of period	$11.13	$10.80	$10.18

Total return[f]	5.44%	11.15%	(1.28)%

Ratios to average net assets[g]
Expenses	0.52%	0.53%	0.52%
Net investment income	4.44%	4.65%	4.71%

Supplemental data
Net assets, end of period (000’s)	$4,441	$4,530	$5
Portfolio turnover rate	10.70%	8.37%	21.01%

80 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.1%
Arizona 87.6%
Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,
7/01/26	$2,500,000	$2,962,175
7/01/27	3,000,000	3,529,710
7/01/28	3,350,000	3,916,418
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College,
5.125%, 1/01/30	2,250,000	2,311,132
Arizona Health Facilities Authority Hospital System Revenue,
John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32	3,280,000	3,673,403
Phoenix Baptist Hospital, NATL Insured, ETM, 6.25%, 9/01/11	495,000	503,861
Arizona Health Facilities Authority Revenue, Banner Health,
Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	16,178,850
Series A, 5.00%, 1/01/35	10,000,000	10,140,300
Series D, 5.50%, 1/01/38	17,500,000	18,226,600
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,243,200
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,438,570
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,228,081
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,369,750
Series B, AGMC Insured, 5.00%, 10/01/29	5,580,000	5,951,516
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	16,852,508
7/01/29	10,000,000	10,771,600
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
5.00%, 8/01/33	1,000,000	1,021,520
Arizona State University COP,
Downtown Campus/Mercado Project, Series A, NATL Insured, 5.80%, 7/01/24	1,350,000	1,355,279
Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	17,250,000	17,790,960
Arizona State University Revenues, NATL RE, FGIC Insured, 5.00%,
7/01/23	2,890,000	3,025,079
7/01/25	2,250,000	2,338,740
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
NATL Insured, 5.00%, 7/01/28	7,000,000	7,126,910
Downtown Phoenix Hotel Corp. Revenue,
Senior Series A, FGIC Insured, 5.00%, 7/01/40	19,785,000	16,888,674
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	18,995,000	18,703,807
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40	12,845,000	12,241,927
Gila County Revenue Obligations, Assured Guaranty, 5.00%, 7/01/29	2,690,000	2,882,066
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,256,300
Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water
Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	26,291,000
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
5.00%, 12/01/32	4,025,000	3,893,543
5.00%, 12/01/42	12,870,000	12,086,603
Series B, 5.00%, 12/01/37	3,000,000	2,854,200

Semiannual Report | 81

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	$5,000,000	$5,084,250
5.125%, 5/15/40	10,000,000	10,210,100
Refunding, 5.00%, 5/15/31	7,080,000	7,268,965
Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
7/01/33	1,000,000	1,031,830
Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,150,380
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A,
6.25%, 7/01/38	10,000,000	10,665,000
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%,
7/15/32	7,945,000	8,272,255
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%,
8/01/35	9,090,000	9,247,802
Marana Municipal Property Corp. Municipal Facilities Revenue,
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,109,757
Series A, 5.00%, 7/01/28	3,000,000	3,228,990
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,030,288
Maricopa County IDA, MFHR,
Senior National Health Facilities II, Project A, AGMC Insured, ETM, 5.50%, 1/01/18	2,000,000	2,328,140
Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,650,000	1,629,392
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,325,430
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,534,086
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,286,222
Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16	2,365,000	2,368,902
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16	1,180,000	1,181,947
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21	9,600,000	9,606,528
Mayo Clinic, 5.00%, 11/15/36	25,750,000	26,677,257
Maricopa County IDA Hospital Facility Revenue,
Mayo Clinic Hospital, 5.25%, 11/15/37	16,000,000	16,013,280
Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37	3,000,000	3,002,490
Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,342,504
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A,
GNMA Secured, 5.00%, 8/20/35	1,725,000	1,782,373
Maricopa County PCC, PCR,
El Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	11,671,000
Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29	11,500,000	11,503,910
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	795,000	822,849
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,261,517
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,365,400
Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B, AGMC
Insured, 5.00%, 7/01/27	5,015,000	5,477,684
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa, Refunding,
5.25%, 7/01/33	5,000,000	5,228,000
5.00%, 7/01/38	5,000,000	5,116,700
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,653,724
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,949,771

82 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Semiannual Report | 83

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Arizona (continued)
	Pima County IDA Lease Revenue,
	Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	$2,000,000	$2,103,880
	Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,956,750
	Pima County Arizona, 5.125%, 9/01/27	8,655,000	9,245,444
	Pima County Arizona, 5.00%, 9/01/39	15,000,000	15,328,950
	Pinal County Electric District No. 4 Electric System Revenue, 6.00%,
	12/01/23	525,000	570,413
	12/01/28	740,000	781,248
	12/01/38	1,150,000	1,194,540
	Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty,
	6.50%, 7/15/24	4,220,000	5,023,024
	Salt River Project Agricultural Improvement and Power District Electric System Revenue,
	Salt River Project, Refunding, Series A, 5.00%, 1/01/23	6,000,000	6,374,880
	Salt River Project, Series A, 5.00%, 1/01/37	16,000,000	16,893,600
	Salt River Project, Series A, 5.00%, 1/01/39	25,000,000	27,030,500
	Series A, 5.00%, 1/01/38	15,000,000	16,101,450
	Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
	12/01/32	10,000,000	9,686,100
	12/01/37	10,000,000	9,541,500
	San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
	5.00%, 7/01/38	8,650,000	8,782,777
	Scottsdale GO, Refunding, 5.00%, 7/01/22	3,000,000	3,123,540
	Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
Pre	-Refunded, 5.80%, 12/01/31	14,865,000	16,035,619
	Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,101,150
	Scottsdale Municipal Property Corp. Excise Tax Revenue,
	5.00%, 7/01/36	21,270,000	23,309,368
Pre	-Refunded, 5.00%, 7/01/24	5,000,000	5,829,150
	Water and Sewer Improvements Project, 5.00%, 7/01/33	16,160,000	17,876,838
	Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
	12/01/30	5,160,000	5,114,231
	12/01/35	2,000,000	1,957,720
	Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
	7/01/28	4,275,000	4,309,456
	7/01/34	11,510,000	11,414,237
	Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
	5.40%, 11/20/22	1,090,000	1,128,782
	5.45%, 11/20/32	1,285,000	1,315,198
	Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,012,100
	Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC
	Insured, 5.00%, 7/15/32	1,000,000	1,005,960

84 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Semiannual Report | 85

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (Cost $8,000,000) 0.7%
Municipal Bonds 0.7%
U.S. Territories 0.7%
Puerto Rico 0.7%
[b] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and
Put, 0.19%, 7/01/32	$8,000,000	$8,000,000
Total Investments (Cost $1,096,490,565) 99.8%		1,142,763,823
Other Assets, less Liabilities 0.2%		2,138,631
Net Assets 100.0%		$1,144,902,454

See Abbreviations on page 187.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Colorado Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.65	$10.79	$11.14	$12.10	$12.03	$12.04
Income from investment operations[b]:
Net investment income[c]	0.25	0.51	0.51	0.51	0.51	0.53
Net realized and unrealized gains (losses)	0.37	0.87	(0.35)	(0.97)	0.08	(0.01)
Total from investment operations	0.62	1.38	0.16	(0.46)	0.59	0.52
Less distributions from net investment income	(0.26)	(0.52)	(0.51)	(0.50)	(0.52)	(0.53)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.01	$11.65	$10.79	$11.14	$12.10	$12.03

Total return[f]	5.37%	12.97%	1.43%	(3.94)%	5.04%	4.41%

Ratios to average net assets[g]
Expenses	0.65%	0.66%	0.66%	0.67%	0.68%	0.69%
Net investment income	4.26%	4.49%	4.62%	4.27%	4.31%	4.40%

Supplemental data
Net assets, end of period (000’s)	$616,811	$565,222	$465,136	$444,475	$426,482	$382,608
Portfolio turnover rate	4.23%	9.78%	11.01%	22.57%	15.20%	23.19%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Colorado Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.76	$10.88	$11.22	$12.19	$12.12	$12.13
Income from investment operations[b]:
Net investment income[c]	0.22	0.45	0.46	0.44	0.45	0.47
Net realized and unrealized gains (losses)	0.36	0.88	(0.35)	(0.97)	0.07	(0.01)
Total from investment operations	0.58	1.33	0.11	(0.53)	0.52	0.46
Less distributions from net investment income	(0.22)	(0.45)	(0.45)	(0.44)	(0.45)	(0.47)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.12	$11.76	$10.88	$11.22	$12.19	$12.12

Total return[f]	5.02%	12.43%	0.94%	(4.52)%	4.43%	3.81%

Ratios to average net assets[g]
Expenses	1.20%	1.21%	1.21%	1.22%	1.23%	1.24%
Net investment income	3.71%	3.94%	4.07%	3.72%	3.76%	3.85%

Supplemental data
Net assets, end of period (000’s)	$136,967	$118,648	$69,302	$56,146	$50,938	$43,676
Portfolio turnover rate	4.23%	9.78%	11.01%	22.57%	15.20%	23.19%

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Colorado Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.65	$11.22
Income from investment operations[b]:
Net investment income[c]	0.26	0.33
Net realized and unrealized gains (losses)	0.36	0.43
Total from investment operations	0.62	0.76
Less distributions from net investment income	(0.26)	(0.33)
Net asset value, end of period	$12.01	$11.65

Total return[d]	5.42%	6.79%

Ratios to average net assets[e]
Expenses	0.55%	0.56%
Net investment income	4.36%	4.59%

Supplemental data
Net assets, end of period (000’s)	$12,134	$11,066
Portfolio turnover rate	4.23%	9.78%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%
Colorado 84.5%
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%,
2/01/31	$10,000,000	$10,145,300
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
5/15/34	2,000,000	2,206,100
5/15/39	2,150,000	2,361,646
Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%,
12/01/32	15,000,000	15,174,600
Aurora COP,
AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30	4,935,000	4,998,859
Refunding, Series A, 5.00%, 12/01/29	6,655,000	7,245,165
Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,133,207
Aurora Hospital Revenue, Children’s Hospital Assn., 5.00%, 12/01/40	5,000,000	5,086,850
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,179,468
8/01/39	14,000,000	14,687,260
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,228,414
Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured,
5.00%, 9/01/33	1,500,000	1,517,580
Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%, 12/15/33	5,300,000	5,693,472
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	13,025,000	14,259,119
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,575,200
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty,
5.25%, 12/01/34	5,380,000	5,882,062
Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34	8,655,000	9,145,652
Broomfield COP,
Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22	1,535,000	1,546,252
Refunding, AMBAC Insured, 6.00%, 12/01/29	2,000,000	2,014,640
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
5.00%, 12/01/27	10,000,000	10,281,300
Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
12/01/31	7,500,000	7,670,325
Colorado Department of Transportation COP, NATL Insured, 5.00%, 6/15/34	6,915,000	7,147,759
Colorado Educational and Cultural Facilities Authority Revenue,
James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%, 8/01/37	6,060,000	6,158,839
Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38	9,000,000	9,326,340
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded,
5.00%, 7/01/27	6,545,000	7,040,260
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded,
5.00%, 7/01/32	10,005,000	10,762,078
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,183,850
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,830,350
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,254,960
Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 6.125%,
6/01/38	4,500,000	4,614,930
Evangelical Lutheran Project, 5.25%, 6/01/31	4,000,000	3,994,640
Evangelical Lutheran Project, Series A, 5.25%, 6/01/34	3,500,000	3,466,890
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
12/01/25	3,050,000	2,970,426

90 | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Colorado (continued)
	Colorado Health Facilities Authority Revenue, (continued)
	Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
	12/01/26	$3,205,000	$3,111,061
	Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
	12/01/27	3,365,000	3,236,827
	Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
	12/01/30	3,000,000	2,783,400
	Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,605,391
	Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,233,550
	Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26	2,500,000	2,709,075
	Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31	5,500,000	5,951,715
	Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A,
	AGMC Insured, 5.20%, 3/01/31	10,000,000	10,683,000
	Refunding, 5.00%, 1/01/40	12,500,000	12,926,750
	Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,067,620
	Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	3,842,520
	Colorado HFAR,
	MF, Project II, Series A-2, 5.30%, 10/01/23	1,645,000	1,665,842
	MF, Project II, Series A-2, 5.375%, 10/01/32	3,605,000	3,635,787
	MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28	235,000	235,209
	MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	475,000	475,489
	Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%,
	12/01/37	2,000,000	2,157,940
	Colorado Springs Hospital Revenue,
	6.375%, 12/15/30	3,785,000	3,842,116
Pre	-Refunded, 6.375%, 12/15/30	3,715,000	3,814,859
	Refunding, 6.25%, 12/15/33	5,000,000	5,370,800
	Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured
	Guaranty, 5.00%, 11/01/39	11,305,000	11,898,399
	Colorado Springs Utilities Revenue,
	Refunding, Series A, 5.00%, 11/15/27	1,000,000	1,145,860
	sub. lien, System Improvement, Series B, 5.00%, 11/15/33	3,000,000	3,139,590
	Colorado State Board of Governors University Enterprise System Revenue, Series A,
	5.00%, 3/01/34	2,250,000	2,434,253
	5.00%, 3/01/39	10,550,000	11,342,832
	NATL RE, FGIC Insured, 5.00%, 3/01/37	13,000,000	13,759,980
	Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic
	Facility Project, Series B, NATL Insured, 5.00%, 11/01/30	5,000,000	5,204,800
	Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc. Project, Series
	A, 5.00%, 9/01/37	8,000,000	7,837,440
	Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
	5.50%, 11/01/27	5,245,000	5,881,009
Pre	-Refunded, 5.50%, 11/01/27	2,030,000	2,608,327
	Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
	6.15%, 9/01/11	75,000	75,335
	6.30%, 9/01/14	25,000	25,111
	Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
	Series A, FGIC Insured, Pre-Refunded, 5.80%, 11/01/20	1,200,000	1,210,512

Semiannual Report | 91

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

92 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and
Improvement, Assured Guaranty, 6.375%, 12/01/37	$7,000,000	$8,051,680
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	11,403,414
Pueblo Board Waterworks Water Revenue, Series A, AGMC Insured, Pre-Refunded, 6.00%,
11/01/21	4,300,000	4,340,119
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%,
12/15/30	4,115,000	4,475,062
Regional Transportation District Sales Tax Revenue, FasTracks Project,
Refunding, Series A, AGMC Insured, 4.50%, 11/01/35	3,500,000	3,588,130
Series A, AMBAC Insured, 5.00%, 11/01/31	14,150,000	15,235,305
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
Renewal, NATL Insured, 5.00%, 12/01/29	6,100,000	6,442,881
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,478,058
Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	11,233,405
University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	3,570,000	3,991,688
University of Colorado Enterprise System Revenue,
Series A, 5.375%, 6/01/38	3,000,000	3,292,380
University of Colorado Regents, NATL Insured, 5.00%, 6/01/32	5,000,000	5,314,000
University of Colorado Hospital Authority Revenue,
Refunding, 6.00%, 11/15/29	5,000,000	5,476,650
Series A, 5.00%, 11/15/37	2,000,000	2,014,640
Series A, 5.25%, 11/15/39	3,000,000	3,055,920
Series A, Pre-Refunded, 5.60%, 11/15/25	1,900,000	2,020,289
University of Northern Colorado Revenue, Auxiliary Facilities Systems, Refunding and
Improvement, AMBAC Insured, 5.00%, 6/01/31	3,000,000	3,020,940
Western State College Revenues, 5.00%,
5/15/34	2,000,000	2,108,020
5/15/39	2,000,000	2,093,200
Westminster Building Authority COP, NATL Insured, Pre-Refunded, 5.25%, 12/01/22	1,555,000	1,651,332
		646,962,458
U.S. Territories 13.6%
Guam 0.8%
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,189,600
5.75%, 12/01/34	3,565,000	3,793,267
		5,982,867
Puerto Rico 12.6%
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding,
Series AA-2, 5.30%, 7/01/35	5,000,000	5,177,850
Series CC, AGMC Insured, 5.50%, 7/01/29	12,145,000	14,591,975
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series H, 5.45%, 7/01/35	1,470,000	1,521,920
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B,
5.00%, 7/01/41	5,000,000	5,029,450
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	14,550,277
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	1,335,000	1,336,989

Semiannual Report | 93

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	$2,120,000	$2,147,963
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,848,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.00%, 8/01/24	6,500,000	6,993,090
Series A, 5.25%, 8/01/27	7,950,000	8,638,788
Series A, 5.50%, 8/01/37	5,000,000	5,348,300
Series A, 5.50%, 8/01/42	3,000,000	3,190,080
Series B, 6.375%, 8/01/39	10,000,000	11,355,700
Series C, 5.50%, 8/01/40	10,000,000	10,701,200
		96,431,782
U.S. Virgin Islands 0.2%
Virgin Islands PFAR, Matching Fund Loan, sub. lien, Series B, 5.25%, 10/01/29	1,800,000	1,866,960

Total U.S. Territories		104,281,609
Total Municipal Bonds before Short Term Investments
(Cost $713,051,510)		751,244,067
Short Term Investments 0.7%
Municipal Bonds 0.7%
Colorado 0.7%
[a] Colorado Educational and Cultural Facilities Authority Revenue,
National Jewish Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put,
0.26%, 9/01/35	295,000	295,000
National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.26%,
7/01/29	400,000	400,000
National Jewish Federation Bond Program, Series A-10, Daily VRDN and Put, 0.25%,
9/01/37	2,295,000	2,295,000
YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.25%, 10/01/38	1,200,000	1,200,000
[a] Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.26%,
4/01/16	1,000,000	1,000,000
Total Short Term Investments (Cost $5,190,000)		5,190,000
Total Investments (Cost $718,241,510) 98.8%		756,434,067
Other Assets, less Liabilities 1.2%		9,477,499
Net Assets 100.0%		$765,911,566

See Abbreviations on page 187.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

94 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Connecticut Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.88	$10.18	$10.39	$11.13	$11.10	$11.11
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.46	0.45	0.46	0.48
Net realized and unrealized gains (losses)	0.33	0.69	(0.22)	(0.73)	0.04	(0.01)
Total from investment operations	0.55	1.15	0.24	(0.28)	0.50	0.47
Less distributions from net investment income	(0.23)	(0.45)	(0.45)	(0.46)	(0.47)	(0.48)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—
Net asset value, end of period	$11.20	$10.88	$10.18	$10.39	$11.13	$11.10

Total return[f]	5.13%	11.50%	2.31%	(2.66)%	4.61%	4.33%

Ratios to average net assets[g]
Expenses	0.66%	0.68%	0.68%	0.69%	0.70%	0.71%
Net investment income	4.04%	4.29%	4.39%	4.16%	4.21%	4.30%

Supplemental data
Net assets, end of period (000’s)	$437,172	$405,070	$338,345	$315,908	$305,258	$274,407
Portfolio turnover rate	6.53%	3.67%	9.72%	13.47%	11.18%	7.73%

aFor the year ended February 29. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 95

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Connecticut Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.94	$10.24	$10.44	$11.19	$11.15	$11.16
Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.40	0.40	0.41	0.42
Net realized and unrealized gains (losses)	0.34	0.69	(0.21)	(0.75)	0.04	(0.01)
Total from investment operations	0.53	1.09	0.19	(0.35)	0.45	0.41
Less distributions from net investment income	(0.20)	(0.39)	(0.39)	(0.40)	(0.41)	(0.42)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—
Net asset value, end of period	$11.27	$10.94	$10.24	$10.44	$11.19	$11.15

Total return[f]	4.90%	10.83%	1.83%	(3.28)%	4.10%	3.75%

Ratios to average net assets[g]
Expenses	1.21%	1.23%	1.23%	1.24%	1.25%	1.26%
Net investment income	3.49%	3.74%	3.84%	3.61%	3.66%	3.75%

Supplemental data
Net assets, end of period (000’s)	$106,419	$94,058	$70,541	$55,126	$52,623	$45,564
Portfolio turnover rate	6.53%	3.67%	9.72%	13.47%	11.18%	7.73%

96 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Connecticut Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.87	$10.45
Income from investment operations[b]:
Net investment income[c]	0.23	0.29
Net realized and unrealized gains (losses)	0.34	0.41
Total from investment operations	0.57	0.70
Less distributions from net investment income	(0.24)	(0.28)
Net asset value, end of period	$11.20	$10.87

Total return[d]	5.28%	6.78%

Ratios to average net assets[e]
Expenses	0.56%	0.58%
Net investment income	4.14%	4.39%

Supplemental data
Net assets, end of period (000’s)	$13,977	$11,030
Portfolio turnover rate	6.53%	3.67%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 97

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%
Connecticut 75.3%
Connecticut State Airport Revenue, Bradley International Airport, Series A, NATL RE, FGIC
Insured, 5.125%, 10/01/26	$3,000,000	$3,048,150
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
Church Homes Inc. Project, Refunding, 5.80%, 4/01/21	4,000,000	4,000,400
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22	2,000,000	2,000,660
The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23	750,000	757,643
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18	1,100,000	1,100,242
Connecticut State Development Authority PCR,
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	5,500,000	5,600,760
United Illuminating Co. Project, Mandatory Put 2/01/12, 5.75%, 6/01/26	1,000,000	1,057,660
Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
Refunding, Radian Insured, 5.00%, 9/01/21	2,000,000	1,911,940
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power
LLC Project, Series A, 5.75%, 11/01/37	5,000,000	5,037,850
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
Project, 6.15%, 4/01/35	1,000,000	1,004,330
Connecticut State GO,
Series A, 5.00%, 4/15/20	5,155,000	6,173,989
Series A, 5.00%, 2/15/29	10,000,000	11,276,000
Series B, Pre-Refunded, 5.00%, 6/15/20	10,000,000	10,370,600
Series B, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,082,220
Series C, 5.00%, 11/01/23	1,750,000	2,064,038
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,591,000
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	19,450,815
Brunswick School, Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,000,800
Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	980,030
Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29	1,215,000	1,226,093
Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31	1,000,000	1,013,880
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,652,367
Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29	3,500,000	3,514,000
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
7/01/25	2,965,000	2,982,523
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
7/01/30	2,500,000	2,352,975
Fairfield University, Series M, 5.00%, 7/01/26	450,000	484,349
Fairfield University, Series M, 5.00%, 7/01/34	1,000,000	1,035,960
Fairfield University, Series N, 5.00%, 7/01/29	7,000,000	7,422,660
Greenwich Academy, Series B, AGMC Insured, Pre-Refunded, 5.00%, 3/01/32	4,210,000	4,350,572
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,115,400
Horace Bushnell Memorial Hall, Series A, NATL Insured, 5.625%, 7/01/29	1,000,000	1,008,030
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37	2,500,000	2,369,100
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,195,600
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,578,698
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	350,000	443,527
Miss Porter’s School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26	1,730,000	1,902,014
Miss Porter’s School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,661,048
New Horizons Village Project, 7.30%, 11/01/16	2,905,000	2,919,467
New Money, Series O, 5.00%, 7/01/35	4,000,000	4,219,000

98 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority Revenue, (continued)
New Money, Series O, 5.00%, 7/01/40	$5,000,000	$5,253,300
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34	1,675,000	1,732,000
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	8,000,000	8,314,800
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	15,660,300
Quinnipiac University, Series K-1, NATL Insured, 5.00%, 7/01/31	4,000,000	4,249,760
Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37	1,170,000	1,131,343
Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28	4,000,000	4,000,400
Sacred Heart University, Series C, 6.50%, 7/01/16	170,000	170,666
Sacred Heart University, Series C, 6.625%, 7/01/26	785,000	788,124
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,378,150
Series B, NATL Insured, 5.00%, 7/01/33	2,000,000	2,009,280
St. Mary’s Hospital, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,505,255
Stamford Hospital, Series I, 5.00%, 7/01/30	7,000,000	7,292,040
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	1,500,000	1,616,595
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	4,025,000	4,246,214
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	2,000,000	2,032,820
Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	5,425,000	5,689,252
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,954,465
Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32	1,000,000	920,150
Wesleyan University, 5.00%, 7/01/39	10,000,000	10,847,800
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	11,395,966
Yale University, Series A-2, 5.00%, 7/01/40	20,000,000	21,723,800
Yale University, Series Y-1, 5.00%, 7/01/35	15,000,000	15,915,450
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	10,691,600
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	12,500,000	13,021,750
Connecticut State HFA Housing Mortgage Finance Program Revenue,
5.20%, 11/15/34	1,770,000	1,871,315
5.30%, 11/15/39	2,475,000	2,589,766
Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,346,846
Sub Series C-1, 4.95%, 11/15/39	6,365,000	6,564,288
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31	2,715,000	2,717,145
Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28	4,650,000	4,708,590
Housing Mortgage Finance Program, Series F, Sub Series F-2, 5.875%, 11/15/33	3,170,000	3,372,880
Housing Mortgage Finance Program, Series F, Sub Series F-2, 6.00%, 11/15/38	1,295,000	1,368,647
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,058,050
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,023,440
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	468,947
Connecticut State Higher Education Supplemental Loan Authority Revenue,
CHESLA Loan Program, Series A, 5.05%, 11/15/27	1,000,000	1,064,250
Family Education Loan Program, Series A, AMBAC Insured, 6.00%, 11/15/18	520,000	531,362
Family Education Loan Program, Series A, NATL Insured, 5.50%, 11/15/17	365,000	373,636
Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
6/01/26	4,925,000	5,718,565
7/01/26	6,025,000	6,732,937
7/01/27	4,060,000	4,520,891
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
Series A, AGMC Insured, Pre-Refunded, 5.375%, 10/01/18	1,000,000	1,055,010
Series B, AMBAC Insured, 5.00%, 12/01/20	5,000,000	5,392,800
Series B, AMBAC Insured, 5.00%, 12/01/22	1,000,000	1,075,330

	Semiannual Report | 99

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
Greater New Haven Water Pollution Control Authority Regional Water Revenue,
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	$3,315,000	$3,578,808
Refunding, Series A, NATL Insured, 5.00%, 8/15/35	3,250,000	3,354,780
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,164,850
Hartford County Metropolitan District GO, Series B, 5.00%, 7/15/35	2,120,000	2,309,888
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,096,310
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	30,290
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22	2,975,000	3,270,031
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,119,810
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,095,360
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,751,090
Refunding, Twenty-second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,325,600
Series A, NATL Insured, 5.00%, 8/01/33	6,000,000	6,191,460
University of Connecticut Revenue, Student Fee,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,579,700
Series A, 5.00%, 5/15/23	10,000,000	10,486,700
Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25	1,500,000	1,532,370
		419,939,412
U.S. Territories 23.0%
Puerto Rico 22.6%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
5.50%, 5/15/39	4,000,000	3,534,080
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	1,000,000	1,076,780
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,140,120
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	835,000	841,237
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,847,000
Series A, 5.00%, 7/01/29	1,000,000	1,014,530
Series A, 5.125%, 7/01/31	3,195,000	3,207,493
Series A, 5.00%, 7/01/33	465,000	469,115
Series A, 5.00%, 7/01/34	280,000	282,209
Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	1,000,000	1,086,180
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	604,127
Series B, 5.00%, 7/01/35	1,895,000	1,914,898
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,759,379
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series A, 5.00%, 7/01/38	120,000	120,010
Series G, 5.00%, 7/01/33	400,000	403,540
Series G, Pre-Refunded, 5.00%, 7/01/33	600,000	677,526
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
7/01/46	5,000,000	5,003,650
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC
Insured, 5.00%, 7/01/31	5,000,000	4,980,450
Puerto Rico Electric Power Authority Power Revenue,
Series II, Pre-Refunded, 5.25%, 7/01/31	1,000,000	1,099,710
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,189,090
Series TT, 5.00%, 7/01/32	18,500,000	18,884,800
100 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority Power Revenue, (continued)
Series WW, 5.50%, 7/01/38	$6,700,000	$7,137,510
Series XX, 5.25%, 7/01/40	1,000,000	1,046,030
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,527,398
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured,
5.00%, 7/01/33	1,000,000	1,000,150
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19	3,320,000	3,404,394
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	1,995,000	2,021,314
Series D, Pre-Refunded, 5.375%, 7/01/33	6,005,000	6,534,641
Series I, 5.00%, 7/01/36	1,000,000	1,004,420
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 6.00%, 8/01/42	22,000,000	24,382,600
Series C, 5.50%, 8/01/40	5,000,000	5,350,600
University of Puerto Rico Revenues, University System, Refunding,
Series P, 5.00%, 6/01/26	5,000,000	5,104,650
Series Q, 5.00%, 6/01/36	1,500,000	1,502,115
		126,151,746
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,030,870
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
7/01/21	1,000,000	1,001,200
		2,032,070
Total U.S. Territories		128,183,816
Total Municipal Bonds before Short Term Investments
(Cost $524,954,597)		548,123,228

Short Term Investments 1.1%
Municipal Bonds 1.1%
Connecticut 1.0%
[a] Connecticut State Health and Educational Facilities Authority Revenue, Greater Hartford YMCA,
Series B, Daily VRDN and Put, 0.24%, 7/01/38	5,700,000	5,700,000

U.S. Territories 0.1%
Puerto Rico 0.1%
[a] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
0.19%, 7/01/32	335,000	335,000
Total Short Term Investments (Cost $6,035,000)		6,035,000
Total Investments (Cost $530,989,597) 99.4%		554,158,228
Other Assets, less Liabilities 0.6%		3,409,973
Net Assets 100.0%		$557,568,201

See Abbreviations on page 187.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 101

Franklin Tax-Free Trust

Financial Highlights

Franklin Michigan Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.97	$11.48	$11.71	$12.24	$12.27	$12.35
Income from investment operations[b]:
Net investment income[c]	0.25	0.52	0.51	0.51	0.53	0.54
Net realized and unrealized gains
(losses)	0.26	0.49	(0.23)	(0.51)	(0.01)	(0.08)
Total from investment operations	0.51	1.01	0.28	—	0.52	0.46
Less distributions from:
Net investment income	(0.26)	(0.52)	(0.51)	(0.52)	(0.53)	(0.54)
Net realized gains	(—)[d]	—	—	(0.01)	(0.02)	—
Total distributions	(0.26)	(0.52)	(0.51)	(0.53)	(0.55)	(0.54)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.22	$11.97	$11.48	$11.71	$12.24	$12.27

Total return[f]	4.36%	8.92%	2.41%	(0.06)%	4.35%	3.77%

Ratios to average net assets[g]
Expenses	0.63%	0.63%	0.63%	0.64%	0.64%	0.64%
Net investment income	4.19%	4.40%	4.40%	4.25%	4.34%	4.38%

Supplemental data
Net assets, end of period (000’s)	$1,365,778	$1,345,427	$1,318,955	$1,294,052	$1,260,755	$1,230,439
Portfolio turnover rate	7.17%	5.47%	16.08%	13.00%	7.97%	6.55%

102 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Michigan Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class B	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.03	$11.54	$11.77	$12.30	$12.33	$12.40
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.45	0.45	0.46	0.47
Net realized and unrealized gains (losses)	0.26	0.48	(0.24)	(0.52)	(0.01)	(0.07)
Total from investment operations	0.48	0.94	0.21	(0.07)	0.45	0.40
Less distributions from:
Net investment income	(0.23)	(0.45)	(0.44)	(0.45)	(0.46)	(0.47)
Net realized gains	(—)[d]	—	—	(0.01)	(0.02)	—
Total distributions	(0.23)	(0.45)	(0.44)	(0.46)	(0.48)	(0.47)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.28	$12.03	$11.54	$11.77	$12.30	$12.33

Total return[f]	4.05%	8.28%	1.84%	(0.61)%	3.77%	3.27%

Ratios to average net assets[g]
Expenses	1.18%	1.18%	1.18%	1.19%	1.19%	1.19%
Net investment income	3.64%	3.85%	3.85%	3.70%	3.79%	3.83%

Supplemental data
Net assets, end of period (000’s)	$13,330	$17,892	$30,625	$39,466	$45,664	$51,285
Portfolio turnover rate	7.17%	5.47%	16.08%	13.00%	7.97%	6.55%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 103

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Michigan Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.11	$11.61	$11.83	$12.36	$12.39	$12.46
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.45	0.45	0.47	0.48
Net realized and unrealized gains (losses)	0.26	0.49	(0.23)	(0.52)	(0.02)	(0.08)
Total from investment operations	0.48	0.95	0.22	(0.07)	0.45	0.40
Less distributions from:
Net investment income	(0.23)	(0.45)	(0.44)	(0.45)	(0.46)	(0.47)
Net realized gains	(—)[d]	—	—	(0.01)	(0.02)	—
Total distributions	(0.23)	(0.45)	(0.44)	(0.46)	(0.48)	(0.47)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.36	$12.11	$11.61	$11.83	$12.36	$12.39

Total return[f]	4.02%	8.31%	1.91%	(0.61)%	3.74%	3.25%

Ratios to average net assets[g]
Expenses	1.18%	1.18%	1.18%	1.19%	1.19%	1.19%
Net investment income	3.64%	3.85%	3.85%	3.70%	3.79%	3.83%

Supplemental data
Net assets, end of period (000’s)	$211,289	$195,638	$173,295	$131,079	$126,535	$123,024
Portfolio turnover rate	7.17%	5.47%	16.08%	13.00%	7.97%	6.55%

104 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights (continued)

Franklin Michigan Tax-Free Income Fund
	Six Months Ended	Year Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.99	$11.49	$11.95
Income from investment operations[b]:
Net investment income[c]	0.26	0.53	0.35
Net realized and unrealized gains (losses)	0.26	0.50	(0.47)
Total from investment operations	0.52	1.03	(0.12)
Less distributions from:
Net investment income	(0.27)	(0.53)	(0.34)
Net realized gains	(—)[d]	—	—
Total distributions	(0.27)	(0.53)	(0.34)
Net asset value, end of period	$12.24	$11.99	$11.49

Total return[e]	4.40%	9.11%	(0.92)%

Ratios to average net assets[f]
Expenses	0.53%	0.53%	0.53%
Net investment income	4.29%	4.50%	4.50%

Supplemental data
Net assets, end of period (000’s)	$6,324	$3,486	$769
Portfolio turnover rate	7.17%	5.47%	16.08%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 105

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.9%
Michigan 90.5%
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	$1,960,000	$2,264,858
5/01/29	2,125,000	2,455,523
5/01/34	6,690,000	7,730,563
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured,
5.00%, 5/01/32	7,300,000	7,415,194
Allendale Public School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.125%, 5/01/27	6,450,000	6,956,260
FGIC Insured, Pre-Refunded, 5.125%, 5/01/32	5,490,000	5,920,910
Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	12,249,096
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,
5/01/29	9,000,000	10,092,150
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,210,160
5/01/34	10,165,000	10,578,715
5/01/37	8,760,000	9,080,616
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,291,660
Brown City Community School District GO, Building and Site, FGIC Insured, Pre-Refunded,
5.00%, 5/01/31	3,200,000	3,373,792
Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26	3,665,000	4,009,473
Carman-Ainsworth Community School District GO,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/27	1,550,000	1,664,421
NATL RE, FGIC Insured, 5.00%, 5/01/27	1,400,000	1,428,532
Central Michigan University Revenue,
General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	9,076,421
Series A, AMBAC Insured, 5.05%, 10/01/32	10,000,000	10,167,600
Chippewa Valley Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/34	15,970,000	16,566,479
Detroit City School District GO, School Building and Site Improvement,
Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	11,547,100
Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	38,330,000	41,205,517
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,650,000	2,952,869
Series B, FGIC Insured, 5.00%, 5/01/25	2,000,000	2,030,720
Detroit GO,
Distribution State Aid, 5.00%, 11/01/30	5,000,000	5,185,250
Distribution State Aid, 5.25%, 11/01/35	5,000,000	5,122,300
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	5,021,700
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,494,783
Detroit Sewer Disposal System Revenue,
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,976,585
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	6,025,322
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,387,560
Detroit Water Supply System Revenue,
FGIC Insured, ETM, 6.25%, 7/01/12	475,000	509,537
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,058,800
second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33	20,000,000	21,022,400
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,881,301
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	18,111,450
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	39,323,812
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	4,880,000	5,066,611

106 | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Michigan (continued)
	Detroit Water Supply System Revenue, (continued)
	senior lien, Series A, NATL Insured, 5.00%, 7/01/27	$4,930,000	$4,938,578
	senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,583,654
	senior lien, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	4,745,000	4,934,563
	Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	5,270,000	5,919,159
	Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%,
	2/01/27	5,500,000	5,499,835
	Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
	6/01/28	6,730,000	7,544,599
	6/01/33	14,700,000	16,479,288
	Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured,
	5.00%, 5/01/26	2,700,000	2,874,231
	5.00%, 5/01/29	820,000	866,797
Pre	-Refunded, 5.00%, 5/01/29	1,930,000	2,230,192
	Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%,
	2/15/25	100,000	100,323
	Fennville Public Schools GO, School Building and Site,
	FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	1,115,000	1,290,624
	FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,761,908
	NATL RE, FGIC Insured, 5.00%, 5/01/30	2,085,000	2,187,832
	Ferris State University Revenue, NATL RE, FGIC Insured, 5.25%,
	10/01/26	1,500,000	1,516,305
	10/01/31	3,255,000	3,279,933
	Fowlerville Community School District GO, NATL RE, FGIC Insured, 5.00%,
	5/01/30	1,990,000	2,077,719
	5/01/34	8,145,000	8,391,386
	Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%,
	5/01/30	8,520,000	8,926,574
	Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,099,280
	Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
	5/01/28	4,250,000	4,507,593
	Grand Rapids Building Authority Revenue, Series A, AMBAC Insured,
	5.00%, 10/01/28	3,590,000	3,701,290
Pre	-Refunded, 5.00%, 10/01/28	2,410,000	2,638,107
	Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%,
	1/01/30	4,900,000	5,199,047
	1/01/34	2,420,000	2,542,500
	Grand Rapids Water Supply Revenue,
	Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,207,480
	NATL RE, FGIC Insured, 5.00%, 1/01/35	3,500,000	3,671,395
	Grand Valley State University Revenue, General,
	5.75%, 12/01/34	1,500,000	1,623,015
	Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,860,902
	Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,141,276
	Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, Pre-Refunded, 4.70%,
	4/01/24	700,000	702,394
	Hazel Park School District GO, AGMC Insured, 5.00%,
	5/01/27	9,000,000	9,267,030
	5/01/32	12,475,000	12,755,563

		Semiannual Report | 107

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	$4,145,000	$4,348,229
Huron School District GO, AGMC Insured, Pre-Refunded,
5.25%, 5/01/21	1,500,000	1,549,410
5.375%, 5/01/26	2,500,000	2,584,400
Jackson Brownfield RDAR,
FGIC Insured, Pre-Refunded, 5.25%, 6/01/26	2,820,000	3,051,296
FGIC Insured, Pre-Refunded, 5.375%, 6/01/30	5,830,000	6,320,828
NATL RE, FGIC Insured, 5.125%, 6/01/22	2,290,000	2,372,394
NATL RE, FGIC Insured, 5.125%, 6/01/24	1,215,000	1,254,524
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, 5.00%,
5/01/34	6,620,000	6,895,723
Kalamazoo City School District GO, School Building and Site, AGMC Insured, Pre-Refunded,
5.00%, 5/01/21	4,000,000	4,125,160
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	3,295,000	3,558,534
Bronson Methodist Hospital, Refunding, NATL Insured, 5.25%, 5/15/18	135,000	135,163
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,266,700
L’Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,373,500
Lake St. Clair Shores Drain District GO, Series A, NATL Insured, Pre-Refunded, 5.125%,
10/01/29	1,000,000	1,003,790
Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31	3,320,000	3,331,587
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,613,620
5/01/37	4,325,000	4,520,577
Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19	2,115,000	2,127,817
Marysville Public School District GO, School Building and Site, Refunding, AGMC Insured,
5.00%, 5/01/35	5,000,000	5,209,400
Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
5.40%, 6/01/19	5,000,000	5,012,600
5.50%, 6/01/25	5,000,000	5,006,400
Michigan Municipal Bond Authority Revenue,
Clean Water State Revolving Fund, 5.00%, 10/01/24	11,355,000	12,206,057
Local Government Loan Program, Series C, NATL Insured, 6.00%, 11/01/10	725,000	727,748
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,206,800
Facilities Program, Refunding, Series I, AGMC Insured, 5.00%, 10/15/24	5,000,000	5,179,950
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,558,625
Refunding, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,512,610
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,117,034
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,329,100
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,041,380
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/32	7,160,000	7,395,636
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/36	5,000,000	5,118,700
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	5,089,101
5/15/31	8,000,000	8,424,560

108 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State HDA Rental Housing Revenue,
Refunding, Series A, AMBAC Insured, 6.00%, 4/01/16	$65,000	$65,070
Series A, 5.25%, 10/01/46	10,155,000	10,281,430
Michigan State Hospital Finance Authority Revenue,
Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
8/15/24	15,000,000	14,121,900
Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
8/15/27	10,000,000	8,801,600
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,017,200
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,514,620
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	18,630,000	18,440,720
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26	6,000,000	6,013,500
Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26	1,750,000	1,753,938
Mercy Health Services, Series U, ETM, 5.75%, 8/15/26	300,000	301,026
Mercy Health Services, Series W, AGMC Insured, ETM, 5.25%, 8/15/27	8,605,000	8,630,385
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,113,678
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32	1,000,000	999,940
Mid-Michigan Obligation Group, Refunding, Series A, AGMC Insured, 5.375%,
6/01/27	7,500,000	7,507,500
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/39	5,000,000	5,490,600
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.125%, 8/15/25	7,500,000	7,502,775
St. John’s Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%,
5/15/17	14,500,000	14,544,225
St. John’s Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	2,240,000	2,327,987
St. John’s Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,697,845
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,881,250
Michigan State Revenue, Grant Antic Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,887,400
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series
ET-2, 5.50%, 8/01/29	10,000,000	11,402,800
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series AA,
NATL RE, FGIC Insured, 6.95%, 5/01/11	5,000,000	5,195,100
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB,
AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,783,660
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,521,171
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%,
11/01/30	19,680,000	20,805,893
Michigan State University Revenues, General, Refunding, Series C, 5.00%,
2/15/40	27,935,000	30,069,234
2/15/44	24,630,000	26,311,983
Michigan Technological University Revenue, General, Series A, NATL Insured, 5.00%,
10/01/34	3,675,000	3,766,397
North Kent Sewer Authority Revenue, Sanitary Sewer, NATL Insured, 5.00%, 11/01/31	5,960,000	6,278,979
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded,
5.00%, 5/01/34	9,835,000	11,384,111

Semiannual Report | 109

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Oxford Area Community School District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	$5,425,000	$5,716,377
5/01/31	4,865,000	5,126,299
Pennfield School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	746,594
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,893,775
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	584,543
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,097,638
Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
6/01/23	1,620,000	1,756,388
6/01/27	2,635,000	2,856,841
Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22	1,600,000	1,644,832
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,881,658
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	8,220,000	8,751,752
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
Refunding, 8.25%, 9/01/39	10,000,000	12,149,600
Series M, NATL Insured, 5.25%, 11/15/31	12,750,000	12,620,332
Series M, NATL Insured, 5.25%, 11/15/35	17,600,000	17,166,336
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/38	10,555,000	11,302,505
Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
NATL Insured,
5.375%, 7/01/19	4,850,000	4,853,104
5.50%, 7/01/24	1,750,000	1,750,613
Saginaw Valley State University Revenue, General,
AGMC Insured, 5.00%, 7/01/37	4,000,000	4,236,720
Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,758,172
South Macomb Disposal Authority Revenue, AMBAC Insured, Pre-Refunded, 5.25%,
9/01/20	2,000,000	2,000,000
South Redford School District GO, School Building and Site, NATL Insured, 5.00%,
5/01/30	3,500,000	3,676,155
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,941,346
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,459,456
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%,
5/01/30	2,730,000	3,160,002
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,954,381
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,
5/01/29	2,900,000	3,033,342
5/01/34	3,945,000	4,060,273
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,636,676
Thornapple Kellogg School GO, School Building and Site,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	965,000	1,061,075
AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	6,250,000	6,872,250
Refunding, AGMC Insured, 5.00%, 5/01/23	3,035,000	3,232,548
Trenton Public Schools School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,902,158
5/01/38	8,150,000	8,616,669

110 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Van Dyke Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/34	$5,000,000	$5,219,450
Warren Consolidated School District GO, AGMC Insured, 4.875%, 5/01/22	8,910,000	9,259,896
Warren Water and Sewer Revenue, AGMC Insured, Pre-Refunded, 5.125%, 11/01/23	2,450,000	2,588,082
Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County Airport, Series A,
NATL Insured, 5.25%, 12/01/18	5,500,000	5,520,515
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%,
12/01/25	17,000,000	17,195,670
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%,
12/01/30	10,750,000	10,534,677
Building Improvement, Series A, 6.75%, 11/01/39	5,000,000	5,354,100
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	8,060,353
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,770,995
Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, NATL RE,
FGIC Insured, 5.00%,
12/01/27	9,910,000	10,120,587
12/01/28	10,170,000	10,323,567
Wayne State University Revenues, General,
AMBAC Insured, 5.00%, 11/15/30	2,925,000	3,052,998
AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,122,750
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	25,334,619
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	23,320,509
West Ottawa Public School District GO, School Building Site, Refunding, NATL Insured,
5.00%, 5/01/32	6,025,000	6,182,192
Western Michigan University Revenues, General, AGMC Insured, 5.00%,
11/15/28	5,500,000	5,951,990
11/15/32	6,410,000	6,822,099
Western Townships Utilities Authority GO, Sewer Disposal System, NATL RE, FGIC Insured,
4.75%, 1/01/23	8,500,000	8,758,230
Whitmore Lake Public School District GO, NATL RE, FGIC Insured, 5.00%, 5/01/32	9,375,000	9,613,687
Willow Run Community Schools GO, AGMC Insured, 5.00%, 5/01/31	12,550,000	12,675,500
Wyoming Sewer Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	6,039,777
Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, NATL RE, FGIC Insured,
5.00%, 5/01/32	6,065,000	6,168,044
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,561,285
		1,444,811,264
U.S. Territories 6.4%
Puerto Rico 6.4%
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	11,945,000	12,220,690
Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	8,055,000	8,749,180
Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, Pre-Refunded,
5.00%, 7/01/35	14,000,000	16,647,260

Semiannual Report | 111

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	$9,000,000	$9,520,560
Series A, 6.00%, 8/01/42	25,000,000	27,707,500
Series B, 6.375%, 8/01/39	10,000,000	11,355,700
Series C, 5.50%, 8/01/40	15,000,000	16,051,800
Total U.S. Territories		102,252,690
Total Municipal Bonds before Short Term Investments
(Cost $1,475,650,939)		1,547,063,954
Short Term Investments 2.0%
Municipal Bonds 2.0%
Michigan 2.0%
[a] Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put,
0.27%, 3/01/49	16,800,000	16,800,000
[a] Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of
Detroit, Refunding, Daily VRDN and Put, 0.26%, 11/01/36	7,675,000	7,675,000
[a] Michigan State Strategic Fund Limited Obligation Revenue, Detroit Symphony, Series A, Daily
VRDN and Put, 0.26%, 6/01/31	7,855,000	7,855,000
Total Short Term Investments (Cost $32,330,000)		32,330,000
Total Investments (Cost $1,507,980,939) 98.9%		1,579,393,954
Other Assets, less Liabilities 1.1%		17,327,270
Net Assets 100.0%		$1,596,721,224

See Abbreviations on page 187.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

112 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Minnesota Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.20	$11.80	$11.51	$12.16	$12.13	$12.23
Income from investment operations[b]:
Net investment income[c]	0.23	0.48	0.48	0.50	0.50	0.51
Net realized and unrealized gains (losses)	0.35	0.40	0.30	(0.65)	0.03	(0.10)
Total from investment operations	0.58	0.88	0.78	(0.15)	0.53	0.41
Less distributions from net investment income	(0.24)	(0.48)	(0.49)	(0.50)	(0.50)	(0.51)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.54	$12.20	$11.80	$11.51	$12.16	$12.13

Total return[f]	4.79%	7.54%	6.90%	(1.34)%	4.50%	3.48%

Ratios to average net assets[g]
Expenses	0.64%	0.65%	0.66%	0.67%	0.66%	0.67%
Net investment income	3.76%	3.96%	4.17%	4.14%	4.15%	4.17%

Supplemental data
Net assets, end of period (000’s)	$840,016	$768,806	$653,812	$545,977	$539,643	$528,660
Portfolio turnover rate	2.52%	10.24%	21.67%	9.99%	14.24%	13.03%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 113

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Minnesota Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.30	$11.89	$11.60	$12.24	$12.22	$12.31
Income from investment operations[b]:
Net investment income[c]	0.20	0.41	0.42	0.43	0.44	0.44
Net realized and unrealized gains (losses)	0.35	0.41	0.29	(0.64)	0.01	(0.09)
Total from investment operations	0.55	0.82	0.71	(0.21)	0.45	0.35
Less distributions from net investment income	(0.20)	(0.41)	(0.42)	(0.43)	(0.43)	(0.44)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.65	$12.30	$11.89	$11.60	$12.24	$12.22

Total return[f]	4.54%	6.97%	6.26%	(1.78)%	3.81%	2.98%

Ratios to average net assets[g]
Expenses	1.19%	1.20%	1.21%	1.22%	1.21%	1.22%
Net investment income	3.21%	3.41%	3.62%	3.59%	3.60%	3.62%

Supplemental data
Net assets, end of period (000’s)	$212,154	$170,676	$102,212	$70,318	$64,873	$64,900
Portfolio turnover rate	2.52%	10.24%	21.67%	9.99%	14.24%	13.03%

114 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Minnesota Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.20	$11.91
Income from investment operations[b]:
Net investment income[c]	0.24	0.33
Net realized and unrealized gains (losses)	0.35	0.28
Total from investment operations	0.59	0.61
Less distributions from net investment income	(0.24)	(0.32)
Net asset value, end of period	$12.55	$12.20

Total return[d]	4.93%	5.14%

Ratios to average net assets[e]
Expenses	0.54%	0.55%
Net investment income	3.86%	4.06%

Supplemental data
Net assets, end of period (000’s)	$5,963	$4,451
Portfolio turnover rate	2.52%	10.24%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 115

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited)

	Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds 97.8%
	Minnesota 94.3%
	Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
	4.875%, 2/01/24	$2,195,000	$2,384,560
	Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%,
	2/01/32	11,125,000	11,544,857
Anoka	-Hennepin ISD No. 11 GO,
	School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	7,254,557
	School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/20	6,130,000	6,244,386
	Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%,
	2/01/23	2,500,000	2,739,600
	Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%,
	12/01/24	1,055,000	1,162,367
	Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
	2/01/19	5,025,000	5,749,203
	2/01/20	5,025,000	5,715,988
	2/01/21	4,035,000	4,533,807
	Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22	1,000,000	1,057,060
	Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,188,209
	Cambridge ISD No. 911 GO, Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,302,493
	Cass Lake ISD No. 115 GO, Refunding, NATL RE, FGIC Insured, 5.00%, 2/01/22	3,805,000	4,017,928
	Centennial ISD No. 012 GO, Series A, AGMC Insured, 5.00%, 2/01/21	1,000,000	1,057,060
	Chaska ISD No. 112 GO,
	Refunding, Series A, 4.00%, 2/01/16	2,985,000	3,396,393
	School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,996,300
	Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26	2,415,000	2,624,574
	Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
	5.125%, 1/01/35	2,625,000	2,801,400
	Duluth ISD No. 709 COP, Full Term Certificates, Series B,
	4.75%, 2/01/25	8,445,000	9,246,853
	AGMC Insured, 5.00%, 2/01/28	18,890,000	21,098,997
	Eagan GO, Recreational Facilities, Series A, NATL Insured, 5.00%, 2/01/21	3,075,000	3,250,460
	Elk River ISD No. 728 GO, School Building, Refunding, Series A, AGMC Insured, 4.25%,
	2/01/23	5,000,000	5,383,100
	2/01/24	6,265,000	6,707,184
	Farmington ISD No. 192 GO,
	NATL Insured, 5.25%, 2/01/24	5,915,000	6,031,466
	School Building, Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,429,740
	School Building, Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,310,020
	School Building, Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	17,336,727
	Fergus Falls ISD No. 544 GO, School Building, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,880,543
	Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,166,949
	Hastings ISD No. 200 GO, Refunding, Series A, AGMC Insured, 4.50%, 2/01/22	2,700,000	2,890,323
	Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,
	12/01/27	2,475,000	2,640,454
	12/01/28	2,590,000	2,731,233
	12/01/30	2,535,000	2,636,299
	Hennepin County Sales Tax Revenue,
	first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	26,399,500
	second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,097,344
	second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,762,700

	116 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded,
5.00%, 11/01/25	$8,000,000	$9,141,200
Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22	3,880,000	4,108,183
Lake Superior ISD No. 381 GO, Series A, AGMC Insured, 5.00%, 4/01/23	4,195,000	4,614,164
Lakeview ISD No. 2167 GO, NATL Insured, 5.25%, 2/01/26	3,705,000	3,777,951
Lakeville ISD No. 194 GO,
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,415,519
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,863,142
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,478,380
Series A, FGIC Insured, 5.00%, 2/01/23	10,180,000	11,132,237
Medford ISD No. 763 GO, Series A, AGMC Insured, 5.125%, 2/01/29	2,700,000	2,752,002
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%,
12/01/26	5,000,000	5,353,700
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals
and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,075,450
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	13,425,000	14,428,384
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	6,124,518
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,439,840
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,915,500
Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32	7,000,000	7,114,310
Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26	2,000,000	2,032,660
Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32	9,000,000	9,146,970
Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B,
BIG Insured, Pre-Refunded, 8.875%, 11/01/15	480,000	501,038
Minneapolis GO, Various Purpose,
Pre-Refunded, 5.125%, 12/01/28	3,000,000	3,183,150
Refunding, 4.00%, 12/01/25	4,500,000	4,778,055
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	40,339,250
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,805,718
Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30	5,000,000	5,000,300
Minneapolis Special School District No. 001 COP,
Refunding, Series A, NATL Insured, 4.50%, 2/01/21	2,715,000	2,884,117
Series A, AGMC Insured, 5.00%, 2/01/21	1,950,000	2,042,684
Minnesota Agricultural and Economic Development Board Revenue,
Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
12/01/22	4,870,000	4,883,685
Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,236,560
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,365
Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,036,102
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%,
3/01/24	6,900,000	8,398,680
Minnesota State 911 Revenue, Public Safety Radio Communication System, Assured Guaranty,
4.50%, 6/01/22	3,000,000	3,390,540
4.50%, 6/01/23	3,410,000	3,823,019
4.50%, 6/01/24	3,745,000	4,177,173
5.00%, 6/01/24	5,000,000	5,701,100
4.50%, 6/01/25	2,745,000	3,041,707

	Semiannual Report | 117

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Colleges and University Revenue, Fund, Series A,
4.50%, 10/01/26	$5,770,000	$6,252,660
4.625%, 10/01/29	6,615,000	7,146,581
NATL Insured, 5.00%, 10/01/22	1,745,000	1,952,672
NATL Insured, 5.00%, 10/01/23	1,825,000	2,034,820
NATL Insured, 5.00%, 10/01/24	1,900,000	2,117,474
NATL Insured, 5.00%, 10/01/25	1,155,000	1,283,136
NATL Insured, 5.00%, 10/01/26	1,715,000	1,866,126
NATL Insured, 5.00%, 10/01/32	5,540,000	5,873,120
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,465,030
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,160,500
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,427,400
NATL Insured, 5.00%, 6/01/26	10,000,000	11,204,600
State and Various Purpose, Series A, 4.00%, 8/01/29	10,000,000	10,492,400
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	5,000,000	5,817,400
Various Purposes, Series A, 4.25%, 12/01/27	5,000,000	5,433,750
Various Purposes, Series A, 4.50%, 12/01/28	15,540,000	17,118,864
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,783,302
Rental Housing, Refunding, Series D, NATL Insured, 5.90%, 8/01/15	690,000	690,676
Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	200,000	200,164
Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	220,000	220,233
Residential Housing Finance, Series E, 4.90%, 7/01/29	11,900,000	12,281,395
Residential Housing Finance, Series E, 5.10%, 1/01/40	11,355,000	11,712,455
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series D, 5.00%, 3/01/40	4,000,000	4,312,560
St. John’s University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/21	1,750,000	1,840,003
St. John’s University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/26	1,500,000	1,577,145
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,592,528
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,573,611
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,642,835
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,384,280
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,509,700
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,846,175
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,701,581
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,503,550
Minnetonka ISD No. 276 GO, Alternative Facilities, Series F,
4.00%, 7/01/24	2,305,000	2,486,242
4.10%, 7/01/25	2,145,000	2,306,047
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
5.90%, 10/20/19	1,750,000	1,768,813
5.95%, 10/20/29	5,955,000	6,044,801
Moorhead ISD No. 152 GO, School Building, Refunding, 4.25%, 4/01/22	4,690,000	4,942,791
Mounds View ISD No. 621 GO,
Alternate Facility, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,831,857
Alternate Facility, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,923,152
Alternate Facility, Refunding, Series A, 4.00%, 2/01/24	2,025,000	2,207,270
School Building, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,116,350

118 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	$5,110,000	$5,491,921
North Branch Water System Revenue,
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,643,100
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,402,672
Northern Municipal Power Agency Electric System Revenue,
Refunding, AGMC Insured, 5.00%, 1/01/12	540,000	541,706
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,706,926
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,128,460
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	2,515,000	2,911,037
2/01/20	3,420,000	3,881,871
2/01/21	3,575,000	4,002,463
Osseo ISD No. 279 GO, Series A, AGMC Insured, 5.00%, 2/01/20	3,000,000	3,171,180
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
10/20/38	4,280,000	4,339,278
Pipestone-Jasper ISD No. 2689 GO, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,751,757
Plymouth Health Facilities Revenue, Westhealth Project, Series A, AGMC Insured,
6.25%, 6/01/16	1,600,000	1,606,656
6.125%, 6/01/24	1,815,000	1,822,260
Prior Lake ISD No. 719 GO, Series C, NATL Insured, 5.00%,
2/01/21	2,000,000	2,113,080
2/01/23	6,025,000	6,337,758
Robbinsdale ISD No. 281 GO,
Refunding, Series A, NATL Insured, 4.50%, 2/01/22	3,000,000	3,180,000
School Building, Refunding, Series A, 4.00%, 2/01/22	2,020,000	2,201,820
School Building, Refunding, Series A, 4.00%, 2/01/23	2,090,000	2,258,433
School Building, Refunding, Series A, 4.00%, 2/01/24	2,185,000	2,338,868
Rochester Electric Utility Revenue, AMBAC Insured, Pre-Refunding, 5.25%, 12/01/24	3,000,000	3,036,630
Rochester Health Care Facilities Revenue, Mayo Clinic,
Series D, 5.00%, 11/15/38	10,000,000	10,738,600
Series E, 5.00%, 11/15/38	20,000,000	21,477,200
Rush City ISD No. 139 GO, School Building, NATL Insured,
5.00%, 2/01/21	1,680,000	1,807,882
5.125%, 2/01/26	4,245,000	4,582,350
Sauk Rapids ISD No. 047 GO,
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/22	2,200,000	2,454,276
School Building, Refunding, Series A, AGMC Insured, 4.50%, 2/01/25	2,175,000	2,332,296
Series A, NATL Insured, 5.75%, 2/01/23	2,740,000	2,799,568
Series A, NATL Insured, 5.75%, 2/01/26	5,000,000	5,108,700
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,278,017
South Washington County ISD No. 833 GO, Series B, AGMC Insured, 5.00%, 2/01/23	4,000,000	4,228,240
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	4,521,224
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	10,247,936
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,524,040
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,000,000	2,724,750
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	3,375,042
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	12,848,231
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,154,340

	Semiannual Report | 119

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Southern Minnesota Municipal Power Agency Power Supply System Revenue, (continued)
Refunding, Series A, 5.00%, 1/01/22	$2,060,000	$2,356,640
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,166,930
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,203,760
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	1,000,000	1,104,730
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,369,741
St. Cloud Health Care Revenue, CentraCare Health System Project,
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,079,240
Assured Guaranty, 5.50%, 5/01/39	27,200,000	29,030,832
Series A, 5.125%, 5/01/30	19,000,000	19,951,330
St. Michael ISD No. 885 GO,
AGMC Insured, 5.00%, 2/01/23	3,300,000	3,488,298
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,994,770
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,305,550
St. Paul Housing and RDA Health Care Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,361,400
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,387,650
St. Paul ISD No. 625 GO, School Building, Series A, AGMC Insured, 5.00%,
2/01/24	1,615,000	1,823,157
2/01/25	1,675,000	1,880,439
2/01/26	1,745,000	1,947,123
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,837,590
St. Peter GO, Hospital, Series A, NATL Insured, 5.00%, 9/01/32	5,000,000	5,000,000
University of Minnesota Revenue, Series A,
5.25%, 4/01/29	1,000,000	1,138,210
5.125%, 4/01/34	1,000,000	1,097,720
Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,
2/01/22	1,140,000	1,246,636
2/01/28	2,400,000	2,625,696
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,906,734
Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
Refunding,
5.35%, 2/01/22	1,000,000	1,004,000
5.40%, 8/01/27	2,015,000	2,023,141
Watertown ISD No. 111 GO, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	3,003,495
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%,
2/01/21	3,340,000	3,654,862
2/01/22	3,500,000	3,811,850
Western Minnesota Municipal Power Agency Revenue,
NATL Insured, 5.00%, 1/01/26	8,565,000	8,853,298
Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12	2,745,000	2,754,223
Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13	4,500,000	4,516,515
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,318,480
Series A, NATL Insured, 5.00%, 1/01/30	7,200,000	7,369,416

120 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Willmar GO, Rice Memorial Hospital Project, AGMC Insured, 5.00%,
2/01/22	$2,550,000	$2,736,023
2/01/25	3,000,000	3,186,690
2/01/32	5,415,000	5,570,735
		997,096,508
U.S. Territories 3.5%
Puerto Rico 3.3%
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	580,000	603,664
Refunding, AGMC Insured, 5.00%, 7/01/23	955,000	965,133
Refunding, AGMC Insured, 5.125%, 7/01/30	420,000	423,137
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
AGMC Insured, 6.25%, 7/01/21	10,000,000	12,019,500
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,250,850
Series V, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,522,950
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
5.75%, 8/01/12	5,000,000	5,043,200
5.00%, 8/01/30	1,000,000	1,040,080
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA Insured,
5.25%, 7/01/25	2,500,000	2,670,325
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC
Insured, ETM, 5.50%, 8/01/27	1,000,000	1,288,292
		34,827,131
U.S. Virgin Islands 0.2%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,
10/01/20	1,160,000	1,249,285
10/01/21	1,000,000	1,074,200
		2,323,485
Total U.S. Territories		37,150,616
Total Municipal Bonds before Short Term Investments
(Cost $966,912,493)		1,034,247,124
Short Term Investments 1.3%
Municipal Bonds 1.3%
Minnesota 1.3%
[a] Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put, 0.39%,
9/01/24	1,955,000	1,955,000
[a] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series B-2, Daily VRDN and Put, 0.25%, 11/15/35	100,000	100,000
[a] Roseville Health Care Facilities Revenue, Presbyterian Homes Project, Refunding, Daily VRDN
and Put, 0.25%, 10/01/29	1,860,000	1,860,000
[a] St. Paul Housing and RDA Health Care Revenue, Allina Health System, Refunding, Series C,
Weekly VRDN and Put, 0.25%, 11/15/35	10,000,000	10,000,000
		13,915,000

Semiannual Report | 121

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
U.S. Territories 0.0%†
Puerto Rico 0.0%†
[a] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put,
0.19%, 7/01/32	$200,000	$200,000
Total Short Term Investments (Cost $14,115,000)		14,115,000
Total Investments (Cost $981,027,493) 99.1%		1,048,362,124
Other Assets, less Liabilities 0.9%		9,771,603
Net Assets 100.0%		$1,058,133,727

Franklin Tax-Free Trust

Financial Highlights

Franklin Ohio Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$12.50	$12.08	$11.91	$12.64	$12.60	$12.64
Income from investment operations[b]:
Net investment income[c]	0.25	0.51	0.51	0.51	0.52	0.53
Net realized and unrealized gains
(losses)	0.29	0.42	0.17	(0.73)	0.04	(0.04)
Total from investment operations	0.54	0.93	0.68	(0.22)	0.56	0.49
Less distributions from:
Net investment income	(0.26)	(0.51)	(0.51)	(0.51)	(0.52)	(0.53)
Net realized gains	—	—	—	(—)[d]	(—)[d]	—
Total distributions	(0.26)	(0.51)	(0.51)	(0.51)	(0.52)	(0.53)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.78	$12.50	$12.08	$11.91	$12.64	$12.60

Total return[f]	4.35%	7.82%	5.83%	(1.82)%	4.61%	3.98%

Ratios to average net assets[g]
Expenses	0.63%	0.64%	0.64%	0.65%	0.65%	0.65%
Net investment income	4.02%	4.10%	4.26%	4.11%	4.17%	4.20%

Supplemental data
Net assets, end of period (000’s)	$1,402,989	$1,314,090	$1,144,463	$1,010,704	$980,493	$901,614
Portfolio turnover rate	4.08%	4.17%	11.12%	16.47%	10.55%	16.44%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 123

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Ohio Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class B	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.55	$12.13	$11.96	$12.69	$12.64	$12.68
Income from investment operations[b]:
Net investment income[c]	0.22	0.44	0.45	0.44	0.45	0.46
Net realized and unrealized gains (losses)	0.28	0.42	0.16	(0.73)	0.06	(0.04)
Total from investment operations	0.50	0.86	0.61	(0.29)	0.51	0.42
Less distributions from:
Net investment income	(0.22)	(0.44)	(0.44)	(0.44)	(0.46)	(0.46)
Net realized gains	—	—	—	(—)[d]	(—)[d]	—
Total distributions	(0.22)	(0.44)	(0.44)	(0.44)	(0.46)	(0.46)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.83	$12.55	$12.13	$11.96	$12.69	$12.64

Total return[f]	4.05%	7.21%	5.22%	(2.35)%	4.11%	3.41%

Ratios to average net assets[g]
Expenses	1.18%	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment income	3.47%	3.55%	3.71%	3.56%	3.62%	3.65%

Supplemental data
Net assets, end of period (000’s)	$20,270	$27,577	$36,629	$42,638	$51,897	$56,478
Portfolio turnover rate	4.08%	4.17%	11.12%	16.47%	10.55%	16.44%

124 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Ohio Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.62	$12.19	$12.02	$12.75	$12.70	$12.74
Income from investment operations[b]:
Net investment income[c]	0.22	0.44	0.45	0.45	0.46	0.46
Net realized and unrealized gains (losses)	0.29	0.43	0.16	(0.74)	0.04	(0.04)
Total from investment operations	0.51	0.87	0.61	(0.29)	0.50	0.42
Less distributions from:
Net investment income	(0.22)	(0.44)	(0.44)	(0.44)	(0.45)	(0.46)
Net realized gains	—	—	—	(—)[d]	(—)[d]	—
Total distributions	(0.22)	(0.44)	(0.44)	(0.44)	(0.45)	(0.46)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.91	$12.62	$12.19	$12.02	$12.75	$12.70

Total return[f]	4.09%	7.24%	5.19%	(2.34)%	4.08%	3.38%

Ratios to average net assets[g]
Expenses	1.18%	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment income	3.47%	3.55%	3.71%	3.56%	3.62%	3.65%

Supplemental data
Net assets, end of period (000’s)	$346,056	$287,586	$201,779	$158,124	$143,804	$130,540
Portfolio turnover rate	4.08%	4.17%	11.12%	16.47%	10.55%	16.44%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 125

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Ohio Tax-Free Income Fund
	Six Months Ended	Year Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.50	$12.08	$12.27
Income from investment operations[b]:
Net investment income[c]	0.26	0.52	0.35
Net realized and unrealized gains (losses)	0.28	0.42	(0.19)
Total from investment operations	0.54	0.94	0.16
Less distributions from net investment income	(0.26)	(0.52)	(0.35)
Net asset value, end of period	$12.78	$12.50	$12.08

Total return[d]	4.40%	7.93%	1.37%

Ratios to average net assets[e]
Expenses	0.53%	0.54%	0.54%
Net investment income	4.12%	4.20%	4.36%

Supplemental data
Net assets, end of period (000’s)	$16,182	$13,367	$352
Portfolio turnover rate	4.08%	4.17%	11.12%

126 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%
Ohio 94.6%
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children’s
Hospital Center, AGMC Insured, 5.00%, 11/15/22	$5,000,000	$5,131,500
Akron GO, Improvement, NATL RE, FGIC Insured, 5.00%,
12/01/20	2,150,000	2,332,512
12/01/21	2,255,000	2,434,678
12/01/22	1,185,000	1,274,420
Akron Income Tax Revenue, Community Learning Centers, Series A,
4.50%, 12/01/33	15,000,000	15,489,300
NATL RE, FGIC Insured, 5.00%, 12/01/22	2,460,000	2,633,750
NATL RE, FGIC Insured, 5.00%, 12/01/24	3,200,000	3,403,456
NATL RE, FGIC Insured, 5.00%, 12/01/33	18,005,000	18,663,263
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty,
5.00%, 3/01/34	1,000,000	1,058,860
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding, Series A, 5.25%,
6/01/38	15,000,000	15,745,650
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding,
Series A,
Assured Guaranty, 5.25%, 2/15/33	30,000,000	32,155,200
BHAC Insured, 5.00%, 2/15/38	22,000,000	23,201,860
Anthony Wayne Local School District GO,
Refunding, AGMC Insured, 5.00%, 12/01/24	3,200,000	3,317,088
School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.65%,
12/01/21	1,845,000	1,887,767
School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.70%,
12/01/25	2,335,000	2,389,406
School Facilities Construction and Improvement, Refunding, AGMC Insured, 5.65%,
12/01/21	645,000	656,810
Athens City School District GO, School Facilities Construction and Improvement, AGMC
Insured, Pre-Refunded, 6.00%, 12/01/24	2,345,000	2,401,350
Austintown Local School District GO, School Improvement, AGMC Insured, 5.125%,
12/01/30	7,715,000	8,183,223
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,
12/01/23	1,000,000	1,150,920
12/01/29	2,295,000	2,641,361
Bluffton Exempted Village School District GO, Library Construction Improvement, AMBAC
Insured, 5.50%, 12/01/28	1,190,000	1,454,406
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
9/20/36	2,940,000	2,997,271
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%,
1/15/36	1,300,000	1,427,959
Brookville Local School District GO, AGMC Insured, Pre-Refunded,
5.25%, 12/01/22	1,075,000	1,237,239
5.00%, 12/01/31	3,000,000	3,428,670
Butler County GO,
Judgment, AGMC Insured, Pre-Refunded, 4.75%, 12/01/26	4,000,000	4,433,760
Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,354,246
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%,
12/01/31	40,000	43,039

Semiannual Report | 127

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

128 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Semiannual Report | 129

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Ohio (continued)
	Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured,
	5.125%, 12/01/31	$1,000,000	$1,068,000
	Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%,
	12/01/33	6,055,000	6,292,053
	Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC
	Insured, 5.00%, 12/01/24	1,300,000	1,340,534
	Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A, NATL Insured,
Pre	-Refunded, 5.125%, 12/01/21	1,750,000	1,855,700
	Green Community Learning Centers Income Tax Revenue, NATL Insured, 5.00%,
	12/01/27	1,205,000	1,276,975
	12/01/28	1,265,000	1,335,081
	12/01/32	2,675,000	2,788,741
	Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
	12/01/22	1,475,000	1,626,792
	12/01/28	2,620,000	2,889,624
	Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	13,895,742
	Greene County Sewer System Revenue, Governmental Enterprise, AMBAC Insured,
Pre	-Refunded, 5.625%, 12/01/25	1,890,000	1,933,697
	Greene County Water System Revenue, Governmental Enterprise, NATL Insured, Pre-Refunded,
	5.25%, 12/01/21	5,400,000	5,788,368
	Guernsey County GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/23	2,690,000	2,750,364
	Hamilton County Convention Facilities Authority Revenue,
	NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,648,832
	second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	8,379,794
	Hamilton County Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, NATL
	RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	5,083,650
	Hamilton County Sales Tax Revenue,
	Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,524,600
	Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32	3,965,000	3,979,512
	Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32	245,000	246,164
	Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32	955,000	967,472
	sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	36,920,297
	Hamilton County Sewer System Revenue,
	Improvement, Series A, NATL Insured, Pre-Refunded, 5.25%, 12/01/21	1,000,000	1,061,300
	Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,259,320
	Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati,
	Refunding, AGMC Insured,
	5.00%, 6/01/30	7,000,000	7,460,880
	4.75%, 6/01/39	7,000,000	7,164,150
	Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
	11/01/18	1,010,000	1,053,864
	11/01/19	1,015,000	1,057,407
	11/01/20	1,120,000	1,164,296
	11/01/21	1,180,000	1,224,462
	Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
	5.60%, 12/01/21	1,000,000	1,012,940
	5.50%, 12/01/27	1,170,000	1,184,847

130 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Highland Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/23	$3,680,000	$3,896,568
12/01/26	3,675,000	3,891,274
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
12/01/19	2,190,000	1,621,169
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
12/01/20	4,525,000	3,180,984
School Improvement, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/28	3,010,000	3,111,226
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	4,844,610
12/01/36	5,000,000	5,351,000
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,
12/01/27	3,205,000	3,450,856
12/01/30	2,250,000	2,379,353
Hudson City School District COP, NATL Insured, 5.00%, 6/01/34	6,720,000	6,932,285
Independence Local School District GO, NATL RE, FGIC Insured, 5.25%, 12/01/21	1,390,000	1,484,617
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,350,180
Jackson Center Local School District Shelby County GO, Facilities Construction and
Improvement, NATL Insured, 5.00%, 12/01/28	1,175,000	1,209,651
Jackson City School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,
12/01/27	3,000,000	3,111,240
Jackson Local School District GO, Stark and Summit Counties Local School District, AGMC
Insured, Pre-Refunded, 5.625%, 12/01/25	3,500,000	3,546,375
Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
NATL Insured, Pre-Refunded,
4.75%, 12/01/22	1,105,000	1,213,854
5.00%, 12/01/27	6,195,000	6,839,899
5.00%, 12/01/30	3,320,000	3,665,612
Kenston Local School District GO, School Improvement, NATL Insured, 5.00%,
12/01/24	2,380,000	2,505,045
12/01/25	2,500,000	2,625,950
Kent State University Revenues, General Receipts, Series B, Assured Guaranty,
5.00%, 5/01/30	1,650,000	1,786,010
4.25%, 5/01/31	3,395,000	3,478,958
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/28	2,970,000	3,439,943
12/01/31	2,595,000	3,005,607
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, 5.00%,
12/01/30	6,170,000	6,485,225
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,629,400
Lake Local School District Wood County GO, NATL Insured, Pre-Refunded,
5.30%, 12/01/21	1,575,000	1,690,290
5.375%, 12/01/25	1,900,000	2,040,847
Lakewood City School District GO,
NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,933,127
NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,179,100
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	25,945,368
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	2,220,000	2,314,639

	Semiannual Report | 131

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Ohio (continued)
	Lakota Local School District GO,
	AGMC Insured, 5.00%, 12/01/29	$5,000,000	$5,358,700
	Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,521,960
	Lancaster Wastewater System Improvement Revenue, Assured Guaranty, 4.75%, 12/01/33	4,000,000	4,188,640
	Lebanon City School District GO, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	6,250,000	6,617,812
	Licking County Joint Vocational School District GO, School Facilities Construction and
	Improvement, NATL Insured,
	4.75%, 12/01/23	2,230,000	2,341,768
Pre	-Refunded, 5.00%, 12/01/21	2,200,000	2,426,402
	Licking Heights Local School District GO, School Facilities Construction and Improvement,
	Refunding, Series A, NATL Insured, 5.00%,
	12/01/24	2,085,000	2,244,127
	12/01/25	2,215,000	2,374,989
	12/01/26	2,345,000	2,503,756
	Little Miami Local School District GO,
	Refunding, AGMC Insured, 4.50%, 12/01/34	20,255,000	20,631,338
	School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,874,080
	Logan Hocking Local School District GO, Construction and Improvement, NATL Insured,
Pre	-Refunded, 5.00%,
	12/01/22	1,200,000	1,271,400
	12/01/29	1,000,000	1,059,500
	London City School District GO, School Facilities Construction and Improvement, FGIC Insured,
Pre	-Refunded, 5.00%,
	12/01/22	700,000	741,195
	12/01/29	1,500,000	1,588,275
	Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,717,572
	Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
	Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,805,576
	Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,163,120
	Lorain GO, Urban Renewal, NATL Insured, Pre-Refunded, 5.70%, 12/01/28	1,050,000	1,063,839
	Louisville City School District GO, NATL RE, FGIC Insured, 5.00%, 12/01/24	3,500,000	3,561,495
	Lucas County GO,
	8.00%, 12/01/10	220,000	224,169
	Various Purpose, 4.50%, 10/01/35	10,685,000	10,873,056
	Various Purpose, 5.00%, 10/01/40	8,500,000	8,902,135
	Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,
	NATL Insured, ETM, 5.75%, 11/15/14	4,460,000	4,473,826
	Refunding, AMBAC Insured, 5.375%, 11/15/29	750,000	756,135
	Refunding, NATL Insured, 5.75%, 11/15/14	300,000	301,122
	Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
	5.125%, 12/01/24	4,180,000	4,577,351
	Madison Local School District Butler County GO, School Improvement, FGIC Insured,
Pre	-Refunded, 5.60%, 12/01/26	1,120,000	1,144,550
	Mahoning County Career and Technical Center Board Education COP, Series B, 4.75%,
	12/01/36	3,500,000	3,568,530
	Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM,
	5.50%, 10/15/25	4,750,000	5,864,255
	Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18	1,905,000	1,939,957
	Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,470,800

	132 | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Ohio (continued)
	Marion County City School District GO, School Facilities Construction and Improvement
	Project, AGMC Insured, Pre-Refunded,
	5.55%, 12/01/20	$1,000,000	$1,022,930
	5.625%, 12/01/22	1,100,000	1,125,432
	Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31	1,500,000	1,603,170
	Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC
	Insured, 5.00%, 12/01/32	3,610,000	3,813,893
	Marysville Exempted Village School District COP, School Facilities Project, NATL Insured,
Pre	-Refunded, 5.25%,
	12/01/28	2,120,000	2,527,761
	12/01/30	2,650,000	3,159,701
	Marysville Exempted Village School District GO,
	AGMC Insured, Pre-Refunded, 5.35%, 12/01/25	2,010,000	2,055,104
	AGMC Insured, Pre-Refunded, 5.375%, 12/01/29	2,465,000	2,520,487
	Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	679,330
	Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	644,150
	Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,030,530
	School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29	2,890,000	2,959,071
	School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,859,315
	Marysville Wastewater Treatment System Revenue,
	Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,209,008
	Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,060,800
	first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,727,396
	Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,372,335
	Marysville Water System Mortgage Revenue, AMBAC Insured,
	5.00%, 12/01/32	1,250,000	1,318,213
	4.50%, 12/01/38	2,500,000	2,522,950
	Mason City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
	12/01/31	5,000,000	5,791,150
	Maumee City School District GO, School Facilities Construction and Improvement, AGMC
	Insured, 5.00%, 12/01/27	3,610,000	3,838,369
	Medina GO, 5.00%, 12/01/22	1,100,000	1,175,053
	Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,325,552
	Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
	12/01/22	1,675,000	1,777,761
	Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	14,975,000	17,036,908
	Milford Exempted Village School District GO, School Improvement, AGMC Insured,
	Pre-Refunded,
	5.00%, 12/01/22	2,000,000	2,117,700
	5.125%, 12/01/30	7,325,000	7,767,430
	Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%,
	12/01/29	1,300,000	1,440,946
	Monroe Local School District GO,
	AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,102,910
	School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	5,115,000	5,312,132
	Montgomery County Revenue, Catholic Health Initiatives,
	Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,508,625
	Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,383,900
	Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,379,100

		Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured,
4.75%, 12/01/21	$1,000,000	$1,034,580
Mount Healthy City School District GO, School Improvement, AGMC Insured, 5.00%,
12/01/31	1,880,000	2,037,901
12/01/35	2,500,000	2,673,525
New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
AMBAC Insured,
5.125%, 10/01/21	3,000,000	3,105,900
5.20%, 10/01/24	5,000,000	5,155,650
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured,
5.85%, 1/01/21	680,000	681,013
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured,
5.00%, 12/01/33	5,000,000	5,188,600
Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
5.45%, 12/01/25	3,035,000	3,103,864
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	485,000	485,529
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured,
4.875%, 12/01/18	1,255,000	1,355,438
5.25%, 12/01/23	1,410,000	1,515,454
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	6,074,104
Ohio State Air Quality Development Authority Revenue,
JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22	6,875,000	6,886,894
Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,108,305
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%,
1/01/34	38,845,000	40,160,680
Ohio State Building Authority Revenue, State Facilities,
Administration Building Fund Project, Refunding, Series A, AGMC Insured, 5.00%,
4/01/22	3,100,000	3,330,175
Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,840,550
Ohio State Department of Transportation COP, Panhandle Rail Line Project, AGMC Insured,
6.50%, 4/15/12	385,000	386,667
Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22	5,000,000	5,148,900
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, 4.00%, 11/01/29	6,220,000	6,309,630
FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	8,460,000	9,379,433
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%,
5/01/23	3,385,000	4,013,527
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%,
5/01/24	2,000,000	2,371,360
Kenyon College Project, Refunding, 5.25%, 7/01/44	25,000,000	26,291,750
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	22,369,968
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,180,900
University Hospital, BHAC Insured, 4.75%, 1/15/46	15,000,000	15,180,000
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,993,830
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	8,708,165
Xavier University, 5.00%, 5/01/40	14,500,000	14,936,015

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	$10,000,000	$10,357,000
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,935,000	5,059,313
Otterbein College Project, CIFG Insured, 5.00%, 12/01/25	2,205,000	2,329,627
Otterbein College Project, CIFG Insured, 5.00%, 12/01/35	3,225,000	3,276,761
Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31	16,425,000	16,549,501
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,296,239
Ohio State University General Receipts Revenue,
Series A, 5.125%, 12/01/31	2,500,000	2,597,250
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	5,255,000	5,442,551
Ohio State Water Development Authority Revenue, Drinking Water Fund, Leverage,
Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,489,745
Olentangy Local School District GO,
AGMC Insured, 5.00%, 12/01/25	45,000	46,594
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,217,700
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,790,000	1,933,970
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,910,000	4,224,481
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,096,949
NATL Insured, 7.75%, 12/01/10	375,000	381,896
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	92,461
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,615,157
School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.625%,
12/01/27	3,750,000	3,799,200
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%,
12/01/36	7,505,000	7,989,823
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded,
5.25%, 12/01/32	11,200,000	13,052,816
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement,
NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,410,966
Pickerington Local School District GO, School Facilities Construction and Improvement, FGIC
Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,176,550
Plain Local School District GO,
FGIC Insured, Pre-Refunded, 6.00%, 12/01/25	3,700,000	3,857,842
NATL RE, FGIC Insured, 6.00%, 12/01/25	800,000	824,888
Plainesville City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%,
12/01/28	2,515,000	2,635,142
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,
12/01/25	1,700,000	1,945,888
12/01/26	2,725,000	3,119,144
12/01/30	2,260,000	2,586,886
Ravenna City School District GO, School Improvement, AGMC Insured, 5.00%, 1/15/31	1,710,000	1,832,710
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%,
12/01/32	3,000,000	3,247,770
Ridgewood Local School District GO, School Facilities Improvement, AGMC Insured,
Pre-Refunded, 6.00%, 12/01/24	1,730,000	1,771,572
Rittman Exempted Village School District GO, School Improvement, AGMC Insured,
Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,082,600
Riverside Local School District GO, School Facilities Construction and Improvement, NATL
Insured, Pre-Refunded, 5.75%, 12/01/22	1,000,000	1,023,420

	Semiannual Report | 135

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty,
5.25%, 12/01/38	$15,000,000	$15,464,250
Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
5.00%, 12/01/21	1,225,000	1,313,090
5.25%, 12/01/26	725,000	772,495
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	5,850,516
Sidney City School District GO, School Improvement,
FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,575,623
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23	1,780,000	1,909,192
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28	1,000,000	1,072,580
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	6,249,692
12/01/28	2,000,000	2,402,580
Springboro Sewer System Revenue, Mortgage, NATL Insured, 5.00%, 6/01/27	1,095,000	1,142,337
St. Henry Local Consolidated School District GO, NATL Insured, Pre-Refunded, 5.75%,
12/01/22	1,515,000	1,550,678
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC
Insured, 5.00%, 12/01/35	3,500,000	3,629,360
Steubenville City School District GO, School Facilities Construction and Improvement, Capital
Appreciation, NATL Insured, 5.60%, 12/01/22	1,500,000	1,527,210
Streetsboro City School District GO, School Improvement, NATL Insured, Pre-Refunded,
5.00%, 12/01/25	2,500,000	2,645,500
Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34	2,355,000	2,469,194
Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22	1,950,000	1,975,409
Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
5.25%, 12/01/21	4,505,000	4,829,000
Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.25%,
12/01/25	1,895,000	2,028,806
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC
Insured, 5.125%, 12/01/25	1,000,000	1,027,330
Sylvania City School District GO,
Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/22	1,550,000	1,604,390
School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,183,255
Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20	2,225,000	2,386,402
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	4,951,792
AGMC Insured, 5.00%, 12/01/23	1,500,000	1,594,890
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	2,022,386
Toledo GO, Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,687,450
Toledo Ohio GO, Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty,
5.00%, 12/01/28	3,000,000	3,300,300
Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
11/15/22	1,000,000	1,059,290
11/15/23	1,000,000	1,055,540
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured,
5.25%, 12/01/26	1,500,000	1,645,140
Toledo Waterworks Revenue, NATL Insured, 5.00%, 11/15/30	6,425,000	6,738,990
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,916,897

136 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Tri-Valley Local School District GO,
FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	$7,225,000	$7,824,241
NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	1,305,000	1,413,237
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
5.375%, 12/01/22	1,685,000	1,872,507
Trumbull County GO, Refunding, NATL Insured, 5.20%, 12/01/20	1,475,000	1,547,555
Twinsburg GO,
Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21	1,000,000	1,025,190
Park Land and Conservation, NATL RE, FGIC Insured, 5.00%, 12/01/21	1,000,000	1,025,190
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,313,733
University of Akron General Receipts Revenue,
NATL RE, FGIC Insured, 4.75%, 1/01/25	1,080,000	1,116,860
NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,524,162
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,329,957
Series A, AGMC Insured, 5.00%, 1/01/33	6,030,000	6,304,124
Series B, AGMC Insured, 5.00%, 1/01/38	21,760,000	22,582,746
University of Cincinnati COP, Jefferson Avenue Residence Hall, NATL Insured, 5.125%,
6/01/28	7,400,000	7,415,244
University of Cincinnati General Receipts Revenue,
AMBAC Insured, 5.00%, 6/01/31	1,350,000	1,382,711
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	9,131,346
Series A, AMBAC Insured, 5.00%, 6/01/23	1,845,000	1,957,213
Series A, AMBAC Insured, 5.00%, 6/01/24	1,940,000	2,051,666
Series A, AMBAC Insured, 5.00%, 6/01/25	2,005,000	2,110,303
Series C, AGMC Insured, 5.00%, 6/01/31	10,000,000	10,687,200
Series C, Assured Guaranty, 5.00%, 6/01/30	5,440,000	5,891,629
Series G, NATL Insured, 5.00%, 6/01/29	3,410,000	3,609,246
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%,
6/01/30	10,000,000	10,262,200
Upper Scioto Valley Local School District GO, School Facilities Construction and Improvement,
NATL RE, FGIC Insured, 5.25%, 12/01/25	1,160,000	1,174,744
Van Wert City School District GO, School Improvement,
FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,295,000	3,626,279
FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	2,500,000	2,751,350
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,510,000	1,661,815
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%,
12/01/28	3,000,000	3,151,110
Warrensville Heights City School District GO, School Improvement, FGIC Insured,
Pre-Refunded,
5.625%, 12/01/20	3,500,000	3,580,465
5.75%, 12/01/24	2,750,000	2,814,047
Waterville GO, Refunding, NATL Insured, 5.05%, 12/01/26	1,085,000	1,131,438
West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25	1,500,000	1,541,505
West Muskingum Local School District School Facilities GO, NATL RE, FGIC Insured, 5.00%,
12/01/24	2,750,000	2,810,885
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,480,822
Wheelersburg Local School District GO, School Improvement, AGMC Insured, 5.00%,
12/01/32	1,400,000	1,483,454

Semiannual Report | 137

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Youngstown State University General Receipts Revenue, Assured Guaranty,
5.25%, 12/15/29	$4,000,000	$4,416,880
5.50%, 12/15/33	4,225,000	4,647,500
Zanesville City School District GO, School Improvement, NATL Insured,
4.75%, 12/01/22	5,500,000	5,781,930
4.75%, 12/01/26	3,250,000	3,382,632
5.05%, 12/01/29	3,500,000	3,649,100
		1,689,235,413
U.S. Territories 3.9%
Puerto Rico 2.5%
Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
5.00%, 7/01/32	10,000,000	10,861,800
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL
Insured, 4.75%, 12/01/15	6,500,000	6,799,845
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series V, NATL RE, FGIC
Insured, 5.25%, 7/01/30	5,000,000	5,522,950
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,500,000	3,530,240
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM,
6.00%, 8/01/26	9,140,000	12,421,351
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation, Refunding,
Series A, NATL Insured, zero cpn., 8/01/44	37,550,000	5,141,722
		44,277,908
U.S. Virgin Islands 1.4%
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%,
10/01/29	23,340,000	24,840,762

Total U.S. Territories		69,118,670
Total Municipal Bonds before Short Term Investments
(Cost $1,660,482,967)		1,758,354,083
Short Term Investments 0.4%
Municipal Bonds 0.4%
Ohio 0.4%
[a] Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,
Sub Series B-1, Daily VRDN and Put, 0.25%, 1/01/39	200,000	200,000
Sub Series B-3, Daily VRDN and Put, 0.25%, 1/01/39	4,050,000	4,050,000
[a] Ohio State Higher Educational Facility Revenue, Case Western Reserve University Project,
Refunding, Series B-2, Daily VRDN and Put, 0.24%, 12/01/44	2,300,000	2,300,000
Total Short Term Investments (Cost $6,550,000)		6,550,000
Total Investments (Cost $1,667,032,967) 98.9%		1,764,904,083
Other Assets, less Liabilities 1.1%		20,592,876
Net Assets 100.0%		$1,785,496,959

See Abbreviations on page 187.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

138 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Oregon Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.87	$11.21	$11.25	$11.93	$11.89	$11.90
Income from investment operations[b]:
Net investment income[c]	0.24	0.49	0.50	0.49	0.48	0.50
Net realized and unrealized gains (losses)	0.36	0.66	(0.06)	(0.69)	0.04	—[d]
Total from investment operations	0.60	1.15	0.44	(0.20)	0.52	0.50
Less distributions from net investment income	(0.25)	(0.49)	(0.48)	(0.48)	(0.48)	(0.51)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.22	$11.87	$11.21	$11.25	$11.93	$11.89

Total return[f]	5.15%	10.47%	4.02%	(1.74)%	4.53%	4.28%

Ratios to average net assets[g]
Expenses	0.62%	0.64%	0.64%	0.64%	0.65%	0.66%
Net investment income	4.06%	4.26%	4.40%	4.17%	4.19%	4.20%

Supplemental data
Net assets, end of period (000’s)	$1,043,402	$954,860	$787,595	$719,647	$686,892	$625,326
Portfolio turnover rate	2.49%	9.79%	10.00%	5.30%	4.86%	4.96%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 139

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Oregon Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.00	$11.33	$11.36	$12.05	$12.00	$12.01
Income from investment operations[b]:
Net investment income[c]	0.21	0.44	0.44	0.43	0.43	0.44
Net realized and unrealized gains (losses)	0.37	0.66	(0.05)	(0.70)	0.04	(0.01)
Total from investment operations	0.58	1.10	0.39	(0.27)	0.47	0.43
Less distributions from net investment income	(0.22)	(0.43)	(0.42)	(0.42)	(0.42)	(0.44)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.36	$12.00	$11.33	$11.36	$12.05	$12.00

Total return[f]	4.88%	9.85%	3.50%	(2.34)%	3.99%	3.66%

Ratios to average net assets[g]
Expenses	1.17%	1.19%	1.19%	1.19%	1.20%	1.21%
Net investment income	3.51%	3.71%	3.85%	3.62%	3.64%	3.65%

Supplemental data
Net assets, end of period (000’s)	$229,431	$195,473	$123,099	$96,802	$91,743	$84,268
Portfolio turnover rate	2.49%	9.79%	10.00%	5.30%	4.86%	4.96%

140 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Oregon Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.87	$11.44
Income from investment operations[b]:
Net investment income[c]	0.25	0.32
Net realized and unrealized gains (losses)	0.36	0.42
Total from investment operations	0.61	0.74
Less distributions from net investment income	(0.26)	(0.31)
Net asset value, end of period	$12.22	$11.87

Total return[d]	5.20%	6.49%

Ratios to average net assets[e]
Expenses	0.52%	0.54%
Net investment income	4.16%	4.36%

Supplemental data
Net assets, end of period (000’s)	$9,621	$6,412
Portfolio turnover rate	2.49%	9.79%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 141

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.7%
Oregon 79.5%
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$5,990,000	$6,121,480
Beaverton School District GO,
AGMC Insured, 4.125%, 6/01/26	1,315,000	1,378,317
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,408,294
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,088,420
Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20	1,550,000	1,556,107
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%,
10/01/28	1,525,000	1,525,595
Central Oregon Community College District GO, 5.00%, 6/15/30	13,590,000	15,158,422
Chemeketa Community College District GO, 5.00%,
6/15/25	1,500,000	1,707,915
6/15/26	2,615,000	2,956,153
Clackamas County Canby School District No. 86 GO, AGMC Insured, 5.00%,
6/15/23	1,000,000	1,102,990
6/15/25	1,000,000	1,095,930
Clackamas County Hospital Facility Authority Revenue,
Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22	2,125,000	2,147,631
Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26	1,000,000	959,030
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	6,962,436
Willamette Falls Hospital Project, 6.00%, 4/01/19	1,000,000	1,008,490
Willamette View Inc. Project, Refunding, 6.10%, 11/01/12	385,000	386,363
Willamette View Inc. Project, Refunding, 6.30%, 11/01/21	1,500,000	1,500,180
Clackamas County Oregon Trail School District No. 46 GO, 5.00%, 6/15/32	6,855,000	7,448,026
Clackamas County School District No. 7J Lake Oswego GO,
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	5,000,000	5,176,150
Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,890,152
Clackamas County School District No. 12 North Clackamas GO,
Series A, AGMC Insured, 4.75%, 6/15/31	3,500,000	3,696,980
Series B, AGMC Insured, zero cpn. to 6/15/11, 5.00% thereafter, 6/15/27	25,000,000	26,431,000
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	3,223,184
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	3,151,364
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,453,409
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,932,633
Clackamas County School District No. 108 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/25	5,000,000	5,185,300
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,005,150
Columbia and Washington Counties School District NO. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,551,274
Columbia Gorge Community College District GO, NATL Insured, 5.00%, 6/15/22	1,000,000	1,102,050
Coos County School District No. 13 GO, AGMC Insured,
5.00%, 6/15/22	55,000	57,677
Pre-Refunded, 5.00%, 6/15/22	2,465,000	2,669,965
Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
12/15/20	2,750,000	2,790,288
The Dalles GO, Refunding, Assured Guaranty, 5.00%, 6/01/29	1,600,000	1,792,160
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
5.50%, 6/15/34	5,000,000	5,610,750
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,087,410

142 | Semiannual Report

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Oregon (continued)
	Deschutes County Administrative School District No. 1 GO, Series A, AGMC Insured,
Pre	-Refunded, 5.125%, 6/15/21	$3,500,000	$3,633,140
	Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,
	Refunding, 8.25%, 1/01/38	20,000,000	24,925,400
	Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,360,640
	Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%,
	11/01/21	1,000,000	1,103,580
	Eugene Electric Utility Revenue, Refunding, 5.00%, 8/01/33	10,060,000	10,806,754
	Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,
	6.00%, 5/01/30	4,000,000	4,190,560
	6.375%, 5/01/39	12,000,000	12,701,040
	Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21	1,190,000	1,229,996
	High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30	1,010,000	1,055,995
	Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29	5,360,000	5,629,983
	Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian
	Insured, 5.375%,
	10/01/26	2,000,000	2,006,020
	10/01/31	2,000,000	1,988,680
	Independence GO, City Hall Project, AGMC Insured, 5.00%,
	6/15/35	2,110,000	2,237,191
	6/15/40	3,975,000	4,175,618
	Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
	12/01/27	1,000,000	1,026,570
	12/01/32	1,000,000	1,007,100
	12/01/37	1,475,000	1,479,278
	Jackson County School District No. 4 GO, AGMC Insured,
	5.00%, 6/15/20	1,450,000	1,491,180
Pre	-Refunded, 5.00%, 6/15/20	550,000	570,609
	Jackson County School District No. 6 Central Point GO, Refunding, AGMC Insured, 4.75%,
	6/15/20	2,005,000	2,178,152
	Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
	6/15/20	1,680,000	1,742,950
	6/15/21	1,500,000	1,556,205
	Jackson County School District No. 549C Medford GO,
	5.00%, 6/15/33	3,225,000	3,472,196
	5.00%, 6/15/34	5,000,000	5,365,850
	Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,227,872
	Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,170,000	3,292,520
	Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,
Pre	-Refunded, 6.25%, 9/01/31	3,290,000	3,703,191
	Refunding, 6.25%, 9/01/31	1,960,000	1,865,587
	Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	4,914,300
	Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,112,384
	Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding,
	AGMC Insured, 4.75%, 6/15/25	3,510,000	3,620,670
	Lane County GO, Series A, 5.00%,
	11/01/27	1,650,000	1,826,121
	11/01/28	1,240,000	1,358,172

Semiannual Report | 143

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	$5,000,000	$5,593,700
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,716,729
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,
6/15/27	5,580,000	2,613,393
6/15/28	2,000,000	890,600
6/15/29	1,925,000	809,597
Lane County School District No. 52 Bethel GO, Refunding, AGMC Insured, 5.00%,
6/15/20	5,700,000	5,988,705
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,800,724
6/01/27	1,675,000	1,825,733
Linn County Community School District No. 9 GO, Lebanon, FGIC Insured, Pre-Refunded,
5.55%, 6/15/21	1,155,000	1,312,565
5.60%, 6/15/30	9,495,000	10,803,411
Linn County School District No. 55 GO, Sweet Home, AGMC Insured, Pre-Refunded, 5.00%,
6/15/29	1,000,000	1,037,470
Medford Hospital Facilities Authority Revenue, Asante Health System,
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	26,282,500
Refunding, Series A, NATL Insured, 5.00%, 8/15/18	2,570,000	2,577,016
Refunding, Series A, NATL Insured, 5.00%, 8/15/24	1,715,000	1,719,631
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,424,764
Multnomah County Hospital Facilities Authority Revenue, Adventis Health System-West,
Series A, 5.125%, 9/01/40	5,500,000	5,683,315
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,061,736
Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
Pre-Refunded, 5.00%, 6/15/21	5,000,000	5,187,350
Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation,
AMBAC Insured, zero cpn., 6/01/16	2,260,000	1,793,626
Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
Project, 5.20%, 12/01/24	5,000,000	5,016,600
Oregon Coast Community College District GO, NATL Insured, 5.00%, 6/15/23	3,745,000	4,103,546
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	7,145,956
Series A, 5.75%, 7/01/39	12,000,000	12,963,960
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	24,812,865
Oregon State Department of Administrative Services COP,
AGMC Insured, 4.625%, 5/01/30	7,795,000	8,023,238
Refunding, Series B, AGMC Insured, 5.00%, 5/01/21	1,805,000	1,961,223
Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26	7,500,000	7,723,350
Series A, 5.25%, 5/01/39	3,800,000	4,101,302
Series A, AGMC Insured, 5.00%, 5/01/23	2,695,000	2,946,120
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	14,014,466
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	21,501,573
Series C, 5.00%, 11/01/34	5,000,000	5,320,900
Oregon State Department of Administrative Services Lottery Revenue,
Oregon Administration, Lottery, Series A, AGMC Insured, 5.00%, 4/01/25	5,000,000	5,580,150
Oregon Administration, Lottery, Series A, AGMC Insured, 5.00%, 4/01/27	2,000,000	2,204,480

144 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Oregon State Department of Administrative Services Lottery Revenue, (continued)
Series A, 5.00%, 4/01/27	$17,880,000	$20,191,169
Series A, 5.00%, 4/01/28	18,225,000	20,435,875
Series A, 5.00%, 4/01/29	1,750,000	1,949,885
Oregon State Department of Transportation Highway User Tax Revenue,
Refunding, Series A, 5.00%, 11/15/25	1,295,000	1,421,107
Refunding, Series A, 5.00%, 11/15/29	3,330,000	3,577,219
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,466,244
senior lien, Series A, 4.50%, 11/15/32	21,000,000	21,930,720
senior lien, Series A, 5.00%, 11/15/33	10,850,000	11,890,515
Series A, 5.00%, 11/15/28	15,000,000	16,168,800
Series A, Pre-Refunded, 5.125%, 11/15/23	5,000,000	5,520,400
Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25	7,910,000	7,910,949
Oregon State Facilities Authority Revenue,
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%,
7/01/35	3,660,000	2,984,803
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,567,065
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,049,260
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,014,200
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	2,250,000	2,308,343
Peacehealth, Series A, Refunding, 5.00%, 11/01/39	20,050,000	21,009,392
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	7,809,450
University of Portland Projects, Series A, 5.00%, 4/01/32	6,545,000	6,635,386
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
10/01/35	5,210,000	6,216,416
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	2,045,854
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	910,000	911,429
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	455,000	455,541
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,435,000	1,435,502
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,205,000	3,052,346
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	1,410,000	1,411,974
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	2,015,000	2,017,660
State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30	1,705,000	1,824,998
State Board of Higher Education, Refunding, Series A, 4.50%, 8/01/37	1,500,000	1,567,890
State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/38	6,225,000	6,820,172
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,643,415
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,221,240
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,834,346
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,517,850
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,897,801
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	5,998,678
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	2,000,000	2,086,220
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	7,141,620
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,478,050
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,204,055
Veteran’s Welfare, Series 77, 5.30%, 10/01/29	1,250,000	1,250,813
Veteran’s Welfare, Series A, 5.70%, 10/01/32	1,785,000	1,792,658

Semiannual Report | 145

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
Peacehealth, AMBAC Insured, 5.00%, 11/15/26	$5,500,000	$5,621,165
Reed College Project, Series A, 5.75%, 7/01/32	10,735,000	10,853,836
Oregon State Housing and Community Services Department MFHR, Series B, 6.00%,
7/01/31	5,000,000	5,015,400
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Series A, 6.35%, 7/01/14	235,000	235,794
SFM Program, Series A, 6.40%, 7/01/18	225,000	225,767
SFM Program, Series A, 6.45%, 7/01/26	375,000	376,181
SFM Program, Series C, 6.20%, 7/01/15	380,000	381,148
SFM Program, Series C, 6.40%, 7/01/26	215,000	215,673
SFM Program, Series C, 4.75%, 7/01/42	6,125,000	6,230,901
SFM Program, Series D, 6.80%, 7/01/27	180,000	180,653
SFM Program, Series H, FHA Insured, 5.75%, 7/01/30	895,000	897,730
SFMR, Refunding, Series G, 5.35%, 7/01/30	5,565,000	5,899,902
Philomath School District No 17J Benton and Polk Counties GO, Series B, zero cpn.,
6/15/31	1,000,000	396,580
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15	945,000	948,657
Port of Portland International Airport Revenue,
Portland International Airport, Refunding, Series D, NATL RE, FGIC Insured, 5.00%,
7/01/23	3,000,000	3,074,340
Portland International Airport, Series 7-B, NATL Insured, Pre-Refunded, 7.10%,
7/01/21	2,800,000	3,029,348
Portland International Airport, Series 12A, NATL RE, FGIC Insured, 5.00%, 7/01/18	1,500,000	1,503,855
Series Nineteen, 5.50%, 7/01/38	23,000,000	25,168,440
Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14	3,600,000	3,635,964
Portland Community College District GO, Series B, Pre-Refunded, 5.00%, 6/01/21	6,290,000	6,511,597
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,656,450
Portland GO, Limited Tax,
Series A, 5.00%, 6/01/24	10,000,000	10,256,200
Series A, NATL Insured, 5.125%, 6/01/30	6,315,000	6,456,582
Series B, zero cpn., 6/01/21	1,000,000	696,110
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured,
6.00%, 7/01/33	2,000,000	2,000,660
Portland MFR,
Civic Stadium Housing Project, Series A, 6.00%, 3/01/17	755,000	760,912
Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37	3,090,000	3,110,178
Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
5.00%, 6/15/21	3,000,000	3,166,350
Portland Sewer System Revenue,
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,800,203
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,685,350
second lien, Series A, 5.00%, 3/01/34	25,270,000	27,646,896
second lien, Series A, 5.00%, 3/01/35	15,000,000	16,360,950
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,583,594

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding, Series A,
NATL RE, FGIC Insured, 5.00%,
6/15/24	$1,295,000	$1,351,371
6/15/25	2,385,000	2,478,277
Portland Urban Renewal and Redevelopment Tax Allocation,
Convention Center, Series A, AMBAC Insured, 5.50%, 6/15/20	3,000,000	3,040,380
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,646,600
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,234,302
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,023,520
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,861,830
Portland Water System Revenue,
NATL Insured, 4.50%, 10/01/27	1,000,000	1,061,610
NATL Insured, 4.50%, 10/01/28	3,895,000	4,113,042
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,646,639
Redmond Airport GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,015,500
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,043,512
Redmond GO, Series C, NATL Insured, 5.00%, 6/01/33	1,260,000	1,300,975
Salem Hospital Facility Authority Revenue,
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,634,260
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	9,157,230
Series A, 5.75%, 8/15/23	10,000,000	11,181,500
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	3,517,470
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%,
6/01/28	1,100,000	1,269,642
Sunrise Water Authority Water Revenue, sub. lien,
Series B, XLCA Insured, 5.00%, 9/01/25	1,160,000	1,194,046
XLCA Insured, 5.00%, 3/01/25	1,660,000	1,704,305
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured,
5.00%, 6/15/25	1,560,000	1,716,983
Tri-County Metropolitan Transportation District Revenue, Series A, 4.75%, 9/01/29	15,305,000	16,770,301
Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, NATL Insured,
Pre-Refunded, 5.00%, 6/15/22	7,000,000	7,575,540
Washington Clackamas and Yamhill Counties School District No. 88J GO,
Series A, NATL Insured, zero cpn., 6/15/27	3,500,000	1,646,330
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,323,682
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,286,174
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	3,004,429
Washington County Clean Water Services Sewer Revenue, senior lien, NATL RE, FGIC Insured,
5.00%, 10/01/19	3,905,000	4,062,528
Washington County GO, Obligations,
Refunding, 4.375%, 6/01/26	1,000,000	1,081,130
Series A, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,352,300
Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22	4,155,000	4,492,968
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,286,880
		1,020,042,405

Semiannual Report | 147

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories 17.2%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	$840,000	$935,634
12/01/29	3,250,000	3,503,370
		4,439,004
Puerto Rico 16.7%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
Refunding, 5.625%, 5/15/43	10,000,000	8,831,200
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	15,000,000	15,717,300
Public Improvement, Series A, 5.00%, 7/01/29	10,000,000	10,145,300
Public Improvement, Series A, 5.125%, 7/01/31	9,885,000	9,923,650
Public Improvement, Series A, 5.375%, 7/01/33	10,000,000	10,233,200
Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	5,115,000	5,323,692
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,909,860
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	13,000,000	16,104,010
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	10,363,300
Series D, Pre-Refunded, 5.375%, 7/01/36	10,000,000	10,872,400
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	6,250,000	6,225,563
Puerto Rico Electric Power Authority Power Revenue,
Series II, AGMC Insured, Pre-Refunded, 5.125%, 7/01/26	9,150,000	10,041,576
Series II, Pre-Refunded, 5.25%, 7/01/31	12,000,000	13,196,520
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,890,900
Series WW, 5.25%, 7/01/33	9,690,000	10,125,372
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL
Insured, 6.00%, 7/01/25	15,000,000	17,308,350
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
Pre-Refunded, 5.50%, 8/01/29	5,000,000	5,348,850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	20,000,000	17,063,800
first sub., Series A, 5.375%, 8/01/39	9,000,000	9,520,560
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,446,500
		214,591,903
U.S. Virgin Islands 0.1%
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
7/01/21	1,400,000	1,401,680
Total U.S. Territories		220,432,587
Total Municipal Bonds before Short Term Investments
(Cost $1,164,033,101)		1,240,474,992

148 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 2.0%
Municipal Bonds 2.0%
Oregon 2.0%
[a] Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
Daily VRDN and Put, 0.26%, 8/15/37	$2,000,000	$2,000,000
Refunding, Daily VRDN and Put, 0.22%, 8/15/32	20,200,000	20,200,000
[a] Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
Peacehealth, Daily VRDN and Put, 0.24%, 12/01/15	2,700,000	2,700,000
Total Short Term Investments (Cost $24,900,000)		24,900,000
Total Investments (Cost $1,188,933,101) 98.7%		1,265,374,992
Other Assets, less Liabilities 1.3%		17,078,361
Net Assets 100.0%		$1,282,453,353

See Abbreviations on page 187.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 149

Franklin Tax-Free Trust
Financial Highlights

Franklin Pennsylvania Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class A	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.27	$9.65	$9.82	$10.47	$10.44	$10.48
Income from investment operations[b]:
Net investment income[c]	0.22	0.45	0.44	0.44	0.44	0.46
Net realized and unrealized gains (losses)	0.31	0.62	(0.18)	(0.65)	0.04	(0.04)
Total from investment operations	0.53	1.07	0.26	(0.21)	0.48	0.42
Less distributions from net investment income	(0.23)	(0.45)	(0.43)	(0.44)	(0.45)	(0.46)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.57	$10.27	$9.65	$9.82	$10.47	$10.44

Total return[f]	5.19%	11.22%	2.72%	(2.16)%	4.71%	4.08%

Ratios to average net assets[g]
Expenses	0.63%	0.65%	0.65%	0.66%	0.66%	0.66%
Net investment income	4.22%	4.43%	4.53%	4.24%	4.26%	4.37%

Supplemental data
Net assets, end of period (000’s)	$1,132,024	$1,016,824	$820,227	$770,164	$747,279	$718,293
Portfolio turnover rate	3.13%	12.88%	11.50%	16.68%	6.99%	13.07%

150 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Pennsylvania Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class B	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.30	$9.68	$9.86	$10.51	$10.47	$10.51
Income from investment operations[b]:
Net investment income[c]	0.19	0.39	0.39	0.38	0.39	0.40
Net realized and unrealized gains (losses)	0.32	0.62	(0.19)	(0.65)	0.04	(0.04)
Total from investment operations	0.51	1.01	0.20	(0.27)	0.43	0.36
Less distributions from net investment income	(0.20)	(0.39)	(0.38)	(0.38)	(0.39)	(0.40)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.61	$10.30	$9.68	$9.86	$10.51	$10.47

Total return[f]	5.00%	10.58%	2.04%	(2.68)%	4.22%	3.51%

Ratios to average net assets[g]
Expenses	1.17%	1.20%	1.20%	1.21%	1.21%	1.21%
Net investment income	3.68%	3.88%	3.98%	3.69%	3.71%	3.82%

Supplemental data
Net assets, end of period (000’s)	$17,904	$21,977	$30,177	$37,339	$43,897	$47,623
Portfolio turnover rate	3.13%	12.88%	11.50%	16.68%	6.99%	13.07%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 151

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Pennsylvania Tax-Free Income Fund
	Six Months Ended
	August 31, 2010		Year Ended February 28,
Class C	(unaudited)	2010	2009	2008 [a]	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.36	$9.73	$9.90	$10.55	$10.51	$10.56
Income from investment operations[b]:
Net investment income[c]	0.19	0.39	0.39	0.38	0.39	0.40
Net realized and unrealized gains (losses)	0.32	0.63	(0.18)	(0.65)	0.04	(0.05)
Total from investment operations	0.51	1.02	0.21	(0.27)	0.43	0.35
Less distributions from net investment income	(0.20)	(0.39)	(0.38)	(0.38)	(0.39)	(0.40)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.67	$10.36	$9.73	$9.90	$10.55	$10.51

Total return[f]	4.95%	10.62%	2.13%	(2.68)%	4.19%	3.40%

Ratios to average net assets[g]
Expenses	1.18%	1.20%	1.20%	1.21%	1.21%	1.21%
Net investment income	3.67%	3.88%	3.98%	3.69%	3.71%	3.82%

Supplemental data
Net assets, end of period (000’s)	$262,591	$217,322	$135,480	$107,286	$100,495	$88,237
Portfolio turnover rate	3.13%	12.88%	11.50%	16.68%	6.99%	13.07%

152 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Pennsylvania Tax-Free Income Fund
	Six Months Ended	Period Ended
	August 31, 2010	February 28,
Advisor Class	(unaudited)	2010 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.27	$9.92
Income from investment operations[b]:
Net investment income[c]	0.22	0.29
Net realized and unrealized gains (losses)	0.31	0.34
Total from investment operations	0.53	0.63
Less distributions from net investment income	(0.23)	(0.28)
Net asset value, end of period	$10.57	$10.27

Total return[d]	5.24%	6.42%

Ratios to average net assets[e]
Expenses	0.53%	0.55%
Net investment income	4.32%	4.53%

Supplemental data
Net assets, end of period (000’s)	$13,959	$6,832
Portfolio turnover rate	3.13%	12.88%

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 153

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%
Pennsylvania 86.2%
Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport, Refunding,
NATL RE, FGIC Insured, 5.75%, 1/01/18	$1,000,000	$1,011,931
Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28	4,000,000	4,007,520
Allegheny County GO,
NATL Insured, Pre-Refunded, 5.00%, 11/01/27	1,000,000	1,099,560
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27	3,000,000	3,264,870
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,301,050
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,208,650
5.00%, 3/01/33	1,300,000	1,347,658
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,252,000
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,801,602
Allegheny County Hospital Development Authority Revenue,
5.625%, 8/15/39	12,000,000	12,930,240
Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30	10,000,000	10,324,700
Allegheny County IDAR,
County Guaranteed, Refunding, Series B, NATL Insured, 5.00%, 11/01/29	1,485,000	1,518,769
County Guaranteed, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	7,515,000	8,271,836
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	5,000,000	5,503,550
Allegheny County Port Authority Special Revenue, Transportation, Refunding, NATL RE, FGIC
Insured, 5.00%,
3/01/25	13,250,000	13,487,307
3/01/29	16,500,000	16,753,110
Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19	245,000	245,385
Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29	1,140,000	1,141,003
Series II-2, GNMA Secured, 5.90%, 11/01/32	355,000	355,586
Allegheny County Sanitation Authority Sewer Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	6,946,743
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,260,680
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28	1,550,000	1,623,315
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,518,671
Armstrong County GO,
NATL Insured, Pre-Refunded, 5.40%, 6/01/31	1,490,000	1,546,337
Refunding, NATL Insured, 5.40%, 6/01/31	1,010,000	1,017,908
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	3,846,924
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,375,605
Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%,
11/15/39	6,890,000	7,093,737
Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31	3,675,000	3,705,649
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31	4,000,000	4,631,280
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%,
7/01/39	4,500,000	5,208,120
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,255,240
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,427,209

154 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Semiannual Report | 155

	Franklin Tax-Free Trust

	Statement of Investments, August 31, 2010 (unaudited) (continued)

	Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
	Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	$1,825,000	$2,133,316
	Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project,
	5.875%, 6/01/21	1,000,000	1,014,200
	Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
	12/01/32	1,700,000	1,771,145
	12/01/35	2,500,000	2,587,325
	Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31	1,500,000	1,517,925
	Lehigh County General Purpose Authority Revenues,
	Lehigh Valley Hospital, Health Network, Series B, AGMC Insured, 5.25%, 7/01/19	2,750,000	2,833,573
	Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,598,535
	Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B, AGMC
	Insured, 5.00%, 7/01/35	11,250,000	11,788,987
	Luzerne County IDA Facility Revenue, Pennsylvania American Water Co., Refunding, 5.50%,
	12/01/39	10,000,000	10,547,400
	Lycoming County Authority College Revenue, Pennsylvania College of Technology,
	AMBAC Insured, 5.25%, 5/01/32	5,030,000	4,959,228
	Refunding, AMBAC Insured, 5.35%, 7/01/26	2,400,000	2,404,080
	Lycoming County Authority Health System Revenue, Susquehanna Health System Project,
	Refunding, Series A, 5.75%, 7/01/39	20,000,000	20,612,200
	Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,325,000	12,389,097
	McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,260,200
	Mercer County GO, NATL RE, FGIC Insured, 5.00%, 10/01/31	2,000,000	2,019,560
	Mercer County IDA Water Facilities Revenue, NATL Insured, 6.00%, 7/01/30	5,000,000	5,002,450
	Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
	5.00%, 1/01/27	1,000,000	1,007,160
	5.125%, 1/01/37	2,000,000	2,000,380
	5.25%, 1/01/43	2,000,000	2,003,040
	Montgomery County GO, 5.00%, 9/15/22	3,335,000	3,445,155
	Montgomery County Higher Education and Health Authority Revenue, Arcadia University,
	5.625%, 4/01/40	5,750,000	5,936,645
	Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities
	Inc. Obligated Group,
	5.25%, 11/15/28	5,000,000	5,001,050
	Refunding, Series B, 5.00%, 11/15/22	1,000,000	1,010,540
	Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,298,900
	Montour School District GO, AGMC Insured, 5.00%,
	4/01/32	5,000,000	5,313,250
	4/01/37	12,500,000	13,142,500
	Mount Lebanon School District GO, Series A, 5.00%, 2/15/34	6,000,000	6,471,120
	Muhlenberg School District GO, Series AA, FGIC Insured, Pre-Refunded, 6.00%, 9/01/23	4,000,000	4,000,000
	Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27	5,000,000	5,562,350
	Northampton Borough Municipal Authority Water Revenue, NATL Insured,
	5.00%, 5/15/34	445,000	454,301
Pre	-Refunded, 5.00%, 5/15/34	1,955,000	2,270,068
	Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
	Series A, 5.50%, 8/15/35	10,000,000	10,225,700
	Series B, 5.50%, 8/15/33	2,200,000	2,248,972

156 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, 5.00%, 11/15/39	$20,000,000	$21,501,800
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	21,265,200
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,
4/01/30	1,000,000	1,062,060
4/01/31	2,000,000	2,113,420
Norwin School District GO,
AGMC Insured, 5.00%, 4/01/37	10,000,000	10,496,300
AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,620,460
Series A, NATL Insured, 5.00%, 4/01/30	1,000,000	1,006,650
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,884,118
Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22	2,835,000	3,076,173
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny
Energy Supply Co. LLC Project, 7.00%, 7/15/39	10,000,000	11,348,500
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series
A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,390,669
Pennsylvania Economic Development Financing Authority Water Facility Revenue, American
Water Co. Project, 6.20%, 4/01/39	10,000,000	10,996,600
Pennsylvania HFA, SFMR, Refunding,
Series 103C, 5.45%, 10/01/38	10,000,000	10,465,100
Series 105C, 4.875%, 10/01/34	25,000,000	25,375,500
Pennsylvania HFAR,
Future Income Growth Securities, SFM, Series 64, 5.25%, 4/01/30	3,050,000	3,051,098
SFM, Refunding, Series 63A, zero cpn., 4/01/30	10,630,000	3,674,897
SFM, Refunding, Series 72A, 5.25%, 4/01/21	5,790,000	5,793,358
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,757,400
Second Series A, 5.00%, 8/01/25	5,000,000	5,683,350
Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
Drexel University, NATL Insured, 5.75%, 5/01/22	3,095,000	3,103,511
Pennsylvania State Higher Educational Facilities Authority Revenue,
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,277,600
Drexel University, Series A, 5.00%, 5/01/20	1,485,000	1,555,864
Drexel University, Series A, 5.20%, 5/01/29	750,000	772,020
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	26,487,292
Edinboro University Foundation, 6.00%, 7/01/43	3,500,000	3,604,405
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,470,800
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,224,819
State System of Higher Education, NATL Insured, 5.00%, 6/15/37	7,000,000	7,369,390
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,371,650
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,485,000
Thomas Jefferson University, 5.00%, 3/01/40	14,950,000	15,746,835
Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,250,500
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,660,600
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,557,440
University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,294,950
University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%,
11/01/36	8,315,000	8,522,709

Semiannual Report | 157

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Widener University, 5.00%, 7/15/31	$500,000	$505,130
Widener University, 5.00%, 7/15/39	5,750,000	5,789,157
Pennsylvania State Public School Building Authority Community College Revenue, Community
College Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,594,100
Pennsylvania State Public School Building Authority Lease Revenue, School District of
Philadelphia Project,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	15,000,000	16,837,500
Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,132,800
Pennsylvania State Public School Building Authority Revenue,
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,052,470
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,663,825
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,
5.00%, 12/01/24	1,655,000	1,731,974
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,714,450
Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
7/15/31	10,000,000	10,509,800
Pennsylvania State Turnpike Commission Turnpike Revenue,
5.125%, 12/01/40	16,860,000	17,622,578
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,764,100
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,181,250
Series R, AMBAC Insured, 5.00%, 12/01/26	2,000,000	2,063,700
Series R, AMBAC Insured, 5.00%, 12/01/30	11,125,000	11,402,235
sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,085,200
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,057,850
3/01/40	8,115,000	8,864,745
Philadelphia Authority for IDR,
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%,
12/01/23	6,205,000	6,399,092
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%,
12/01/25	5,690,000	5,827,413
[a] International Apartments Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,025,040
Please Touch Museum Project, 5.25%, 9/01/36	1,500,000	1,308,465
Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,945,540
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	3,500,000	3,564,820
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	755,000	918,020
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,500,650
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,551,500
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,750,400
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple
University Health System, Refunding, Series A,
5.50%, 7/01/30	5,000,000	4,673,500
5.00%, 7/01/34	5,000,000	4,230,300
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured,
5.00%, 12/01/21	5,000,000	5,254,200

158 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.125%,
10/01/26	$12,000,000	$12,727,320
Philadelphia Municipal Authority Revenue, Lease, 6.50%,
4/01/34	3,250,000	3,501,940
4/01/39	2,500,000	2,683,125
Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured, 5.00%,
4/15/31	14,565,000	14,647,584
Philadelphia School District GO,
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,814,200
Series E, 6.00%, 9/01/38	5,000,000	5,559,200
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,171,720
Series A, AGMC Insured, 5.00%, 7/01/28	4,000,000	4,215,120
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	12,218,749
Series A, AGMC Insured, 5.00%, 7/01/35	8,330,000	8,617,968
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/31	2,765,000	2,820,991
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,391,790
Pine Richland School District Pennsylvania GO, Assured Guaranty, 5.00%, 3/01/39	20,130,000	21,757,712
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	1,295,000	1,295,777
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	690,000	780,004
Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30	8,870,000	9,312,169
Reading Area Water Authority Water Revenue, AGMC Insured, 5.00%, 12/01/27	3,400,000	3,688,966
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,247,900
Reading School District GO, AGMC Insured, 5.00%, 1/15/36	11,715,000	12,263,731
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
Refunding, Series A, 5.875%, 12/01/31	555,000	568,797
Series A, Pre-Refunded, 5.875%, 12/01/31	1,945,000	2,098,694
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,702,532
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,250,950
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA
Insured, 5.00%, 11/01/37	8,125,000	8,380,937
Seneca Valley School District GO, NATL Insured, Pre-Refunded, 5.375%, 1/01/21	2,000,000	2,133,560
Snyder County Higher Education Authority University Revenue, Susquehanna University Project,
5.00%, 1/01/38	4,000,000	4,159,920
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding,
Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	10,469,600
Southcentral General Authority Revenue,
WellSpan Health Obligated Group, NATL Insured, ETM, 5.25%, 5/15/31	1,875,000	1,938,938
WellSpan Health Obligated Group, NATL Insured, Pre-Refunded, 5.25%, 5/15/31	8,125,000	8,489,406
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,398,600
York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37	1,090,000	1,115,964
Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%,
9/01/25	6,900,000	7,541,493
Southmoreland School District GO, NATL Insured, 5.00%, 4/01/27	5,025,000	5,358,660
State Public School Building Authority College Revenue,
Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,068,830
Montgomery County Community College, AGMC Insured, 5.00%, 5/01/28	1,225,000	1,357,031
Westmoreland County Community College, NATL RE, FGIC Insured, 5.25%, 10/15/22	2,170,000	2,267,064

	Semiannual Report | 159

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
State Public School Building Authority School Revenue, Harrisburg School District Project,
Series A, Assured Guaranty, 5.00%, 11/15/33	$5,000,000	$5,281,200
Susquehanna Area Regional Airport Authority Airport System Revenue,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	1,749,040
Series A, 6.50%, 1/01/38	4,000,000	4,059,960
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University
Capital Project,
Refunding, Series B, 5.25%, 9/15/27	9,500,000	10,984,945
Refunding, Series C, 5.00%, 9/15/35	9,500,000	10,311,680
Series B, 5.00%, 9/15/31	10,000,000	10,959,100
Upper St. Clair Township School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 7/15/28	465,000	500,028
Refunding, AGMC Insured, 5.00%, 7/15/28	535,000	551,216
Washington County GO,
Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27	4,295,000	4,447,601
Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27	705,000	772,292
Washington County IDA College Revenue, Washington Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	8,078,689
5.00%, 11/01/36	8,470,000	8,758,065
West Allegheny School District GO, Refunding, Series D, NATL RE, FGIC Insured, 4.75%,
9/01/19	2,000,000	2,061,740
9/01/20	3,805,000	3,911,730
West Mifflin Area School District GO, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,092,850
Whitehall Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,577,680
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%,
3/01/37	4,500,000	4,368,825
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,364,359
		1,229,049,691
U.S. Territories 11.7%
Puerto Rico 11.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	2,100,000	2,261,238
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,459,650
Public Improvement, Series A, 5.00%, 7/01/29	4,000,000	4,058,120
Public Improvement, Series A, 5.00%, 7/01/33	13,960,000	14,083,546
Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33	7,000,000	7,904,470
Series A, 5.00%, 7/01/28	5,000,000	5,071,850
Series A, 5.25%, 7/01/37	10,000,000	10,241,100
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B,
5.00%, 7/01/37	7,010,000	7,069,445
Puerto Rico Electric Power Authority Power Revenue,
Series TT, 5.00%, 7/01/32	5,100,000	5,206,080
Series XX, 5.25%, 7/01/40	14,000,000	14,644,420
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,950,000	5,976,299

160 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2010 (unaudited) (continued)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.375%, 8/01/39	$20,000,000	$21,156,800
Series A, 6.00%, 8/01/42	34,000,000	37,682,200
Series C, 5.50%, 8/01/40	15,000,000	16,051,800
		156,867,018
U.S. Virgin Islands 0.7%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,043,800
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,740,405
		10,784,205
Total U.S. Territories		167,651,223
Total Municipal Bonds before Short Term Investments
(Cost $1,322,728,524)		1,396,700,914
Short Term Investments (Cost $11,600,000) 0.8%
Municipal Bonds 0.8%
Pennsylvania 0.8%
[b] Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A,
Daily VRDN and Put, 0.25%, 5/15/35	11,600,000	11,600,000
Total Investments (Cost $1,334,328,524) 98.7%		1,408,300,914
Other Assets, less Liabilities 1.3%		18,176,867
Net Assets 100.0%		$1,426,477,781

See Abbreviations on page 187.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 161

Franklin Tax-Free Trust

Financial Statements

Statements of Assets and Liabilities
August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$1,096,490,565	$718,241,510	$530,989,597	$1,507,980,939
Value	$1,142,763,823	$756,434,067	$554,158,228	$1,579,393,954
Cash	5,954	11,765	59,161	287,653
Receivables:
Investment securities sold	5,490,242	—	—	—
Capital shares sold	1,870,160	1,724,130	1,636,665	1,871,386
Interest	12,263,493	9,818,868	5,391,586	19,938,140
Other assets	1,335	818	596	1,888
Total assets	1,162,395,007	767,989,648	561,246,236	1,601,493,021
Liabilities:
Payables:
Investment securities purchased	10,000,000	—	2,098,527	—
Capital shares redeemed	5,371,585	663,244	701,609	1,831,763
Affiliates	617,907	443,589	332,519	899,495
Distributions to shareholders	1,444,330	924,350	504,687	1,909,948
Accrued expenses and other liabilities	58,731	46,899	40,693	130,591
Total liabilities	17,492,553	2,078,082	3,678,035	4,771,797
Net assets, at value	$1,144,902,454	$765,911,566	$557,568,201	$1,596,721,224
Net assets consist of:
Paid-in capital	$1,114,422,796	$738,171,731	$536,625,560	$1,525,122,462
Distributions in excess of net investment income	(643,825)	(518,869)	(4,735)	(1,386,276)
Net unrealized appreciation (depreciation)	46,273,258	38,192,557	23,168,631	71,413,015
Accumulated net realized gain (loss)	(15,149,775)	(9,933,853)	(2,221,255)	1,572,023
Net assets, at value	$1,144,902,454	$765,911,566	$557,568,201	$1,596,721,224

162 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)

August 31, 2010 (unaudited)

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 163

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$981,027,493	$1,667,032,967	$1,188,933,101	$1,334,328,524
Value	$1,048,362,124	$1,764,904,083	$1,265,374,992	$1,408,300,914
Cash	5,724	56,736	2,822,520	20,790
Receivables:
Capital shares sold	3,615,392	5,990,409	5,049,679	7,637,364
Interest	8,806,274	19,412,292	12,680,846	18,467,319
Other assets	1,054	1,940	1,360	1,470
Total assets	1,060,790,568	1,790,365,460	1,285,929,397	1,434,427,857
Liabilities:
Payables:
Investment securities purchased	—	—	—	4,013,000
Capital shares redeemed	876,951	1,711,306	1,489,949	1,296,876
Affiliates	621,050	1,044,290	726,384	828,613
Distributions to shareholders	1,115,931	2,008,715	1,194,175	1,720,504
Accrued expenses and other liabilities	42,909	104,190	65,536	91,083
Total liabilities	2,656,841	4,868,501	3,476,044	7,950,076
Net assets, at value	$1,058,133,727	$1,785,496,959	$1,282,453,353	$1,426,477,781
Net assets consist of:
Paid-in capital	$994,711,830	$1,696,056,031	$1,207,518,788	$1,357,282,140
Undistributed net investment income (distributions
in excess of net investment income)	(639,019)	(277,965)	1,721,781	(11,769)
Net unrealized appreciation (depreciation)	67,334,631	97,871,116	76,441,891	73,972,390
Accumulated net realized gain (loss)	(3,273,715)	(8,152,223)	(3,229,107)	(4,764,980)
Net assets, at value	$1,058,133,727	$1,785,496,959	$1,282,453,353	$1,426,477,781

164 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)

August 31, 2010 (unaudited)

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 165

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Operations
for the six months ended August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$27,875,306	$17,981,228	$12,593,815	$37,988,585
Expenses:
Management fees (Note 3a)	2,641,126	1,772,718	1,330,860	3,651,948
Distribution fees: (Note 3c)
Class A	499,026	295,970	213,535	676,898
Class B	25,802	—	—	50,426
Class C	368,153	416,709	324,687	659,515
Transfer agent fees (Note 3e)	169,628	144,868	89,056	350,642
Custodian fees	7,887	5,075	3,530	11,017
Reports to shareholders	25,879	20,413	13,816	44,384
Registration and filing fees	16,266	11,428	13,308	26,660
Professional fees	19,933	17,585	19,101	35,112
Trustees’ fees and expenses	5,061	2,892	2,461	7,366
Other	39,212	26,804	26,912	50,138
Total expenses	3,817,973	2,714,462	2,037,266	5,564,106
Net investment income	24,057,333	15,266,766	10,556,549	32,424,479
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	1,105,266	(2,335,169)	712,707	1,669,570
Net change in unrealized appreciation (depreciation)
on investments	34,205,893	24,877,726	15,593,862	31,983,724
Net realized and unrealized gain (loss)	35,311,159	22,542,557	16,306,569	33,653,294
Net increase (decrease) in net assets resulting from operations	$59,368,492	$37,809,323	$26,863,118	$66,077,773

166 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Operations (continued)
for the six months ended August 31, 2010 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$21,825,184	$39,703,525	$28,371,161	$32,692,906
Expenses:
Management fees (Note 3a)	2,363,987	3,969,916	2,852,453	3,164,780
Distribution fees: (Note 3c)
Class A	398,123	677,499	496,065	528,840
Class B	—	77,005	—	65,115
Class C	622,724	1,026,495	686,330	779,606
Transfer agent fees (Note 3e)	198,149	359,654	197,345	300,324
Custodian fees	6,884	11,871	8,303	9,307
Reports to shareholders	24,285	43,616	30,045	41,935
Registration and filing fees	25,145	27,858	9,656	12,301
Professional fees	21,904	30,837	24,671	25,756
Trustees’ fees and expenses	3,944	7,113	4,844	5,241
Other	37,483	69,523	42,929	44,438
Total expenses	3,702,628	6,301,387	4,352,641	4,977,643
Net investment income	18,122,556	33,402,138	24,018,520	27,715,263
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	572,765	2,522,034	410,798	374,384
Net change in unrealized appreciation (depreciation)
on investments	28,355,101	36,109,863	36,233,351	40,213,574
Net realized and unrealized gain (loss)	28,927,866	38,631,897	36,644,149	40,587,958
Net increase (decrease) in net assets resulting from
operations	$47,050,422	$72,034,035	$60,662,669	$68,303,221

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 167

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Arizona		Franklin Colorado
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$24,057,333	$48,462,184	$15,266,766	$27,330,870
Net realized gain (loss) from investments	1,105,266	471,301	(2,335,169)	(2,007,681)
Net change in unrealized appreciation
(depreciation) on investments	34,205,893	60,709,625	24,877,726	47,793,095
Net increase (decrease) in net assets
resulting from operations	59,368,492	109,643,110	37,809,323	73,116,284
Distributions to shareholders from:
Net investment income:
Class A	(22,325,599)	(44,354,634)	(12,864,881)	(23,629,346)
Class B	(156,819)	(475,572)	—	—
Class C	(2,181,004)	(3,808,835)	(2,401,133)	(3,657,907)
Advisor Class	(101,149)	(100,591)	(265,943)	(256,588)
Total distributions to shareholders	(24,764,571)	(48,739,632)	(15,531,957)	(27,543,841)
Capital share transactions: (Note 2)
Class A	840,875	7,004,893	33,639,283	61,406,089
Class B	(1,995,431)	(6,160,267)	—	—
Class C	6,556,540	25,629,866	14,346,228	42,805,349
Advisor Class	(224,971)	4,408,655	711,966	10,714,746
Total capital share transactions	5,177,013	30,883,147	48,697,477	114,926,184
Net increase (decrease) in net assets	39,780,934	91,786,625	70,974,843	160,498,627
Net assets:
Beginning of period	1,105,121,520	1,013,334,895	694,936,723	534,438,096
End of period	$1,144,902,454	$1,105,121,520	$765,911,566	$694,936,723
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(643,825)	$63,413	$(518,869)	$(253,678)

168 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Connecticut		Franklin Michigan
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$10,556,549	$19,151,296	$32,424,479	$66,946,745
Net realized gain (loss) from investments	712,707	196,305	1,669,570	987,385
Net change in unrealized appreciation
(depreciation) on investments	15,593,862	28,939,594	31,983,724	63,316,102
Net increase (decrease) in net assets
resulting from operations	26,863,118	48,287,195	66,077,773	131,250,232
Distributions to shareholders from:
Net investment income:
Class A	(8,860,571)	(15,724,815)	(29,526,029)	(58,640,678)
Class B	—	—	(297,645)	(943,183)
Class C	(1,798,346)	(3,014,176)	(3,807,029)	(7,016,292)
Advisor Class	(268,318)	(188,687)	(102,964)	(101,994)
Net realized gains:
Class A	—	—	(122,735)	—
Class B	—	—	(1,356)	—
Class C	—	—	(18,301)	—
Advisor Class	—	—	(423)	—
Total distributions to shareholders	(10,927,235)	(18,927,678)	(33,876,482)	(66,702,147)
Capital share transactions: (Note 2)
Class A	19,553,970	42,790,870	(7,176,926)	(29,191,851)
Class B	—	—	(4,849,262)	(13,843,494)
Class C	9,345,538	18,249,273	11,382,451	14,669,706
Advisor Class	2,574,937	10,872,072	2,720,404	2,616,284
Total capital share transactions	31,474,445	71,912,215	2,076,667	(25,749,355)
Net increase (decrease) in net assets	47,410,328	101,271,732	34,277,958	38,798,730
Net assets:
Beginning of period	510,157,873	408,886,141	1,562,443,266	1,523,644,536
End of period	$557,568,201	$510,157,873	$1,596,721,224	$1,562,443,266
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(4,735)	$365,951	$(1,386,276)	$(77,088)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 169

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Minnesota		Franklin Ohio
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$18,122,556	$32,885,018	$33,402,138	$60,519,136
Net realized gain (loss) from investments	572,765	397,336	2,522,034	785,265
Net change in unrealized appreciation
(depreciation) on investments	28,355,101	26,917,175	36,109,863	49,023,694
Net increase (decrease) in net assets
resulting from operations	47,050,422	60,199,529	72,034,035	110,328,095
Distributions to shareholders from:
Net investment income:
Class A	(15,308,343)	(28,107,979)	(27,467,465)	(50,726,485)
Class B	—	—	(418,855)	(1,163,652)
Class C	(3,108,016)	(4,433,588)	(5,444,405)	(8,457,941)
Advisor Class	(99,509)	(100,107)	(300,713)	(305,454)
Total distributions to shareholders	(18,515,868)	(32,641,674)	(33,631,438)	(60,653,532)
Capital share transactions: (Note 2)
Class A	48,570,686	91,670,785	58,719,068	129,036,411
Class B	—	—	(7,770,049)	(10,240,350)
Class C	35,742,208	64,299,400	51,053,099	78,124,241
Advisor Class	1,352,585	4,381,568	2,472,819	12,800,876
Total capital share transactions	85,665,479	160,351,753	104,474,937	209,721,178
Net increase (decrease) in net assets	114,200,033	187,909,608	142,877,534	259,395,741
Net assets:
Beginning of period	943,933,694	756,024,086	1,642,619,425	1,383,223,684
End of period	$1,058,133,727	$943,933,694	$1,785,496,959	$1,642,619,425
Distributions in excess of net investment
income included in net assets:
End of period	$(639,019)	$(245,707)	$(277,965)	$(48,665)

170 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Oregon		Franklin Pennsylvania
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2010	Year Ended	August 31, 2010	Year Ended
	(unaudited)	February 28, 2010	(unaudited)	February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$24,018,520	$43,249,698	$27,715,263	$48,305,870
Net realized gain (loss) from investments	410,798	409,254	374,384	(3,602,648)
Net change in unrealized appreciation
(depreciation) on investments	36,233,351	57,465,171	40,213,574	70,449,288
Net increase (decrease) in net assets
resulting from operations	60,662,669	101,124,123	68,303,221	115,152,510
Distributions to shareholders from:
Net investment income:
Class A	(20,866,887)	(37,077,945)	(23,443,629)	(40,280,732)
Class B	—	—	(385,412)	(1,038,347)
Class C	(3,790,425)	(5,730,892)	(4,481,980)	(6,616,521)
Advisor Class	(160,933)	(129,067)	(182,862)	(139,679)
Total distributions to shareholders	(24,818,245)	(42,937,904)	(28,493,883)	(48,075,279)
Capital share transactions: (Note 2)
Class A	59,328,269	117,909,588	83,478,175	141,610,847
Class B	—	—	(4,630,864)	(9,927,119)
Class C	27,570,658	63,727,864	38,011,097	71,652,632
Advisor Class	2,965,677	6,227,144	6,854,809	6,657,402
Total capital share transactions	89,864,604	187,864,596	123,713,217	209,993,762
Net increase (decrease) in net assets	125,709,028	246,050,815	163,522,555	277,070,993
Net assets:
Beginning of period	1,156,744,325	910,693,510	1,262,955,226	985,884,233
End of period	$1,282,453,353	$1,156,744,325	$1,426,477,781	$1,262,955,226
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$1,721,781	$2,521,506	$(11,769)	$766,851

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 171

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Class A, Class C & Advisor Class

Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund Franklin Minnesota Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund

Class A, Class B, Class C & Advisor Class

Franklin Arizona Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related

172 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Funds file U.S. income tax returns as well as tax returns in certain other jurisdictions. The Funds recognize in its financial statements the effects including penalties and interest, if any, of a tax position taken on tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of August 31, 2010, and for all open tax years, the Funds have determined that no provision for income tax is required in the Funds’ financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles

Semiannual Report | 173

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

174 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin Arizona		Franklin Colorado
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold	6,172,806	$66,802,209	4,983,567	$58,517,342
Shares issued in reinvestment of
distributions	1,237,734	13,418,517	735,436	8,650,561
Shares redeemed	(7,319,828)	(79,379,851)	(2,855,686)	(33,528,620)
Net increase (decrease)	90,712	$840,875	2,863,317	$33,639,283
Year ended February 28, 2010
Shares sold	12,693,078	$134,207,912	10,274,097	$116,715,622
Shares issued in reinvestment of
distributions	2,507,684	26,545,956	1,347,355	15,361,480
Shares redeemed	(14,493,804)	(153,748,975)	(6,231,805)	(70,671,013)
Net increase (decrease)	706,958	$7,004,893	5,389,647	$61,406,089
Class B Shares:
Six Months ended August 31, 2010
Shares sold	26,381	$288,436
Shares issued in reinvestment of
distributions	8,308	90,614
Shares redeemed	(217,912)	(2,374,481)
Net increase (decrease)	(183,223)	$(1,995,431)
Year ended February 28, 2010
Shares sold	12,821	$136,815
Shares issued in reinvestment of
distributions	27,591	292,764
Shares redeemed	(620,272)	(6,589,846)
Net increase (decrease)	(579,860)	$(6,160,267)
Class C Shares:
Six Months ended August 31, 2010
Shares sold	1,303,992	$14,323,172	1,860,833	$22,040,107
Shares issued in reinvestment of
distributions	136,379	1,496,628	155,805	1,849,265
Shares redeemed	(845,757)	(9,263,260)	(805,431)	(9,543,144)
Net increase (decrease)	594,614	$6,556,540	1,211,207	$14,346,228
Year ended February 28, 2010
Shares sold	3,490,469	$37,323,922	4,522,462	$52,013,630
Shares issued in reinvestment of
distributions	242,579	2,602,178	237,644	2,737,499
Shares redeemed	(1,332,759)	(14,296,234)	(1,038,198)	(11,945,780)
Net increase (decrease)	2,400,289	$25,629,866	3,721,908	$42,805,349

Semiannual Report | 175

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Arizona		Franklin Colorado
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended August 31, 2010
Shares sold	108,199	$1,171,235	166,909	$1,960,784
Shares issued in reinvestment of
distributions	2,607	28,303	463	5,453
Shares redeemed	(131,455)	(1,424,509)	(106,473)	(1,254,271)
Net increase (decrease)	(20,649)	$(224,971)	60,899	$711,966
Year ended February 28, 2010[a]
Shares sold	465,317	$4,904,066	1,106,041	$12,505,231
Shares issued in reinvestment of
distributions	1,341	14,414	70	812
Shares redeemed	(47,542)	(509,825)	(156,322)	(1,791,297)
Net increase (decrease)	419,116	$4,408,655	949,789	$10,714,746
[a]For the period July 15, 2009 (effective date) to February 28, 2010, for the Franklin Colorado Tax-Free Income Fund.

	Franklin Connecticut		Franklin Michigan
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold	3,638,185	$39,896,303	5,575,743	$66,954,242
Shares issued in reinvestment of
distributions	493,978	5,428,242	1,613,126	19,378,420
Shares redeemed	(2,347,040)	(25,770,575)	(7,793,534)	(93,509,588)
Net increase (decrease)	1,785,123	$19,553,970	(604,665)	$(7,176,926)
Year ended February 28, 2010
Shares sold	8,457,084	$90,194,787	11,886,273	$140,284,064
Shares issued in reinvestment of
distributions	886,050	9,438,927	3,214,545	37,989,621
Shares redeemed	(5,343,140)	(56,842,844)	(17,609,236)	(207,465,536)
Net increase (decrease)	3,999,994	$42,790,870	(2,508,418)	$(29,191,851)
Class B Shares:
Six Months ended August 31, 2010
Shares sold			2,243	$27,137
Shares issued in reinvestment of
distributions			16,546	199,856
Shares redeemed			(420,315)	(5,076,255)
Net increase (decrease)			(401,526)	$(4,849,262)
Year ended February 28, 2010
Shares sold			9,498	$111,105
Shares issued in reinvestment of
distributions			55,387	656,266
Shares redeemed			(1,232,200)	(14,610,865)
Net increase (decrease)			(1,167,315)	$(13,843,494)

176 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Connecticut		Franklin Michigan
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended August 31, 2010
Shares sold	1,574,315	$17,376,726	2,235,115	$27,167,671
Shares issued in reinvestment of
distributions	107,625	1,190,160	224,496	2,729,213
Shares redeemed	(836,277)	(9,221,348)	(1,524,852)	(18,514,433)
Net increase (decrease)	845,663	$9,345,538	934,759	$11,382,451
Year ended February 28, 2010
Shares sold	2,666,498	$28,518,935	4,084,189	$48,807,096
Shares issued in reinvestment of
distributions	185,796	1,991,695	417,054	4,985,346
Shares redeemed	(1,147,228)	(12,261,357)	(3,277,517)	(39,122,736)
Net increase (decrease)	1,705,066	$18,249,273	1,223,726	$14,669,706
Advisor Class Shares:
Six Months ended August 31, 2010
Shares sold	410,042	$4,518,230	275,438	$3,321,006
Shares issued in reinvestment of
distributions	242	2,662	1,014	12,216
Shares redeemed	(176,443)	(1,945,955)	(50,579)	(612,818)
Net increase (decrease)	233,841	$2,574,937	225,873	$2,720,404
Year ended February 28, 2010[a]
Shares sold	1,317,481	$14,155,332	301,110	$3,538,457
Shares issued in reinvestment of
distributions	147	1,595	500	5,958
Shares redeemed	(303,088)	(3,284,855)	(77,806)	(928,131)
Net increase (decrease)	1,014,540	$10,872,072	223,804	$2,616,284
[a]For the period July 15, 2009 (effective date) to February 28, 2010 for the Franklin Connecticut Tax-Free Income Fund.

	Franklin Minnesota		Franklin Ohio
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold	6,478,919	$79,415,130	9,373,537	$117,524,507
Shares issued in reinvestment of
distributions	879,227	10,777,270	1,563,259	19,609,412
Shares redeemed	(3,403,346)	(41,621,714)	(6,259,892)	(78,414,851)
Net increase (decrease)	3,954,800	$48,570,686	4,676,904	$58,719,068
Year ended February 28, 2010
Shares sold	13,441,424	$162,227,348	20,139,038	$249,409,233
Shares issued in reinvestment of
distributions	1,587,293	19,173,994	2,882,344	35,726,254
Shares redeemed	(7,435,457)	(89,730,557)	(12,620,955)	(156,099,076)
Net increase (decrease)	7,593,260	$91,670,785	10,400,427	$129,036,411

Semiannual Report | 177

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Minnesota		Franklin Ohio
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class B Shares:
Six Months ended August 31, 2010
Shares sold			10,125	$127,510
Shares issued in reinvestment of
distributions			24,699	310,973
Shares redeemed			(652,052)	(8,208,532)
Net increase (decrease)			(617,228)	$(7,770,049)
Year ended February 28, 2010
Shares sold			20,976	$258,053
Shares issued in reinvestment of
distributions			67,842	843,195
Shares redeemed			(911,329)	(11,341,598)
Net increase (decrease)			(822,511)	$(10,240,350)
Class C Shares:
Six Months ended August 31, 2010
Shares sold	3,527,205	$43,526,400	5,036,575	$63,790,328
Shares issued in reinvestment of
distributions	185,393	2,292,320	317,734	4,026,581
Shares redeemed	(816,676)	(10,076,512)	(1,324,484)	(16,763,810)
Net increase (decrease)	2,895,922	$35,742,208	4,029,825	$51,053,099
Year ended February 28, 2010
Shares sold	6,126,237	$74,645,880	7,938,848	$99,369,344
Shares issued in reinvestment of
distributions	253,689	3,091,524	496,115	6,210,680
Shares redeemed	(1,102,981)	(13,438,004)	(2,199,150)	(27,455,783)
Net increase (decrease)	5,276,945	$64,299,400	6,235,813	$78,124,241
Advisor Class Shares:
Six Months ended August 31, 2010
Shares sold	147,406	$1,803,982	283,727	$3,556,598
Shares issued in reinvestment of
distributions	461	5,695	1,903	23,910
Shares redeemed	(37,325)	(457,092)	(88,541)	(1,107,689)
Net increase (decrease)	110,542	$1,352,585	197,089	$2,472,819
Year ended February 28, 2010[a]
Shares sold	451,329	$5,435,791	1,194,735	$14,728,066
Shares issued in reinvestment of
distributions	58	707	1,630	20,233
Shares redeemed	(86,638)	(1,054,930)	(156,086)	(1,947,423)
Net increase (decrease)	364,749	$4,381,568	1,040,279	$12,800,876

aFor the period July 1, 2009 (effective date) to February 28, 2010 for the Franklin Minnesota Tax-Free Income Fund.

178 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Oregon		Franklin Pennsylvania
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2010
Shares sold	8,888,655	$106,339,918	12,045,283	$124,687,468
Shares issued in reinvestment of
distributions	1,279,774	15,321,493	1,481,022	15,346,899
Shares redeemed	(5,217,733)	(62,333,142)	(5,457,126)	(56,556,192)
Net increase (decrease)	4,950,696	$59,328,269	8,069,179	$83,478,175
Year ended February 28, 2010
Shares sold	16,304,964	$189,113,883	21,756,734	$219,416,349
Shares issued in reinvestment of
distributions	2,338,185	27,187,860	2,570,792	25,885,964
Shares redeemed	(8,476,619)	(98,392,155)	(10,336,327)	(103,691,466)
Net increase (decrease)	10,166,530	$117,909,588	13,991,199	$141,610,847
Class B Shares:
Six Months ended August 31, 2010
Shares sold			21,014	$217,355
Shares issued in reinvestment of
distributions			24,667	256,443
Shares redeemed			(490,540)	(5,104,662)
Net increase (decrease)			(444,859)	$(4,630,864)
Year ended February 28, 2010
Shares sold			15,147	$154,176
Shares issued in reinvestment of
distributions			66,366	668,594
Shares redeemed			(1,066,395)	(10,749,889)
Net increase (decrease)			(984,882)	$(9,927,119)
Class C Shares:
Six Months ended August 31, 2010
Shares sold	3,257,142	$39,382,063	4,522,150	$47,253,717
Shares issued in reinvestment of
distributions	233,412	2,827,526	293,343	3,068,331
Shares redeemed	(1,213,206)	(14,638,931)	(1,177,683)	(12,310,951)
Net increase (decrease)	2,277,348	$27,570,658	3,637,810	$38,011,097
Year ended February 28, 2010
Shares sold	6,565,810	$77,192,328	8,509,665	$86,482,377
Shares issued in reinvestment of
distributions	360,226	4,241,147	439,460	4,469,284
Shares redeemed	(1,509,031)	(17,705,611)	(1,902,094)	(19,299,029)
Net increase (decrease)	5,417,005	$63,727,864	7,047,031	$71,652,632

Semiannual Report | 179

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Oregon		Franklin Pennsylvania
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended August 31, 2010
Shares sold	304,148	$3,647,158	708,212	$7,405,521
Shares issued in reinvestment of
distributions	1,971	23,710	1,177	12,209
Shares redeemed	(58,966)	(705,191)	(54,462)	(562,921)
Net increase (decrease)	247,153	$2,965,677	654,927	$6,854,809
Period ended February 28, 2010[a]
Shares sold	577,308	$6,667,530	760,831	$7,638,231
Shares issued in reinvestment of
distributions	435	5,145	323	3,303
Shares redeemed	(37,667)	(445,531)	(96,017)	(984,132)
Net increase (decrease)	540,076	$6,227,144	665,137	$6,657,402
[a]For the period July 15, 2009 (effective date) to February 28, 2010.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

180 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Funds’ Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.10%	0.10%
Compensation Plans:
Class B	0.65%	—	—	0.65%
Class C	0.65%	0.65%	0.65%	0.65%

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.10%	0.10%
Compensation Plans:
Class B	—	0.65%	—	0.65%
Class C	0.65%	0.65%	0.65%	0.65%

Semiannual Report | 181

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$160,081	$151,445	$93,876	$192,040
Contingent deferred sales charges retained	$22,326	$17,955	$14,200	$18,789

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$172,487	$352,394	$316,033	$358,934
Contingent deferred sales charges retained	$18,484	$35,215	$24,413	$29,913

e. Transfer Agent Fees

For the period ended August 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Transfer agent fees	$90,882	$70,344	$50,780	$212,485

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Transfer agent fees	$114,517	$200,247	$106,295	$174,238

182 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2010, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Minnesota
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards expiring in:
2011	$—	$81,665	$—	$—
2012	12,957,454	4,695,674	2,891,444	—
2014	2,638,564	—	—	—
2015	659,023	—	—	1,475,000
2017	—	—	—	1,004,796
2018	—	2,700,288	—	286,131
	$16,255,041	$7,477,627	$2,891,444	$2,765,927

	Franklin	Franklin	Franklin
	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards expiring in:
2012	$—	$2,266,828	$—
2013	—	—	876,215
2016	—	972,134	—
2017	3,103,689	—	—
2018	—	—	3,499,532
	$3,103,689	$3,238,962	$4,375,747

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At February 28, 2010, the Franklin Colorado Tax-Free Income Fund and the Franklin Oregon Tax-Free Income Fund deferred realized capital losses of $105,642 and $338,209, respectively.

Semiannual Report | 183

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$1,096,285,858	$718,191,047	$531,014,357	$1,507,796,074

Unrealized appreciation	$60,048,025	$42,087,437	$24,381,069	$76,249,611
Unrealized depreciation	(13,570,060)	(3,844,417)	(1,237,198)	(4,651,731)

Net unrealized appreciation
(depreciation)	$46,477,965	$38,243,020	$23,143,871	$71,597,880

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$981,948,988	$1,674,276,474	$1,188,884,190	$1,334,966,059

Unrealized appreciation	$66,497,328	$92,918,723	$78,955,772	$76,790,385
Unrealized depreciation	(84,192)	(2,291,114)	(2,464,970)	(3,455,530)

Net unrealized appreciation
(depreciation)	$66,413,136	$90,627,609	$76,490,802	$73,334,855

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended August 31, 2010, were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Purchases	$125,088,177	$83,407,646	$60,631,743	$109,939,472
Sales	$119,251,550	$30,105,277	$34,071,450	$131,307,729

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Purchases	$95,757,958	$178,167,055	$100,588,367	$168,572,854
Sales	$24,376,100	$68,308,100	$28,957,375	$41,263,656

184 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

6. CONCENTRATION OF RISK

Each of the funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended August 31, 2010, the Funds did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in deter- mining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semiannual Report | 185

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

8. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2010, all of the Funds’ investments in securities carried at fair value were in Level 2 inputs.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

186 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Abbreviations

Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
BIG	-	Bond Investors Guaranty Insurance Co. (acquired by
MBIA in 1989 and no longer does business under this
name; on February 18, 2009, most MBIA Insured
were replaced with NATL Insured through a spin-off.)
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HDC	-	Housing Development Corp.
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.

HMR ID IDA IDAR IDR ISD MF MFH MFHR MFR NATL NATL RE PBA

PCC PCR PFAR RDA RDAR SFM SFMR USD XLCA

  Home Mortgage Revenue
  Improvement District
  Industrial Development Authority/Agency
  Industrial Development Authority Revenue
  Industrial Development Revenue
  Independent School District
  Multi-Family
  Multi-Family Housing
  Multi-Family Housing Revenue
  Multi-Family Revenue
  National Public Financial Guarantee Corp.
  National Public Financial Guarantee Corp. Reinsured
  Public Building Authority
  Pollution Control Corp.
  Pollution Control Revenue
  Public Financing Authority Revenue
  Redevelopment Agency/Authority
  Redevelopment Agency Revenue
  Single Family Mortgage
  Single Family Mortgage Revenue
  Unified/Union School District
  XL Capital Assurance

Semiannual Report | 187

Franklin Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

188 | Semiannual Report

Sign up for electronic delivery
on franklintempleton. com

Semiannual Report and Shareholder Letter

FRANKLIN TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

TF3 S 10/10

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 28, 2010